UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05954

The Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2024

Item 1: Report(s) to Shareholders.

Semiannual Report |
June 30, 2024
Schwab Value Advantage Money Fund
®
, Investor Shares
Ticker Symbol: SWVXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Value Advantage Money Fund, Investor Shares*	$17	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$195,345
Number of Holdings	614
Weighted Average Maturity	30 Days
Seven-Day Yield (with waivers)	5.14%
Seven-Day Yield (without waivers)	5.13%
Seven-Day Effective Yield (with waivers)	5.27%

Portfolio Composition By Effective Maturity % of Investments
1

Portfolio Composition by Security Type % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab Value Advantage Money Fund
®
, Investor Shares | Semiannual Report
1
REG124741-00  00301235

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Value Advantage Money Fund
®
, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab Value Advantage Money Fund
®
, Ultra Shares
Ticker Symbol: SNAXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Value Advantage Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$104,609
Number of Holdings	614
Weighted Average Maturity	30 Days
Seven-Day Yield (with waivers)	5.29%
Seven-Day Yield (without waivers)	5.28%
Seven-Day Effective Yield (with waivers)	5.43%

Portfolio Composition By Effective Maturity % of Investments
1

Portfolio Composition by Security Type % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab Value Advantage Money Fund
®
, Ultra Shares | Semiannual Report
1
REG124742-00  00301236

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Value Advantage Money Fund
®
, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab Government Money Fund, Sweep Shares
Ticker Symbol: SWGXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Sweep Shares*	$22	0.44%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$19,455
Number of Holdings	225
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	4.93%
Seven-Day Yield (without waivers)	4.92%
Seven-Day Effective Yield (with waivers)	5.05%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments
1

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab Government Money Fund, Sweep Shares | Semiannual Report
1
REG124723-00  00301217

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Fund, Sweep Shares | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab Government Money Fund, Investor Shares
Ticker Symbol: SNVXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Investor Shares*	$17	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$24,575
Number of Holdings	225
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	5.03%
Seven-Day Yield (without waivers)	5.02%
Seven-Day Effective Yield (with waivers)	5.15%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments
1

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab Government Money Fund, Investor Shares | Semiannual Report
1
REG124722-00  00301216

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab Government Money Fund, Ultra Shares
Ticker Symbol: SGUXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Y
ou
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$18,224
Number of Holdings	225
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	5.18%
Seven-Day Yield (without waivers)	5.17%
Seven-Day Effective Yield (with waivers)	5.31%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments
1

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab Government Money Fund, Ultra Shares | Semiannual Report
1
REG124724-00  00301218

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab U.S. Treasury Money Fund, Investor Shares
Ticker Symbol: SNSXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Investor Shares*	$17	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$29,614
Number of Holdings	56
Weighted Average Maturity	45 Days
Seven-Day Yield (with waivers)	5.01%
Seven-Day Yield (without waivers)	5.01%
Seven-Day Effective Yield (with waivers)	5.14%
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
2

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your
investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab U.S. Treasury Money Fund, Investor Shares | Semiannual Report
1
REG124739-00  00301233

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab U.S. Treasury Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab U.S. Treasury Money Fund, Ultra Shares
Ticker Symbol: SUTXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$36,601
Number of Holdings	56
Weighted Average Maturity	45 Days
Seven-Day Yield (with waivers)	5.16%
Seven-Day Yield (without waivers)	5.16%
Seven-Day Effective Yield (with waivers)	5.30%
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
2

You could lose money by
investing
in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab U.S. Treasury Money Fund, Ultra Shares | Semiannual Report
1
REG124740-00  00301234

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab U.S. Treasury Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab Treasury Obligations Money Fund, Investor Shares
Ticker Symbol: SNOXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Investor Shares*	$17	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$35,164
Number of Holdings	73
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	5.01%
Seven-Day Yield (without waivers)	5.00%
Seven-Day Effective Yield (with waivers)	5.13%
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By
Effective
Maturity % of Investments
2

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab Treasury Obligations Money Fund, Investor Shares | Semiannual Report
1
REG124736-00  00301230

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Treasury Obligations Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab Treasury Obligations Money Fund, Ultra Shares
Ticker Symbol: SCOXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$31,372
Number of Holdings	73
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	5.16%
Seven-Day Yield (without waivers)	5.15%
Seven-Day Effective Yield (with waivers)	5.29%
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective
Maturity
% of Investments
2

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
The fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab Treasury Obligations Money Fund, Ultra Shares | Semiannual Report
1
REG124738-00  00301232

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Treasury Obligations Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab Municipal Money Fund, Investor Shares
Ticker Symbol: SWTXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Investor Shares*	$17	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$4,014
Number of Holdings	1,156
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	3.69%
Seven-Day Yield (without waivers)	3.69%
Seven-Day Effective Yield (with waivers)	3.76%
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
2

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve
the value of your
investment
at $1.00 per share, it cannot guarantee it will do so. An
investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not ex pect t
hat the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect
of any applicable
waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional
shares of the fund.
1
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab Municipal Money Fund, Investor Shares | Semiannual Report
1
REG124729-00  00301223

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Municipal Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab Municipal Money Fund, Ultra Shares
Ticker Symbol: SWOXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$12,419
Number of Holdings	1,156
Weighted Average Maturity	26 Days
Seven-Day Yield (with waivers)	3.84%
Seven-Day Yield (without waivers)	3.83%
Seven-Day Effective Yield (with waivers)	3.92%
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
2

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $
1.00
per share, it cannot guarantee it will do so. An
investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government
a
gency
. The
fund
may impose a fee upon the
sale of your shares if the fund’s Board of Trustees or its delegate determines that
the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted
average
maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers
. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand
.
Schwab Municipal Money Fund, Ultra Shares | Semiannual Report
1
REG124730-00  00301225

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Municipal Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab AMT Tax-Free Money Fund, Investor Shares
Ticker Symbol: SWWXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Investor Shares*	$17	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$1,138
Number of Holdings	608
Weighted Average Maturity	27 Days
Seven-Day Yield (with waivers)	3.68%
Seven-Day Yield (without waivers)	3.66%
Seven-Day Effective Yield (with waivers)	3.75%
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
3

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do
so. An
investment in the fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation
or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than
397
days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
2
Less than 0.05%.
3
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab AMT Tax-Free Money Fund, Investor Shares | Semiannual Report
1
REG124718-00  00301212

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab AMT Tax-Free Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab AMT Tax-Free Money Fund, Ultra Shares
Ticker Symbol: SCTXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$2,259
Number of Holdings	608
Weighted Average Maturity	27 Days
Seven-Day Yield (with waivers)	3.83%
Seven-Day Yield (without waivers)	3.81%
Seven-Day Effective Yield (with waivers)	3.90%
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
3

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $
1.00
per share, it cannot guarantee it will do so. An
investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose
a
fee
upon the
sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor
has no legal obligation to
provide financial support to the fund, and you should not expect that
the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
2
Less than 0.05%.
3
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab AMT Tax-Free Money Fund, Ultra Shares | Semiannual Report
1
REG124719-00  00301213

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab AMT Tax-Free Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab California Municipal Money Fund, Investor Shares
Ticker Symbol: SWKXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Investor Shares*	$17	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$2,499
Number of Holdings	477
Weighted Average Maturity	35 Days
Seven-Day Yield (with waivers)	3.38%
Seven-Day Yield (without waivers)	3.38%
Seven-Day Effective Yield (with waivers)	3.44%
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
2

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab California Municipal Money Fund, Investor Shares | Semiannual Report
1
REG124720-00  00301214

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab California Municipal Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab California Municipal Money Fund, Ultra Shares
Ticker Symbol: SCAXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$6,297
Number of Holdings	477
Weighted Average Maturity	35 Days
Seven-Day Yield (with waivers)	3.53%
Seven-Day Yield (without waivers)	3.53%
Seven-Day Effective Yield (with waivers)	3.60%
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
2

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab California Municipal Money Fund, Ultra Shares | Semiannual Report
1
REG124721-00  00301215

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab California Municipal Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab New York Municipal Money Fund, Investor Shares
Ticker Symbol: SWYXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Investor Shares*	$17	0.34%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$976
Number of Holdings	329
Weighted Average Maturity	33 Days
Seven-Day Yield (with waivers)	3.66%
Seven-Day Yield (without waivers)	3.65%
Seven-Day Effective Yield (with waivers)	3.73%
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
2

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab New York Municipal Money Fund, Investor Shares | Semiannual Report
1
REG124732-00  00301226

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab New York Municipal Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab New York Municipal Money Fund, Ultra Shares
Ticker Symbol: SNYXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$1,493
Number of Holdings	329
Weighted Average Maturity	33 Days
Seven-Day Yield (with waivers)	3.81%
Seven-Day Yield (without waivers)	3.80%
Seven-Day Effective Yield (with waivers)	3.88%
Portfolio Composition by Security Type % of Investments
1

Portfolio Composition By Effective Maturity % of Investments
2

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
2
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed
through demand.
Schwab New York Municipal Money Fund, Ultra Shares | Semiannual Report
1
REG124733-00  00301227

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab New York Municipal Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab Retirement Government Money Fund
Ticker Symbol: SNRXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Retirement Government Money Fund*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$2,098
Number of Holdings	214
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	5.18%
Seven-Day Yield (without waivers)	5.16%
Seven-Day Effective Yield (with waivers)	5.31%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments
1

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab Retirement Government Money Fund | Semiannual Report
1
REG124734-00  00301228

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Retirement Government Money Fund | Semiannual Report

Semiannual Report |
June 30, 2024
Schwab Variable Share Price Money Fund, Ultra Shares
Ticker Symbol: SVUXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus,
Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Variable Share Price Money Fund, Ultra Shares*	$10	0.19%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Statistics

Net Assets (millions)	$5,777
Number of Holdings	163
Weighted Average Maturity	13 Days
Seven-Day Yield (with waivers)	5.22%
Seven-Day Yield (without waivers)	5.21%
Seven-Day Effective Yield (with waivers)	5.36%

Portfolio Composition By Effective Maturity % of Investments
1

Portfolio Composition by Security Type % of Investments

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days
(approximately 13 months).
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
Schwab Variable Share Price Money Fund, Ultra Shares | Semiannual Report
1
REG124743-00  00301237

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabfunds_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/schwabfunds_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab
Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabfunds_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Variable Share Price Money Fund, Ultra Shares | Semiannual Report

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | June 30, 2024
Schwab Value Advantage Money Fund®

In This Report

Financial Statements and Portfolio Holdings	2
Financial Notes	33
Investment Advisory Agreement Approval	41
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
1

Schwab Value Advantage Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Net realized and unrealized gains (losses)	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Less distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.02)	(0.00)[2,3]	(0.00)[2]	(0.02)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.61%[4]	5.03%	1.54%	0.04%[3]	0.44%	2.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%[5]	0.34%	0.31%[6,7]	0.11%[7]	0.28%[7,8]	0.34%
Gross operating expenses	0.35%[5]	0.35%	0.35%[6]	0.35%	0.41%	0.42%
Net investment income (loss)	5.19%[5]	4.96%	1.97%	0.04%	0.47%	2.02%
Net assets, end of period (x 1,000,000)	$195,345	$169,906	$94,290	$42,245	$56,419	$74,972

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
2
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.05	0.02	0.00 [2]	0.01	0.02
Net realized and unrealized gains (losses)	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.05	0.02	0.00 [2]	0.01	0.02
Less distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.02)	(0.00)[2,3]	(0.01)	(0.02)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.01)	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.69%[4]	5.18%	1.66%	0.04%[3]	0.53%	2.22%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[5]	0.19%	0.18%[6,7]	0.11%[7]	0.18%[7,8]	0.19%
Gross operating expenses	0.20%[5]	0.20%	0.20%[6]	0.20%	0.26%	0.27%
Net investment income (loss)	5.34%[5]	5.08%	2.09%	0.04%	0.56%	2.17%
Net assets, end of period (x 1,000,000)	$104,609	$95,499	$69,065	$33,078	$37,882	$47,497

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
3

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT 21.9% OF NET ASSETS
BANK OF AMERICA NA
		5.34%		07/05/24	565,000,000	565,000,000
		5.81%		07/15/24	350,000,000	350,000,000
		5.72%		07/22/24	295,000,000	295,000,000
		5.80%		08/09/24	475,000,000	475,000,000
		6.00%		08/16/24	111,000,000	111,000,000
		6.00%		09/23/24	98,000,000	98,000,000
		6.00%		10/01/24	157,000,000	157,000,000
(SOFR + 0.22%)	(a)	5.56%	07/01/24	10/04/24	360,000,000	360,000,000
		5.32%		10/08/24	495,000,000	495,000,000
		5.32%		10/15/24	490,000,000	490,000,000
		5.96%		10/30/24	300,000,000	300,000,000
		5.51%		11/06/24	400,000,000	400,000,000
(SOFR + 0.29%)	(a)	5.63%	07/01/24	01/30/25	500,000,000	500,000,000
		5.30%		02/14/25	500,000,000	500,000,000
		5.55%		04/15/25	400,000,000	400,000,000
		5.60%		04/28/25	600,000,000	600,000,000
		5.50%		05/09/25	500,000,000	500,000,000
		5.50%		05/23/25	500,000,000	500,000,000
BANK OF MONTREAL (CHICAGO BRANCH)
		5.37%		07/11/24	140,000,000	140,000,000
		5.38%		09/04/24	200,000,000	200,000,000
		5.48%		11/07/24	200,000,000	200,000,000
		5.45%		01/02/25	200,000,000	200,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
		5.93%		07/19/24	190,000,000	190,000,000
		5.55%		09/05/24	240,000,000	240,000,000
		5.60%		09/11/24	495,000,000	495,000,000
(SOFR + 0.33%)	(a)	5.67%	07/01/24	10/02/24	294,000,000	294,000,000
(SOFR + 0.31%)	(a)	5.65%	07/01/24	10/03/24	295,000,000	295,000,000
(SOFR + 0.25%)	(a)	5.59%	07/01/24	02/03/25	200,000,000	200,000,000
(SOFR + 0.25%)	(a)	5.59%	07/01/24	02/28/25	200,000,000	200,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(SOFR + 0.25%)	(a)	5.59%	07/01/24	03/03/25	500,000,000	500,000,000
See financial notes
4
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BARCLAYS BANK PLC (NEW YORK BRANCH)
		5.55%		07/02/24	500,000,000	500,000,000
		5.37%		08/09/24	755,000,000	755,000,000
BAYERISCHE LANDESBANK (NEW YORK BRANCH)
		5.55%		10/01/24	500,000,000	500,000,000
BNP PARIBAS (NEW YORK BRANCH)
		5.35%		07/09/24	300,000,000	300,000,000
(SOFR + 0.20%)	(a)	5.54%	07/01/24	08/05/24	345,000,000	345,000,000
(SOFR + 0.40%)	(a)	5.74%	07/01/24	08/28/24	230,000,000	230,079,592
		5.41%		09/09/24	250,000,000	250,000,000
		5.41%		09/23/24	400,000,000	400,000,000
		5.44%		09/27/24	468,000,000	468,000,000
(SOFR + 0.22%)	(a)	5.56%	07/01/24	10/01/24	600,000,000	600,000,000
		5.49%		11/06/24	225,000,000	225,000,000
		5.45%		11/18/24	200,000,000	200,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
		5.35%		08/21/24	300,000,000	300,000,000
		5.38%		09/04/24	500,000,000	500,000,000
		5.45%		09/19/24	200,000,000	200,000,000
		5.45%		03/05/25	500,000,000	500,000,000
CITIBANK NA
		5.92%		07/29/24	500,000,000	500,000,000
(SOFR + 0.29%)	(a)	5.63%	07/01/24	10/10/24	490,000,000	490,000,000
(SOFR + 0.60%)	(a)	5.94%	07/01/24	10/28/24	400,000,000	400,000,000
COOPERATIEVE RABOBANK UA (LONDON BRANCH)
		5.38%		07/05/24	489,000,000	489,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
		5.70%		07/22/24	95,000,000	95,000,000
		5.70%		09/05/24	100,000,000	100,000,000
(SOFR + 0.25%)	(a)	5.59%	07/01/24	02/10/25	350,000,000	350,000,000
		5.38%		03/26/25	100,000,000	100,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)
		5.47%		08/01/24	300,000,000	300,000,000
		5.47%		08/02/24	300,000,000	300,000,000
		5.43%		09/18/24	500,000,000	500,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)
		5.37%		07/03/24	500,000,000	500,000,000
		5.37%		07/08/24	500,000,000	500,000,000
		5.33%		07/22/24	500,000,000	500,000,000
		5.36%		07/26/24	500,000,000	500,000,000
		5.42%		08/27/24	500,000,000	500,000,000
		5.44%		09/09/24	800,000,000	800,000,000
HSBC BANK USA NA (NEW YORK BRANCH)
		5.45%		09/25/24	400,000,000	400,000,000
		5.45%		09/26/24	500,000,000	500,000,000
		5.45%		09/30/24	200,000,000	200,000,000
See financial notes
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
5

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)
		5.33%		07/02/24	273,000,000	273,000,000
		5.33%		07/05/24	1,224,000,000	1,224,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)
		5.33%		07/02/24	491,000,000	491,000,000
		5.33%		07/05/24	417,000,000	417,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.20%)	(a)	5.54%	07/01/24	08/01/24	290,000,000	290,000,000
(SOFR + 0.18%)	(a)	5.52%	07/01/24	08/07/24	749,000,000	749,000,000
(SOFR + 0.18%)	(a)	5.52%	07/01/24	08/14/24	532,000,000	532,000,000
(SOFR + 0.18%)	(a)	5.52%	07/01/24	08/26/24	373,000,000	373,000,000
(SOFR + 0.18%)	(a)	5.52%	07/01/24	09/04/24	366,000,000	366,000,000
(SOFR + 0.20%)	(a)	5.54%	07/01/24	09/23/24	400,000,000	400,000,000
(SOFR + 0.25%)	(a)	5.59%	07/01/24	10/28/24	140,000,000	140,000,000
(SOFR + 0.20%)	(a)	5.54%	07/01/24	12/02/24	110,000,000	110,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(SOFR + 0.25%)	(a)	5.59%	07/01/24	11/12/24	500,000,000	500,000,000
(SOFR + 0.22%)	(a)	5.56%	07/01/24	11/13/24	500,000,000	500,000,000
(SOFR + 0.21%)	(a)	5.55%	07/01/24	11/15/24	1,000,000,000	1,000,000,000
(SOFR + 0.19%)	(a)	5.53%	07/01/24	12/02/24	440,000,000	440,000,000
(SOFR + 0.20%)	(a)	5.54%	07/01/24	12/02/24	500,000,000	500,000,000
MUFG BANK LTD (NEW YORK BRANCH)
		5.39%		07/02/24	265,000,000	265,000,000
(SOFR + 0.25%)	(a)	5.59%	07/01/24	07/08/24	175,000,000	175,000,000
(SOFR + 0.19%)	(a)	5.53%	07/01/24	07/26/24	285,000,000	285,000,000
		5.38%		08/16/24	715,000,000	715,000,000
(SOFR + 0.18%)	(a)	5.52%	07/01/24	08/20/24	103,000,000	103,000,000
(SOFR + 0.18%)	(a)	5.52%	07/01/24	08/26/24	300,000,000	300,000,000
(SOFR + 0.18%)	(a)	5.52%	07/01/24	09/03/24	530,000,000	530,000,000
(SOFR + 0.18%)	(a)	5.52%	07/01/24	09/12/24	500,000,000	500,000,000
		5.40%		09/13/24	236,000,000	236,000,000
(SOFR + 0.24%)	(a)	5.58%	07/01/24	11/07/24	500,000,000	500,000,000
(SOFR + 0.24%)	(a)	5.58%	07/01/24	11/08/24	500,000,000	500,000,000
(SOFR + 0.24%)	(a)	5.58%	07/01/24	11/12/24	500,000,000	500,000,000
		5.47%		11/13/24	335,000,000	335,000,000
		5.48%		11/14/24	100,000,000	100,000,000
(SOFR + 0.19%)	(a)	5.53%	07/01/24	11/27/24	500,000,000	500,000,000
(SOFR + 0.19%)	(a)	5.53%	07/01/24	12/04/24	500,000,000	500,000,000
		5.45%		12/05/24	519,000,000	519,000,000
(SOFR + 0.19%)	(a)	5.53%	07/01/24	12/05/24	200,000,000	200,000,000
NATIXIS (NEW YORK BRANCH)
		5.43%		09/18/24	500,000,000	500,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(SOFR + 0.17%)	(a)	5.51%	07/01/24	09/13/24	100,000,000	100,000,000
		5.45%		09/17/24	235,000,000	235,000,000
(SOFR + 0.23%)	(a)	5.57%	07/01/24	11/26/24	240,000,000	240,000,000
(SOFR + 0.22%)	(a)	5.56%	07/01/24	12/13/24	300,000,000	300,000,000
See financial notes
6
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.21%)	(a)	5.55%	07/01/24	12/30/24	200,000,000	200,000,000
(SOFR + 0.21%)	(a)	5.55%	07/01/24	01/03/25	100,000,000	100,000,000
(SOFR + 0.25%)	(a)	5.59%	07/01/24	02/14/25	300,000,000	300,000,000
(SOFR + 0.25%)	(a)	5.59%	07/01/24	03/24/25	500,000,000	500,000,000
(SOFR + 0.25%)	(a)	5.59%	07/01/24	03/26/25	300,000,000	300,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(SOFR + 0.64%)	(a)	5.98%	07/01/24	07/10/24	350,000,000	350,000,000
(SOFR + 0.63%)	(a)	5.97%	07/01/24	07/15/24	200,000,000	200,000,000
		5.72%		08/16/24	705,000,000	705,000,000
		6.00%		10/17/24	280,000,000	280,000,000
(SOFR + 0.27%)	(a)	5.61%	07/01/24	01/23/25	500,000,000	500,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
		5.45%		09/19/24	400,000,000	400,000,000
		5.38%		10/07/24	250,000,000	250,000,000
		5.42%		10/25/24	500,000,000	500,000,000
		5.38%		12/30/24	434,000,000	434,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.27%)	(a)	5.61%	07/01/24	07/02/24	233,000,000	233,000,000
(SOFR + 0.25%)	(a)	5.59%	07/01/24	07/08/24	563,000,000	563,000,000
(SOFR + 0.18%)	(a)	5.52%	07/01/24	08/20/24	500,000,000	500,000,000
(SOFR + 0.17%)	(a)	5.51%	07/01/24	08/21/24	300,000,000	300,000,000
(SOFR + 0.19%)	(a)	5.53%	07/01/24	09/05/24	500,000,000	500,000,000
(SOFR + 0.18%)	(a)	5.52%	07/01/24	09/06/24	500,000,000	500,000,000
(SOFR + 0.18%)	(a)	5.52%	07/01/24	09/16/24	500,000,000	500,000,000
(SOFR + 0.24%)	(a)	5.58%	07/01/24	10/10/24	550,000,000	550,000,000
(SOFR + 0.24%)	(a)	5.58%	07/01/24	10/22/24	750,000,000	750,000,000
(SOFR + 0.24%)	(a)	5.58%	07/01/24	10/31/24	300,000,000	300,000,000
(SOFR + 0.24%)	(a)	5.58%	07/01/24	11/12/24	285,000,000	285,000,000
(SOFR + 0.19%)	(a)	5.53%	07/01/24	12/18/24	500,000,000	500,000,000
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)
		5.49%		08/30/24	200,000,000	200,000,000
		5.49%		09/03/24	100,000,000	100,000,000
		5.50%		09/06/24	200,000,000	200,000,000
		5.50%		09/10/24	240,000,000	240,000,000
		5.50%		09/13/24	200,000,000	200,000,000
		5.51%		09/17/24	200,000,000	200,000,000
		5.52%		09/24/24	340,000,000	340,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(SOFR + 0.13%)	(a)	5.47%	07/01/24	07/05/24	200,000,000	200,000,000
(SOFR + 0.15%)	(a)	5.49%	07/01/24	07/30/24	240,000,000	240,000,000
		5.47%		08/16/24	164,000,000	164,000,000
		5.45%		09/18/24	300,000,000	300,000,000
		5.45%		09/19/24	200,000,000	200,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
		5.39%		09/06/24	450,000,000	450,000,000
		5.45%		12/27/24	300,000,000	300,000,000
See financial notes
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
7

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SWEDBANK AB (NEW YORK BRANCH)
		5.40%		07/26/24	552,000,000	552,000,000
		5.30%		07/30/24	100,000,000	100,000,000
		5.43%		10/03/24	218,000,000	218,000,000
		5.49%		11/29/24	100,000,000	100,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
		5.85%		07/12/24	245,000,000	245,000,000
		5.92%		07/26/24	574,000,000	574,000,000
		5.92%		07/31/24	500,000,000	500,000,000
(SOFR + 0.60%)	(a)	5.94%	07/01/24	07/31/24	506,000,000	506,000,000
		6.00%		10/16/24	500,000,000	500,000,000
		6.00%		10/17/24	235,000,000	235,000,000
		5.25%		10/23/24	500,000,000	500,000,000
(EFFR + 0.24%)	(a)	5.57%	07/01/24	10/29/24	1,000,000,000	1,000,000,000
		5.55%		04/15/25	500,000,000	500,000,000
		5.57%		04/22/25	500,000,000	500,000,000
		5.40%		06/25/25	1,000,000,000	1,000,000,000
TRUIST BANK
		5.34%		07/01/24	1,000,000,000	1,000,000,000
		5.48%		07/05/24	400,000,000	400,000,000
		5.54%		09/03/24	1,000,000,000	1,000,000,000
		5.48%		10/01/24	500,000,000	500,000,000
UBS AG (STAMFORD BRANCH)
		5.42%		09/16/24	200,000,000	200,000,000
WELLS FARGO BANK NA
(SOFR + 0.49%)	(a)	5.83%	07/01/24	08/05/24	500,000,000	500,000,000
		5.10%		01/30/25	100,000,000	99,737,905
		5.33%		03/03/25	300,000,000	300,000,000
Total Certificates Of Deposit (Cost $65,853,817,497)						65,853,817,497

ASSET-BACKED COMMERCIAL PAPER 7.1% OF NET ASSETS
ANTALIS SA
	(b)(c)	5.36%		07/05/24	321,210,000	321,019,058
	(b)(c)	5.51%		08/27/24	144,350,000	143,108,951
ATLANTIC ASSET SECURITIZATION LLC	(b)(c)	5.32%		07/01/24	42,876,000	42,876,000
BARCLAYS US CCP FUNDING LLC
	(b)(c)	5.35%		07/02/24	98,000,000	97,985,463
	(b)(c)	5.34%		07/03/24	215,000,000	214,936,217
	(b)(c)	5.35%		07/05/24	120,000,000	119,928,800
	(b)(c)	5.53%		12/02/24	50,000,000	48,849,278
	(b)(c)	5.49%		12/12/24	100,000,000	97,562,778
	(b)(c)	5.50%		12/13/24	100,000,000	97,547,917
BARTON CAPITAL SA
	(b)(c)	5.47%		08/02/24	50,000,000	49,760,444
	(b)(c)	5.44%		09/09/24	50,000,000	49,477,917
See financial notes
8
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BEDFORD ROW FUNDING CORP
(SOFR + 0.17%)	(a)(b)(c)	5.51%	07/01/24	09/11/24	300,000,000	300,000,000
	(b)(c)	5.42%		09/23/24	215,000,000	212,366,250
(SOFR + 0.20%)	(a)(b)(c)	5.54%	07/01/24	09/25/24	200,000,000	200,000,000
(SOFR + 0.21%)	(a)(b)(c)	5.55%	07/01/24	10/03/24	200,000,000	200,000,000
	(b)(c)	5.50%		11/20/24	200,000,000	195,779,444
(SOFR + 0.23%)	(a)(b)(c)	5.57%	07/01/24	01/08/25	100,000,000	100,000,000
(SOFR + 0.27%)	(a)(b)(c)	5.60%	07/01/24	04/03/25	125,000,000	125,000,000
BENNINGTON STARK CAPITAL COMPANY LLC	(b)(c)	5.46%		08/09/24	68,000,000	67,603,673
CABOT TRAIL FUNDING LLC
	(b)(c)	5.43%		07/09/24	150,000,000	149,821,667
	(b)(c)	5.32%		08/02/24	115,000,000	114,470,489
	(b)(c)	5.32%		08/07/24	55,000,000	54,707,186
	(b)(c)	5.32%		08/09/24	50,000,000	49,719,417
	(b)(c)	5.41%		08/21/24	100,000,000	99,253,417
	(b)(c)	5.40%		08/30/24	100,000,000	99,123,333
	(b)(c)	5.45%		09/19/24	100,000,000	98,822,222
	(b)(c)	5.49%		09/24/24	35,000,000	34,556,229
	(b)(c)	5.52%		11/01/24	75,000,000	73,623,937
CAFCO LLC
	(b)(c)	5.32%		07/01/24	85,000,000	85,000,000
	(b)(c)	5.41%		07/11/24	50,000,000	49,926,389
	(b)(c)	5.41%		07/12/24	50,000,000	49,919,028
	(b)(c)	5.37%		08/15/24	75,000,000	74,510,625
	(b)(c)	5.50%		09/16/24	200,000,000	197,698,556
	(b)(c)	5.51%		09/30/24	100,000,000	98,640,056
	(b)(c)	5.48%		12/20/24	100,000,000	97,453,444
CHARIOT FUNDING LLC
	(b)(c)	5.46%		08/07/24	200,000,000	198,894,111
	(b)(c)	5.46%		08/13/24	200,000,000	198,714,778
	(b)(c)	5.47%		08/14/24	80,000,000	79,473,956
	(b)(c)	5.47%		08/15/24	350,000,000	347,646,250
(SOFR + 0.32%)	(a)(b)(c)	5.66%	07/01/24	10/29/24	200,000,000	200,000,000
(SOFR + 0.30%)	(a)(b)(c)	5.64%	07/01/24	12/02/24	359,000,000	359,000,000
(SOFR + 0.30%)	(a)(b)(c)	5.64%	07/01/24	12/11/24	350,000,000	350,000,000
(SOFR + 0.30%)	(a)(b)(c)	5.64%	07/01/24	12/30/24	125,000,000	125,000,000
(SOFR + 0.32%)	(a)(b)(c)	5.66%	07/01/24	03/05/25	375,000,000	375,000,000
CHARTA LLC
	(b)(c)	5.32%		07/01/24	77,600,000	77,600,000
	(b)(c)	5.41%		07/11/24	75,000,000	74,889,583
	(b)(c)	5.41%		07/12/24	100,000,000	99,838,056
	(b)(c)	5.38%		08/15/24	100,000,000	99,346,250
	(b)(c)	5.50%		09/18/24	75,000,000	74,114,542
	(b)(c)	5.49%		11/22/24	150,000,000	146,790,000
	(b)(c)	5.47%		12/20/24	100,000,000	97,458,222
COLLATERALIZED COMMERCIAL PAPER V CO LLC
	(b)	5.55%		10/16/24	200,000,000	200,000,000
(SOFR + 0.32%)	(a)(b)	5.66%	07/01/24	03/10/25	427,000,000	427,000,000
See financial notes
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
9

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CONCORD MINUTEMEN CAPITAL CO LLC SERIES C
	(b)(c)	5.48%		08/29/24	43,500,000	43,500,000
	(b)(c)	5.48%		09/05/24	50,000,000	50,000,000
	(b)(c)	5.47%		09/19/24	23,960,000	23,960,000
	(b)(c)	5.48%		09/25/24	69,527,000	69,527,000
CRC FUNDING LLC
	(b)(c)	5.32%		07/01/24	94,100,000	94,100,000
	(b)(c)	5.41%		07/11/24	50,000,000	49,926,389
	(b)(c)	5.41%		07/12/24	100,000,000	99,838,056
	(b)(c)	5.37%		08/16/24	75,000,000	74,499,750
	(b)(c)	5.50%		09/18/24	100,000,000	98,819,389
	(b)(c)	5.51%		09/30/24	50,000,000	49,320,028
	(b)(c)	5.49%		11/22/24	75,000,000	73,395,000
FAIRWAY FINANCE CO LLC	(b)(c)	5.40%		09/06/24	25,000,000	24,755,729
GOTHAM FUNDING CORP
	(b)(c)	5.46%		07/01/24	152,000,000	152,000,000
	(b)(c)	5.46%		07/03/24	50,000,000	49,985,056
	(b)(c)	5.47%		08/01/24	50,000,000	49,767,500
	(b)(c)	5.40%		08/05/24	100,000,000	99,486,667
	(b)(c)	5.43%		08/30/24	50,000,000	49,560,000
	(b)(c)	5.46%		09/06/24	100,000,000	98,998,722
	(b)(c)	5.41%		09/09/24	125,000,000	123,721,528
	(b)(c)	5.54%		10/17/24	100,000,000	98,383,000
	(b)(c)	5.54%		10/25/24	100,000,000	98,263,222
	(b)(c)	5.55%		10/25/24	50,000,000	49,131,611
	(b)(c)	5.54%		10/29/24	100,000,000	98,203,333
	(b)(c)	5.52%		11/01/24	200,000,000	196,330,500
	(b)(c)	5.51%		12/02/24	80,000,000	78,165,689
GREAT BEAR FUNDING LLC / GREAT BEAR FUNDING DAC
	(b)(c)	5.35%		07/02/24	197,000,000	196,970,778
	(b)(c)	5.34%		07/03/24	468,000,000	467,861,160
	(b)(c)	5.35%		07/03/24	125,000,000	124,962,917
	(b)(c)	5.35%		07/08/24	164,000,000	163,829,713
LIBERTY STREET FUNDING LLC
	(b)(c)	5.41%		07/01/24	50,000,000	50,000,000
	(b)(c)	5.44%		07/01/24	75,985,000	75,985,000
	(b)(c)	5.45%		07/29/24	50,000,000	49,790,778
	(b)(c)	5.36%		08/05/24	40,000,000	39,797,389
	(b)(c)	5.46%		08/13/24	100,000,000	99,357,389
	(b)(c)	5.41%		08/22/24	30,000,000	29,771,633
	(b)(c)	5.45%		09/23/24	50,000,000	49,381,667
	(b)(c)	5.47%		09/23/24	50,000,000	49,379,333
	(b)(c)	5.52%		11/01/24	50,000,000	49,082,625
	(b)(c)	5.52%		11/05/24	200,000,000	196,211,167
	(b)(c)	5.46%		12/19/24	214,104,000	208,703,762
	(b)(c)	5.46%		12/20/24	100,000,000	97,463,000
	(b)(c)	5.49%		01/03/25	350,000,000	340,361,583
See financial notes
10
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LMA AMERICAS LLC
	(b)(c)	5.32%		07/01/24	147,000,000	147,000,000
	(b)(c)	5.48%		07/30/24	50,800,000	50,579,020
	(b)(c)	5.46%		08/05/24	100,000,000	99,475,894
LONGSHIP FUNDING LLC
	(b)(c)	5.32%		07/01/24	490,000,000	490,000,000
	(b)(c)	5.35%		07/03/24	149,000,000	148,955,714
MANHATTAN ASSET FUNDING CAPITAL CO, LLC	(b)(c)	5.49%		12/19/24	75,000,000	73,097,625
MANHATTAN ASSET FUNDING COMPANY LLC
	(b)(c)	5.32%		07/01/24	49,842,000	49,842,000
	(b)(c)	5.42%		08/26/24	50,000,000	49,590,111
	(b)(c)	5.48%		12/20/24	50,000,000	48,726,722
NIEUW AMSTERDAM RECEIVABLES CORPORATION BV
	(b)(c)	5.32%		08/02/24	50,000,000	49,769,778
	(b)(c)	5.45%		09/20/24	150,000,000	148,187,625
OLD LINE FUNDING LLC
	(b)(c)	5.37%		07/18/24	150,000,000	149,628,125
	(b)(c)	5.38%		08/20/24	100,000,000	99,272,222
	(b)(c)	5.44%		08/28/24	44,200,000	43,817,596
	(b)(c)	5.45%		09/23/24	100,000,000	98,763,333
	(b)(c)	5.45%		10/02/24	100,000,000	98,630,833
	(b)(c)	5.43%		10/07/24	100,000,000	98,546,333
	(b)(c)	5.44%		10/11/24	50,000,000	49,243,500
	(b)(c)	5.44%		10/17/24	250,000,000	245,995,000
	(b)(c)	5.44%		11/04/24	100,000,000	98,134,500
	(b)(c)	5.49%		12/04/24	75,000,000	73,264,500
(SOFR + 0.23%)	(a)(b)(c)	5.57%	07/01/24	12/16/24	100,000,000	100,000,000
	(b)(c)	5.47%		12/20/24	100,000,000	97,458,222
PARADELLE FUNDING LLC	(b)(c)	5.49%		03/28/25	300,000,000	288,165,000
PODIUM FUNDING TRUST
	(b)	5.45%		09/17/24	150,000,000	148,277,500
(SOFR + 0.22%)	(a)(b)	5.56%	07/01/24	09/25/24	100,000,000	100,000,000
(SOFR + 0.24%)	(a)(b)(c)	5.58%	07/01/24	10/04/24	195,000,000	195,000,000
	(b)	5.54%		11/15/24	115,000,000	112,645,503
	(b)	5.49%		12/18/24	100,000,000	97,478,333
PRICOA SHORT TERM FUNDING LLC
	(b)(c)	5.87%		07/22/24	50,000,000	49,836,083
	(b)(c)	5.33%		07/24/24	50,000,000	49,834,208
	(b)(c)	5.36%		12/02/24	100,000,000	97,796,944
RIDGEFIELD FUNDING COMPANY LLC
(SOFR + 0.17%)	(a)(b)(c)	5.51%	07/01/24	09/05/24	280,000,000	280,000,000
	(b)(c)	5.44%		09/12/24	310,000,000	306,680,933
	(b)(c)	5.45%		09/18/24	342,000,000	338,022,350
	(b)(c)	5.53%		11/13/24	50,000,000	48,993,125
	(b)(c)	5.50%		11/26/24	55,000,000	53,790,306
See financial notes
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
11

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SHEFFIELD RECEIVABLES COMPANY LLC
	(b)(c)	5.48%		08/05/24	200,000,000	198,951,944
	(b)(c)	5.48%		08/09/24	270,000,000	268,420,500
	(b)(c)	5.46%		09/16/24	200,000,000	197,728,500
	(b)(c)	5.46%		09/19/24	200,000,000	197,640,000
	(b)(c)	5.46%		09/26/24	67,000,000	66,130,508
	(b)(c)	5.48%		09/26/24	100,000,000	98,711,917
	(b)(c)	5.47%		09/27/24	100,000,000	98,687,333
	(b)(c)	5.49%		10/10/24	360,000,000	354,616,700
SHEFFIELD RECEIVABLES CORP
	(b)(c)	5.48%		08/16/24	100,000,000	99,311,278
	(b)(c)	5.43%		09/10/24	98,000,000	96,977,561
	(b)(c)	5.46%		09/18/24	150,000,000	148,252,125
STARBIRD FUNDING CORP
	(b)(c)	5.42%		07/01/24	100,000,000	100,000,000
(SOFR + 0.24%)	(a)(b)(c)	5.58%	07/01/24	07/08/24	128,000,000	128,000,000
	(b)(c)	5.37%		08/01/24	188,000,000	187,153,321
	(b)(c)	5.45%		09/17/24	100,000,000	98,851,667
(SOFR + 0.23%)	(a)(b)(c)	5.57%	07/01/24	10/01/24	100,000,000	100,000,000
	(b)(c)	5.55%		11/07/24	150,000,000	147,102,875
(SOFR + 0.24%)	(a)(b)(c)	5.58%	07/01/24	11/08/24	145,000,000	145,000,000
(SOFR + 0.24%)	(a)(b)(c)	5.58%	07/01/24	11/12/24	125,000,000	125,000,000
(SOFR + 0.20%)	(a)(b)(c)	5.54%	07/01/24	12/03/24	100,000,000	100,000,000
	(b)(c)	5.46%		12/19/24	100,000,000	97,477,750
THUNDER BAY FUNDING LLC
	(b)(c)	5.38%		08/20/24	100,000,000	99,272,222
	(b)(c)	5.43%		01/16/25	125,000,000	121,358,576
VERSAILLES COMMERCIAL PAPER LLC	(b)(c)	5.44%		07/01/24	40,000,000	40,000,000
VICTORY RECEIVABLES CORP
	(b)(c)	5.46%		07/03/24	50,000,000	49,985,056
	(b)(c)	5.42%		08/30/24	50,000,000	49,560,000
	(b)(c)	5.43%		08/30/24	100,000,000	99,120,000
	(b)(c)	5.54%		10/17/24	160,000,000	157,412,800
	(b)(c)	5.54%		10/18/24	200,000,000	196,736,056
	(b)(c)	5.55%		10/21/24	122,000,000	119,950,400
	(b)(c)	5.54%		10/29/24	100,000,000	98,203,333
	(b)(c)	5.55%		11/08/24	200,000,000	196,107,222
	(b)(c)	5.51%		11/15/24	158,433,000	155,201,319
	(b)(c)	5.48%		12/20/24	80,000,000	77,962,756
Total Asset-Backed Commercial Paper (Cost $21,213,744,653)						21,213,744,653

FINANCIAL COMPANY COMMERCIAL PAPER 14.5% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
	(c)	5.45%		11/08/24	600,000,000	588,430,000
(SOFR + 0.18%)	(a)(c)	5.52%	07/01/24	12/04/24	200,000,000	200,000,000
See financial notes
12
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(c)	5.47%		01/06/25	500,000,000	486,061,250
(SOFR + 0.20%)	(a)(c)	5.54%	07/01/24	01/06/25	500,000,000	500,000,000
BANK OF MONTREAL
	(c)	5.26%		08/01/24	500,000,000	497,795,556
	(c)	5.42%		09/05/24	250,000,000	247,584,583
BARCLAYS BANK UK PLC
	(c)	5.35%		07/02/24	147,000,000	146,978,195
	(c)	5.34%		07/03/24	304,000,000	303,909,813
	(c)	5.35%		07/05/24	1,267,000,000	1,266,248,247
BNP PARIBAS SA
	(c)	5.31%		07/01/24	21,000,000	21,000,000
	(c)	5.44%		12/05/24	250,000,000	244,232,431
BOFA SECURITIES INC
	(c)	5.63%		09/04/24	58,000,000	57,434,500
	(c)	5.55%		11/01/24	300,000,000	294,465,000
	(c)	5.54%		11/19/24	265,000,000	259,436,767
	(c)	5.54%		11/20/24	500,000,000	489,389,445
	(c)	5.42%		12/03/24	250,000,000	244,402,778
	(c)	5.39%		12/06/24	500,000,000	488,632,778
(SOFR + 0.30%)	(a)(c)	5.64%	07/01/24	01/23/25	250,000,000	250,000,000
(SOFR + 0.31%)	(a)(c)	5.65%	07/01/24	02/10/25	545,000,000	545,000,000
(SOFR + 0.29%)	(a)(c)	5.63%	07/01/24	03/03/25	280,000,000	280,000,000
	(c)	5.48%		03/04/25	500,000,000	482,028,333
	(c)	5.54%		03/10/25	83,000,000	79,909,080
BPCE SA
(SOFR + 0.25%)	(a)(c)	5.59%	07/01/24	07/31/24	492,000,000	492,000,000
	(c)	5.37%		08/06/24	65,000,000	64,660,050
	(c)	5.39%		08/06/24	505,000,000	502,348,750
	(c)	5.45%		10/01/24	1,000,000,000	986,455,556
(SOFR + 0.22%)	(a)(c)	5.56%	07/01/24	10/01/24	165,000,000	165,000,000
	(c)	5.53%		11/04/24	1,100,000,000	1,079,287,000
	(c)	5.51%		11/07/24	460,000,000	451,164,933
(SOFR + 0.23%)	(a)(c)	5.57%	07/01/24	11/07/24	460,000,000	460,000,000
CITIGROUP GLOBAL MARKETS INC
	(c)	5.54%		10/22/24	650,000,000	639,002,903
	(c)	5.54%		10/23/24	500,000,000	491,465,833
	(c)	5.56%		12/02/24	125,000,000	122,123,194
	(c)	5.49%		03/03/25	150,000,000	144,620,208
DBS BANK LTD
	(c)	5.44%		08/01/24	150,000,000	149,306,375
	(c)	5.45%		09/26/24	100,000,000	98,699,833
	(c)	5.46%		10/03/24	200,000,000	197,190,444
DNB BANK ASA
	(c)	5.38%		08/23/24	250,000,000	248,071,389
	(c)	5.39%		08/26/24	250,000,000	247,960,278
DZ BANK AG (NEW YORK BRANCH)	(c)	5.31%		07/01/24	1,389,425,000	1,389,425,000
See financial notes
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
13

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERATION DES CAISSES DESJARDINS DU QUEBEC
	(c)	5.37%		08/14/24	425,000,000	422,283,306
	(c)	5.37%		08/21/24	150,000,000	148,888,625
	(c)	5.39%		08/28/24	250,000,000	247,885,417
ING US FUNDING LLC
	(b)	5.39%		08/23/24	288,543,000	286,314,927
	(b)	5.39%		09/06/24	1,000,000,000	990,247,778
	(b)(c)	5.50%		10/02/24	350,000,000	345,144,625
	(b)(c)	5.45%		10/16/24	250,000,000	246,024,653
(SOFR + 0.21%)	(a)(b)(c)	5.55%	07/01/24	12/09/24	150,000,000	150,000,000
(SOFR + 0.22%)	(a)(b)(c)	5.56%	07/01/24	12/23/24	200,000,000	200,000,000
JP MORGAN SECURITIES LLC
(SOFR + 0.29%)	(a)(c)	5.63%	07/01/24	10/29/24	250,000,000	250,000,000
(SOFR + 0.34%)	(a)(c)	5.68%	07/01/24	01/16/25	500,000,000	500,000,000
MACQUARIE BANK LTD
(SOFR + 0.15%)	(a)(c)	5.49%	07/01/24	07/31/24	315,000,000	315,000,000
MIZUHO BANK LTD (SINGAPORE BRANCH)
	(c)	5.47%		08/05/24	290,000,000	288,478,910
	(c)	5.48%		08/08/24	485,000,000	482,235,500
	(c)	5.46%		08/09/24	200,000,000	198,834,333
NATIONAL WESTMINSTER BANK PLC
	(c)	5.47%		08/14/24	100,000,000	99,341,222
	(c)	5.46%		09/18/24	200,000,000	197,643,167
NATIXIS (NEW YORK BRANCH)		5.51%		11/06/24	500,000,000	490,471,111
NORDEA BANK ABP
(SOFR + 0.15%)	(a)(c)	5.49%	07/01/24	07/26/24	500,000,000	500,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD
	(c)	5.44%		07/30/24	300,000,000	298,702,250
	(c)	5.44%		08/01/24	200,000,000	199,075,167
	(c)	5.45%		08/20/24	200,000,000	198,508,333
	(c)	5.45%		08/21/24	200,000,000	198,478,500
	(c)	5.44%		08/28/24	165,000,000	163,572,475
	(c)	5.44%		08/29/24	200,000,000	198,239,833
	(c)	5.45%		09/10/24	100,000,000	98,940,917
(SOFR + 0.19%)	(a)(c)	5.53%	07/01/24	12/03/24	300,000,000	300,000,000
(SOFR + 0.18%)	(a)(c)	5.51%	07/01/24	12/04/24	200,000,000	200,000,000
(SOFR + 0.25%)	(a)(c)	5.59%	07/01/24	02/18/25	250,000,000	250,000,000
ROYAL BANK OF CANADA
(SOFR + 0.64%)	(a)(c)	5.98%	07/01/24	07/05/24	490,000,000	490,000,000
(SOFR + 0.27%)	(a)(c)	5.61%	07/01/24	01/22/25	600,000,000	600,000,000
(EFFR + 0.27%)	(a)(c)	5.60%	07/01/24	01/23/25	250,000,000	250,000,000
(EFFR + 0.27%)	(a)(c)	5.60%	07/01/24	01/24/25	500,000,000	500,000,000
(EFFR + 0.27%)	(a)(c)	5.60%	07/01/24	02/03/25	500,000,000	500,000,000
(EFFR + 0.26%)	(a)(c)	5.59%	07/01/24	02/06/25	750,000,000	750,000,000
	(c)	5.46%		02/10/25	500,000,000	483,697,778
(SOFR + 0.25%)	(a)(c)	5.59%	07/01/24	02/14/25	500,000,000	500,000,000
(SOFR + 0.26%)	(a)(c)	5.60%	07/01/24	02/14/25	500,000,000	500,000,000
See financial notes
14
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SANTANDER UK PLC
		5.43%		08/09/24	500,000,000	497,102,083
		5.45%		09/16/24	520,000,000	514,027,367
SKANDINAVISKA ENSKILDA BANKEN AB
	(c)	5.87%		07/03/24	489,000,000	488,846,780
	(c)	5.79%		08/08/24	140,000,000	139,179,833
	(c)	5.40%		09/04/24	500,000,000	495,260,417
	(c)	5.38%		10/07/24	250,000,000	246,453,108
(SOFR + 0.22%)	(a)(c)	5.56%	07/01/24	11/08/24	500,000,000	500,000,000
(SOFR + 0.19%)	(a)(c)	5.53%	07/01/24	11/27/24	200,000,000	200,000,000
(SOFR + 0.23%)	(a)(c)	5.57%	07/01/24	12/02/24	200,000,000	200,000,000
(SOFR + 0.25%)	(a)(c)	5.59%	07/01/24	12/26/24	200,000,000	200,000,000
(SOFR + 0.25%)	(a)(c)	5.59%	07/01/24	02/18/25	777,500,000	777,500,000
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)	(c)	5.45%		07/08/24	400,000,000	399,582,333
SVENSKA HANDELSBANKEN AB
	(c)	5.37%		09/03/24	100,000,000	99,070,222
(SOFR + 0.26%)	(a)(c)	5.60%	07/01/24	10/24/24	400,000,000	400,000,000
SWEDBANK AB
(SOFR + 0.20%)	(a)	5.54%	07/01/24	08/02/24	354,000,000	354,000,000
	(c)	5.39%		08/12/24	420,000,000	417,427,500
	(c)	5.39%		08/13/24	500,000,000	496,864,583
	(c)	5.42%		10/04/24	600,000,000	591,663,750
(SOFR + 0.21%)	(a)(c)	5.55%	07/01/24	11/27/24	500,000,000	500,000,000
(SOFR + 0.20%)	(a)(c)	5.54%	07/01/24	12/11/24	100,000,000	100,000,000
TORONTO-DOMINION BANK/THE
	(c)	5.55%		09/05/24	500,000,000	495,118,750
	(c)	5.27%		10/09/24	493,000,000	486,056,917
(EFFR + 0.26%)	(a)(c)	5.59%	07/01/24	10/23/24	500,000,000	500,000,000
	(c)	5.30%		02/25/25	500,000,000	483,303,194
	(c)	5.50%		05/09/25	475,000,000	453,552,167
UBS AG (LONDON BRANCH)
	(c)	5.37%		08/06/24	300,000,000	298,431,000
	(c)	5.36%		08/08/24	150,000,000	149,173,500
	(c)	5.38%		08/13/24	150,000,000	149,062,958
	(c)	5.44%		08/27/24	300,000,000	297,492,000
	(c)	5.41%		08/28/24	200,000,000	198,305,111
	(c)	5.41%		09/09/24	300,000,000	296,925,833
(SOFR + 0.23%)	(a)(c)	5.57%	07/01/24	10/17/24	500,000,000	500,000,000
(SOFR + 0.27%)	(a)(c)	5.61%	07/01/24	10/17/24	500,000,000	500,000,000
(SOFR + 0.25%)	(a)(c)	5.59%	07/01/24	11/01/24	600,000,000	600,000,000
	(c)	5.55%		11/13/24	500,000,000	489,893,750
	(c)	5.50%		11/25/24	350,000,000	342,368,250
UNITED OVERSEAS BANK LTD
	(c)	5.37%		07/11/24	300,000,000	299,560,833
	(c)	5.37%		07/12/24	200,000,000	199,677,944
See financial notes
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
15

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(c)	5.46%		07/17/24	47,000,000	46,887,409
	(c)	5.47%		07/19/24	207,250,000	206,691,461
Total Financial Company Commercial Paper (Cost $43,549,208,382)						43,549,208,382

NON-FINANCIAL COMPANY COMMERCIAL PAPER 0.6% OF NET ASSETS
UNITEDHEALTH GROUP INC
	(c)	5.33%		07/01/24	223,000,000	223,000,000
	(c)	5.34%		07/01/24	100,000,000	100,000,000
	(c)	5.33%		07/03/24	1,415,000,000	1,414,581,003
	(c)	5.50%		09/03/24	100,000,000	99,038,222
Total Non-Financial Company Commercial Paper (Cost $1,836,619,225)						1,836,619,225

NON-NEGOTIABLE TIME DEPOSITS 7.8% OF NET ASSETS
ABN AMRO BANK NV
		5.31%		07/01/24	175,000,000	175,000,000
		5.33%		07/02/24	147,000,000	147,000,000
		5.33%		07/03/24	265,000,000	265,000,000
		5.33%		07/05/24	472,000,000	472,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)
		5.31%		07/01/24	490,000,000	490,000,000
BANCO SANTANDER SA (NEW YORK BRANCH)
		5.33%		07/01/24	663,000,000	663,000,000
		5.33%		07/05/24	981,000,000	981,000,000
BANQUE FEDERATIVE DU CREDIT MUTUEL SA
		5.33%		07/01/24	299,000,000	299,000,000
		5.34%		07/01/24	490,000,000	490,000,000
		5.34%		07/02/24	491,000,000	491,000,000
		5.34%		07/03/24	947,000,000	947,000,000
		5.34%		07/05/24	492,000,000	492,000,000
CANADIAN IMPERIAL BANK OF COMMERCE
		5.31%		07/01/24	3,885,000,000	3,885,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)
		5.32%		07/01/24	294,000,000	294,000,000
DBS BANK LTD
		5.34%		07/01/24	392,000,000	392,000,000
		5.34%		07/03/24	343,000,000	343,000,000
		5.34%		07/05/24	343,000,000	343,000,000
DNB BANK ASA (NEW YORK BRANCH)
		5.31%		07/01/24	490,000,000	490,000,000
DZ BANK AG (NEW YORK BRANCH)
		5.31%		07/01/24	943,000,000	943,000,000
See financial notes
16
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ING BANK NV
		5.33%		07/01/24	981,000,000	981,000,000
		5.33%		07/02/24	728,000,000	728,000,000
		5.33%		07/03/24	742,000,000	742,000,000
		5.33%		07/05/24	736,000,000	736,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)
		5.33%		07/01/24	198,000,000	198,000,000
		5.33%		07/05/24	193,000,000	193,000,000
ROYAL BANK OF CANADA
		5.32%		07/01/24	1,191,000,000	1,191,000,000
SANTANDER UK PLC
		5.31%		07/01/24	1,943,000,000	1,943,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
		5.31%		07/01/24	2,648,000,000	2,648,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
		5.31%		07/01/24	1,306,000,000	1,306,000,000
Total Non-Negotiable Time Deposits (Cost $23,268,000,000)						23,268,000,000

VARIABLE RATE DEMAND NOTES 0.5% OF NET ASSETS
ABAG FINANCE AUTH
TAXABLE RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001B (LOC: WELLS FARGO BANK NA)	(d)	5.35%		07/05/24	17,550,000	17,550,000
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	(d)	5.46%		07/05/24	2,290,000	2,290,000
BRUNSWICK & GLYNN CNTY DEV AUTH
RB (JERED LLC) SERIES 2024 (LOC: US BANK NATIONAL ASSOCIATION)	(d)	5.42%		07/05/24	45,000,000	45,000,000
CALIFORNIA PUBLIC FINANCE AUTH
RB (ADVENTIST HEALTH) SERIES 2024B (LOC: BARCLAYS BANK PLC)	(d)	5.35%		07/05/24	70,000,000	70,000,000
RB (ADVENTIST HEALTH) SERIES 2024C (LOC: PNC BANK NA)	(d)	5.35%		07/05/24	85,000,000	85,000,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	(d)	5.45%		07/05/24	106,000,000	106,000,000
COLORADO HOUSING & FINANCE AUTH
S/F MORTGAGE CLASS I BONDS SERIES 2019L2 (LIQ: BANK OF AMERICA NA)	(d)	5.38%		07/05/24	12,100,000	12,100,000
S/F MORTGAGE CLASS I BONDS SERIES 2023N2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		07/05/24	21,000,000	21,000,000
S/F MORTGAGE CLASS I BONDS SERIES 2024A2 (LIQ: BANK OF AMERICA NA)	(d)	5.38%		07/05/24	30,650,000	30,650,000
S/F MORTGAGE CLASS I BONDS SERIES 2024B2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		07/05/24	15,000,000	15,000,000
S/F MORTGAGE CLASS I BONDS SERIES 2024C2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		07/05/24	23,490,000	23,490,000
See financial notes
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
17

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
S/F MORTGAGE CLASS II RB SERIES 2023F2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		07/05/24	24,560,000	24,560,000
SF MORTGAGE BONDS SERIES SERIES 2023M2 (LIQ: BANK OF AMERICA NA)	(d)	5.41%		07/05/24	18,855,000	18,855,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	(d)	5.35%		07/05/24	37,000,000	37,000,000
CYNTHIA REESE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2023 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		07/05/24	27,830,000	27,830,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	(d)	5.54%		07/05/24	1,500,000	1,500,000
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	(d)	5.54%		07/05/24	2,410,000	2,410,000
GREYSHOE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		07/05/24	31,640,000	31,640,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	(d)	5.33%		07/05/24	49,000,000	49,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	5.34%		07/05/24	28,550,000	28,550,000
TAXABLE RB SERIES 2023J (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		07/05/24	14,000,000	14,000,000
ILLINOIS HSG DEV AUTH 2016
M/F RB SERIES 2022C (LIQ: FEDERAL HOME LOAN BANKS)	(d)	5.35%		07/05/24	10,935,000	10,935,000
IOWA STUDENT LOAN LIQUIDITY CORP
TAXABLE RB SERIES 20231 (LOC: ROYAL BANK OF CANADA)	(d)	5.38%		07/05/24	59,311,000	59,311,000
JEFFERSON MENIFEE LLC
TAXABLE VARIABLE RATE DEMAND M/F HOUSING RB (JEFFERSON MENIFEE APTS) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		07/05/24	32,445,000	32,445,000
KDF CO LTD
TAXABLE M/F HOUSING RB (LEXINGTON APTS) SERIES 2024A (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		07/05/24	4,310,000	4,310,000
KDF REGENCY LP
M/F HOUSING RB (REGENCY PARK APTS) SERIES 2024B (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		07/05/24	9,230,000	9,230,000
KEEP MEMORY ALIVE
TAXABLE VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: PNC BANK NA)	(d)	5.38%		07/05/24	30,350,000	30,350,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF MONTREAL)	(d)	5.50%		07/05/24	945,000	945,000
MACON-BIBB CNTY INDUSTRIAL AUTH
IDRB SERIES 2015 (LOC: BANK OF AMERICA NA)	(d)	5.36%		07/05/24	3,420,000	3,420,000
MOUNTAIN BANYAN QUALIFIED OPPORTUNITY ZONE BUSINESS LLC
TAXABLE M/F HOUSING RB SERIES 2023A (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		07/05/24	44,000,000	44,000,000
See financial notes
18
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NEW YORK STATE HFA
TAXABLE HOUSING RB (29 FLATBUSH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(d)	5.35%		07/05/24	18,410,000	18,410,000
NORTH TEXAS HIGHER EDUCATION AUTH INC
TAXABLE NOTES SERIES 2023-1 (LOC: ROYAL BANK OF CANADA)	(d)	5.38%		07/05/24	51,639,000	51,639,000
NUVEEN CREDIT STRATEGIES INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SOCIETE GENERALE SA)	(c)(d)	5.50%		07/05/24	61,000,000	61,000,000
NUVEEN FLOATING RATE INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	5.50%		07/05/24	112,000,000	112,000,000
NUVEEN PREFERRED & INCOME OPPORTUNITIES FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	5.50%		07/05/24	36,000,000	36,000,000
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES B (LOC: BARCLAYS BANK PLC)	(c)(d)	5.50%		07/05/24	97,000,000	97,000,000
NUVEEN VARIABLE RATE PREFERRED & INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: TORONTO-DOMINION BANK/THE)	(c)(d)	5.56%		07/05/24	20,000,000	20,000,000
OLATHE
TAXABLE IDRB (DIAMANT BOART) SERIES 1997B (LOC: SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH))	(d)	5.41%		07/05/24	8,900,000	8,900,000
RHODE ISLAND HOUSING & MORTGAGE FINANCE CORP
HOMEOWNERSHIP OPPORTUNITY BONDS SERIES 79T2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		07/05/24	23,700,000	23,700,000
HOMEOWNERSHIP OPPORTUNITY BONDS SERIES 82T2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		07/05/24	26,000,000	26,000,000
SHIL PARK IRREVOCABLE LIFE INSURANCE
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2019 (LOC: FEDERAL HOME LOAN BANKS; VISTA BANK TEXAS)	(d)	5.45%		07/05/24	16,095,000	16,095,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	(d)	5.35%		07/05/24	95,515,000	95,515,000
SRMHAYWARD LLC
TAXABLE VARIABLE RATE DEMAND RB (BELLARA SR LIVING) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS; VISTA BANK TEXAS)	(d)	5.45%		07/05/24	20,990,000	20,990,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	(d)	5.54%		07/05/24	5,885,000	5,885,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: UBS AG)	(d)	5.33%		07/05/24	61,970,000	61,970,000
VSL PROPERTY HOLDINGS STB LLC
TAXABLE BONDS SERIES 2024 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		07/05/24	17,390,000	17,390,000
See financial notes
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
19

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	(d)	5.40%		07/05/24	25,450,000	25,450,000
Total Variable Rate Demand Notes (Cost $1,556,315,000)						1,556,315,000

OTHER INSTRUMENTS 0.4% OF NET ASSETS
BANK OF AMERICA NA
(SOFR + 0.60%)	(a)	5.94%	07/01/24	08/05/24	296,000,000	296,000,000
		5.35%		04/01/25	805,000,000	805,000,000
Total Other Instruments (Cost $1,101,000,000)						1,101,000,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 43.6% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 17.2%
BANCO SANTANDER SA
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	808,358,887	808,000,000
(Collateralized by U.S. Government Agency Securities valued at $832,240,172, 0.00% - 7.50%, due 08/01/29 - 01/01/57)
BANK OF MONTREAL
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	809,359,331	809,000,000
(Collateralized by U.S. Government Agency Securities valued at $833,640,112, 2.00% - 7.00%, due 10/01/31 - 03/01/63)
BARCLAYS BANK PLC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	4,046,796,654	4,045,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,168,200,554, 1.50% - 7.50%, due 04/01/25 - 06/01/54)
BOFA SECURITIES INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	363,161,233	363,000,000
(Collateralized by U.S. Government Agency Securities valued at $373,890,001, 2.00% - 8.70%, due 06/25/40 - 01/20/73)
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	848,376,653	848,000,000
(Collateralized by U.S. Treasury Securities valued at $864,960,031, 1.13% - 4.63%, due 09/30/27 - 03/31/31)
Issued 05/17/24, repurchase date 08/15/24		5.34%		07/05/24	1,663,000,018	1,651,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,700,530,001, 0.13% - 7.76%, due 08/15/24 - 05/20/74)
Issued 05/31/24, repurchase date 08/29/24		5.35%		07/05/24	414,142,972	412,000,000
(Collateralized by U.S. Government Agency Securities valued at $424,360,001, 1.00% - 7.00%, due 12/15/24 - 10/20/67)
See financial notes
20
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/03/24, repurchase date 08/02/24		5.35%		07/05/24	2,009,511,111	2,000,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,060,000,001, 0.75% - 13.09%, due 11/25/27 - 05/20/74)
Issued 06/04/24, repurchase date 09/03/24		5.35%		07/05/24	412,893,454	411,000,000
(Collateralized by U.S. Government Agency Securities valued at $423,330,001, 1.25% - 8.00%, due 08/15/27 - 02/20/74)
Issued 06/17/24, repurchase date 09/16/24		5.37%		07/05/24	412,103,535	411,000,000
(Collateralized by U.S. Government Agency Securities valued at $423,330,001, 1.75% - 10.69%, due 06/25/26 - 04/20/73)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	363,161,233	363,000,000
(Collateralized by U.S. Government Agency Securities valued at $373,890,000, 1.50% - 7.00%, due 07/01/41 - 08/20/69)
CITIGROUP GLOBAL MARKETS INC
Issued 06/07/24, repurchase date 07/08/24		5.35%		07/05/24	3,660,167,250	3,645,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,754,350,000, 1.50% - 8.50%, due 09/01/24 - 07/01/54)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/28/24, repurchase date 07/01/24		5.34%		07/01/24	1,295,576,275	1,295,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,338,971,680, 0.00% - 7.50%, due 08/02/24 - 06/20/54)
FICC - BANK OF NEW YORK
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	5,479,428,137	5,477,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,641,310,006, 1.50% - 8.00%, due 06/01/26 - 01/01/59)
GOLDMAN SACHS & CO LLC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	5,477,431,813	5,475,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,586,505,211, 1.00% - 8.00%, due 11/01/25 - 11/16/64)
JP MORGAN SECURITIES LLC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	202,089,553	202,000,000
(Collateralized by U.S. Government Agency Securities valued at $208,060,000, 1.50% - 8.78%, due 12/20/26 - 11/15/66)
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	8,093,593,308	8,090,000,000
(Collateralized by U.S. Government Agency Securities valued at $8,332,700,000, 1.50% - 9.00%, due 08/20/26 - 04/15/65)
MIZUHO SECURITIES USA LLC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	486,215,865	486,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $495,729,929, 0.25% - 7.01%, due 08/15/25 - 10/01/38)
See financial notes
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
21

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	404,179,107	404,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $414,789,590, 0.25% - 9.00%, due 03/15/25 - 07/15/59)
RBC DOMINION SECURITIES INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	3,156,401,346	3,155,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,235,042,207, 0.00% - 8.00%, due 10/22/24 - 05/20/54)
Issued 06/13/24, repurchase date 08/01/24		5.33%		07/05/24	1,626,279,957	1,621,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,675,305,995, 0.00% - 8.00%, due 08/01/24 - 05/20/54)
ROYAL BANK OF CANADA
Issued 05/02/24, repurchase date 10/31/24		5.33%		07/05/24	1,009,475,556	1,000,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,057,754,495, 1.50% - 7.50%, due 05/01/27 - 06/01/57)
Issued 04/29/24, repurchase date 08/01/24		5.34%		07/05/24	4,109,439,078	4,069,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $4,241,090,754, 0.00% - 8.00%, due 07/09/24 - 08/20/63)
Issued 05/31/24, repurchase date 07/31/24		5.34%		07/05/24	1,306,749,167	1,300,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,338,349,513, 0.88% - 8.00%, due 05/15/25 - 04/01/54)
WELLS FARGO BANK NA
Issued 06/25/24, repurchase date 07/02/24		5.34%		07/02/24	1,620,681,062	1,619,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,685,508,305, 2.50% - 7.25%, due 04/01/33 - 05/01/58)
WELLS FARGO SECURITIES LLC
Issued 06/25/24, repurchase date 07/02/24		5.34%		07/02/24	1,620,681,062	1,619,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,685,508,304, 1.50% - 7.00%, due 12/01/24 - 01/01/59)
						51,578,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 21.0%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	856,379,493	856,000,000
(Collateralized by U.S. Treasury Securities valued at $880,033,805, 0.13% - 4.88%, due 10/15/24 - 02/15/53)
BANCO SANTANDER SA
Issued 06/28/24, repurchase date 07/01/24		5.31%		07/01/24	685,303,113	685,000,000
(Collateralized by U.S. Treasury Securities valued at $698,700,069, 0.38% - 4.75%, due 09/15/25 - 08/15/53)
See financial notes
22
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BARCLAYS BANK PLC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,029,456,190	1,029,000,000
(Collateralized by U.S. Treasury Securities valued at $1,050,045,342, 1.13% - 5.00%, due 01/15/25 - 11/15/49)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	22,657,957	22,647,916
(Collateralized by U.S. Treasury Securities valued at $23,111,161, 0.63%, due 07/31/26)
Issued 06/13/24, repurchase date 08/01/24		5.33%		07/05/24	983,192,078	980,000,000
(Collateralized by U.S. Treasury Securities valued at $1,006,851,838, 1.63% - 4.50%, due 08/15/25 - 02/15/49)
BNP PARIBAS SA
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,370,607,367	1,370,000,000
(Collateralized by U.S. Treasury Securities valued at $1,398,019,580, 0.13% - 5.48%, due 10/31/25 - 05/15/44)
BOFA SECURITIES INC
Issued 04/24/24, repurchase date 07/23/24		5.35%		07/05/24	869,202,000	860,000,000
(Collateralized by U.S. Treasury Securities valued at $877,200,029, 0.50% - 3.63%, due 01/15/25 - 11/15/41)
Issued 06/24/24, repurchase date 09/23/24		5.35%		07/05/24	696,136,132	695,000,000
(Collateralized by U.S. Treasury Securities valued at $708,900,045, 0.13% - 4.38%, due 08/15/30 - 08/15/43)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,165,516,483	1,165,000,000
(Collateralized by U.S. Treasury Securities valued at $1,188,300,033, 0.00% - 5.00%, due 07/23/24 - 08/15/53)
CITIGROUP GLOBAL MARKETS INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	2,743,215,620	2,742,000,000
(Collateralized by U.S. Treasury Securities valued at $2,796,840,082, 0.38% - 5.50%, due 07/15/24 - 12/31/28)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,264,560,373	1,264,000,000
(Collateralized by U.S. Treasury Securities valued at $1,289,851,668, 0.00% - 5.48%, due 06/30/24 - 05/31/31)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	205,090,883	205,000,000
(Collateralized by U.S. Treasury Securities valued at $209,192,716, 3.88%, due 09/30/29)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	342,151,905	342,000,000
(Collateralized by U.S. Treasury Securities valued at $348,840,098, 0.00% - 5.55%, due 07/23/24 - 02/15/52)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/28/24, repurchase date 07/01/24		5.30%		07/01/24	21,609,540,000	21,600,000,000
(Collateralized by U.S. Treasury Securities valued at $21,609,540,022, 3.13% - 4.50%, due 08/15/39 - 11/15/41)
See financial notes
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
23

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FICC - BANK OF NEW YORK
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	6,864,041,710	6,861,000,000
(Collateralized by U.S. Treasury Securities valued at $6,998,220,015, 0.13% - 4.88%, due 12/31/25 - 02/15/52)
JP MORGAN SECURITIES LLC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,610,713,767	1,610,000,000
(Collateralized by U.S. Treasury Securities valued at $1,642,200,030, 0.00% - 7.63%, due 07/15/24 - 05/15/28)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	9,003,990,000	9,000,000,000
(Collateralized by U.S. Treasury Securities valued at $9,180,000,002, 0.00% - 5.48%, due 10/31/27 - 03/31/28)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	9,003,990,000	9,000,000,000
(Collateralized by U.S. Treasury Securities valued at $9,180,000,020, 0.00% - 5.51%, due 09/30/24 - 03/31/28)
MUFG SECURITIES AMERICAS INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,985,880,017	1,985,000,000
(Collateralized by U.S. Treasury Securities valued at $2,025,397,516, 0.13% - 7.50%, due 11/15/24 - 02/15/54)
RBC DOMINION SECURITIES INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	685,303,683	685,000,000
(Collateralized by U.S. Treasury Securities valued at $699,009,775, 0.13% - 6.00%, due 12/15/24 - 11/15/53)
						62,956,647,916
OTHER REPURCHASE AGREEMENTS** 5.4%
BARCLAYS BANK PLC
Issued 06/28/24, repurchase date 07/01/24		5.40%		07/01/24	981,441,450	981,000,000
(Collateralized by U.S. Treasury Securities, common
stocks, ETFs, corporate bonds, asset backed securities, or
non-agency collateralized mortgage obligations valued at
$1,032,548,417, 0.00% - 4.63%, due 10/15/25 -
12/31/00)

BMO CAPITAL MARKETS CORP
Issued 06/27/24, repurchase date 07/03/24		5.41%		07/03/24	100,090,167	100,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $105,095,067, 0.00% - 8.63%, due 11/15/24 - 08/15/52)
BNP PARIBAS SA
Issued 06/25/24, repurchase date 07/02/24		5.42%		07/02/24	1,162,223,565	1,161,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $1,220,492,347, 0.37% - 11.69%, due 11/10/24 - 12/31/00)
See financial notes
24
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/25/24, repurchase date 07/02/24		5.47%		07/02/24	564,599,877	564,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $648,384,202, 0.00% - 15.42%, due 02/01/25 - 12/31/00)
Issued 06/27/24, repurchase date 07/03/24		5.42%		07/03/24	212,191,507	212,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $244,007,446, 2.54% - 15.94%, due 05/29/25 - 03/25/69)
Issued 06/27/24, repurchase date 07/03/24		5.47%		07/03/24	294,268,030	294,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $338,399,949, 0.00% - 11.00%, due 02/15/25 - 12/31/00)
Issued 05/01/24, repurchase date 07/30/24		5.62%		07/30/24	202,810,000	200,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $233,231,500, 0.00% - 15.83%, due 01/29/25 - 06/25/67)
Issued 05/22/24, repurchase date 08/21/24		5.62%		08/02/24	202,248,000	200,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $233,131,821, 2.10% - 14.75%, due 06/18/25 - 12/31/00)
BOFA SECURITIES INC
Issued 05/28/24, repurchase date 09/25/24	(a)	5.84%	07/01/24	09/25/24	458,760,000	450,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $486,000,001, 0.00%, due
01/01/49 - 12/31/00)
(SOFR + 0.50%)

Issued 06/12/24, repurchase date 10/09/24	(a)	5.84%	07/01/24	09/26/24	279,728,778	275,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $297,000,001, 0.00%, due 12/31/00) (SOFR + 0.50%)
Issued 06/03/24, repurchase date 10/07/24	(a)	5.68%	07/01/24	10/01/24	280,206,667	275,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $288,750,084, 0.75% -
10.75%, due 07/15/24 - 12/31/79)
(SOFR + 0.34%)

Issued 06/03/24, repurchase date 10/03/24	(a)	5.68%	07/01/24	10/01/24	356,626,667	350,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $367,500,002, 0.86% -
8.25%, due 07/09/24 - 05/01/79)
(SOFR + 0.34%)

See financial notes
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
25

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/03/24, repurchase date 10/16/24	(a)	5.80%	07/01/24	10/01/24	458,700,000	450,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $517,500,001, 0.00% -
13.85%, due 04/28/25 - 07/15/69)
(SOFR + 0.46%)

Issued 06/04/24, repurchase date 10/07/24	(a)	5.80%	07/01/24	10/01/24	254,793,056	250,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $287,500,001, 0.50% -
11.50%, due 07/17/24 - 12/31/00)
(SOFR + 0.46%)

Issued 06/10/24, repurchase date 10/08/24	(a)	5.80%	07/01/24	10/01/24	381,827,083	375,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $431,250,001, 0.00% -
12.34%, due 06/16/25 - 05/25/63)
(SOFR + 0.46%)

CITIGROUP GLOBAL MARKETS INC
Issued 04/12/24, repurchase date 07/11/24	(a)	5.51%	07/01/24	07/05/24	1,012,856,667	1,000,000,000
(Collateralized by U.S. Treasury Securities, common
stocks, ETFs, corporate bonds, asset backed securities, or
non-agency collateralized mortgage obligations valued at
$1,020,112,077, 0.00% - 4.75%, due 07/30/24 -
12/31/00)
(SOFR + 0.17%)

Issued 05/15/24, repurchase date 08/20/24	(a)	5.51%	07/01/24	07/05/24	251,951,458	250,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $270,001,431, 0.00%, due 12/31/00) (SOFR + 0.17%)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/24/24, repurchase date 07/01/24		5.37%		07/01/24	128,133,653	128,000,000
(Collateralized by U.S. Treasury Securities, common
stocks, ETFs, corporate bonds, asset backed securities, or
non-agency collateralized mortgage obligations valued at
$136,251,398, 0.50% - 9.25%, due 10/30/24 - 12/31/00)

JP MORGAN SECURITIES LLC
Issued 05/06/24, repurchase date 11/04/24	(a)	5.74%	07/01/24	09/26/24	767,100,417	750,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $816,819,301, 0.00%, due
12/31/49 - 12/31/00)
(SOFR + 0.40%)

Issued 05/08/24, repurchase date 11/04/24	(a)	5.74%	07/01/24	09/26/24	1,022,481,667	1,000,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $1,159,316,917, 0.00% -
27.77%, due 07/08/24 - 12/31/00)
(SOFR + 0.40%)

See financial notes
26
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 05/30/24, repurchase date 11/26/24	(a)	5.74%	07/01/24	09/26/24	662,333,028	650,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $750,947,222, 0.00% -
13.50%, due 09/15/24 - 05/21/69)
(SOFR + 0.40%)

Issued 05/30/24, repurchase date 11/26/24	(a)	5.74%	07/01/24	09/26/24	152,846,083	150,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $173,295,513, 1.65% -
18.86%, due 12/01/24 - 07/25/68)
(SOFR + 0.40%)

Issued 04/04/24, repurchase date 10/01/24	(a)	5.79%	07/01/24	09/26/24	1,850,662,500	1,800,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $2,098,183,050, 0.00% -
22.62%, due 04/22/25 - 12/31/00)
(SOFR + 0.45%)

Issued 05/09/24, repurchase date 11/05/24	(a)	5.79%	07/01/24	09/26/24	311,867,583	305,000,000
(Collateralized by U.S. Government Agency Securities,
common stocks, ETFs, corporate bonds, asset backed
securities, or non-agency collateralized mortgage
obligations valued at $353,559,398, 0.00% - 13.00%, due
07/15/24 - 12/31/00)
(SOFR + 0.45%)

Issued 06/26/24, repurchase date 12/23/24	(a)	5.79%	07/01/24	09/26/24	588,582,067	580,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $667,214,366, 0.00% -
29.53%, due 01/08/25 - 12/31/00)
(SOFR + 0.45%)

MIZUHO SECURITIES USA LLC
Issued 06/28/24, repurchase date 07/01/24		5.42%		07/01/24	367,165,762	367,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $396,360,038, 0.00%, due 12/31/00)
RBC CAPITAL MARKETS LLC
Issued 06/27/24, repurchase date 07/03/24		5.42%		07/03/24	783,707,310	783,000,000
(Collateralized by U.S. Treasury and U.S. Government
Agency Securities, common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $822,550,903, 0.00% -
9.63%, due 07/01/24 - 12/31/00)

WELLS FARGO SECURITIES LLC
Issued 04/08/24, repurchase date 10/04/24		5.95%		10/01/24	231,545,000	225,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $266,405,047, 0.00% - 14.29%, due 07/15/25 - 03/25/62)
See financial notes
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
27

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/28/24, repurchase date 10/25/24		5.67%		10/25/24	356,559,875	350,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $410,043,948, 0.42% - 11.08%, due 06/16/25 - 10/25/66)
Issued 06/04/24, repurchase date 11/29/24		5.94%		11/29/24	411,748,000	400,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $473,510,200, 0.00% - 14.33%, due 02/20/25 - 06/25/69)
Issued 06/14/24, repurchase date 12/11/24		5.84%		12/11/24	308,760,000	300,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $355,074,000, 0.54% - 11.91%, due 06/20/25 - 05/25/67)
Issued 06/20/24, repurchase date 12/17/24		5.85%		12/17/24	617,550,000	600,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $648,427,531, 1.02% - 9.25%, due 09/01/24 - 12/31/00)
Issued 06/21/24, repurchase date 12/18/24		5.85%		12/18/24	411,700,000	400,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $473,455,048, 0.48% - 11.03%, due 05/15/25 - 06/25/69)
						16,175,000,000
Total Repurchase Agreements (Cost $130,709,647,916)						130,709,647,916
Total Investments in Securities (Cost $289,088,352,673)						289,088,352,673

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**
Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs,
American depositary receipts and perpetual bonds, are represented by 12/31/00.

(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Credit-enhanced or liquidity-enhanced.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $62,708,007,658 or 20.9% of net assets.

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

See financial notes
28
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

DEV —	Development
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange-Traded Fund
FICC —	Fixed Income Clearing Corp
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At June 30, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
29

Schwab Value Advantage Money Fund
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$158,378,704,757
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		130,709,647,916
Cash		10,490,212,960
Receivables:
Fund shares sold		1,448,488,565
Interest		1,153,788,451
Prepaid expenses	+	3,249,318
Total assets		302,184,091,967

Liabilities
Payables:
Fund shares redeemed		1,057,568,627
Investments bought		571,321,667
Distributions to shareholders		553,097,743
Investment adviser and administrator fees		41,996,865
Shareholder service fees		3,756,263
Accrued expenses	+	2,724,142
Total liabilities		2,230,465,307
Net assets		$299,953,626,660

Net Assets by Source
Capital received from investors		$299,952,192,288
Total distributable earnings	+	1,434,372
Net assets		$299,953,626,660

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$195,344,515,306		195,341,861,000		$1.00
Ultra Shares	$104,609,111,354		104,607,405,293		$1.00

See financial notes
30
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$7,538,020,058
Other Interest	+	268,680,623
Total investment income		7,806,700,681

Expenses
Investment adviser and administrator fees		268,179,150
Shareholder service fees:
Investor Shares		136,485,781
Registration fees		6,049,546
Portfolio accounting fees		782,443
Custodian fees		740,789
Shareholder reports		732,126
Professional fees		225,169
Independent trustees’ fees		136,325
Transfer agent fees		660
Other expenses	+	607,254
Total expenses		413,939,243
Expense reduction	–	9,274,311
Net expenses	–	404,664,932
Net investment income		7,402,035,749

REALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(4)
Increase in net assets resulting from operations		$7,402,035,745
See financial notes
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
31

Schwab Value Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$7,402,035,749	$10,782,111,771
Net realized gains (losses)	+	(4)	263,029
Increase in net assets from operations		$7,402,035,745	$10,782,374,800

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($4,723,050,920 )	($6,570,789,959 )
Ultra Shares	+	(2,678,909,814)	(4,210,185,687)
Total distributions		($7,401,960,734 )	($10,780,975,646 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		121,897,620,275	221,635,316,442
Ultra Shares	+	68,440,510,070	137,943,618,156
Total shares sold		190,338,130,345	359,578,934,598
Shares Reinvested
Investor Shares		3,416,636,913	5,041,927,370
Ultra Shares	+	1,948,335,813	3,322,798,144
Total shares reinvested		5,364,972,726	8,364,725,514
Shares Redeemed
Investor Shares		(99,876,174,531)	(151,061,896,319)
Ultra Shares	+	(61,278,591,009)	(114,832,941,050)
Total shares redeemed		(161,154,765,540)	(265,894,837,369)
Net transactions in fund shares		34,548,337,531	102,048,822,743

NET ASSETS
Beginning of period		$265,405,214,118	$163,354,992,221
Total increase	+	34,548,412,542	102,050,221,897
End of period		$299,953,626,660	$265,405,214,118

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
32
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Value Advantage Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Value Advantage Money Fund offers two share classes: Investor Shares and Ultra Shares.
Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund.  Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Value Advantage Money Fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as: commercial paper, including asset-backed commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, and repurchase agreements, and obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) (U.S. government securities).

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
33

Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs), and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2024, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2024, the fund had investments in repurchase agreements with a gross value of $130,709,647,916 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
34
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
The fund offers multiple share classes. The net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
35

Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees on fund redemptions if the fund’s board or its delegate determines that the fee is in the best interests of the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
36
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law.  Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Sector Risk. The fund may invest a significant portion of its assets in securities issued by companies in the financials sector. Accordingly, the fund may be more susceptible to developments that affect that sector than other funds that do not invest as substantially in that sector.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.  The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price.  To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
37

Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.  Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price.  In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. On July 12, 2023, the SEC adopted amendments to the rules that govern money market funds. These amendments may affect the fund’s investment strategies, performance, yield, expenses and operations.
Money Market Fund Risk. The fund is not designed to offer capital appreciation.  In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund.  The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Investor Shares	0.34%
Ultra Shares	0.19%
38
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2024, the fund had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2024, the tax basis cost of the fund’s investments was $289,088,352,673.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2024. The tax basis components of distributions paid during the fiscal year ended December 31, 2023, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$10,780,975,646
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
39

Schwab Value Advantage Money Fund
Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2023, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
40
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Value Advantage Money Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on
May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
41

Schwab Value Advantage Money Fund
investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as
42
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Value Advantage Money Fund
the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Value Advantage Money Fund | Semiannual Holdings and Financial Statements
43

MFR13605-28
00301189

Semiannual Holdings and Financial Statements | June 30, 2024
Schwab Government Money Funds

Schwab Government
Money Fund
Schwab U.S. Treasury
Money Fund
Schwab Treasury Obligations
Money Fund

In This Report

Financial Statements and Portfolio Holdings
Schwab Government Money Fund	2
Schwab U.S. Treasury Money Fund	18
Schwab Treasury Obligations Money Fund	26
Financial Notes	35
Investment Advisory Agreement Approval	43
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Government Money Funds | Semiannual Holdings and Financial Statements
1

Schwab Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Sweep Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Net realized and unrealized gains (losses)	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—
Total from investment operations	0.02	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.01)	(0.00)[2,3]	(0.00)[2]	(0.02)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.02)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.49%[4]	4.71%	1.29%	0.02%[3]	0.23%	1.65%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.44%[5]	0.44%	0.35%[6,7]	0.06%[7]	0.30%[7,8]	0.59%
Gross operating expenses	0.45%[5]	0.45%	0.45%[6]	0.45%	0.52%	0.59%
Net investment income (loss)	4.95%[5]	4.59%	1.21%	0.02%	0.18%	1.64%
Net assets, end of period (x 1,000,000)	$19,455	$18,265	$20,458	$24,159	$20,119	$12,450

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
2
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)

Investor Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Net realized and unrealized gains (losses)	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—
Total from investment operations	0.03	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Less distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.01)	(0.00)[2,3]	(0.00)[2]	(0.02)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.03)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.54%[4]	4.81%	1.36%	0.02%[3]	0.30%	1.90%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%[5]	0.34%	0.30%[6,7]	0.06%[7]	0.27%[7,8]	0.35%
Gross operating expenses	0.35%[5]	0.35%	0.35%[6]	0.35%	0.43%	0.47%
Net investment income (loss)	5.05%[5]	4.78%	1.59%	0.02%	0.28%	1.84%
Net assets, end of period (x 1,000,000)	$24,575	$21,646	$10,823	$6,782	$11,980	$13,436

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
3

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	0.05	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	(0.00)[3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.03	0.05	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.01)	(0.00)[3,4]	(0.00)[3]
Distributions from net realized gains	—	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.03)	(0.05)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.61%[5]	4.97%	1.48%	0.02%[4]	0.00%[5,6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[7]	0.19%	0.18%[8,9]	0.06%[9]	0.13%[7,9]
Gross operating expenses	0.20%[7]	0.20%	0.20%[8]	0.20%	0.20%[7]
Net investment income (loss)	5.20%[7]	4.92%	1.76%	0.03%	0.01%[7]
Net assets, end of period (x 1,000,000)	$18,224	$16,202	$8,636	$4,726	$1,647

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Percentage was less than 0.005%.
[7]	Annualized.
[8]	Ratio includes less than 0.005% of non-routine proxy expenses.
[9]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
4
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 28.7% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
(SOFR + 0.09%)	(a)	5.43%		07/01/24	90,500,000	90,500,000
		5.40%		07/11/24	67,100,000	67,004,569
(SOFR + 0.08%)	(a)	5.42%	07/01/24	07/22/24	47,700,000	47,699,139
(SOFR + 0.10%)	(a)	5.44%	07/01/24	08/08/24	12,300,000	12,300,000
		5.32%		08/12/24	48,100,000	47,812,683
(EFFR + 0.08%)	(a)	5.41%	07/01/24	08/12/24	74,600,000	74,600,807
		3.38%		08/26/24	149,047,000	148,593,957
		5.04%		09/17/24	96,200,000	95,189,098
		5.50%		09/20/24	38,400,000	37,949,856
(SOFR + 0.18%)	(a)	5.52%	07/01/24	10/16/24	123,800,000	123,808,639
(SOFR + 0.13%)	(a)	5.47%	07/01/24	11/01/24	114,200,000	114,200,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	11/07/24	47,600,000	47,600,000
		0.88%		11/18/24	72,100,000	70,951,263
		5.28%		12/02/24	72,200,000	70,612,482
		4.95%		12/17/24	48,300,000	47,232,047
(SOFR + 0.11%)	(a)	5.45%	07/01/24	12/26/24	119,700,000	119,677,473
		4.63%		01/02/25	45,200,000	45,164,163
(SOFR + 0.15%)	(a)	5.49%	07/01/24	01/03/25	48,900,000	48,900,000
		1.13%		01/06/25	9,650,000	9,471,606
(SOFR + 0.12%)	(a)	5.46%	07/01/24	01/21/25	172,600,000	172,600,000
(SOFR + 0.17%)	(a)	5.51%	07/01/24	01/23/25	38,200,000	38,200,000
(SOFR + 0.13%)	(a)	5.47%	07/01/24	03/07/25	71,600,000	71,600,000
		5.00%		04/04/25	19,300,000	19,289,308
(SOFR + 0.14%)	(a)	5.48%	07/01/24	04/21/25	91,400,000	91,400,000
(SOFR + 0.15%)	(a)	5.49%	07/01/24	04/28/25	71,900,000	71,900,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	05/02/25	239,600,000	239,600,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	05/15/25	24,000,000	24,000,000
(SOFR + 0.13%)	(a)	5.47%	07/01/24	05/20/25	144,200,000	144,200,000
(SOFR + 0.15%)	(a)	5.49%	07/01/24	05/27/25	38,300,000	38,300,000
(SOFR + 0.17%)	(a)	5.51%	07/01/24	06/02/25	143,700,000	143,700,000
(EFFR + 0.14%)	(a)	5.47%	07/01/24	06/11/25	143,800,000	143,800,000
(SOFR + 0.05%)	(a)	5.39%	07/01/24	06/20/25	33,800,000	33,800,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	06/24/25	86,400,000	86,400,000
(3 mo. US TBILL + 0.16%)	(a)	5.47%	07/02/24	06/30/25	143,700,000	143,700,000
(SOFR + 0.17%)	(a)	5.51%	07/01/24	06/30/25	134,200,000	134,200,000
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
5

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. US TBILL + 0.18%)	(a)	5.49%	07/02/24	07/17/25	158,600,000	158,600,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	07/21/25	28,800,000	28,800,000
(SOFR + 0.05%)	(a)	5.39%	07/01/24	08/06/25	96,300,000	96,300,000
(EFFR + 0.14%)	(a)	5.47%	07/01/24	08/20/25	81,700,000	81,700,000
(EFFR + 0.13%)	(a)	5.46%	07/01/24	09/15/25	96,200,000	96,200,000
(EFFR + 0.15%)	(a)	5.48%	07/01/24	09/26/25	52,800,000	52,800,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	10/06/25	228,400,000	228,483,974
(SOFR + 0.16%)	(a)	5.50%	07/01/24	10/17/25	96,100,000	96,100,000
(SOFR + 0.13%)	(a)	5.47%	07/01/24	10/21/25	192,400,000	192,400,000
(SOFR + 0.12%)	(a)	5.46%	07/01/24	10/29/25	149,900,000	149,968,339
(EFFR + 0.14%)	(a)	5.47%	07/01/24	11/10/25	38,500,000	38,539,507
(SOFR + 0.16%)	(a)	5.50%	07/01/24	11/14/25	168,200,000	168,200,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	11/28/25	18,900,000	18,900,000
(SOFR + 0.15%)	(a)	5.49%	07/01/24	12/15/25	14,400,000	14,400,000
(SOFR + 0.08%)	(a)	5.42%	07/01/24	01/28/26	96,400,000	96,400,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	01/30/26	99,600,000	99,664,191
(EFFR + 0.10%)	(a)	5.43%	07/01/24	04/01/26	86,700,000	86,700,000
(SOFR + 0.10%)	(a)	5.44%	07/01/24	04/17/26	96,400,000	96,400,000
(SOFR + 0.10%)	(a)	5.43%	07/05/24	05/05/26	88,300,000	88,300,000
(SOFR + 0.11%)	(a)	5.45%	07/01/24	05/06/26	38,000,000	38,000,000
(SOFR + 0.09%)	(a)	5.42%	07/01/24	05/07/26	96,300,000	96,300,000
(EFFR + 0.10%)	(a)	5.43%	07/01/24	05/08/26	144,600,000	144,600,000
(SOFR + 0.10%)	(a)	5.44%	07/01/24	06/24/26	132,700,000	132,700,000
(SOFR + 0.11%)	(a)	5.45%	07/01/24	06/24/26	88,900,000	88,900,000
FEDERAL HOME LOAN BANKS
		3.00%		07/08/24	88,850,000	88,810,241
		5.44%		07/11/24	24,000,000	23,965,600
		5.31%		07/12/24	336,700,000	336,166,262
		5.33%		07/19/24	192,800,000	192,293,418
		5.10%		07/22/24	144,300,000	143,883,755
(SOFR + 0.10%)	(a)	5.44%	07/01/24	07/26/24	119,100,000	119,100,000
		5.45%		08/13/24	143,900,000	143,900,000
		1.50%		08/15/24	54,790,000	54,535,928
		5.31%		08/15/24	96,200,000	95,585,522
		5.32%		09/04/24	102,500,000	101,527,830
(SOFR + 0.10%)	(a)	5.44%	07/01/24	09/04/24	95,500,000	95,500,000
		5.42%		09/11/24	348,400,000	344,804,512
		2.88%		09/13/24	58,560,000	58,258,462
		4.88%		09/13/24	105,700,000	105,618,041
		5.22%		09/13/24	225,000,000	222,678,250
		5.46%		09/27/24	120,100,000	118,576,331
(SOFR + 0.01%)	(a)	5.35%	07/01/24	10/02/24	240,700,000	240,700,000
		4.50%		10/03/24	96,100,000	95,870,922
(SOFR + 0.01%)	(a)	5.35%	07/01/24	10/03/24	216,800,000	216,800,000
(SOFR + 0.01%)	(a)	5.35%	07/01/24	10/07/24	120,400,000	120,400,000
		5.40%		10/10/24	72,100,000	72,100,000
		4.97%		10/11/24	240,700,000	237,436,710
(SOFR + 0.01%)	(a)	5.35%	07/01/24	10/25/24	144,500,000	144,500,000
(SOFR + 0.03%)	(a)	5.37%	07/01/24	10/25/24	144,500,000	144,500,000
		4.95%		10/30/24	361,200,000	355,409,061
See financial notes
6
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.19%		10/30/24	96,600,000	96,593,213
		4.94%		10/31/24	48,200,000	47,422,480
		5.28%		11/01/24	240,300,000	240,272,944
(SOFR + 0.03%)	(a)	5.37%	07/01/24	11/14/24	240,900,000	240,900,000
		4.91%		11/15/24	200,000,000	196,411,361
(SOFR + 0.12%)	(a)	5.46%	07/01/24	11/18/24	71,800,000	71,800,000
(SOFR + 0.01%)	(a)	5.35%	07/01/24	11/19/24	192,800,000	192,800,000
		4.90%		11/22/24	199,200,000	195,451,056
(SOFR + 0.10%)	(a)	5.44%	07/01/24	11/27/24	149,300,000	149,300,000
		2.75%		12/13/24	28,800,000	28,523,259
		4.86%		12/13/24	174,300,000	170,577,242
		4.70%		12/18/24	241,000,000	235,878,750
		4.83%		01/02/25	48,100,000	48,090,924
		4.79%		01/03/25	120,400,000	117,550,935
		4.76%		01/10/25	193,400,000	188,687,567
		4.77%		01/21/25	712,000,000	711,904,240
		4.80%		01/23/25	144,500,000	144,487,821
		4.91%		01/23/25	120,900,000	117,655,380
		5.20%		01/29/25	168,600,000	163,625,738
		5.21%		01/31/25	192,600,000	186,852,602
		4.90%		02/07/25	144,500,000	140,357,386
		5.04%		02/07/25	87,600,000	85,018,720
		5.04%		02/10/25	140,200,000	136,012,693
		5.00%		02/13/25	144,500,000	140,167,468
		5.05%		02/14/25	192,700,000	186,835,818
(SOFR + 0.04%)	(a)	5.38%	07/01/24	03/14/25	96,400,000	96,400,000
		5.24%		04/01/25	198,100,000	190,561,194
		5.41%		04/04/25	192,800,000	192,800,000
		5.41%		04/07/25	168,700,000	168,700,000
		5.38%		04/14/25	241,000,000	241,000,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	04/21/25	72,000,000	72,000,000
		5.24%		04/23/25	144,500,000	138,577,266
		5.36%		04/25/25	144,600,000	144,600,000
(SOFR + 0.12%)	(a)	5.46%	07/01/24	05/01/25	71,700,000	71,700,000
		5.43%		05/02/25	72,300,000	72,300,000
		5.45%		05/12/25	144,600,000	144,600,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	05/14/25	143,800,000	143,800,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	05/19/25	239,300,000	239,300,000
		5.50%		05/20/25	96,400,000	96,400,000
		5.18%		05/21/25	96,300,000	92,035,836
		5.54%		06/02/25	120,400,000	120,400,000
		5.14%		06/04/25	4,700,000	4,484,215
		5.15%		06/04/25	2,600,000	2,480,630
		5.48%		06/09/25	132,300,000	132,300,000
(SOFR + 0.12%)	(a)	5.46%	07/01/24	06/16/25	240,300,000	240,300,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	06/17/25	239,900,000	239,900,000
		5.17%		07/07/25	88,400,000	88,400,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	07/10/25	96,400,000	96,499,801
		5.24%		07/11/25	88,400,000	88,400,000
		5.50%		07/11/25	88,400,000	88,400,000
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
7

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.16%)	(a)	5.50%	07/01/24	07/28/25	95,900,000	95,900,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	08/22/25	143,900,000	143,900,000
(SOFR + 0.10%)	(a)	5.44%	07/01/24	09/19/25	273,800,000	273,864,297
(SOFR + 0.19%)	(a)	5.53%	07/01/24	10/24/25	96,000,000	96,000,000
(SOFR + 0.19%)	(a)	5.53%	07/01/24	10/30/25	48,100,000	48,100,000
(SOFR + 0.20%)	(a)	5.54%	07/01/24	11/14/25	96,200,000	96,200,000
(SOFR + 0.21%)	(a)	5.55%	07/01/24	12/26/25	96,200,000	96,200,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
		5.36%		11/22/24	28,900,000	28,898,514
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		1.75%		07/02/24	66,597,000	66,590,554
		2.63%		09/06/24	83,306,000	82,880,151
		1.63%		01/07/25	41,389,000	40,723,912
		4.58%		06/17/25	98,780,000	94,555,723
(SOFR + 0.10%)	(a)	5.44%	07/01/24	06/18/26	88,500,000	88,500,000
Total U.S. Government Agency Debt (Cost $17,870,063,636)						17,870,063,636

U.S. TREASURY DEBT 5.6% OF NET ASSETS
UNITED STATES TREASURY
		1.75%		07/31/24	80,000,000	79,760,106
		3.00%		07/31/24	116,700,000	116,474,498
		0.38%		08/15/24	142,100,000	141,262,707
		0.38%		09/15/24	151,300,000	149,823,304
		2.13%		09/30/24	129,100,000	128,146,578
		0.63%		10/15/24	86,500,000	85,392,963
		1.50%		10/31/24	91,100,000	90,000,215
		0.75%		11/15/24	177,100,000	174,280,225
		2.25%		11/15/24	121,100,000	119,909,980
		1.50%		11/30/24	152,700,000	150,612,882
		2.25%		12/31/24	86,200,000	85,095,000
(3 mo. US TBILL + 0.20%)	(a)	5.51%	07/01/24	01/31/25	425,900,000	426,129,292
		2.75%		02/28/25	72,300,000	71,224,442
		1.75%		03/15/25	72,300,000	70,665,592
(3 mo. US TBILL + 0.17%)	(a)	5.47%	07/01/24	04/30/25	303,300,000	303,416,282
(3 mo. US TBILL + 0.13%)	(a)	5.43%	07/01/24	07/31/25	466,500,000	466,435,433
(3 mo. US TBILL + 0.17%)	(a)	5.48%	07/01/24	10/31/25	344,100,000	343,849,996
(3 mo. US TBILL + 0.25%)	(a)	5.55%	07/01/24	01/31/26	448,400,000	449,111,938
(3 mo. US TBILL + 0.15%)	(a)	5.46%	07/01/24	04/30/26	14,400,000	14,401,644
Total U.S. Treasury Debt (Cost $3,465,993,077)						3,465,993,077

VARIABLE RATE DEMAND NOTES 0.2% OF NET ASSETS
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(b)	5.45%		07/05/24	56,900,000	56,900,000
See financial notes
8
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FARR LIFE LLC
TAXABLE VARIABLE RATE DEMAND NOTES GO SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(b)	5.45%		07/05/24	5,000,000	5,000,000
GINA RISTOW BELLING 2022
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(b)	5.45%		07/05/24	20,310,000	20,310,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(b)	5.45%		07/05/24	77,300,000	77,300,000
Total Variable Rate Demand Notes (Cost $159,510,000)						159,510,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 65.4% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 36.8%
BANCO SANTANDER SA
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	169,075,064	169,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $174,069,999, 2.00% - 5.50%, due 06/15/27 - 06/01/54)
BANK OF MONTREAL
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	168,074,620	168,000,000
(Collateralized by U.S. Government Agency Securities valued at $173,116,859, 3.00% - 8.00%, due 02/20/50 - 06/20/54)
BARCLAYS BANK PLC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	844,374,877	844,000,000
(Collateralized by U.S. Government Agency Securities valued at $869,706,123, 3.00% - 6.00%, due 06/01/51 - 03/01/54)
BOFA SECURITIES INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	76,033,756	76,000,000
(Collateralized by U.S. Government Agency Securities valued at $78,280,001, 2.50% - 6.50%, due 02/20/30 - 03/20/64)
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	178,079,062	178,000,000
(Collateralized by U.S. Treasury Securities valued at $181,560,047, 0.88% - 4.38%, due 01/31/29 - 11/15/49)
Issued 05/17/24, repurchase date 08/15/24		5.34%		07/05/24	340,456,697	338,000,000
(Collateralized by U.S. Government Agency Securities valued at $348,140,001, 1.50% - 7.25%, due 11/15/28 - 05/20/74)
Issued 05/31/24, repurchase date 08/29/24		5.35%		07/05/24	85,442,118	85,000,000
(Collateralized by U.S. Government Agency Securities valued at $87,550,001, 5.50% - 7.50%, due 12/20/38 - 05/20/74)
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
9

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/03/24, repurchase date 08/02/24		5.35%		07/05/24	1,457,900,311	1,451,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,494,530,001, 1.00% - 8.00%, due 08/20/25 - 05/20/73)
Issued 06/04/24, repurchase date 09/03/24		5.35%		07/05/24	86,396,197	86,000,000
(Collateralized by U.S. Government Agency Securities valued at $88,580,001, 3.00% - 7.00%, due 03/15/32 - 05/20/73)
Issued 06/17/24, repurchase date 09/16/24		5.37%		07/05/24	86,230,910	86,000,000
(Collateralized by U.S. Government Agency Securities valued at $88,580,001, 2.50% - 7.50%, due 07/20/30 - 10/20/68)
Issued 06/04/24, repurchase date 09/03/24		5.39%		09/03/24	253,406,180	250,000,000
(Collateralized by U.S. Government Agency Securities valued at $257,500,001, 1.50% - 7.84%, due 06/25/25 - 02/20/74)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	76,033,757	76,000,000
(Collateralized by U.S. Government Agency Securities valued at $78,280,606, 2.00% - 7.00%, due 12/01/34 - 06/01/54)
Issued 06/13/24, repurchase date 07/15/24		5.33%		07/05/24	655,126,966	653,000,000
(Collateralized by U.S. Government Agency Securities valued at $672,590,000, 1.50% - 7.38%, due 02/02/39 - 06/01/54)
Issued 06/17/24, repurchase date 08/02/24		5.33%		07/05/24	485,289,860	484,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $498,357,294, 1.50% - 7.00%, due 04/15/26 - 07/01/54)
Issued 06/20/24, repurchase date 07/22/24		5.33%		07/05/24	644,427,996	643,000,000
(Collateralized by U.S. Government Agency Securities valued at $662,290,000, 1.50% - 7.00%, due 02/02/39 - 07/20/63)
CITIGROUP GLOBAL MARKETS INC
Issued 06/07/24, repurchase date 07/08/24		5.35%		07/05/24	762,158,283	759,000,000
(Collateralized by U.S. Treasury Securities valued at $774,180,070, 0.13% - 3.88%, due 07/15/24 - 05/15/29)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/28/24, repurchase date 07/01/24		5.34%		07/01/24	270,120,150	270,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $279,425,934, 0.00% - 7.50%, due 08/15/24 - 06/01/54)
FICC - BANK OF NEW YORK
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,143,506,730	1,143,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,177,290,001, 1.50% - 8.00%, due 01/01/28 - 06/01/54)
GOLDMAN SACHS & CO LLC
Issued 06/24/24, repurchase date 07/01/24		5.33%		07/01/24	1,441,492,400	1,440,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,468,800,691, 1.00% - 8.00%, due 01/15/26 - 05/20/72)
See financial notes
10
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	1,142,507,238	1,142,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,164,840,000, 2.00% - 7.00%, due 08/01/30 - 06/15/64)
Issued 06/27/24, repurchase date 07/03/24		5.33%		07/03/24	3,746,325,032	3,743,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,817,901,342, 1.50% - 7.48%, due 03/01/26 - 07/15/64)
Issued 06/26/24, repurchase date 07/03/24		5.34%		07/03/24	1,631,692,483	1,630,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,662,768,370, 1.50% - 9.50%, due 02/01/26 - 11/16/64)
JP MORGAN SECURITIES LLC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	42,018,620	42,000,000
(Collateralized by U.S. Government Agency Securities valued at $43,260,000, 3.50% - 7.50%, due 03/15/40 - 07/20/63)
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	1,688,749,753	1,688,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,738,640,000, 1.50% - 9.00%, due 07/20/24 - 02/20/64)
Issued 04/09/24, repurchase date 10/16/24	(a)	5.49%	07/01/24	10/01/24	494,863,375	482,000,000
(Collateralized by U.S. Government Agency Securities valued at $502,490,472, 1.00% - 11.69%, due 05/25/29 - 07/16/65) (SOFR + 0.15%)
Issued 06/28/24, repurchase date 01/03/25	(a)	5.49%	07/01/24	10/01/24	441,302,062	435,000,000
(Collateralized by U.S. Government Agency Securities valued at $448,050,000, 1.10% - 6.73%, due 05/20/47 - 11/20/57) (SOFR + 0.15%)
MIZUHO SECURITIES USA LLC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	101,044,861	101,000,000
(Collateralized by U.S. Treasury Securities valued at $103,020,080, 3.63%, due 03/31/30)
MUFG SECURITIES AMERICAS INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	40,017,767	40,000,000
(Collateralized by U.S. Government Agency Securities valued at $41,600,000, 2.00% - 6.00%, due 05/01/25 - 05/01/54)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	84,037,240	84,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $85,849,199, 0.00% - 6.50%, due 07/30/24 - 03/15/59)
RBC DOMINION SECURITIES INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	658,292,262	658,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $673,717,043, 0.13% - 6.69%, due 10/15/24 - 05/20/54)
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
11

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/13/24, repurchase date 08/01/24		5.33%		07/05/24	338,097,684	337,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $349,031,364, 0.13% - 6.69%, due 04/30/25 - 05/20/54)
ROYAL BANK OF CANADA
Issued 05/02/24, repurchase date 10/31/24		5.33%		07/05/24	1,464,749,031	1,451,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,534,801,772, 2.00% - 8.00%, due 05/01/27 - 07/01/54)
Issued 04/29/24, repurchase date 08/01/24		5.34%		07/05/24	859,457,522	851,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $888,751,706, 1.50% - 7.21%, due 09/30/25 - 05/01/54)
Issued 05/31/24, repurchase date 07/31/24		5.34%		07/05/24	339,754,783	338,000,000
(Collateralized by U.S. Government Agency Securities valued at $351,290,087, 2.00% - 6.50%, due 09/25/28 - 11/25/59)
WELLS FARGO BANK NA
Issued 06/25/24, repurchase date 07/02/24		5.34%		07/02/24	338,350,957	338,000,000
(Collateralized by U.S. Government Agency Securities valued at $351,884,995, 3.00% - 6.00%, due 06/01/47 - 03/01/54)
WELLS FARGO SECURITIES LLC
Issued 06/25/24, repurchase date 07/02/24		5.34%		07/02/24	338,350,957	338,000,000
(Collateralized by U.S. Government Agency Securities valued at $351,884,995, 1.41% - 5.70%, due 01/01/26 - 04/01/42)
						22,897,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 28.6%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	179,079,357	179,000,000
(Collateralized by U.S. Treasury Securities valued at $182,580,001, 0.38% - 4.88%, due 02/15/26 - 11/15/52)
BANCO SANTANDER SA
Issued 06/28/24, repurchase date 07/01/24		5.31%		07/01/24	143,063,278	143,000,000
(Collateralized by U.S. Treasury Securities valued at $145,860,087, 0.13% - 6.25%, due 09/30/24 - 02/15/52)
BARCLAYS BANK PLC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	214,094,873	214,000,000
(Collateralized by U.S. Treasury Securities valued at $218,376,834, 1.88% - 4.25%, due 03/15/27 - 02/15/41)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	8,577,405	8,573,604
(Collateralized by U.S. Treasury Securities valued at $8,749,033, 4.75%, due 07/31/25)
Issued 06/13/24, repurchase date 08/01/24		5.33%		07/05/24	1,213,941,239	1,210,000,000
(Collateralized by U.S. Treasury Securities valued at $1,243,153,802, 0.75% - 4.25%, due 10/31/25 - 02/15/45)
See financial notes
12
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BNP PARIBAS SA
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	286,126,793	286,000,000
(Collateralized by U.S. Treasury Securities valued at $291,849,383, 0.50% - 2.38%, due 02/28/26 - 02/15/45)
BOFA SECURITIES INC
Issued 04/24/24, repurchase date 07/23/24		5.35%		07/05/24	182,936,700	181,000,000
(Collateralized by U.S. Treasury Securities valued at $184,620,032, 0.63% - 4.13%, due 03/31/29 - 07/15/32)
Issued 06/24/24, repurchase date 09/23/24		5.35%		07/05/24	145,237,035	145,000,000
(Collateralized by U.S. Treasury Securities valued at $147,900,035, 2.38% - 3.13%, due 02/15/42 - 02/15/43)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	243,107,730	243,000,000
(Collateralized by U.S. Treasury Securities valued at $247,860,018, 0.13% - 4.63%, due 05/15/25 - 08/15/53)
CITIGROUP GLOBAL MARKETS INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	572,253,587	572,000,000
(Collateralized by U.S. Treasury Securities valued at $583,440,073, 2.38% - 4.25%, due 02/15/46 - 02/15/54)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	264,117,040	264,000,000
(Collateralized by U.S. Treasury Securities valued at $269,399,397, 2.00% - 2.38%, due 08/15/25 - 03/31/29)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	43,019,063	43,000,000
(Collateralized by U.S. Treasury Securities valued at $43,879,545, 4.50%, due 05/15/27)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	72,031,980	72,000,000
(Collateralized by U.S. Treasury Securities valued at $73,440,059, 0.25% - 4.63%, due 05/31/25 - 05/15/44)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/28/24, repurchase date 07/01/24		5.30%		07/01/24	4,872,150,917	4,870,000,000
(Collateralized by U.S. Treasury Securities valued at $4,872,150,968, 2.38% - 2.75%, due 05/15/25 - 05/15/29)
FICC - BANK OF NEW YORK
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,425,631,750	1,425,000,000
(Collateralized by U.S. Treasury Securities valued at $1,453,500,081, 2.38% - 3.88%, due 12/31/27 - 02/15/42)
JP MORGAN SECURITIES LLC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	5,001,216,223	4,999,000,000
(Collateralized by U.S. Treasury Securities valued at $5,098,980,025, 0.00% - 6.50%, due 07/11/24 - 05/15/48)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,681,745,243	1,681,000,000
(Collateralized by U.S. Treasury Securities valued at $1,714,620,034, 0.00% - 6.63%, due 07/31/24 - 08/15/50)
MUFG SECURITIES AMERICAS INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	416,184,427	416,000,000
(Collateralized by U.S. Treasury Securities valued at $424,320,033, 1.13% - 6.50%, due 11/15/26 - 08/15/50)
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
13

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
RBC DOMINION SECURITIES INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	143,063,397	143,000,000
(Collateralized by U.S. Treasury Securities valued at $145,924,666, 0.13% - 6.00%, due 05/31/25 - 02/15/54)
Issued 06/13/24, repurchase date 08/01/24		5.33%		07/05/24	728,364,743	726,000,000
(Collateralized by U.S. Treasury Securities valued at $745,892,268, 0.00% - 5.50%, due 09/26/24 - 08/15/52)
						17,820,573,604
Total Repurchase Agreements (Cost $40,717,573,604)						40,717,573,604
Total Investments in Securities (Cost $62,213,140,317)						62,213,140,317

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
GO —	General obligation
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At June 30, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
14
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$21,495,566,713
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		40,717,573,604
Cash		49,581,038
Receivables:
Fund shares sold		229,357,218
Interest		209,634,639
Prepaid expenses	+	816,397
Total assets		62,702,529,609

Liabilities
Payables:
Fund shares redeemed		188,075,586
Investments bought		137,881,038
Distributions to shareholders		112,186,299
Investment adviser and administrator fees		8,707,672
Shareholder service fees		1,144,782
Accrued expenses	+	559,896
Total liabilities		448,555,273
Net assets		$62,253,974,336

Net Assets by Source
Capital received from investors		$62,253,987,471
Total distributable loss	+	(13,135)
Net assets		$62,253,974,336

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$19,454,800,358		19,454,612,298		$1.00
Investor Shares	$24,574,757,581		24,574,609,835		$1.00
Ultra Shares	$18,224,416,397		18,224,404,873		$1.00

See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
15

Schwab Government Money Fund
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$1,591,563,313

Expenses
Investment adviser and administrator fees		56,139,116
Shareholder service fees:
Sweep Shares		23,111,026
Investor Shares		17,328,523
Registration fees		1,391,432
Shareholder reports		257,399
Portfolio accounting fees		194,622
Custodian fees		166,401
Professional fees		63,042
Independent trustees’ fees		45,665
Transfer agent fees		989
Other expenses	+	135,593
Total expenses		98,833,808
Expense reduction	–	2,255,144
Net expenses	–	96,578,664
Net investment income		1,494,984,649

REALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(12,837)
Increase in net assets resulting from operations		$1,494,971,812
See financial notes
16
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$1,494,984,649	$2,239,973,807
Net realized gains (losses)	+	(12,837)	349,329
Increase in net assets from operations		$1,494,971,812	$2,240,323,136

DISTRIBUTIONS TO SHAREHOLDERS
Sweep Shares		($457,299,469 )	($785,936,406 )
Investor Shares		(582,991,452)	(819,769,408)
Ultra Shares	+	(454,694,026)	(634,530,135)
Total distributions		($1,494,984,947 )	($2,240,235,949 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Sweep Shares		10,068,557,905	13,219,725,414
Investor Shares		19,847,386,973	38,597,658,017
Ultra Shares	+	14,280,953,825	24,999,891,396
Total shares sold		44,196,898,703	76,817,274,827
Shares Reinvested
Sweep Shares		423,054,886	785,850,086
Investor Shares		380,005,539	562,813,929
Ultra Shares	+	350,895,963	523,896,242
Total shares reinvested		1,153,956,388	1,872,560,257
Shares Redeemed
Sweep Shares		(9,302,007,157)	(16,198,762,185)
Investor Shares		(17,298,253,577)	(28,337,750,712)
Ultra Shares	+	(12,609,162,868)	(17,958,245,191)
Total shares redeemed		(39,209,423,602)	(62,494,758,088)
Net transactions in fund shares		6,141,431,489	16,195,076,996

NET ASSETS
Beginning of period		$56,112,555,982	$39,917,391,799
Total increase	+	6,141,418,354	16,195,164,183
End of period		$62,253,974,336	$56,112,555,982

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
17

Schwab U.S. Treasury Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Less distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.01)	(0.00)[2,3]	(0.00)[2]	(0.02)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.03)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.53%[4]	4.72%	1.26%	0.02%[3]	0.27%	1.84%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%[5]	0.34%	0.28%[6,7]	0.05%[7]	0.23%[7,8]	0.35%
Gross operating expenses	0.35%[5]	0.36%	0.35%[6]	0.35%	0.45%	0.49%
Net investment income (loss)	5.04%[5]	4.71%	1.26%	0.02%	0.15%	1.77%
Net assets, end of period (x 1,000,000)	$29,614	$23,422	$7,959	$7,468	$11,297	$7,517

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
18
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	0.05	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.03	0.05	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.01)	(0.00)[3,4]	(0.00)[3]
Distributions from net realized gains	—	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.03)	(0.05)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.61%[5]	4.87%	1.38%	0.02%[4]	0.00%[5,6]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[7]	0.19%	0.17%[8,9]	0.05%[9]	0.12%[7,9]
Gross operating expenses	0.20%[7]	0.21%	0.20%[8]	0.20%	0.21%[7]
Net investment income (loss)	5.19%[7]	4.89%	1.58%	0.02%	0.01%[7]
Net assets, end of period (x 1,000,000)	$36,601	$29,519	$6,176	$3,850	$2,260

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Percentage was less than 0.005%.
[7]	Annualized.
[8]	Ratio includes less than 0.005% of non-routine proxy expenses.
[9]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
19

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 106.7% OF NET ASSETS
UNITED STATES TREASURY
		5.29%		07/02/24	88,471,000	88,458,052
		5.31%		07/02/24	1,476,773,000	1,476,558,187
		5.32%		07/02/24	3,500,000,000	3,499,487,558
		5.30%		07/05/24	73,793,000	73,749,810
		5.31%		07/05/24	2,050,000,000	2,048,799,078
		5.47%		07/05/24	470,000,000	469,725,154
		5.28%		07/09/24	112,949,000	112,817,093
		5.29%		07/09/24	950,000,000	948,896,211
		5.30%		07/09/24	775,000,000	774,099,656
		5.31%		07/09/24	500,000,000	499,414,444
		5.32%		07/09/24	3,000,000,000	2,996,483,566
		5.31%		07/11/24	400,000,000	399,413,806
		0.38%		07/15/24	24,600,000	24,554,177
		5.30%		07/16/24	1,300,000,000	1,297,171,573
		5.31%		07/16/24	5,151,131,000	5,139,829,947
		5.11%		07/18/24	700,000,000	698,352,676
		5.31%		07/18/24	1,142,001,000	1,139,156,327
		5.32%		07/18/24	158,555,000	158,160,418
		5.25%		07/23/24	24,056,000	23,979,173
		5.30%		07/23/24	250,000,000	249,196,389
		5.31%		07/23/24	6,124,255,000	6,104,543,172
		5.32%		07/23/24	350,000,000	348,872,271
		5.28%		07/25/24	150,000,000	149,474,500
		5.29%		07/25/24	35,516,000	35,391,552
		5.30%		07/25/24	1,900,000,000	1,893,324,717
		5.31%		07/25/24	1,400,000,000	1,395,078,650
		5.29%		07/30/24	450,000,000	448,114,094
		5.30%		07/30/24	825,000,000	821,540,843
		5.31%		07/30/24	350,000,000	348,514,858
		1.75%		07/31/24	212,900,000	212,280,576
		3.00%		07/31/24	26,500,000	26,446,716
(3 mo. US TBILL + 0.04%)	(a)	5.34%	07/01/24	07/31/24	168,000,000	168,001,508
		5.29%		08/06/24	700,000,000	696,356,975
		5.31%		08/06/24	1,350,000,000	1,342,885,150
		5.32%		08/06/24	2,325,000,000	2,312,740,687
See financial notes
20
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		5.33%		08/06/24	800,000,000	795,808,325
		5.28%		08/08/24	200,000,000	198,891,456
		5.32%		08/08/24	750,000,000	745,845,861
		5.29%		08/13/24	44,912,000	44,630,338
		5.31%		08/13/24	900,000,000	894,339,915
		5.32%		08/13/24	1,200,000,000	1,192,506,562
		0.38%		08/15/24	103,000,000	102,386,232
		2.38%		08/15/24	124,900,000	124,464,069
		5.32%		08/20/24	350,000,000	347,456,910
		5.30%		08/27/24	1,850,000,000	1,834,865,263
		5.31%		08/27/24	2,450,000,000	2,429,940,567
		5.32%		09/10/24	200,000,000	197,936,069
		5.33%		09/10/24	1,450,000,000	1,435,027,579
		5.32%		09/12/24	2,550,000,000	2,522,858,452
		5.33%		09/17/24	350,000,000	346,031,642
		5.28%		09/19/24	1,045,000	1,032,888
		5.30%		09/19/24	2,000	1,977
		5.31%		09/19/24	350,000,000	345,922,111
		5.32%		09/19/24	300,000,000	296,501,333
		5.30%		09/26/24	350,000,000	345,574,177
		1.50%		09/30/24	68,700,000	68,079,312
		5.31%		10/01/24	511,254,000	504,433,676
		5.32%		10/01/24	310,000,000	305,858,134
		5.33%		10/01/24	2,300,000,000	2,269,220,188
		5.30%		10/08/24	9,825,000	9,684,192
		5.32%		10/08/24	250,000,000	246,403,550
		5.30%		10/15/24	800,000,000	787,727,559
		5.31%		10/15/24	2,650,000,000	2,609,291,804
		5.32%		10/15/24	350,000,000	344,612,771
		5.30%		10/22/24	750,000,000	737,731,652
		5.31%		10/22/24	28,061,000	27,601,661
		5.30%		10/24/24	250,000,000	245,878,368
		5.31%		10/29/24	250,000,000	245,686,250
		1.50%		10/31/24	380,100,000	375,683,941
		4.38%		10/31/24	80,000,000	79,844,142
(3 mo. US TBILL + 0.14%)	(a)	5.45%	07/01/24	10/31/24	230,800,000	230,876,498
		2.25%		11/15/24	194,800,000	192,915,039
		1.50%		11/30/24	232,500,000	229,316,727
		1.00%		12/15/24	144,900,000	142,326,755
		5.28%		12/19/24	65,887,000	64,277,899
		5.27%		12/26/24	350,000,000	341,110,136
		5.28%		12/26/24	350,000,000	341,099,753
		1.75%		12/31/24	222,700,000	219,252,885
		1.13%		01/15/25	327,100,000	320,852,361
		4.78%		01/23/25	150,000,000	146,083,425
		1.38%		01/31/25	168,800,000	165,333,552
		2.50%		01/31/25	112,400,000	110,812,688
(3 mo. US TBILL + 0.20%)	(a)	5.51%	07/01/24	01/31/25	950,300,000	950,799,678
		1.13%		02/28/25	72,100,000	70,217,970
		0.38%		04/30/25	20,000,000	19,232,689
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
21

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		3.88%		04/30/25	164,000,000	162,307,429
(3 mo. US TBILL + 0.17%)	(a)	5.47%	07/01/24	04/30/25	1,083,100,000	1,083,476,668
		2.13%		05/15/25	264,000,000	257,298,235
		2.75%		05/15/25	107,000,000	104,843,112
(3 mo. US TBILL + 0.13%)	(a)	5.43%	07/01/24	07/31/25	2,187,300,000	2,187,011,966
(3 mo. US TBILL + 0.17%)	(a)	5.48%	07/01/24	10/31/25	821,100,000	820,858,878
(3 mo. US TBILL + 0.25%)	(a)	5.55%	07/01/24	01/31/26	969,400,000	971,061,285
(3 mo. US TBILL + 0.15%)	(a)	5.46%	07/01/24	04/30/26	15,100,000	15,101,724
Total U.S. Treasury Debt (Cost $70,628,095,842)						70,628,095,842
Total Investments in Securities (Cost $70,628,095,842)						70,628,095,842

(a)	Variable rate security; rate shown is effective rate at period end.

US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At June 30, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
22
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$70,628,095,842
Cash		996
Receivables:
Fund shares sold		446,896,688
Interest		75,470,111
Investments sold		70,000,000
Prepaid expenses	+	471,090
Total assets		71,220,934,727

Liabilities
Payables:
Investments bought		4,510,492,080
Fund shares redeemed		365,462,356
Distributions to shareholders		119,783,573
Investment adviser and administrator fees		9,132,563
Shareholder service fees		562,168
Accrued expenses	+	639,236
Total liabilities		5,006,071,976
Net assets		$66,214,862,751

Net Assets by Source
Capital received from investors		$66,214,809,495
Total distributable earnings	+	53,256
Net assets		$66,214,862,751

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$29,614,160,198		29,613,616,325		$1.00
Ultra Shares	$36,600,702,553		36,600,196,299		$1.00

See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
23

Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$1,612,216,193

Expenses
Investment adviser and administrator fees		56,935,864
Shareholder service fees:
Investor Shares		19,664,572
Registration fees		2,206,342
Portfolio accounting fees		161,517
Custodian fees		124,179
Shareholder reports		81,201
Professional fees		45,590
Independent trustees’ fees		42,759
Transfer agent fees		671
Other expenses	+	103,436
Total expenses		79,366,131
Expense reduction	–	2,765,695
Net expenses	–	76,600,436
Net investment income		1,535,615,757

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		53,256
Increase in net assets resulting from operations		$1,535,669,013
See financial notes
24
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$1,535,615,757	$1,694,812,518
Net realized gains	+	53,256	220,207
Increase in net assets from operations		$1,535,669,013	$1,695,032,725

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($660,740,731 )	($764,383,343 )
Ultra Shares	+	(874,875,026)	(930,566,155)
Total distributions		($1,535,615,757 )	($1,694,949,498 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		24,768,202,035	42,384,480,840
Ultra Shares	+	36,232,244,561	62,289,160,425
Total shares sold		61,000,446,596	104,673,641,265
Shares Reinvested
Investor Shares		419,347,963	504,836,271
Ultra Shares	+	605,682,299	688,307,103
Total shares reinvested		1,025,030,262	1,193,143,374
Shares Redeemed
Investor Shares		(18,995,816,023)	(27,426,026,528)
Ultra Shares	+	(29,756,545,774)	(39,634,617,135)
Total shares redeemed		(48,752,361,797)	(67,060,643,663)
Net transactions in fund shares		13,273,115,061	38,806,140,976

NET ASSETS
Beginning of period		$52,941,694,434	$14,135,470,231
Total increase	+	13,273,168,317	38,806,224,203
End of period		$66,214,862,751	$52,941,694,434

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
25

Schwab Treasury Obligations Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Net realized and unrealized gains (losses)	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Less distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.03)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.53%[3]	4.85%	1.40%	0.01%	0.27%	1.89%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%[4]	0.34%	0.30%[5,6]	0.06%[6]	0.30%[6,7]	0.35%
Gross operating expenses	0.35%[4]	0.36%	0.35%[5]	0.35%	0.46%	0.48%
Net investment income (loss)	5.04%[4]	4.81%	1.92%	0.01%	0.27%	1.86%
Net assets, end of period (x 1,000,000)	$35,164	$35,243	$15,372	$5,632	$7,573	$10,820

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
26
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	0.05	0.02	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	(0.00)[3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.03	0.05	0.02	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	—	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.03)	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.61%[4]	5.00%	1.52%	0.01%	0.00%[4,5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[6]	0.19%	0.18%[7,8]	0.06%[8]	0.16%[6,8]
Gross operating expenses	0.20%[6]	0.21%	0.20%[7]	0.20%	0.21%[6]
Net investment income (loss)	5.19%[6]	4.94%	2.53%	0.01%	0.01%[6]
Net assets, end of period (x 1,000,000)	$31,372	$33,877	$17,073	$2,244	$1,754

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Percentage was less than 0.005%.
[6]	Annualized.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
27

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 34.1% OF NET ASSETS
UNITED STATES TREASURY
		0.38%		07/15/24	75,400,000	75,260,989
		1.75%		07/31/24	1,478,700,000	1,474,433,517
		2.13%		07/31/24	339,940,000	339,057,089
		3.00%		07/31/24	1,152,100,000	1,149,931,077
		0.38%		08/15/24	1,938,200,000	1,926,712,441
		2.38%		08/15/24	825,100,000	822,282,192
		0.38%		09/15/24	192,700,000	190,819,238
		1.50%		09/30/24	81,300,000	80,565,474
		2.13%		09/30/24	165,300,000	164,079,236
		0.63%		10/15/24	110,100,000	108,690,928
		1.50%		10/31/24	123,300,000	121,814,767
		4.38%		10/31/24	570,000,000	568,614,294
(3 mo. US TBILL + 0.14%)	(a)	5.45%	07/01/24	10/31/24	710,200,000	710,430,099
		0.75%		11/15/24	437,800,000	430,854,459
		2.25%		11/15/24	772,400,000	764,630,467
		1.50%		11/30/24	298,700,000	294,610,690
		1.00%		12/15/24	55,100,000	54,103,337
		4.84%		12/26/24	400,000,000	390,877,995
		1.75%		12/31/24	177,300,000	174,390,872
		2.25%		12/31/24	110,300,000	108,886,061
		1.13%		01/15/25	222,900,000	218,637,650
		1.38%		01/31/25	681,200,000	666,854,234
		2.50%		01/31/25	137,600,000	135,656,814
		4.13%		01/31/25	668,782,000	664,971,781
(3 mo. US TBILL + 0.20%)	(a)	5.51%	07/01/24	01/31/25	1,406,955,000	1,407,688,627
		1.13%		02/28/25	177,900,000	173,317,563
		2.75%		02/28/25	395,000,000	388,959,286
		4.63%		02/28/25	55,000,000	54,880,575
		1.75%		03/15/25	100,000,000	97,751,707
		0.38%		04/30/25	389,854,000	374,848,958
		2.88%		04/30/25	350,000,000	343,611,756
		3.88%		04/30/25	240,000,000	237,765,265
(3 mo. US TBILL + 0.17%)	(a)	5.47%	07/01/24	04/30/25	1,691,600,000	1,692,285,635
		2.13%		05/15/25	801,000,000	780,543,804
		2.75%		05/15/25	358,000,000	350,775,704
See financial notes
28
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. US TBILL + 0.13%)	(a)	5.43%	07/01/24	07/31/25	2,831,800,000	2,831,408,203
(3 mo. US TBILL + 0.17%)	(a)	5.48%	07/01/24	10/31/25	1,301,869,000	1,301,601,336
(3 mo. US TBILL + 0.25%)	(a)	5.55%	07/01/24	01/31/26	1,032,300,000	1,033,786,044
Total U.S. Treasury Debt (Cost $22,706,390,164)						22,706,390,164

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 65.3% OF NET ASSETS
U.S. TREASURY REPURCHASE AGREEMENTS 65.3%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	191,084,677	191,000,000
(Collateralized by U.S. Treasury Securities valued at $194,820,035, 0.13% - 4.88%, due 04/30/26 - 02/15/54)
BANCO SANTANDER SA
Issued 06/28/24, repurchase date 07/01/24		5.31%		07/01/24	153,067,702	153,000,000
(Collateralized by U.S. Treasury Securities valued at $156,060,042, 0.75% - 4.50%, due 07/15/28 - 08/15/51)
BARCLAYS BANK PLC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	229,101,523	229,000,000
(Collateralized by U.S. Treasury Securities valued at $233,683,588, 2.25% - 4.25%, due 03/15/27 - 09/30/29)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	31,637,205	31,623,185
(Collateralized by U.S. Treasury Securities valued at $32,269,998, 0.63% - 1.88%, due 07/31/26 - 02/15/41)
Issued 06/13/24, repurchase date 08/01/24		5.33%		07/05/24	2,768,989,933	2,760,000,000
(Collateralized by U.S. Treasury Securities valued at $2,835,623,547, 0.00% - 6.88%, due 07/11/24 - 02/15/54)
BNP PARIBAS SA
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	306,135,660	306,000,000
(Collateralized by U.S. Treasury Securities valued at $312,258,419, 0.13% - 4.75%, due 03/31/25 - 02/15/51)
Issued 05/20/24, repurchase date 07/22/24		5.32%		07/05/24	1,006,797,778	1,000,000,000
(Collateralized by U.S. Treasury Securities valued at $1,029,496,265, 0.13% - 6.50%, due 01/15/25 - 02/15/52)
BOFA SECURITIES INC
Issued 05/14/24, repurchase date 07/01/24		5.33%		07/01/24	503,553,333	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,000,007, 1.50% - 5.25%, due 11/30/28 - 08/15/40)
Issued 05/17/24, repurchase date 07/15/24		5.33%		07/05/24	503,627,361	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,000,078, 2.13% - 6.75%, due 05/15/25 - 08/15/32)
Issued 04/24/24, repurchase date 07/23/24		5.35%		07/05/24	205,172,100	203,000,000
(Collateralized by U.S. Treasury Securities valued at $207,060,007, 2.88% - 4.63%, due 02/15/26 - 05/15/49)
Issued 06/24/24, repurchase date 09/23/24		5.35%		07/05/24	155,253,382	155,000,000
(Collateralized by U.S. Treasury Securities valued at $158,100,040, 3.38% - 4.88%, due 11/30/25 - 08/15/42)
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
29

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	260,115,267	260,000,000
(Collateralized by U.S. Treasury Securities valued at $265,200,057, 0.13% - 4.38%, due 05/15/25 - 08/15/53)
Issued 06/03/24, repurchase date 07/03/24		5.32%		07/03/24	1,004,433,333	1,000,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,000,001, 0.13% - 5.00%, due 12/31/24 - 08/15/53)
Issued 06/13/24, repurchase date 08/01/24		5.32%		07/05/24	1,404,551,556	1,400,000,000
(Collateralized by U.S. Treasury Securities valued at $1,428,000,019, 0.13% - 4.88%, due 12/31/24 - 08/15/53)
Issued 06/27/24, repurchase date 07/12/24		5.32%		07/05/24	200,236,444	200,000,000
(Collateralized by U.S. Treasury Securities valued at $204,000,063, 0.13% - 4.63%, due 11/30/25 - 08/15/53)
Issued 06/28/24, repurchase date 07/19/24		5.32%		07/05/24	1,001,034,444	1,000,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,000,051, 0.13% - 4.63%, due 02/28/25 - 08/15/53)
Issued 06/07/24, repurchase date 07/08/24		5.33%		07/05/24	552,280,056	550,000,000
(Collateralized by U.S. Treasury Securities valued at $561,000,021, 0.13% - 5.00%, due 12/31/24 - 08/15/53)
CITIGROUP GLOBAL MARKETS INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	612,271,320	612,000,000
(Collateralized by U.S. Treasury Securities valued at $624,240,012, 0.88% - 5.25%, due 10/31/28 - 02/15/29)
Issued 06/25/24, repurchase date 07/02/24		5.33%		07/02/24	7,477,741,825	7,470,000,000
(Collateralized by U.S. Treasury Securities valued at $7,619,400,060, 0.13% - 4.75%, due 11/30/25 - 05/15/54)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/24/24, repurchase date 07/01/24		5.32%		07/01/24	750,775,833	750,000,000
(Collateralized by U.S. Treasury Securities valued at $765,791,408, 0.50% - 4.88%, due 02/28/25 - 08/15/31)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	282,125,020	282,000,000
(Collateralized by U.S. Treasury Securities valued at $287,767,555, 0.75% - 3.88%, due 01/15/26 - 01/31/28)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	46,020,393	46,000,000
(Collateralized by U.S. Treasury Securities valued at $46,940,850, 1.25% - 4.50%, due 05/15/27 - 06/30/28)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	76,033,757	76,000,000
(Collateralized by U.S. Treasury Securities valued at $77,520,036, 0.13% - 4.63%, due 07/15/28 - 11/15/52)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/28/24, repurchase date 07/01/24		5.30%		07/01/24	3,801,678,333	3,800,000,000
(Collateralized by U.S. Treasury Securities valued at $3,801,678,359, 2.38% - 2.75%, due 05/15/25 - 05/15/29)
FICC - BANK OF NEW YORK
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,527,676,970	1,527,000,000
(Collateralized by U.S. Treasury Securities valued at $1,557,540,018, 3.75% - 4.00%, due 12/31/28 - 11/15/42)
See financial notes
30
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
GOLDMAN SACHS & CO LLC
Issued 06/25/24, repurchase date 07/02/24		5.33%		07/02/24	5,494,688,739	5,489,000,000
(Collateralized by U.S. Treasury Securities valued at $5,598,780,084, 0.00% - 5.51%, due 08/29/24 - 02/15/54)
Issued 06/26/24, repurchase date 07/03/24		5.33%		07/03/24	550,570,014	550,000,000
(Collateralized by U.S. Treasury Securities valued at $561,000,018, 0.25% - 4.25%, due 03/31/25 - 02/15/45)
JP MORGAN SECURITIES LLC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	358,158,713	358,000,000
(Collateralized by U.S. Treasury Securities valued at $365,160,051, 2.38% - 2.88%, due 04/30/29 - 05/15/29)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	5,347,369,617	5,345,000,000
(Collateralized by U.S. Treasury Securities valued at $5,451,900,047, 0.13% - 5.00%, due 01/15/25 - 05/15/53)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	2,080,922,133	2,080,000,000
(Collateralized by U.S. Treasury Securities valued at $2,121,600,036, 0.00% - 6.75%, due 07/25/24 - 01/31/29)
MUFG SECURITIES AMERICAS INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	444,196,840	444,000,000
(Collateralized by U.S. Treasury Securities valued at $452,880,029, 0.13% - 4.25%, due 01/15/30 - 05/15/52)
Issued 06/12/24, repurchase date 08/01/24		5.35%		08/01/24	503,715,278	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,000,033, 0.38% - 6.25%, due 07/15/25 - 05/15/54)
RBC DOMINION SECURITIES INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	153,067,830	153,000,000
(Collateralized by U.S. Treasury Securities valued at $156,129,248, 0.13% - 6.00%, due 09/30/24 - 02/15/53)
Issued 06/13/24, repurchase date 08/01/24		5.33%		07/05/24	2,508,143,056	2,500,000,000
(Collateralized by U.S. Treasury Securities valued at $2,568,499,556, 0.00% - 6.00%, due 07/11/24 - 02/15/54)
WELLS FARGO BANK NA
Issued 06/25/24, repurchase date 07/02/24		5.33%		07/02/24	1,001,036,389	1,000,000,000
(Collateralized by U.S. Treasury Securities valued at $1,021,057,194, 0.13% - 4.75%, due 01/15/25 - 02/15/54)
						43,420,623,185
Total Repurchase Agreements (Cost $43,420,623,185)						43,420,623,185
Total Investments in Securities (Cost $66,127,013,349)						66,127,013,349

(a)	Variable rate security; rate shown is effective rate at period end.

FICC —	Fixed Income Clearing Corp
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At June 30, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
31

Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$22,706,390,164
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		43,420,623,185
Receivables:
Fund shares sold		408,885,987
Investments sold		255,000,000
Interest		229,788,039
Prepaid expenses	+	744,179
Total assets		67,021,431,554

Liabilities
Payables:
Fund shares redeemed		352,283,133
Distributions to shareholders		120,894,126
Investment adviser and administrator fees		9,439,544
Shareholder service fees		667,383
Accrued expenses	+	1,627,202
Total liabilities		484,911,388
Net assets		$66,536,520,166

Net Assets by Source
Capital received from investors		$66,536,559,134
Total distributable loss	+	(38,968)
Net assets		$66,536,520,166

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$35,164,197,272		35,164,112,959		$1.00
Ultra Shares	$31,372,322,894		31,372,258,354		$1.00

See financial notes
32
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$1,821,576,254

Expenses
Investment adviser and administrator fees		64,331,437
Shareholder service fees:
Investor Shares		26,254,061
Registration fees		2,151,261
Portfolio accounting fees		239,588
Custodian fees		216,708
Shareholder reports		151,311
Professional fees		71,581
Independent trustees’ fees		50,948
Transfer agent fees		674
Other expenses	+	179,685
Total expenses		93,647,254
Expense reduction	–	3,061,756
Net expenses	–	90,585,498
Net investment income		1,730,990,756

REALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(38,968)
Increase in net assets resulting from operations		$1,730,951,788
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
33

Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$1,730,990,756	$2,918,823,719
Net realized gains (losses)	+	(38,968)	486,626
Increase in net assets from operations		$1,730,951,788	$2,919,310,345

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($882,115,029 )	($1,427,985,472 )
Ultra Shares	+	(848,875,727)	(1,491,187,911)
Total distributions		($1,730,990,756 )	($2,919,173,383 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		27,387,417,289	70,703,934,296
Ultra Shares	+	26,351,482,172	75,988,590,865
Total shares sold		53,738,899,461	146,692,525,161
Shares Reinvested
Investor Shares		547,034,892	916,874,688
Ultra Shares	+	578,331,828	1,062,375,331
Total shares reinvested		1,125,366,720	1,979,250,019
Shares Redeemed
Investor Shares		(28,013,704,337)	(51,749,759,603)
Ultra Shares	+	(29,434,749,561)	(60,246,976,220)
Total shares redeemed		(57,448,453,898)	(111,996,735,823)
Net transactions in fund shares		(2,584,187,717)	36,675,039,357

NET ASSETS
Beginning of period		$69,120,746,851	$32,445,570,532
Total increase (decrease)	+	(2,584,226,685)	36,675,176,319
End of period		$66,536,520,166	$69,120,746,851

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
34
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Government Money Fund offers three share classes: Sweep Shares, Investor Shares and Ultra Shares. Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund, each offer two share classes, Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Government Money Fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities, such as: U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and  obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.
The Schwab U.S. Treasury Money Fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government.
The Schwab Treasury Obligations Money Fund seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
35

Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2024, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of  the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
36
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
As of June 30, 2024, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$40,717,573,604
Schwab Treasury Obligations Money Fund	43,420,623,185
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the funds intend to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
37

Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the funds is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors is not required to reimburse the fund for losses, and you should not expect that the sponsors will provide financial support to the funds at any time, including during periods of market stress.
Interest Rate Risk. Interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, a fund’s yield will change over time.  During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when a fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause a fund’s share price or yield to fall.
38
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Certain U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective.  A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.  The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price.  To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.  Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price.  In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. On July 12, 2023, the SEC adopted amendments to the rules that govern money market funds. These amendments may affect the fund’s investment strategies, performance, yield, expenses and operations.
Fund Risk. The funds are not designed to offer capital appreciation.  In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds.  The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables Sweep Shares of the Schwab Government Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of a fund’s shares owned by shareholders holding shares through Schwab.
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
39

Schwab Government Money Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	SHAREHOLDER SERVICING FEE	SWEEP ADMINISTRATION FEE
Schwab Government Money Fund
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab U.S. Treasury Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab Treasury Obligations Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:

Schwab Government Money Fund
Sweep Shares	0.44%
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab U.S. Treasury Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab Treasury Obligations Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2024, the funds had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
40
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Funds
Financial Notes, unaudited (continued)

 5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2024, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab Government Money Fund	$62,213,140,317
Schwab U.S. Treasury Money Fund	70,628,095,842
Schwab Treasury Obligations Money Fund	66,127,013,349
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2024. The tax basis components of distributions paid during the fiscal year ended December 31, 2023, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab Government Money Fund	$2,240,235,949
Schwab U.S. Treasury Money Fund	1,694,949,498
Schwab Treasury Obligations Money Fund	2,919,173,383
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2023, the funds did not incur any interest or penalties.
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
41

Schwab Government Money Funds
Financial Notes, unaudited (continued)

 8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
42
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations,
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
43

Schwab Government Money Funds
that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Funds for so long as the investment adviser serves as the adviser to the Funds, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and
44
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Funds
concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
45

MFR32957-19
00301188

Semiannual Holdings and Financial Statements | June 30, 2024
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

In This Report

Financial Statements and Portfolio Holdings
Schwab Municipal Money Fund	2
Schwab AMT Tax-Free Money Fund	54
Financial Notes	87
Investment Advisory Agreement Approval	95
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	—
Total distributions	(0.02)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.57%[3]	3.05%	0.92%	0.02%	0.35%	1.20%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%[4]	0.34%	0.32%[5,6]	0.11%[6]	0.29%[6,7]	0.34%
Gross operating expenses	0.35%[4]	0.35%	0.35%[5]	0.35%	0.45%	0.48%
Net investment income (loss)	3.12%[4]	3.01%	1.07%	0.01%	0.35%	1.19%
Net assets, end of period (x 1,000,000)	$4,014	$4,003	$2,954	$1,597	$2,041	$2,674

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	—
Total distributions	(0.02)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.64%[3]	3.21%	1.05%	0.02%	0.44%	1.35%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[4]	0.19%	0.19%[5,6]	0.11%[6]	0.19%[6,7]	0.19%
Gross operating expenses	0.20%[4]	0.20%	0.20%[5]	0.20%	0.30%	0.33%
Net investment income (loss)	3.27%[4]	3.14%	1.18%	0.01%	0.45%	1.33%
Net assets, end of period (x 1,000,000)	$12,419	$12,547	$11,582	$6,405	$9,948	$13,010

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 101.6% OF NET ASSETS
ALABAMA 1.1%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.02%		07/05/24	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.02%		07/05/24	10,550,000	10,550,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.02%		07/05/24	1,255,000	1,255,000
Black Belt Energy Gas District
Gas RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		07/05/24	7,490,000	7,490,000
Gas RB Series 2023C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		07/05/24	4,000,000	4,000,000
Gas Supply RB Series 2023B	(b)(c)(d)	3.91%		07/05/24	7,075,000	7,075,000
Energy Southeast Cooperative District
Energy Supply RB Series 2023A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		07/05/24	5,900,000	5,900,000
Huntsville Health Care Auth
CP		3.63%		10/10/24	8,000,000	8,000,000
RB Series 2020B (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.92%		07/05/24	3,820,000	3,820,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(a)	3.93%		07/05/24	36,800,000	36,800,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(a)	3.93%		07/05/24	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	(a)	3.93%		07/05/24	47,440,000	47,440,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	(a)	3.88%		07/05/24	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	(a)	3.93%		07/05/24	15,000,000	15,000,000
Southeast Energy Auth
Commodity Supply RB (Project No 5) Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		07/05/24	4,000,000	4,000,000
Commodity Supply RB (Project No 5) Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		07/05/24	2,500,000	2,500,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
The Southeast Alabama Gas District
Gas Supply Refunding RB Series 2024A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		07/05/24	2,700,000	2,700,000
Gas Supply Refunding RB Series 2024B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		07/05/24	3,120,000	3,120,000
						184,825,000
ALASKA 0.6%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.88%		07/05/24	1,970,000	1,970,000
Valdez
Refunding RB (Exxon Pipeline) Series 1993A	(a)	4.75%		07/01/24	40,820,000	40,820,000
Refunding RB (ExxonMobil) Series 1993B	(a)	4.75%		07/01/24	28,515,000	28,515,000
Terminal Refunding RB (Exxon) Series 1993C	(a)	4.75%		07/01/24	19,085,000	19,085,000
						90,390,000
ARIZONA 0.7%
Arizona Health Facilities Auth
RB (Dignity Health) Series 2012A (GTY: MIZUHO BANK LTD)	(b)(c)(d)	4.08%		07/05/24	28,575,000	28,575,000
Maricopa Cnty IDA
Hopsital Refunding RB (HonorHealth) Series 2024B (LOC: JPMORGAN CHASE BANK NA)	(a)	4.82%		07/01/24	28,500,000	28,500,000
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	10,500,000	10,500,000
Hospital RB (HonorHealth) Series 2024C (LOC: ROYAL BANK OF CANADA)	(a)	3.85%		07/05/24	20,000,000	20,000,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	(a)	4.00%		07/05/24	6,750,000	6,750,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023B (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.93%		07/05/24	19,395,000	19,395,000
						113,720,000
CALIFORNIA 5.1%
California
GO Refunding Bonds		5.00%		08/01/24	13,480,000	13,493,331
California Health Facilities Financing Auth
CP (Stanford Health Care) Series 2008B2-1		3.70%		12/03/24	30,000,000	30,000,000
RB (Cedars-Sanai Medical Center) Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.92%		07/05/24	2,665,000	2,665,000
RB (Kaiser Permanente) Series 2006E		3.60%		10/10/24	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2006E		3.63%		10/16/24	33,320,000	33,320,000
California Infrastructure & Economic Development Bank
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		3.95%		01/30/25	45,000,000	45,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		3.60%		10/09/24	17,775,000	17,775,000
RB (Kaiser Permanente) Series 2004K		3.60%		10/17/24	32,600,000	32,600,000
RB (Kaiser Permanente) Series 2006D		3.63%		10/16/24	38,500,000	38,500,000
RB (Kaiser Permanente) Series 2008B		3.60%		10/10/24	6,000,000	6,000,000
RB (Kaiser Permanente) Series 2009B4		3.58%		10/16/24	20,000,000	19,995,566
RB (Kaiser Permanente) Series 2009B6		3.75%		08/06/24	25,000,000	25,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.89%		07/05/24	57,715,000	57,715,000
Los Angeles
TRAN 2024	(e)	5.00%		06/26/25	138,000,000	140,034,120
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax RB Series 2017A		5.00%		07/01/24	1,475,000	1,475,000
Sr Sales Tax RB Series 2021A		5.00%		07/01/24	2,355,000	2,355,000
Los Angeles Dept of Airports
Sub RB Series 2017A, 2018C, 2019F, 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.93%		07/05/24	465,000	465,000
Los Angeles Dept of Water & Power
Power System RB Series 2016B		5.00%		07/01/24	200,000	200,000
Power System RB Series 2019B		5.00%		07/01/24	1,640,000	1,640,000
Power System RB Series 2022E		5.00%		07/01/24	1,520,000	1,520,000
Power System RB Series 2023A		5.00%		07/01/24	250,000	250,000
Los Angeles USD
GO Bonds Series 2022QRR		5.00%		07/01/24	6,965,000	6,965,000
GO Bonds Series 2023QRR		5.00%		07/01/24	4,200,000	4,200,000
GO Refunding Bonds Series 2014C		5.00%		07/01/24	1,065,000	1,065,000
GO Refunding Bonds Series 2016A		5.00%		07/01/24	1,030,000	1,030,000
GO Refunding Bonds Series 2019A		5.00%		07/01/24	1,880,000	1,880,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.97%		07/05/24	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.95%		07/05/24	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.97%		07/05/24	700,000	700,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.95%		07/05/24	9,000,000	9,000,000
Riverside Cnty
Teeter Plan Obligation Notes Series 2023A		3.88%		10/18/24	1,550,000	1,549,935
San Diego Public Facilities Financing Auth
Sub Water Refunding RB Series 2016B		5.00%		08/01/24	5,470,000	5,475,249
San Diego USD
GO Bonds Series 2022 F2		5.00%		07/01/24	10,695,000	10,695,000
GO Bonds Series 2022O2		5.00%		07/01/24	400,000	400,000
GO Refunding Bonds Series 2005E2		5.50%		07/01/24	2,555,000	2,555,000
ULT GO Refunding Bonds Series 1998C2		5.50%		07/01/24	2,595,000	2,595,000
San Francisco Airport Commission
RB 2nd Series 2014A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/05/24	5,625,000	5,625,000
RB 2nd Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/05/24	13,465,000	13,465,000
RB 2nd Series 2017B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.93%		07/05/24	16,485,000	16,485,000
RB 2nd Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.82%		07/01/24	1,000,000	1,000,000
RB 2nd Series 2019A&E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/05/24	400,000	400,000
RB 2nd Series 2019A, 2019E, 2018D, 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/05/24	57,025,000	57,025,000
RB 2nd Series 2019E, 2019A, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/05/24	28,985,000	28,985,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB 2nd Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/05/24	4,225,000	4,225,000
RB 2nd Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.93%		07/05/24	3,750,000	3,750,000
Refunding RB 2nd Series 2023C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/05/24	2,000,000	2,000,000
Sub CP Notes A-2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.85%		08/27/24	23,500,000	23,500,000
San Francisco Bay Area Rapid Transit District
Sales Tax RB Series 2015A		5.00%		07/01/24	1,055,000	1,055,000
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		3.70%		07/09/24	30,000,000	30,000,000
Wastewater CP Notes Series A2 (LOC: BANK OF AMERICA NA)		3.75%		08/01/24	50,000,000	50,000,000
Santa Clara Valley Water District
CP Series A (LOC: MUFG BANK LTD)		3.63%		09/05/24	24,000,000	24,000,000
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2019A		5.00%		07/01/24	1,220,000	1,220,000
Univ of California
CP Notes Series 2009A		3.80%		08/07/24	5,000,000	5,000,000
CP Notes Series 2009A		3.80%		08/15/24	13,000,000	13,000,000
						831,848,201
COLORADO 1.5%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	(a)	3.95%		07/05/24	24,500,000	24,500,000
Colorado
COP Series 2021S (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	4,540,000	4,540,000
Colorado Health Facilities Auth
Hospital RB (Advent Health) Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	1,000,000	1,000,000
Hospital RB (Advent Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	3,905,000	3,905,000
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	68,930,000	68,930,000
RB (Intermountain Healthcare) Series 2022A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	1,200,000	1,200,000
RB (Intermountain Healthcare) Series 2024C	(a)	3.88%		07/05/24	30,000,000	30,000,000
RB (Intermountain Healthcare) Series 2024D	(a)	4.85%		07/01/24	5,000,000	5,000,000
RB (Intermountain Healthcare) Series 2024E (LIQ: TD BANK NA)	(a)	4.95%		07/01/24	3,000,000	3,000,000
RB (SCL Health System) Series 2016D	(a)	3.78%		07/05/24	4,200,000	4,200,000
Colorado Housing & Finance Auth
M/F Housing RB (Terrace Park Apartments) Series 2007 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	4.13%		07/05/24	10,575,000	10,575,000
S/F Mortgage Class I Bonds Series 2017E (LIQ: BANK OF AMERICA NA)	(a)	3.82%		07/05/24	11,000,000	11,000,000
Denver
Airport System RB Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.06%		07/05/24	13,540,000	13,540,000
Airport System Sub RB Series 2018A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.96%		07/05/24	10,760,000	10,760,000
Dedicated Tax RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.94%		07/05/24	4,205,000	4,205,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Denver SD #1
GO Bonds Series 2022A		5.00%		12/01/24	150,000	150,805
GO Bonds Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	1,500,000	1,500,000
ULT GO Refunding Bonds Series 2016		5.00%		12/01/24	225,000	226,079
Univ of Colorado Hospital Auth
RB Series 2019A	(a)	3.80%		07/05/24	7,200,000	7,200,000
Refunding RB Series 2017B-1	(a)	3.90%		07/05/24	40,845,000	40,845,000
Refunding RB Series 2017B-2	(a)	3.85%	07/03/24	07/05/24	7,830,000	7,830,000
						254,106,884
CONNECTICUT 0.1%
Connecticut Development Auth
Refunding RB (Bradley Airport Hotel) Series 2006A (LOC: TD BANK NA)	(a)	3.98%		07/05/24	100,000	100,000
Connecticut HFA
Housing Mortgage Finance Bonds Series 2018C4 (LIQ: TD BANK NA)	(a)	3.92%		07/05/24	4,000,000	4,000,000
Housing Mortgage Finance Bonds Series 2022A-3 (LIQ: TD BANK NA)	(a)	3.88%		07/05/24	13,740,000	13,740,000
						17,840,000
DELAWARE 0.1%
Delaware Health Facilities Auth
Refunding RB (Christiana Care Health Services) Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.92%		07/05/24	12,550,000	12,550,000
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	(a)	4.00%		07/05/24	5,185,000	5,185,000
						17,735,000
DISTRICT OF COLUMBIA 1.0%
District of Columbia
GO Bonds Series 2016D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/05/24	8,910,000	8,910,000
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	42,000,000	42,000,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	17,805,000	17,805,000
Income Tax Secured RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	895,000	895,000
District of Columbia HFA
M/F Housing RB (Pentacle Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.92%		07/05/24	8,170,000	8,170,000
District of Columbia Water & Sewer Auth
Extendible CP Series A		3.72%	07/10/24	03/03/25	15,000,000	15,000,000
Public Utility Sr Lien RB Series 2018B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	1,335,000	1,335,000
Public Utility Sub Lien RB Series 2014B2 (LIQ: TD BANK NA)	(a)	3.93%		07/05/24	3,000,000	3,000,000
Public Utility Sub Lien RB Series 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	3,760,000	3,760,000
Metropolitan Washington Airports Auth
Airport System RB Series 2010D (LOC: TD BANK NA)	(a)	3.90%		07/05/24	630,000	630,000
Airport System Refunding RB Series 2011A3 (LOC: TD BANK NA)	(a)	3.95%		07/05/24	4,600,000	4,600,000
Airport System Refunding RB Series 2014A		5.00%		10/01/24	1,130,000	1,132,960
Airport System Refunding RB Series 2015A (LIQ: CITIBANK NA)	(b)(c)(d)	4.03%		07/05/24	30,500,000	30,500,000
Airport System Refunding RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.94%		07/05/24	7,725,000	7,725,000
Airport System Refunding RB Series 2019A (LIQ: CITIBANK NA)	(b)(c)(d)	3.92%		07/05/24	5,500,000	5,500,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Airport System Refunding RB Series 2019B		5.00%		10/01/24	250,000	250,698
Airport System Refunding RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.90%		07/01/24	9,510,000	9,510,000
Airport System Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.93%		07/05/24	10,285,000	10,285,000
						171,008,658
FLORIDA 3.5%
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	(a)	3.96%		07/05/24	8,770,000	8,769,924
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/05/24	4,595,000	4,595,000
Broward Cnty
Airport Facility RB (Embraer Aircraft Holding) Series 2007A (LOC: CITIBANK NA)	(a)	3.90%		07/05/24	11,500,000	11,500,000
Airport System RB Series 2019A 2017 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.95%		07/05/24	5,310,000	5,310,000
Broward Cnty HFA
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	(a)	4.00%		07/05/24	1,100,000	1,100,000
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		3.67%		08/01/24	35,000,000	35,000,000
Collier Cnty IDA
IDRB (Allete) Series 2006 (LOC: WELLS FARGO BANK NA)	(a)	3.91%		07/05/24	27,800,000	27,800,000
Florida
Bridge Construction Bonds Series 2018B		5.00%		07/01/24	100,000	100,000
Bridge Refunding RB Series 2019A		5.00%		07/01/24	625,000	625,000
Capital Outlay Refunding Bonds Series 2017A		5.00%		01/01/25	200,000	201,510
Refunding Bonds Series 2015A		5.00%		07/01/24	5,625,000	5,625,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.84%		07/05/24	6,880,000	6,880,000
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(a)	3.93%		07/05/24	2,020,000	2,020,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	(a)	3.97%		07/05/24	2,895,000	2,895,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.93%		07/05/24	6,900,000	6,900,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.93%		07/05/24	4,600,000	4,600,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	(a)	3.97%		07/05/24	2,850,000	2,850,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.84%		07/05/24	4,990,000	4,990,000
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.91%		07/05/24	10,510,000	10,510,000
M/F Mortgage Refunding RB (Grand Reserve at Maitland Park) Series 2004M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.91%		07/05/24	3,700,000	3,700,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		3.80%		07/03/24	28,105,000	28,105,000
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		3.67%		08/02/24	2,400,000	2,400,000
Greater Orlando Aviation Auth
Sub Airport Facilities RB Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.94%		07/05/24	1,875,000	1,875,000
Sub Airport Facilities RB Series 2017A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.96%		07/05/24	1,875,000	1,875,000
Halifax Hospital Medical Center
Hospital Refunding RB Series 2008 (LOC: JPMORGAN CHASE BANK NA)	(a)	3.98%		07/05/24	23,025,000	23,025,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.93%		07/05/24	17,365,000	17,365,000
M/F Housing RB (Royal Palm Key Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/05/24	6,280,000	6,280,000
Hillsborough Cnty IDA
RB (Baycare Health System) Series 2020C (LOC: TD BANK NA)	(a)	3.90%		07/05/24	3,215,000	3,215,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		3.70%		07/01/24	29,300,000	29,300,000
Health Care Refunding RB (Baptist Health) Series 2019B	(a)	3.85%		07/05/24	33,085,000	33,085,000
Health Care Refunding RB (Baptist Health) Series 2019D	(a)	3.88%		07/05/24	16,625,000	16,625,000
Health Care Refunding RB (Baptist Health) Series 2019E	(a)	3.88%		07/05/24	35,095,000	35,095,000
Lee Cnty
Airport RB Series 2021B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.94%		07/05/24	2,440,000	2,440,000
Manatee Cnty
Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.93%		07/05/24	7,915,000	7,915,000
Miami
Special Obligation RB Series 2023A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.93%		07/05/24	16,615,000	16,615,000
Miami Dade Cnty Aviation
CP Notes Series 2021 (LOC: BANK OF AMERICA NA)		3.70%		08/05/24	20,000,000	20,000,000
Miami-Dade Cnty
GO Bonds Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	7,645,000	7,645,000
Seaport CP Notes Series B1 (LOC: BANK OF AMERICA NA)		3.75%		07/17/24	42,800,000	42,800,000
Seaport CP Notes Series B1 (LOC: BANK OF AMERICA NA)		3.79%		07/17/24	30,000,000	30,000,000
Transit System Sales Surtax RB Series 2020A & 2018 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	5,835,000	5,835,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	32,830,000	32,830,000
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare) Series 2008E (LOC: TD BANK NA)	(a)	3.90%		07/05/24	6,515,000	6,515,000
Orange Cnty HFA
M/F Housing RB (Lakeside Pointe Apts) Series 2005B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.14%		07/05/24	4,895,000	4,895,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.14%		07/05/24	9,365,000	9,365,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: TRUIST BANK)	(a)	4.00%		07/05/24	6,680,000	6,680,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: TRUIST BANK)	(a)	4.00%		07/05/24	7,230,000	7,230,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.14%		07/05/24	9,655,000	9,655,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.14%		07/05/24	6,500,000	6,500,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.24%		07/05/24	6,110,000	6,110,000
Orlando Utilities Commission
Utility System RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	4,000,000	4,000,000
Utility System Refunding RB Series 2013A		5.00%		10/01/24	615,000	616,717
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	(a)	4.40%		07/05/24	2,510,000	2,510,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO BANK NA)	(a)	3.94%		07/05/24	760,000	760,000
South Broward Hospital District
Hospital RB Series 2016A & 2018 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	1,195,000	1,195,000
						576,328,151
GEORGIA 3.6%
Atlanta
General Airport RB Series 2019B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.96%		07/05/24	3,520,000	3,520,000
Water & Wastewater CP Series 2021 (LOC: WELLS FARGO BANK NA)		3.82%		07/10/24	52,000,000	52,000,000
Atlanta Hartsfield-Jackson Airport
Airport CP Notes Series M2 (LOC: BANK OF AMERICA NA)		3.70%		07/02/24	11,371,000	11,371,000
Airport CP Notes Series M2 (LOC: BANK OF AMERICA NA)		3.73%		07/02/24	39,491,000	39,491,000
Airport CP Notes Series M2 (LOC: BANK OF AMERICA NA)		3.80%		07/02/24	30,573,000	30,573,000
Airport CP Notes Series N2 (LOC: PNC BANK NA)		3.70%		07/02/24	28,744,000	28,744,000
Airport CP Notes Series N2 (LOC: PNC BANK NA)		3.75%		07/02/24	161,959,000	161,959,000
Airport CP Notes Series N2 (LOC: PNC BANK NA)		3.90%		07/02/24	34,015,000	34,015,000
Airport CP Notes Series O2 (LOC: JPMORGAN CHASE BANK NA)		3.75%		07/02/24	119,071,000	119,071,000
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	18,805,000	18,805,000
Cobb Cnty SD
Construction Notes Series 2024		4.00%		12/16/24	25,000,000	25,083,613
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B	(a)	4.00%		07/05/24	9,350,000	9,350,000
Georgia Municipal Electric Auth
General Resolution BAN Series B (LOC: PNC BANK NA)		3.65%		08/21/24	3,500,000	3,500,000
Project One BAN Series B (LOC: TD BANK NA)		3.65%		08/21/24	6,000,000	6,000,000
Main St Natural Gas Inc
Gas Supply RB Series 2023E2 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.82%		07/01/24	3,750,000	3,750,000
Main Street Natural Gas Inc
Gas Supply RB Series 2023D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	2,700,000	2,700,000
Gas Supply RB Series 2023E1	(b)(c)(d)	3.91%		07/05/24	2,110,000	2,110,000
Gas Supply RB Series 2024A	(b)(c)(d)	3.91%		07/05/24	5,000,000	5,000,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.01%		07/05/24	14,300,000	14,300,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: TRUIST BANK)	(a)	4.04%		07/05/24	12,750,000	12,750,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	(a)	4.08%		07/05/24	1,120,000	1,120,000
						585,212,613
IDAHO 0.1%
Cassia Cnty IDC
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	(a)	4.00%		07/05/24	900,000	900,000
Suntado LLC
Solid Waste Disposal RB Series 2024 (LOC: BMO BANK NA)	(a)	3.93%		07/05/24	21,000,000	21,000,000
						21,900,000
ILLINOIS 2.7%
Chicago
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO BANK NA)	(a)	5.35%		07/05/24	3,717,000	3,717,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO BANK NA)	(a)	3.94%		07/05/24	980,000	980,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO BANK NA)	(a)	3.96%		07/05/24	7,220,000	7,220,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: PNC BANK NA)	(a)	3.91%		07/05/24	30,100,000	30,100,000
OHare General Airport Sr Lien RB Series 2022A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.94%		07/05/24	2,810,000	2,810,000
OHare General Airport Sr Lien RB Series 2022A & 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.95%		07/05/24	5,620,000	5,620,000
OHare General Airport Sr Lien Refunding RB Series 2018A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.92%		07/05/24	22,480,000	22,480,000
Chicago Transit Auth
2nd Lien Sales Tax RB Series 2017 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	3,660,000	3,660,000
Illinois Finance Auth
Adjustable Rate Demand RB (St Ignatius College Prep)Series 2024 (LOC: PNC BANK NA)	(a)	3.86%		07/05/24	12,500,000	12,500,000
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		3.73%		08/05/24	14,000,000	14,000,000
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.05%		07/05/24	105,280,000	105,280,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	(a)	4.00%		07/05/24	4,940,000	4,940,000
RB (Mercy Health) Series 2016 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	5,000,000	5,000,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO BANK NA)	(a)	4.06%		07/05/24	9,500,000	9,500,000
RB (Northshore Edward Elmhurst Health) Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	9,390,000	9,390,000
RB (The Carle Foundation) Series 2021C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.98%		07/05/24	20,000,000	20,000,000
RB (Uhlich Children’s Advantage Network) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.90%		07/05/24	2,180,000	2,180,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	23,200,000	23,200,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Univ of Chicago Medical Center) Series 2022A & 2016B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	12,000,000	12,000,000
RB (Univ of Chicago) Series 2015A (ESCROW) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	2,340,000	2,340,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.95%		07/01/24	2,850,000	2,850,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO BANK NA)	(a)	3.90%		07/05/24	5,700,000	5,700,000
Refunding RB (Northwestern Memorial Health) Series 2021E	(a)	3.85%		07/05/24	14,300,000	14,300,000
Refunding RB (OSF Healthcare System) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(a)	4.70%		07/01/24	600,000	600,000
Refunding RB (OSF Healthcare System) Series 2018C (LOC: PNC BANK NA)	(a)	4.85%		07/01/24	14,220,000	14,220,000
Variable Rate Demand RB Series 2010B (LOC: TD BANK NA)	(a)	4.90%		07/01/24	3,065,000	3,065,000
Illinois Housing Development Auth
M/F Housing RB (Foxview I & II Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.05%		07/05/24	26,000,000	26,000,000
RB Series 2023P (LIQ: TD BANK NA)	(a)	3.95%		07/05/24	6,000,000	6,000,000
Illinois Hsg Dev Auth 2016
M/F RB Series 2023C (LIQ: BANK OF MONTREAL)	(a)	3.90%		07/05/24	500,000	500,000
Illinois Hsg Development Auth March 2016 S/F
RB Series 2022E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.93%		07/05/24	11,405,000	11,405,000
Illinois Regional Transportation Auth
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.93%		07/05/24	9,000,000	9,000,000
Illinois Toll Highway Auth
Sr RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.94%		07/05/24	2,615,000	2,615,000
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.92%		07/05/24	27,000,000	27,000,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.04%		07/05/24	1,600,000	1,600,000
Will Cnty
RB (ExxonMobil) Series 2001	(a)	4.84%		07/01/24	19,585,000	19,585,000
						441,357,000
INDIANA 1.2%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	(a)	4.12%		07/05/24	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	(a)	4.12%		07/05/24	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	(a)	4.12%		07/05/24	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	(a)	4.12%		07/05/24	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	(a)	4.12%		07/05/24	20,000,000	20,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	(a)	3.92%		07/05/24	4,000,000	4,000,000
Environmental Refunding RB (Duke Energy Indiana) Series 2009A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	4.95%		07/01/24	12,265,000	12,265,000
Health Facilities RB (Baptist Healthcare) Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	7,990,000	7,990,000
Health System RB (Franciscan Alliance) Series 2016A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	2,720,000	2,720,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hospital RB (Parkview Health System) Series 2009D (LOC: TD BANK NA)	(a)	4.95%		07/01/24	34,420,000	34,420,000
RB (Ascension Health) Series 2008E7	(a)	3.95%		07/05/24	36,675,000	36,675,000
Refunding RB (Trinity Health) Series 2008D1	(a)	3.93%		07/05/24	19,465,000	19,465,000
Refunding RB (Trinity Health) Series 2008D2		3.75%		12/05/24	14,670,000	14,670,000
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2005A2	(a)	3.82%		07/05/24	4,000,000	4,000,000
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2017B3 (LIQ: TD BANK NA)	(a)	4.95%		07/01/24	4,600,000	4,600,000
S/F Mortgage RB Series 2017C3 (LIQ: TD BANK NA)	(a)	4.95%		07/01/24	1,100,000	1,100,000
						201,905,000
IOWA 2.1%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B1 (LOC: TD BANK NA)	(a)	4.95%		07/01/24	28,505,000	28,505,000
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: TD BANK NA)	(a)	4.95%		07/01/24	7,705,000	7,705,000
Midwestern Disaster Area RB (Cargill) Series 2009A	(a)	3.91%		07/05/24	37,000,000	37,000,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(a)	3.92%		07/05/24	65,947,000	65,947,000
Midwestern Disaster Area RB (Cargill) Series 2012	(a)	3.92%		07/05/24	31,500,000	31,500,000
Midwestern Disaster Area RB (Cargill) Series 2012A	(a)	3.92%		07/05/24	73,200,000	73,200,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(a)	4.00%		07/05/24	5,940,000	5,940,000
RB (UnityPoint Health) Series 2018F (LOC: JPMORGAN CHASE BANK NA)	(a)	4.85%		07/01/24	30,310,000	30,310,000
Sewage and Solid Waste Disposal RB (Cargill) Series 2021	(a)	3.93%		07/05/24	61,000,000	61,000,000
						341,107,000
KANSAS 0.7%
Edward Cnty Solid Waste
Solid Waste Disposal RB Series 2024A (LOC: FARM CREDIT BANK OF TEXAS)	(a)	4.00%		07/05/24	50,000,000	50,000,000
Hamilton Cnty
Solid Waste Disposal RB (RC Geven Farms LLC) Series 2024A (LOC: COBANK ACB)	(a)	4.00%		07/05/24	9,850,000	9,850,000
Meade Cnty
Solid Waste Disposal RB (High Plains Ponderosa Dairy) Series 2021 (LOC: AGRIBANK FCB)	(a)	4.00%		07/05/24	7,000,000	7,000,000
Meade Cnty Solid Waste Disposal
Solid Waste Disposal RB (High Plains Ponderosa Dairy) Series 2023 (LOC: AGRIBANK FCB)	(a)	4.00%		07/05/24	15,000,000	15,000,000
Wichita
Industrial RB (Cargill) Series VII-A 2018	(a)	3.93%		07/05/24	25,800,000	25,800,000
						107,650,000
KENTUCKY 1.5%
Boone Cnty
Pollution Control Refunding RB (Duke Energy) Series 2010 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	4.00%		07/05/24	20,480,000	20,480,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hancock Cnty
Solid Waste Disposal Facilities RB (NSA Ltd) Series 1998 (LOC: WELLS FARGO BANK NA)	(a)	4.01%		07/05/24	7,815,000	7,815,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	(a)	3.84%		07/05/24	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	(a)	3.84%		07/05/24	4,500,000	4,500,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety) Series 2001A	(a)	4.00%		07/05/24	4,400,000	4,400,000
Louisville & Jefferson Cnty Metro Government
Health System RB (Norton Healthcare) Series 2011A (LOC: PNC BANK NA)	(a)	3.85%		07/05/24	400,000	400,000
Health System RB (Norton Healthcare) Series 2023C (LOC: TRUIST BANK)	(a)	4.90%		07/01/24	55,670,000	55,670,000
Health System RB (Norton Healthcare) Series 2023D (LOC: TRUIST BANK)	(a)	4.90%		07/01/24	53,065,000	53,065,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2023C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.91%		07/05/24	3,500,000	3,500,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.77%		07/03/24	80,000,000	80,000,000
Public Energy Auth of Kentucky
Gas Supply RB Series 2024A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		07/05/24	4,855,000	4,855,000
						240,185,000
LOUISIANA 1.8%
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)	(a)	4.20%	07/03/24	07/05/24	5,100,000	5,100,000
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A	(a)	4.77%		07/01/24	97,950,000	97,950,000
RB (ExxonMobil) Series 2010B	(a)	4.77%		07/01/24	69,925,000	69,925,000
Louisiana HFA
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.02%		07/05/24	6,400,000	6,400,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.00%		07/05/24	3,080,000	3,080,000
Louisiana Public Facilities Auth
Hospital RB (Louisiana Children’s Medical Center) Series 2017A (LOC: UBS AG)	(a)	3.83%		07/05/24	32,700,000	32,700,000
Hospital RB (Louisiana Children’s Medical Center) Series 2017B (LOC: UBS AG)	(a)	3.88%		07/05/24	21,500,000	21,500,000
RB (Chevron Inc) Series 2024	(a)	4.80%		07/01/24	28,000,000	28,000,000
Refunding RB (Christus Health) Series 2009B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.85%		07/05/24	2,300,000	2,300,000
Refunding RB (Christus Health) Series 2009B2 (LOC: TD BANK NA)	(a)	4.15%		07/05/24	10,120,000	10,120,000
Refunding RB (Christus Health) Series 2009B3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.90%		07/05/24	3,000,000	3,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984A (LOC: WELLS FARGO BANK NA)		4.00%		03/15/25	5,000,000	5,000,000
St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.00%		07/05/24	2,540,000	2,540,000
						287,615,000
MAINE 0.6%
Maine State Housing Auth
Mortgage Purchase Bonds Series 2015E3 (LIQ: BANK OF AMERICA NA)	(a)	3.92%		07/05/24	29,000,000	29,000,000
Mortgage Purchase Bonds Series 2022C (LIQ: UBS AG)	(a)	4.02%		07/05/24	69,765,000	69,765,000
						98,765,000
MARYLAND 0.6%
Maryland Community Development Administration
M/F Development RB (Park View at Catonsville) Series 2007B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.99%		07/05/24	2,300,000	2,300,000
M/F Housing Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		07/05/24	5,725,000	5,725,000
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		07/05/24	7,200,000	7,200,000
Maryland Health & Higher Educational Facilities Auth
RB Series 1985B (LOC: TD BANK NA)	(a)	3.90%		07/05/24	17,800,000	17,800,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NA)	(a)	3.91%		07/05/24	5,525,000	5,525,000
Montgomery Cnty
RB (Trinity Health) Series 2013MD		3.70%		09/03/24	28,940,000	28,940,000
Montgomery Cnty Housing Opportunities Commission
M/F Housing RB Series 2023A (LOC: TD BANK NA)	(a)	4.95%		07/01/24	1,065,000	1,065,000
Washington Suburban Sanitary District
GO BAN Series A (LIQ: TD BANK NA)	(a)	4.90%		07/01/24	27,750,000	27,750,000
GO BAN Series B (LIQ: TD BANK NA)	(a)	4.88%		07/01/24	6,000,000	6,000,000
						102,305,000
MASSACHUSETTS 1.5%
Massachusetts
GO Bonds Series 2014C		5.00%		08/01/24	280,000	280,273
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	22,540,000	22,540,000
GO Bonds Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		07/05/24	4,000,000	4,000,000
GO Bonds Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.77%		07/01/24	2,500,000	2,500,000
GO Bonds Series 2023D (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.93%		07/05/24	8,075,000	8,075,000
GO Refunding Bonds Series 2016A		5.00%		07/01/24	645,000	645,000
GO Refunding Bonds Series 2016B		5.00%		07/01/24	4,260,000	4,260,000
GO Refunding Bonds Series 2016C		5.00%		10/01/24	150,000	150,490
GO Refunding Bonds Series 2017D		5.00%		07/01/24	855,000	855,000
GO Refunding Bonds Series 2017E		5.00%		11/01/24	465,000	466,950
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds Series 2018B		5.00%		07/01/24	660,000	660,000
GO Refunding Bonds Series 2019A		5.00%		07/01/24	830,000	830,000
RB (Rail Enhancement) Series 2022A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.93%		07/05/24	17,000,000	17,000,000
Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: TD BANK NA)		3.75%		07/10/24	25,000,000	25,000,000
Sales Tax CP Series D (LIQ: BARCLAYS BANK PLC)		3.72%		07/09/24	12,300,000	12,300,000
Sr Sales Tax Bonds Series 2005A		5.00%		07/01/24	385,000	385,000
Sr Sales Tax Bonds Series 2005B		5.50%		07/01/24	385,000	385,000
Sr Sales Tax RB Series 2004C		5.50%		07/01/24	995,000	995,000
Sr Sales Tax RB Series 2015B		5.00%		07/01/24	500,000	500,000
Massachusetts Dept of Transportation
Highway System Sub Refunding RB Series 2022A1 (LIQ: TD BANK NA)	(a)	3.75%		07/05/24	31,200,000	31,200,000
Metropolitan Highway System Sr RB Series 2010A2 (LOC: TD BANK NA)	(a)	3.75%		07/05/24	670,000	670,000
Metropolitan Highway System Sub Refunding RB (Commonwealth Contract Assistance) Series 2022A2 (LIQ: US BANK NATIONAL ASSOCIATION)	(a)	3.76%		07/05/24	26,025,000	26,025,000
Massachusetts Development Finance Agency
RB (Chelsea Jewish Lifecare) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	4.00%		07/05/24	47,000,000	47,000,000
RB (Children’s Hospital Issue) Series V 2024 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	4.99%		07/01/24	15,000,000	15,000,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.00%		07/05/24	2,345,000	2,345,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.00%		07/05/24	11,560,000	11,560,000
RB (College of the Holy Cross) Series 2002 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		07/05/24	5,050,000	5,050,000
RB (Partners HealthCare) Series T2 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	3,600,000	3,600,000
Massachusetts HFA
Housing RB Series 2016I (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.95%		07/01/24	1,500,000	1,500,000
Housing RB Series 2018B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.80%		07/01/24	4,400,000	4,400,000
Massachusetts Port Auth
RB Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.95%		07/01/24	1,235,000	1,235,000
RB Series 2021E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,810,000	2,810,000
						254,222,713
MICHIGAN 2.1%
Grand Traverse Hospital Finance Auth
Refunding RB (Munson Healthcare) Series 2019C (LOC: PNC BANK NA)	(a)	4.90%		07/01/24	5,400,000	5,400,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI2 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	7,775,000	7,775,000
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	28,700,000	28,700,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: UBS AG)	(b)(c)(d)	3.91%		07/05/24	2,600,000	2,600,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.95%		07/01/24	3,135,000	3,135,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	15,330,000	15,330,000
Hospital Refunding RB (Trinity Health) Series 2017MIA & MI2022A & MI2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	4,405,000	4,405,000
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.90%		07/05/24	15,690,000	15,690,000
Rental Housing RB Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.90%		07/05/24	16,420,000	16,420,000
Rental Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.84%		07/05/24	5,870,000	5,870,000
Rental Housing RB Series 2016E (LIQ: UBS AG)	(a)	3.87%		07/05/24	10,905,000	10,905,000
Rental Housing RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	7,500,000	7,500,000
S/F Mortgage RB Series 2006C (LIQ: TD BANK NA)	(a)	3.97%		07/05/24	2,070,000	2,070,000
S/F Mortgage RB Series 2007B (LIQ: TD BANK NA)	(a)	4.00%		07/05/24	47,520,000	47,520,000
S/F Mortgage RB Series 2007F (LIQ: TD BANK NA)	(a)	4.00%		07/05/24	12,375,000	12,375,000
S/F Mortgage RB Series 2022B (LOC: BARCLAYS BANK PLC)	(a)	3.85%		07/05/24	465,000	465,000
S/F Mortgage RB Series 2022D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	7,215,000	7,215,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF NOVA SCOTIA)	(a)	3.92%		07/05/24	40,335,000	40,335,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	(a)	3.92%		07/05/24	10,000,000	10,000,000
LT GO Bonds (Greenville Venture Partners) Series 2018 (LOC: BMO BANK NA)	(a)	4.00%		07/05/24	5,250,000	5,250,000
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: BMO BANK NA)	(a)	3.93%		07/05/24	31,045,000	31,045,000
Univ of Michigan
CP Notes Series L1		3.50%		07/02/24	21,815,000	21,815,000
Extendible CP Notes Series L2		3.67%	07/22/24	03/14/25	19,005,000	19,005,000
General RB Series 2009B		3.68%		08/07/24	18,250,000	18,250,000
						339,075,000
MINNESOTA 1.4%
East Grand Forks
Solid Waste Disposal RB (American Crystal Sugar) Series 2019 (LOC: COBANK ACB)	(a)	4.00%		07/05/24	8,000,000	8,000,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.96%		07/05/24	5,705,000	5,705,000
Grant Cnty
IDRB (Riverview) Series 2020 (LOC: AGRIBANK FCB)	(a)	4.00%		07/05/24	20,000,000	20,000,000
Hennepin Cnty
GO CP Certificates Series A		3.58%		09/12/24	19,600,000	19,600,000
Minnesota
GO Bonds Series 2021A (LIQ: CITIBANK NA)	(b)(c)(d)	3.90%		07/05/24	3,400,000	3,400,000
Minnesota Agri & Eco Dev Brd
Solid Waste Disposal RB (Spectro Alloys) Series 2024 (LOC: BMO BANK NA)	(a)	4.00%		07/05/24	10,755,000	10,755,000
Moorehead
Refunding RBs (American Crystal Sugar Comp) Series 2020 (LOC: COBANK ACB)	(a)	3.93%		07/05/24	7,500,000	7,500,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Norman Cnty
Solid Waste Disposal RB (Riverview) Series 2022 (LOC: AGRIBANK FCB)	(a)	4.00%		07/05/24	20,000,000	20,000,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2008A	(a)	3.70%		07/05/24	6,155,000	6,155,000
Health Care Facilities RB (Mayo Clinic) Series 2014		3.65%		07/16/24	60,000,000	60,000,000
Health Care Facilities RB (Mayo Clinic) Series 2016	(a)	3.70%		07/05/24	40,040,000	40,040,000
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.96%		07/05/24	12,300,000	12,300,000
M/F Housing Refunding RB (Westwind Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.96%		07/05/24	5,565,000	5,565,000
Swift Cnty
IDRB (Riverview LLP) Series 2018 (LOC: AGRIBANK FCB)	(a)	4.00%		07/05/24	10,000,000	10,000,000
						229,020,000
MISSISSIPPI 1.5%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2010C	(a)	3.76%		07/05/24	1,100,000	1,100,000
Gulf Opportunity Zone IDRB (Chevron) Series 2011E	(a)	4.75%		07/01/24	18,795,000	18,795,000
IDRB (Chevron) Series 2007A	(a)	4.75%		07/01/24	178,760,000	178,760,000
IDRB (Chevron) Series 2011A	(a)	4.90%		07/01/24	9,190,000	9,190,000
Port Facilities Refunding RB (Chevron) Series 2023	(a)	4.75%		07/01/24	33,250,000	33,250,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.02%		07/05/24	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.02%		07/05/24	5,060,000	5,060,000
						251,155,000
MISSOURI 0.7%
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2008C	(a)	3.85%		07/05/24	20,050,000	20,050,000
Health Facilities RB (BJC Health) Series 2008D	(a)	3.75%		07/05/24	29,900,000	29,900,000
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.92%		07/05/24	17,500,000	17,500,000
Health Facilities RB (SSM Health) Series 2022A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	4.08%	07/05/24	12/02/24	10,520,000	10,520,000
RB (Ascension Health) Series 2003C2	(a)	3.95%		07/05/24	400,000	400,000
RB (Ascension Health) Series 2003C3	(a)	3.81%		07/05/24	29,450,000	29,450,000
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	9,105,000	9,105,000
St Lukes Health System
Health Facilities RB (St Luke’s Health System) Series 2016		5.00%		11/15/24	1,030,000	1,034,470
St. Louis Cnty IDA
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.93%		07/05/24	5,135,000	5,135,000
						123,094,470
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NEBRASKA 0.5%
Central Plains Energy
Gas RB Series 2022-1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		07/05/24	655,000	655,000
Douglas Cnty Hosp Auth NO 2
Health Facilities RB (Children’s Hospital) Series 2017 (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.92%		07/05/24	4,435,000	4,435,000
Nebraska Inv Fin Auth Solid Waste Disposal
Solid Waste Disposal RB (Blackshirt Feeders LP) Series 2024 (LOC: BANK OF MONTREAL)	(a)	4.00%		07/05/24	15,000,000	15,000,000
Nebraska Investment Finance Auth
M/F Housing RB (Irvington Heights Apts) Series 2007A (LOC: CITIBANK NA)	(a)	4.05%		07/05/24	9,385,000	9,385,000
SF Housing RB Series 2024C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	17,000,000	17,000,000
Washington Cnty
IDRB (Cargill) Series 2010	(a)	3.92%		07/05/24	3,880,000	3,880,000
IDRB (Cargill) Series 2010B	(a)	3.91%		07/05/24	3,000,000	3,000,000
RB (Cargill) Series 2019	(a)	3.93%		07/05/24	32,000,000	32,000,000
						85,355,000
NEVADA 0.9%
Clark Cnty
Airport System Sub Lien RB Series 2008C1 (LOC: BANK OF AMERICA NA)	(a)	3.85%		07/05/24	70,000,000	70,000,000
Airport System Sub Lien RB Series 2008D2A (LOC: WELLS FARGO BANK NA)	(a)	3.85%		07/05/24	2,800,000	2,800,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	5.00%		07/01/24	8,600,000	8,600,000
Las Vegas Valley Water District
GO Water Bonds Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	5,615,000	5,615,000
Nevada Dept of Business & Industry
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		4.00%		01/30/25	4,000,000	4,000,000
Nevada Housing Division
Housing RB (Vintage at Laughlin Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.98%		07/05/24	5,510,000	5,510,000
Housing RB (Vista Creek Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.98%		07/05/24	18,515,000	18,515,000
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.93%		07/05/24	9,100,000	9,100,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.93%		07/05/24	8,465,000	8,465,000
M/F Housing RB (Sonoma Palms Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.93%		07/05/24	15,800,000	15,800,000
						148,405,000
NEW HAMPSHIRE 1.2%
National Fin Auth Novant Health
Health Care Facilities RB (Novant Health) Series 2024B (LOC: TRUIST BANK)	(a)	4.75%		07/01/24	63,400,000	63,400,000
Health Care Facilities RB (Novant Health) Series 2024C (LOC: TRUIST BANK)	(a)	4.00%		07/05/24	10,000,000	10,000,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New Hampshire Business Finance Auth
Recovery Zone Facility RB (Lonza Biologics) Series 2010 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.91%		07/05/24	15,000,000	15,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.92%		07/05/24	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.92%		07/05/24	19,500,000	19,500,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	3.92%		07/05/24	45,000,000	45,000,000
New Hampshire HFA
S/F Mortgage RB Series 2024D	(e)	3.58%		07/01/25	14,000,000	14,000,000
						196,900,000
NEW JERSEY 0.6%
Berkeley Township
BAN Series 2023B		5.00%		08/27/24	11,989,000	12,015,137
Brigantine NJ
BAN		5.00%		09/25/24	8,650,000	8,675,476
Gloucester Cnty Improvement Auth
Loan RB (Rowan Univ) Series 2024 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	1,665,000	1,665,000
Hopewell Township
BAN		4.75%		09/25/24	12,193,000	12,222,562
Hudson Cnty
BAN 2024		4.00%		02/28/25	25,300,157	25,426,561
BAN 2024A		4.25%		03/25/25	14,786,000	14,895,976
Hudson Cnty Improvement Auth
Pooled Notes Series 2024B1	(e)	4.50%		07/11/25	18,045,000	18,209,931
Verona Township
BAN		4.25%		02/28/25	8,000,000	8,045,032
						101,155,675
NEW YORK 17.4%
Albany IDA
Sr Housing RB (South Mall Towers ) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.05%		07/05/24	3,815,000	3,815,000
Arlington Central SD
BAN Series 2024		4.50%		06/27/25	17,475,000	17,621,737
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)	3.89%		07/05/24	1,320,000	1,320,000
Bethlehem CSD
BAN 2023A		5.00%		07/12/24	2,703,456	2,704,474
BAN 2023B		4.75%		07/12/24	18,700,000	18,706,509
Carmel
BAN 2023		5.00%		09/27/24	14,841,000	14,885,726
Cazenovia CSD
GO BAN 2023		4.75%		07/12/24	14,000,000	14,004,709
Cheektowaga-Maryvale UFSD
BAN 2023		5.00%		07/24/24	12,000,000	12,009,233
Colonie
BAN 2024		4.25%		03/07/25	29,000,000	29,187,548
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cornwall CSD
GO BAN Series 2024		4.50%		06/18/25	6,000,000	6,050,804
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.00%		07/05/24	3,110,000	3,110,000
Fairpoint CSD
GO BAN 2024	(e)	4.50%		07/17/25	4,325,000	4,362,541
Fayetteville-Manlius CSD
GO BAN 2024	(e)	4.50%		07/17/25	44,800,000	45,188,864
Frontier CSD
BAN 2024A		4.50%		06/26/25	20,000,000	20,178,915
Harborfields CSD
BAN 2023		4.75%		09/06/24	19,295,073	19,333,574
Hyde Park CSD
BAN 2024		4.50%		06/25/25	10,000,000	10,090,193
Kenmore Tonawanda UFSD
GO BAN Series 2023A		4.50%		08/09/24	3,177,400	3,179,844
Kingston
BAN 2023A		4.00%		08/15/24	5,000,000	5,000,000
BAN 2023B		4.75%		08/15/24	7,718,686	7,729,400
Manhasset UFSD
BAN 2023		5.00%		08/30/24	11,000,000	11,025,496
Metropolitan Transportation Auth
Transportation RB Series 2005D1 (LOC: TRUIST BANK)	(a)	4.75%		07/01/24	48,240,000	48,240,000
Transportation RB Series 2015E3 (LOC: BANK OF AMERICA NA)	(a)	4.75%		07/01/24	80,885,000	80,885,000
Transportation Refunding RB Series 2002D-2A1 (LOC: TRUIST BANK)	(a)	4.75%		07/01/24	33,620,000	33,620,000
Transportation Refunding RB Series 2002D2B (LOC: TRUIST BANK)	(a)	4.75%		07/01/24	22,850,000	22,850,000
Transportation Refunding RB Series 2020B (LOC: ROYAL BANK OF CANADA)	(a)	4.90%		07/01/24	16,315,000	16,315,000
Minisink Valley CSD
BAN Series 2024		4.50%		06/20/25	17,000,000	17,139,980
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.00%		07/05/24	12,205,000	12,205,000
New Hartford CSD
BAN 2024		4.50%		06/27/25	7,700,000	7,760,176
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	(a)	3.99%		07/05/24	3,075,000	3,075,000
New York City
GO Bonds Fiscal 2006 Series E4 (LOC: BANK OF AMERICA NA)	(a)	3.82%		07/05/24	2,250,000	2,250,000
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.95%		07/01/24	22,715,000	22,715,000
GO Bonds Fiscal 2010 Series G4 (LIQ: BARCLAYS BANK PLC)	(a)	3.80%		07/05/24	16,065,000	16,065,000
GO Bonds Fiscal 2011 Series F3		5.00%		12/01/24	625,000	628,743
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	5,950,000	5,950,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	(a)	4.85%		07/01/24	12,810,000	12,810,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(a)	4.95%		07/01/24	40,400,000	40,400,000
GO Bonds Fiscal 2013 Series F3 (LIQ: BANK OF AMERICA NA)	(a)	4.75%		07/01/24	127,330,000	127,330,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2014 Series J		5.00%		08/01/24	5,475,000	5,480,687
GO Bonds Fiscal 2015 Series A		5.00%		08/01/24	2,625,000	2,627,727
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	(a)	4.90%		07/01/24	23,760,000	23,760,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	5,000,000	5,000,000
GO Bonds Fiscal 2016 Series A		5.00%		08/01/24	4,180,000	4,184,376
GO Bonds Fiscal 2016 Series E		5.00%		08/01/24	935,000	935,867
GO Bonds Fiscal 2017 Series A4 (LOC: CITIBANK NA)	(a)	3.98%		07/05/24	1,420,000	1,420,000
GO Bonds Fiscal 2017 Series A6 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.90%		07/01/24	43,810,000	43,810,000
GO Bonds Fiscal 2018 Series A		5.00%		08/01/24	205,000	205,170
GO Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	(a)	4.90%		07/01/24	10,185,000	10,185,000
GO Bonds Fiscal 2018 Series C		5.00%		08/01/24	500,000	500,509
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	6,275,000	6,275,000
GO Bonds Fiscal 2018 Series E4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.95%		07/01/24	12,000,000	12,000,000
GO Bonds Fiscal 2018 Series E5 (LOC: TD BANK NA)	(a)	4.95%		07/01/24	5,250,000	5,250,000
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.90%		07/01/24	13,565,000	13,565,000
GO Bonds Fiscal 2020 Series C		5.00%		08/01/24	200,000	200,209
GO Bonds Fiscal 2020 Series D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	8,650,000	8,650,000
Go Bonds Fiscal 2021 Series A1		5.00%		08/01/24	150,000	150,122
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	2,400,000	2,400,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.75%		07/01/24	124,525,000	124,525,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.90%		07/01/24	22,315,000	22,315,000
GO Bonds Fiscal 2023 Series A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	2,500,000	2,500,000
GO Bonds Fiscal 2023 Series A3 (LIQ: BANK OF MONTREAL)	(a)	4.95%		07/01/24	5,900,000	5,900,000
GO Bonds Fiscal 2023 Series A4 (LIQ: TD BANK NA)	(a)	4.95%		07/01/24	2,920,000	2,920,000
GO Bonds Fiscal 2023 Series B1		5.00%		10/01/24	150,000	150,402
New York City Housing Development Corp
M/F Housing RB (90 West St) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		07/05/24	10,335,000	10,335,000
M/F Housing RB (Atlantic Court Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.27%		07/05/24	3,400,000	3,400,000
M/F Housing RB Series 2018K (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	3,160,000	3,160,000
M/F Housing RB Series 2018L1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.91%		07/05/24	91,000,000	91,000,000
M/F Housing RB Series 2018L2 (LIQ: TD BANK NA)	(a)	3.89%		07/05/24	13,950,000	13,950,000
M/F Housing RB Series 2020I3 (LIQ: TD BANK NA)	(a)	3.89%		07/05/24	14,250,000	14,250,000
M/F Housing RB Series 2022C3 (LIQ: BARCLAYS BANK PLC)	(a)	3.88%		07/05/24	15,545,000	15,545,000
M/F Housing RB Series 2023B2 (LIQ: TD BANK NA)	(a)	3.78%		07/05/24	7,400,000	7,400,000
M/F Housing RB Series 2023E3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.91%		07/05/24	23,015,000	23,015,000
M/F Housing RB Series B1A & C1A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.68%		07/01/24	9,360,000	9,360,000
M/F Mortgage RB (East Clarke Place Associates) Series 2005A (LOC: JPMORGAN CHASE BANK NA)	(a)	3.95%		07/05/24	2,200,000	2,200,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	(a)	4.27%		07/05/24	10,000,000	10,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Mortgage RB (West 26th Street) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.90%		07/05/24	6,890,000	6,890,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/05/24	10,700,000	10,700,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.99%		07/05/24	50,000,000	50,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series FF1 (LIQ: BANK OF AMERICA NA)	(a)	4.75%		07/01/24	25,910,000	25,910,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series AA2 (LIQ: BARCLAYS BANK PLC)	(a)	3.80%		07/05/24	17,200,000	17,200,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	(a)	4.95%		07/01/24	3,500,000	3,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB1 (LIQ: BANK OF AMERICA NA)	(a)	4.75%		07/01/24	62,080,000	62,080,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	(a)	4.90%		07/01/24	14,530,000	14,530,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD Fiscal 2018 Series BB1&CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	1,835,000	1,835,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	2,665,000	2,665,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 & 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	5,125,000	5,125,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,100,000	2,100,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	4,780,000	4,780,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,255,000	2,255,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,740,000	2,740,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series BB1 (LIQ: MIZUHO BANK LTD)	(a)	4.90%		07/01/24	50,970,000	50,970,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series CC (LIQ: BARCLAYS BANK PLC)	(a)	4.90%		07/01/24	49,545,000	49,545,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		07/05/24	13,900,000	13,900,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	1,200,000	1,200,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	1,800,000	1,800,000
Water & Sewer System RB Fiscal 2010 Series CC (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.95%		07/01/24	10,400,000	10,400,000
Water & Sewer System RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)	4.90%		07/01/24	10,560,000	10,560,000
Water & Sewer System RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.95%		07/01/24	10,125,000	10,125,000
Water & Sewer System RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.90%		07/01/24	59,000,000	59,000,000
Water & Sewer System RB Fiscal 2019 Series BB (LIQ: TD BANK NA)	(a)	3.89%		07/05/24	18,755,000	18,755,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	54,100,000	54,100,000
Water & Sewer System RB Fiscal 2021 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	3,615,000	3,615,000
Water & Sewer System RB Fiscal 2023 Series AA1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	5,600,000	5,600,000
Water & Sewer System RB Fiscal 2023 Series AA3 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	1,000,000	1,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2018 Series S1 (LIQ: CITIBANK NA)	(b)(c)(d)	3.91%		07/05/24	6,000,000	6,000,000
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	6,455,000	6,455,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.70%		07/01/24	31,400,000	31,400,000
Future Tax Secured Sub Bonds Fiscal 2015 Series E4 (LIQ: BANK OF AMERICA NA)	(a)	4.75%		07/01/24	24,155,000	24,155,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A5 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	4.95%		07/01/24	5,300,000	5,300,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.90%		07/01/24	1,970,000	1,970,000
Future Tax Secured Sub Bonds Fiscal 2018 Series A1		5.00%		08/01/24	100,000	100,099
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.70%		07/01/24	33,140,000	33,140,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.70%		07/01/24	5,000,000	5,000,000
Future Tax Secured Sub Bonds Fiscal 2019 Series C1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2021 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	3,670,000	3,670,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	3,500,000	3,500,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	6,465,000	6,465,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	13,835,000	13,835,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	13,500,000	13,500,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	4.03%	07/05/24	07/18/24	5,000,000	5,000,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 & 2024F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	3,295,000	3,295,000
New York State Dormitory Auth
CP Notes		3.62%		07/23/24	9,665,000	9,665,000
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	14,000,000	14,000,000
RB (Royal Charter Properties-East) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.19%		07/05/24	18,090,000	18,090,000
RB (Teresian House) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.00%		07/05/24	10,040,000	10,040,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2015A (LIQ: CITIBANK NA)	(b)(c)(d)	4.01%		07/05/24	16,485,000	16,485,000
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	7,085,000	7,085,000
State Personal Income Tax RB Series 2020A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	600,000	600,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	7,420,000	7,420,000
State Personal Income Tax RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	12,585,000	12,585,000
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	6,175,000	6,175,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	4,810,000	4,810,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.91%		07/05/24	9,215,000	9,215,000
State Sales Tax RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	1,635,000	1,635,000
State Sales Tax RB Series 2018C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	910,000	910,000
New York State Environmental Facilities Corp
State Revolving Funds RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	5,350,000	5,350,000
New York State HFA
Housing RB (250 W 50th St) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.27%		07/05/24	29,600,000	29,600,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.95%		07/05/24	27,425,000	27,425,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		07/05/24	10,000,000	10,000,000
Housing RB (39th St) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.27%		07/05/24	13,300,000	13,300,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.78%		07/05/24	31,000,000	31,000,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.95%		07/05/24	37,500,000	37,500,000
Housing RB (750 6th Ave) Series 1999A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.95%		07/05/24	7,000,000	7,000,000
Housing RB (Clinton Green North) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		07/05/24	20,000,000	20,000,000
Housing RB (E 39th St) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/05/24	14,700,000	14,700,000
Housing RB (East 84th St) Series 1995A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.99%		07/05/24	28,200,000	28,200,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)	(a)	3.98%		07/05/24	4,900,000	4,900,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		07/05/24	38,300,000	38,300,000
Housing RB (Tower 31) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		07/05/24	20,500,000	20,500,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/05/24	15,000,000	15,000,000
Housing RB (W 17th St) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.80%		07/05/24	31,920,000	31,920,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Power Auth
CP Series 1		3.65%		07/10/24	4,000,000	3,999,500
CP Series 1		3.62%		10/08/24	10,100,000	10,100,000
CP Series 1		3.62%		10/09/24	11,000,000	11,000,000
CP Series 1		3.62%		10/10/24	5,700,000	5,700,000
RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	4,705,000	4,705,000
RB Series 2020A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		07/05/24	3,670,000	3,670,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	18,985,000	18,985,000
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,430,000	2,430,000
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	25,415,000	25,415,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.91%		07/05/24	6,020,000	6,020,000
State Personal Income Tax RB Series 2022C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	2,835,000	2,835,000
State Personal Income Tax RB Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	14,840,000	14,840,000
State Personal Income Tax RB Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.91%		07/05/24	5,000,000	5,000,000
State Personal Income Tax RB Series 2022C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.93%		07/05/24	3,675,000	3,675,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3C (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.98%		07/05/24	3,900,000	3,900,000
State Personal Income Tax RB Series 2020C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	2,240,000	2,240,000
State Personal Income Tax RB Series 2020C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		07/05/24	6,760,000	6,760,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.91%		07/05/24	5,000,000	5,000,000
Niskayuna CSD
GO BAN 2024		4.50%		06/27/25	10,000,000	10,093,563
North Hempstead
GO BAN 2023B		4.50%		09/20/24	33,486,469	33,534,840
North Syracuse CSD
GO BAN 2023		4.75%		08/03/24	17,685,000	17,703,627
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.93%		07/05/24	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.93%		07/05/24	10,300,000	10,300,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.92%		07/05/24	14,200,000	14,200,000
Oneida Cnty
GO BAN 2024		3.75%		02/28/25	23,000,000	23,002,602
Penn Yan CSD
GO Ban Series 2024		4.50%		06/26/25	14,500,000	14,621,419
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Port Auth of New York & New Jersey
Consolidated Bonds 207th Series		5.00%		09/15/24	10,000,000	10,018,421
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.93%		07/05/24	2,305,000	2,305,000
Consolidated Bonds 221st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.94%		07/05/24	595,000	595,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/05/24	760,000	760,000
Consolidated Bonds 231st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.94%		07/05/24	8,440,000	8,440,000
Consolidated Bonds 232nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.94%		07/05/24	800,000	800,000
Consolidated Bonds 236th & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.94%		07/05/24	685,000	685,000
Consolidated Bonds 242nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.94%		07/05/24	800,000	800,000
Red Hook CSD
BAN Series 2024		4.50%		06/27/25	10,000,000	10,090,647
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.00%		07/05/24	3,365,000	3,365,000
South Colonie CSD
BAN 2024A	(e)	4.50%		07/10/25	31,000,000	31,265,980
GO BAN 2024B	(e)	4.50%		07/10/25	3,222,775	3,247,623
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: BARCLAYS BANK PLC)	(a)	4.90%		07/01/24	1,600,000	1,600,000
General RB Series 2016A		5.00%		11/15/24	125,000	125,564
General RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	3,200,000	3,200,000
General Refunding RB Series 2005B3 (LOC: BANK OF AMERICA NA)	(a)	4.75%		07/01/24	10,900,000	10,900,000
General Refunding RB Series 2005B4A (LOC: TD BANK NA)	(a)	4.95%		07/01/24	7,790,000	7,790,000
Payroll Mobility Tax BAN 2022B		5.00%		12/16/24	500,000	502,966
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	27,560,000	27,560,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	2,945,000	2,945,000
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022E-2A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	8,000,000	8,000,000
Sales Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.92%		07/05/24	16,300,000	16,300,000
Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	7,555,000	7,555,000
Sales Tax RB Series 2023A & 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	4,000,000	4,000,000
Sales Tax RB Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	5,750,000	5,750,000
Ulster Cnty
BAN 2023		5.25%		11/15/24	31,000,000	31,137,157
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.21%		07/05/24	2,275,000	2,275,000
West Genesee CSD
BAN Series 2024A		4.50%		06/26/25	25,597,000	25,816,138
						2,857,068,681
NORTH CAROLINA 0.5%
Charlotte-Mecklenburg Hospital Auth
Health Care Refunding RB (Atrium Health) Series 2021E (LOC: ROYAL BANK OF CANADA)	(a)	4.85%		07/01/24	56,705,000	56,705,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cumberland Cnty Industrial Facilities & Pollution Control Financing Auth
RB (Cargill) Series 2022	(a)	3.93%		07/05/24	15,000,000	15,000,000
Union Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Darnel Inc) Series 2007 (LOC: TRUIST BANK)	(a)	3.93%		07/05/24	10,000,000	10,000,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: TRUIST BANK)	(a)	4.15%		07/05/24	7,000,000	7,000,000
						88,705,000
NORTH DAKOTA 0.0%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	(a)	3.94%	07/04/24	07/05/24	1,915,000	1,915,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	(a)	3.94%		07/05/24	3,415,000	3,415,000
						5,330,000
OHIO 2.8%
Akron, Bath & Copley Jt Township Hospital District
Hospital RB (Summa Health) Series 2017B (LOC: BMO BANK NA)	(a)	3.93%		07/05/24	31,005,000	31,005,000
RB (Concordia Lutheran Obligated Group) Series 2013A (LOC: TRUIST BANK)	(a)	3.79%		07/05/24	2,355,000	2,355,000
RB (Concordia Lutheran Obligated Group) Series 2018B (LOC: TRUIST BANK)	(a)	3.79%		07/05/24	6,615,000	6,615,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	6,675,000	6,675,000
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015B	(a)	4.05%		07/05/24	15,040,000	15,040,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	3,870,000	3,870,000
Hospital Facilities RB (OhioHealth) Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	2,810,000	2,810,000
Hospital Facilities RB (OhioHealth) Series 2018C	(a)	3.85%		07/05/24	16,200,000	16,200,000
Hospital Facilities Refunding RB (OhioHealth) Series 2009A (LIQ: BARCLAYS BANK PLC)	(a)	3.85%		07/05/24	9,600,000	9,600,000
Hospital Facilities Refunding RB (OhioHealth) Series 2011C	(a)	3.85%		07/05/24	11,000,000	11,000,000
Hospital Facilities Refunding RB (OhioHealth) Series 2011D	(a)	3.85%		07/05/24	22,197,000	22,197,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/05/24	3,100,000	3,100,000
RB (Trinity Health) Series 2013OH		3.70%		08/01/24	11,000,000	11,000,000
Hamilton Cnty
Hospital Facilities RB (TriHealth) Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	4,775,000	4,775,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.93%		07/05/24	7,100,000	7,100,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Montgomery Cnty
Hospital Facilities Refunding RB (Kettering Health) Series 1996 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	4.99%		07/01/24	4,895,000	4,895,000
Hospital Facilities Refunding RB (Kettering Health) Series 2011B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	10,575,000	10,575,000
Hospital Facilities Refunding RB (Kettering Health) Series 2012 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	4.99%		07/01/24	50,030,000	50,030,000
Ohio
Hospital RB (University Hospitals Health System) Series 2012A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.92%		07/05/24	3,800,000	3,800,000
Hospital RB (University Hospitals Health System) Series 2023C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.92%		07/05/24	6,000,000	6,000,000
Ohio HFA
Residential Mortgage RB Series 2006J (LIQ: TD BANK NA)	(a)	3.95%		07/05/24	2,485,000	2,485,000
Residential Mortgage RB Series 2016J (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.10%		07/05/24	14,190,000	14,190,000
Residential Mortgage RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.90%		07/05/24	5,225,000	5,225,000
Residential Mortgage RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	7,030,000	7,030,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		3.78%		07/15/24	15,105,000	15,105,000
Hospital RB (Cleveland Clinic Health System) Series 2008B5		3.71%		08/14/24	18,905,000	18,905,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		3.78%		07/15/24	23,000,000	23,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		3.71%		08/14/24	23,190,000	23,190,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		3.63%		10/02/24	12,495,000	12,495,000
Ohio Hospital Facilities
Hospital RB (Cleveland Clinic Health System) Series 2019D1	(a)	3.85%		07/05/24	440,000	440,000
Hospital RB (Cleveland Clinic Health System) Series 2019D2	(a)	4.05%		07/05/24	35,300,000	35,300,000
Hospital Refunding RB (Cleveland Clinic Health System) Series 2017A		5.00%		01/01/25	100,000	100,569
Ohio State Air Quality Development Auth
Exempt Facilities RB (Cargill) Series 2021	(a)	3.93%		07/05/24	75,000,000	75,000,000
						461,107,569
OREGON 1.1%
Oregon
GO Bonds Series 2016A		5.00%		08/01/24	100,000	100,094
GO Bonds Series 2016C		5.00%		08/01/24	175,000	175,145
GO Bonds Series 2017I		5.00%		08/01/24	275,000	275,226
GO Bonds Series 2019G (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.95%		07/01/24	15,000,000	15,000,000
GO Refunding Bonds Series 2015B		5.00%		08/01/24	765,000	765,767
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		3.75%		07/31/24	15,109,000	15,109,000
Oregon Dept of Transportation
Highway Tax 2nd Sub Lien CP Notes Series A1 (LOC: WELLS FARGO BANK NA)		3.62%		08/08/24	17,267,000	17,267,000
Oregon Facilities Auth
RB (Quatama Housing LP) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.92%		07/05/24	17,900,000	17,900,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	4.30%		07/05/24	1,725,000	1,725,000
Port of Portland Airport
Airport RB Series 28 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.94%		07/05/24	7,015,000	7,015,000
Airport RB Series 29 (LIQ: CITIBANK NA)	(b)(c)(d)	3.92%		07/05/24	11,950,000	11,950,000
Airport RB Series 29 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.02%		07/05/24	2,820,000	2,820,000
Airport RB Series 29 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.06%		07/05/24	9,375,000	9,375,000
Airport RB Series 29 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.98%		07/05/24	4,195,000	4,195,000
Portland International Airport 3rd Lien CP Series B (LOC: BANK OF AMERICA NA)		3.80%		07/24/24	46,875,000	46,875,000
Portland
M/F Refunding RB (Village of Lovejoy Fountain) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.91%		07/05/24	14,750,000	14,750,000
Portland Housing Auth
M/F Housing RB (Civic Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.92%		07/05/24	7,800,000	7,800,000
						173,097,232
PENNSYLVANIA 3.2%
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran Obligated Group) Series 2016A (LOC: TRUIST BANK)	(a)	3.79%		07/05/24	24,380,000	24,380,000
Beaver Cnty IDA
RB Series (Concordia Lutheran) 2018A (LOC: TRUIST BANK)	(a)	3.79%		07/05/24	4,280,000	4,280,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: TRUIST BANK)	(a)	3.79%		07/05/24	11,780,000	11,780,000
Butler Cnty Industrial Development Auth
RB (Concordia Lutheran Ministries) Series 2004A (LOC: TRUIST BANK)	(a)	3.79%		07/05/24	5,040,000	5,040,000
Refunding RB (Concordia Lutheran Health & Human Care) Series 2008A (LOC: TRUIST BANK)	(a)	3.79%		07/05/24	9,280,000	9,280,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.98%		07/05/24	12,760,000	12,760,000
City of York Redevelopment Auth
RB Series 2002 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.00%		07/05/24	1,015,000	1,015,000
Cumberland Cnty Municipal Auth
RB (SpiriTrust Lutheran) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.00%		07/05/24	67,000,000	67,000,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	3.98%		07/05/24	5,615,000	5,615,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health) Series 2012B (LOC: BANK OF AMERICA NA)	(b)(c)(d)	4.99%		07/01/24	6,300,000	6,300,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.00%		07/05/24	4,915,000	4,915,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.91%		07/05/24	3,880,000	3,880,000
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.91%		07/05/24	7,310,000	7,310,000
Pennsylvania Economic Development Financing Auth
Economic Development RB 2005 Series B2 (LOC: PNC BANK NA)	(a)	3.95%		07/05/24	1,200,000	1,200,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NA)	(a)	3.95%		07/05/24	750,000	750,000
RB (UPMC) Series 2023D1 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	94,505,000	94,505,000
RB (UPMC) Series 2023D2 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	142,405,000	142,405,000
Pennsylvania HFA
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.92%		07/05/24	6,690,000	6,690,000
S/F Mortgage RB Series 2022-139A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	7,175,000	7,175,000
S/F Mortgage RB Series 2022140A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	1,020,000	1,020,000
S/F Mortgage RB Series 2024-144A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	6,000,000	6,000,000
S/F Mortgage RB Series 2024-145A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.92%		07/05/24	4,330,000	4,330,000
SF Mortgage RB Series 2019-130A		1.50%		04/01/25	210,000	206,161
SF Mortgage RB Series 2021-137		5.00%		10/01/24	140,000	140,391
SF Mortgage RB Series 2021-137		5.00%		04/01/25	200,000	201,729
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.00%		07/05/24	2,600,000	2,600,000
Pennsylvania State Turnpike Commission
Turnpike Refunding RB Series 2023B (LOC: TD BANK NA)	(a)	3.95%		07/05/24	27,985,000	27,985,000
Pennsylvania State Univ
RB Series 2018 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	3,000,000	3,000,000
Philadelphia
Airport Refunding RB Series 2017B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.94%		07/05/24	1,850,000	1,850,000
Airport Revenue CP Series A1 (LOC: TD BANK NA)		3.88%		08/06/24	15,000,000	15,000,000
Airport Revenue CP Series B1 (LOC: TD BANK NA)		3.93%		08/06/24	25,221,000	25,221,000
CP Series B (LOC: ROYAL BANK OF CANADA)		3.70%		08/15/24	12,230,000	12,230,000
GO Refunding Bonds Series 2009B (LOC: BARCLAYS BANK PLC)	(a)	3.85%		07/05/24	4,100,000	4,100,000
						520,164,281
RHODE ISLAND 0.0%
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	5,065,000	5,065,000
SOUTH CAROLINA 0.8%
Charleston County SD
GO BAN Series 2024B		4.50%		11/14/24	25,000,000	25,079,693
GO BAN Series 2024B		4.75%		05/08/25	45,000,000	45,436,767
Patriots Energy Group Financing Agency
Gas RB Series 2023B1	(b)(c)(d)	3.91%		07/05/24	10,575,000	10,575,000
Gas Supply RB Series 2023B1	(b)(c)(d)	3.91%		07/05/24	2,500,000	2,500,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
South Carolina Housing Finance & Development Auth
M/F Rental Housing RB (Franklin Square Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.93%		07/05/24	340,000	340,000
South Carolina Jobs Economic Development Auth
1st Lien Economic Development RB (Port Royal Village Apts) Series 2021A (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.12%		07/05/24	4,730,000	4,730,000
Hospital RB (Prisma Health) Series 2018C (LOC: TD BANK NA)	(a)	4.95%		07/01/24	7,000,000	7,000,000
IRB (South Carolina Generating) Series 2008 (LOC: TD BANK NA)	(a)	3.92%		07/05/24	33,265,000	33,265,000
South Carolina Ports Auth
RB Series 2019B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.94%		07/05/24	2,590,000	2,590,000
						131,516,460
SOUTH DAKOTA 0.4%
South Dakota Economic Development Finance Auth
Solid Waste Disposal RB (Riverview LLP) Series 2021 (LOC: AGRIBANK FCB)	(a)	4.00%		07/05/24	37,000,000	37,000,000
Solid Waste Disposal RB (Riverview LLP) Series 2023 (LOC: AGRIBANK FCB)	(a)	4.00%		07/05/24	12,500,000	12,500,000
Solida Waste Disposal (County Line Dairy Project) RB Series 2024 (LOC: AGRIBANK FCB)	(a)	4.00%		07/05/24	8,780,000	8,780,000
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.92%		07/05/24	4,100,000	4,100,000
						62,380,000
TENNESSEE 2.1%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	(a)	3.99%		07/05/24	2,785,000	2,785,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.92%		07/05/24	1,700,000	1,700,000
Johnson City Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2022C (LOC: TRUIST BANK)	(a)	3.81%		07/05/24	50,530,000	50,530,000
Hospital Refunding RB (Ballad Health) Series 2022B (LOC: TRUIST BANK)	(a)	3.95%		07/05/24	31,370,000	31,370,000
Memphis
GO CP Series A (LIQ: TD BANK NA)		3.67%		09/25/24	55,000,000	55,000,000
Memphis Health, Educational & Housing Facility Board
M/F Housing RB (Ashland Lake II Apts) Series 2008A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	4.05%		07/05/24	11,500,000	11,500,000
M/F Housing RB (Ashland Lakes Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	4.05%		07/05/24	7,800,000	7,800,000
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2017		5.00%		07/01/24	330,000	330,000
GO CP Series 2024 (LIQ: TD BANK NA)		3.75%		07/17/24	28,000,000	28,000,000
GO CP Series 2024 (LIQ: TD BANK NA)		3.64%		07/24/24	50,000,000	50,000,000
GO CP Series 2024 (LIQ: TD BANK NA)		3.60%		07/29/24	30,000,000	30,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (The Retreat at Dry Creek Farms Apts) Series 2007 (LOC: CITIBANK NA)	(a)	4.05%		07/05/24	1,650,000	1,650,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	4.05%		07/05/24	10,000,000	10,000,000
Metropolitan Nashville Airport Auth
Sub Airport RB Series 2019B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.94%		07/05/24	1,220,000	1,220,000
Sevier Cnty Public Building Auth
Public Improvement Bonds (Bedford Cnty) Series VIIQ1 (LOC: TRUIST BANK)	(a)	4.90%		07/01/24	43,500,000	43,500,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	(a)	3.90%		07/05/24	25,275,000	25,275,000
Tennessee Energy Acquisition Corp
Commodity Project RB Series 2021A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.93%		07/05/24	2,500,000	2,500,000
						353,160,000
TEXAS 20.5%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.91%		07/05/24	7,500,000	7,500,000
Aldine ISD
ULT GO Refunding Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	200,000	201,498
Aledo ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	6,235,000	6,235,000
Austin
Airport System RB Series 2019B (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.96%		07/05/24	3,460,000	3,460,000
Austin ISD
ULT GO Bonds Series 2022A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	275,000	275,243
ULT GO Refunding Bonds Series 2014B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	150,000	150,122
ULT GO Refunding Bonds Series 2016B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	315,000	315,290
Brownsboro ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	380,000	380,460
Brownsville
Utilities System CP Series A (LOC: PNC BANK NA)		3.63%		10/10/24	12,000,000	12,000,000
Burleson ISD
ULT GO Refunding Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		6.00%		08/01/24	140,000	140,231
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)	(a)	4.10%		07/05/24	28,500,000	28,500,000
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	(a)	4.10%		07/05/24	25,000,000	25,000,000
Solid Waste Disposal RB (Formosa Plastics) Series 2001 (LOC: JPMORGAN CHASE BANK NA)	(a)	4.10%		07/05/24	25,000,000	25,000,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	4.10%		07/05/24	27,500,000	27,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	(a)	3.95%		07/05/24	45,400,000	45,400,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	4.10%		07/05/24	45,000,000	45,000,000
Environmental Facilities RB (Formosa Plastics) Series 2012 (LOC: JPMORGAN CHASE BANK NA)	(a)	4.10%		07/05/24	50,000,000	50,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NA)	(a)	3.95%		07/05/24	30,675,000	30,675,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	4.10%		07/05/24	32,300,000	32,300,000
Canyon Texas ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	145,000	146,032
Capital Area Housing Finance Corp
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.91%		07/05/24	13,270,000	13,270,000
Carrollton ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	255,000	256,820
Carthage ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	915,000	916,119
Chapel Hill ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	2,340,000	2,340,000
Clint ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	150,000	150,181
Comanche Tex ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/01/25	120,000	120,009
Cypress-Fairbanks ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	250,000	251,779
Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	(a)	3.93%		07/05/24	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	(a)	3.93%		07/05/24	24,500,000	24,500,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	4.00%		07/05/24	5,350,000	5,350,000
IDRB (Morning Star Dairy) Series 2018 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	4.00%		07/05/24	10,000,000	10,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2021B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,370,000	2,370,000
Sr Sub Lien Sales Tax Revenue CP Series I		3.71%		08/07/24	10,000,000	10,000,000
Sr Sub Lien Sales Tax Revenue CP Series I		3.65%		09/12/24	8,000,000	8,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dallas ISD
ULT GO Refunding Bonds Series 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	1,750,000	1,753,820
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	125,000	125,889
Dallas-Fort Worth Int’l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	(a)	4.00%		07/05/24	31,180,000	31,180,000
Deer Park ISD
Limited Tax Refunding Bonds Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	235,000	236,672
Denison ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	390,000	390,363
Denton ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.92%		07/05/24	3,600,000	3,600,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: UBS AG)	(b)(c)(d)	3.90%		07/05/24	5,225,000	5,225,000
Desoto ISD
ULT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.46%		08/15/24	100,000	99,577
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.42%		08/15/24	125,000	124,476
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.50%		08/15/24	265,000	263,867
Ector Cnty Texas ISD
ULT GO Refunding Bonds Serieas 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	150,000	150,181
El Paso ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.50%		08/15/24	200,000	199,757
ULT Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	210,000	210,256
El Paso Tx Water and Sewer System
Water & Sewer System Refunding RB Series 2022 (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(b)(c)(d)	4.08%	07/05/24	09/03/24	5,000,000	5,000,000
Fort Bend ISD
ULT GO Refunding Bonds Series 2017B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	100,000	100,121
ULT GO Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	250,000	250,302
ULT GO Refunding Bonds Series 2019C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	250,000	250,282
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	1,115,000	1,116,498
Frisco ISD
ULT GO Refunding Bonds Series 2002 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.69%		08/15/24	1,900,000	1,891,288
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	150,000	150,180
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Galena Park ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	2,900,000	2,903,288
Glen Rose ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	400,000	400,481
Gulf Coast IDA
RB (ExxonMobil) Series 2012	(a)	4.70%		07/01/24	65,000,000	65,000,000
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2000	(a)	4.84%		07/01/24	23,475,000	23,475,000
RB (ExxonMobil) Series 2001A	(a)	4.84%		07/01/24	25,000,000	25,000,000
RB (ExxonMobil) Series 2001B	(a)	4.85%		07/01/24	23,900,000	23,900,000
RB (ExxonMobil) Series 2002	(a)	4.84%		07/01/24	22,040,000	22,040,000
Hale Cnty IDC
Economic Development RB (Silverado Developers) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	(a)	4.00%		07/05/24	5,400,000	5,400,000
Harlandale ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/24	245,000	245,017
Harris Cnty
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.80%		08/07/24	10,690,000	10,690,000
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.63%		08/08/24	12,340,000	12,340,000
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.65%		08/08/24	6,500,000	6,500,000
Toll Road 1st Lien Refunding RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	3,025,000	3,025,000
Toll Road System 1st Lien CP Series K2 (LOC: BARCLAYS BANK PLC)		3.65%		07/30/24	6,000,000	6,000,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health System) Series 2024E	(a)	4.15%		07/05/24	10,000,000	10,000,000
Hospital RB (Memorial Hermann Health) Series 2016B3		3.70%		09/24/24	25,000,000	25,000,000
Hospital RB (Memorial Hermann Health) Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	4.03%		07/05/24	2,000,000	2,000,000
Hospital RB (Memorial Hermann Health) Series 2024F	(a)	4.15%		07/05/24	5,000,000	5,000,000
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	48,805,000	48,805,000
RB (Houston Methodist) Series 2020B	(a)	4.75%		07/01/24	5,640,000	5,640,000
Refunding RB (Methodist Hospital) Series 2009C1		4.60%		07/01/24	167,000,000	167,000,000
Refunding RB (Methodist Hospital) Series 2009C2		4.60%		07/01/24	98,200,000	98,200,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Lafayette Village Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.05%		07/05/24	10,915,000	10,915,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/05/24	5,415,000	5,415,000
Harris Cnty IDC - ExxonMobil
Solid Waste Disposal RB (Exxon) Series 1997	(a)	4.84%		07/01/24	25,000,000	25,000,000
Houston
1st Lien Utility System Refunding RB Series 2004B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.93%		07/05/24	12,150,000	12,150,000
1st Lien Utility System Refunding RB Series 2016B		5.00%		11/15/24	730,000	733,071
1st Lien Utility System Refunding RB Series 2020C		5.00%		11/15/24	500,000	502,109
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Houston Combined Utility System
1st Lien Refunding RB Series 2004B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.93%		07/05/24	2,000,000	2,000,000
Humble ISD
ULT GO Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	115,000	115,821
Hutto ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	100,000	100,090
Irion Cnty ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		1.00%		08/15/24	210,000	209,336
Klein ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	100,000	100,083
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	605,000	605,568
La Porte ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	175,000	176,322
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	125,000	125,890
Lake Dallas Tex ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	105,000	105,150
ULT GO Refunding Bonds Series 2001 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.69%		08/15/24	1,635,000	1,627,503
Lake Travis ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	150,000	151,311
Lamar Consolidated ISD
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	6,000,000	6,000,000
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	125,000	125,890
Laredo ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	250,000	250,239
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	280,000	280,260
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	140,000	140,117
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	440,000	440,409
Leander ISD
ULT GO Bonds Series 2019C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/24	100,000	99,755
Lewisville ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	430,000	430,540
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	270,000	270,412
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lower Colorado River Auth
Transmission Contract Revenue CP (LOC: JPMORGAN CHASE BANK NA)		3.75%		07/30/24	33,100,000	33,099,400
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B	(a)	4.84%		07/01/24	85,900,000	85,900,000
RB (ExxonMobil) Series 2012	(a)	4.79%		07/01/24	17,470,000	17,470,000
Lower Neches Valley Auth Industrial Development Corp
Exempt Facilities Refunding RB (ExxonMobil) Series 2001A	(a)	4.77%		07/01/24	9,910,000	9,910,000
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B2	(a)	4.84%		07/01/24	31,600,000	31,600,000
RB (ExxonMobil) Series 2010	(a)	4.80%		07/01/24	78,025,000	78,025,000
Manor ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	900,000	900,741
Mathis ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.50%		08/15/24	145,000	144,807
McCamey ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/25	110,000	109,595
Medina Valley ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,700,000	2,700,000
Melissa ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	4,175,000	4,175,000
Mesquite ISD
ULT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/24	100,000	99,875
ULT GO Refunding Bonds Series 2015D (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	500,000	500,686
Mineral Wells Tex ISD
ULT GO Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/25	170,000	169,374
North East ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	180,000	180,149
North Texas Municipal Water District
Water System RB Extendable CP		3.95%	07/09/24	02/14/25	53,000,000	53,000,000
Northside ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	165,000	165,239
ULT GO Refunding Bonds Series 2018A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	560,000	560,740
ULT GO Refunding Bonds Seroes 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	200,000	200,277
Northwest ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	2,665,000	2,665,000
Pasadena ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	120,000	120,854
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pecos Barstow Toyah ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	265,000	266,891
Port of Houston Auth
1st Lien RB Series 2023 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.91%		07/05/24	11,260,000	11,260,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total USA) Series 2011	(a)	3.90%		07/05/24	48,685,000	48,685,000
Exempt Facilities RB (Total USA) Series 2012A	(a)	3.90%		07/05/24	74,200,000	74,200,000
Exempt Facilities RB (Total USA) Series 2012B	(a)	3.90%		07/05/24	30,000,000	30,000,000
IDRB (Route 86 Biogas) Series 2023 (LOC: COBANK ACB)	(a)	4.00%		07/05/24	8,000,000	8,000,000
RB (ATOFINA Petrochemicals) Series 2003B	(a)	3.90%		07/05/24	10,000,000	10,000,000
RB (Total Energies SE) Series 1998	(a)	4.05%		07/05/24	18,400,000	18,400,000
RB (TOTAL Petrochemicals USA) Series 2008	(a)	3.91%		07/05/24	50,000,000	50,000,000
Variable Rate Demand RB Series 2024 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	4.00%		07/05/24	36,500,000	36,500,000
Poth Tex Cons ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/24	100,000	100,022
Quinlan ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	4,205,000	4,205,000
Round Rock ISD
ULT GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	190,000	190,165
Royse City ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	3,465,000	3,465,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.92%		07/05/24	3,200,000	3,200,000
San Antonio
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		3.80%		08/01/24	42,075,000	42,075,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.67%		07/10/24	43,000,000	43,000,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.65%		08/08/24	25,000,000	25,000,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.80%		08/16/24	45,000,000	45,000,000
Water System Jr Lien Refunding RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	2,000,000	2,000,000
San Antonio Electric & Gas
Electric & Gas Refunding RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	5,905,000	5,905,000
Electric & Gas Refunding RB Series 2024C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	3,750,000	3,750,000
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.91%		07/05/24	13,200,000	13,200,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Antonio ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	1,000,000	1,001,203
ULT GO Refunding Bonds Series 2014B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	920,000	920,863
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	190,000	190,251
Socorro ISD
ULT GO Refunding Bonds Series 2017B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	165,000	165,218
Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.05%		07/05/24	11,035,000	11,035,000
Spring ISD
ULT Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	200,000	200,245
Sulphur Springs ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	300,000	300,360
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.93%		07/05/24	2,235,000	2,235,000
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	1,300,000	1,300,000
RB (Christus Health) Series 2016D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	1,000,000	1,000,000
RB (Christus Health) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	6,850,000	6,850,000
RB (Methodist Hospitals) Series 2008A (LOC: TD BANK NA)	(a)	4.95%		07/01/24	19,600,000	19,600,000
RB (Texas Health Resources) Series 2008B	(a)	4.00%		07/05/24	27,300,000	27,300,000
Refunding RB (Christus Health) Series 2008C2 (LOC: BANK OF NEW YORK MELLON/THE)	(a)	3.85%		07/05/24	4,800,000	4,800,000
Texas
GO Bonds Series 2002 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/05/24	3,700,000	3,700,000
GO Bonds Series 2005B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.94%		07/05/24	14,620,000	14,620,000
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		07/05/24	15,160,000	15,160,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		07/05/24	13,295,000	13,295,000
GO Bonds Series 2014D (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.90%		07/05/24	5,535,000	5,535,000
GO Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.90%		07/05/24	26,560,000	26,560,000
GO Bonds Series 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	4.00%		07/05/24	11,200,000	11,200,000
Refunding Bonds Series 2018		5.00%		08/01/24	440,000	440,386
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		07/05/24	5,260,000	5,260,000
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		07/05/24	3,630,000	3,630,000
Veterans Bonds Series 2016 (LIQ: TD BANK NA)	(a)	3.91%		07/05/24	83,725,000	83,725,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Veterans Bonds Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.90%		07/05/24	100,865,000	100,863,941
Veterans Bonds Series 2020 (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.90%		07/05/24	42,265,000	42,265,000
Veterans Bonds Series 2021 (LIQ: FEDERAL HOME LOAN BANKS)	(a)	4.00%		07/05/24	10,890,000	10,890,000
Veterans Bonds Series 2022 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	4.00%		07/05/24	18,045,000	18,045,000
Veterans’ Housing Assistance Program Fund II Series 2001A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/05/24	13,035,000	13,035,000
Veterans Housing Assistance Program Fund II Series 2001C2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.94%		07/05/24	20,460,000	20,460,000
Veterans’ Housing Assistance Program Fund II Series 2002A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/05/24	21,460,000	21,460,000
Veterans’ Housing Assistance Program Fund II Series 2003B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/05/24	12,955,000	12,955,000
Veterans’ Housing Assistance Program Fund II Series 2004B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/05/24	14,905,000	14,905,000
Veterans Housing Assistance Program Fund II Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.94%		07/05/24	4,030,000	4,030,000
Veterans’ Housing Assistance Program Fund II Series 2006A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/05/24	18,055,000	18,055,000
Veterans Housing Assistance Program Fund II Series 2008A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.94%		07/05/24	20,825,000	20,825,000
Water Financial Assistance GO Refunding Bonds Series 2019F		5.00%		08/01/24	150,000	150,143
Water Financial Assistance GO Refunding Bonds Series 2022B		5.00%		08/01/24	155,000	155,154
Water Financial Assistance Refunding Bonds Series 2018B-3 (ESCROW)		5.00%		08/01/24	290,000	290,242
Texas A&M Univ
CP Series B		3.67%		08/12/24	14,671,000	14,671,000
Texas City ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	170,000	170,206
Texas Dept of Housing & Community Affairs
M/F Housing RB (Idlewilde Apartments) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.05%		07/05/24	4,390,000	4,390,000
M/F Housing RB (Lancaster Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.05%		07/05/24	11,180,000	11,180,000
M/F Housing RB (West Oaks Sr Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.04%		07/05/24	10,475,000	10,475,000
M/F Housing RB (Windshire Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.05%		07/05/24	11,500,000	11,500,000
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.91%		07/05/24	12,560,000	12,560,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS (STATE OF))	(a)	3.88%		07/05/24	1,565,000	1,565,000
S/F Mortgage RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	8,515,000	8,515,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS (STATE OF))	(a)	3.88%		07/05/24	6,130,000	6,130,000
SF Mortgage RB Series 2022B		2.80%		09/01/24	725,000	723,658
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Public Finance Auth
CP Series 2016B		3.71%		08/06/24	19,725,000	19,725,000
CP Series 2016B		3.65%		09/12/24	18,000,000	18,000,000
CP Series 2019A		3.75%		08/08/24	32,100,000	32,100,000
GO Refunding Bonds Series 2015A		5.00%		10/01/24	285,000	285,931
Texas Transportation Commission
GO Bonds Series 2006B	(a)	4.15%		07/05/24	8,590,000	8,590,000
GO Refunding Bonds Series 2014 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.92%		07/05/24	3,000,000	3,000,000
State Highway Fund 1st Tier RB Series 2014B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.93%		07/05/24	119,000,000	119,000,000
State Highway Fund 1st Tier RB Series 2016A		5.00%		10/01/24	250,000	250,694
State Highway Fund 1st Tier Refunding RB Series 2015		5.00%		10/01/24	350,000	351,080
Texas Veterans Housing Assistance Program
GO Bonds Fund II Series 2006D (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/05/24	4,020,000	4,020,000
GO Bonds Fund II Series 207B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/05/24	19,805,000	19,805,000
Texas Water Dev Brd
State Water Implementation Fund RB Series 2018B		5.00%		10/15/24	180,000	180,648
State Water Implementation Fund RB Series 2019A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.92%		07/05/24	2,850,000	2,850,000
State Water Implementation Fund RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	5,000,000	5,000,000
State Water Implementation Fund RB Series 2023A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	4.03%	07/05/24	07/11/24	9,000,000	9,000,000
State Water Implementation Fund RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,000,000	2,000,000
State Water Implenmentation Fund RB Series 2022		5.00%		10/15/24	660,000	662,645
Univ of Texas
CP Notes Series A		3.82%		07/01/24	25,000,000	25,000,000
CP Notes Series A		3.82%		07/02/24	25,000,000	25,000,000
CP Notes Series A		3.82%		07/03/24	25,000,000	25,000,000
CP Notes Series A		3.60%		07/11/24	6,000,000	6,000,000
CP Notes Series A		3.68%		08/20/24	10,000,000	10,000,000
CP Notes Series A		3.66%		08/28/24	20,000,000	20,000,000
CP Notes Series A		3.65%		08/30/24	20,000,000	20,000,000
CP Notes Series A		3.82%		09/03/24	25,000,000	25,000,000
CP Notes Series A		3.85%		10/01/24	25,000,000	25,000,000
CP Notes Series A		3.85%		10/02/24	25,000,000	25,000,000
CP Notes Series A		3.64%		10/09/24	22,500,000	22,500,000
CP Notes Series A		3.64%		10/10/24	25,000,000	25,000,000
CP Notes Series A		3.58%		10/31/24	20,000,000	19,994,965
Financing System RB Series 2008B	(a)	3.85%		07/05/24	700,000	700,000
Financing System RB Series 2016D		5.00%		08/15/24	290,000	290,370
Financing System RB Series 2016J		5.00%		08/15/24	240,000	240,295
Financing System RB Series 2019B (LIQ: UBS AG)	(b)(c)(d)	3.91%		07/05/24	4,340,000	4,340,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Permanent Univ Fund Bonds Series 2014B		5.00%		07/01/24	665,000	665,000
RB Series 2016B		5.00%		07/01/24	1,435,000	1,435,000
Refunding RB Series 2010B		5.00%		08/15/24	5,060,000	5,068,207
Revenue Financing CP Series A		3.60%		07/01/24	22,410,000	22,410,000
Revenue Financing CP Series A		3.48%		07/02/24	500,000	499,993
Revenue Financing CP Series A		3.55%		08/13/24	25,000,000	25,000,000
Revenue Financing CP Series A		3.50%		08/15/24	8,000,000	8,000,000
Revenue Financing CP Series A		3.55%		08/15/24	12,500,000	12,500,000
Revenue Financing CP Series A		3.68%		08/19/24	22,000,000	22,000,000
Revenue Financing CP Series A		3.50%		10/08/24	13,000,000	12,994,502
Revenue Financing CP Series A		3.60%		10/09/24	20,000,000	20,000,000
Revenue Financing CP Series A		3.48%		10/15/24	7,500,000	7,500,000
Revenue Financing CP Series A		3.50%		10/17/24	5,000,000	5,000,000
Revenue Financing CP Series A		3.48%		10/18/24	5,600,000	5,600,000
Revenue Financing CP Series A		3.60%		11/13/24	4,000,000	4,000,000
Revenue Financing CP Series A		3.60%		11/18/24	20,000,000	20,000,000
Revenue Financing CP Series A		3.90%		11/21/24	20,000,000	20,000,000
Revenue Financing CP Series A		3.55%		12/09/24	20,000,000	20,000,000
Revenue Financing CP Series A		3.55%		12/10/24	16,000,000	16,000,000
Revenue Financing CP Series A		3.55%		12/11/24	5,000,000	5,000,000
Revenue Financing System Bonds Series 2008B	(a)	3.88%		07/05/24	2,525,000	2,525,000
Revenue Financing System Bonds Series 2019B (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	4.21%		07/01/24	36,260,000	36,260,000
Waco ISD
ULT GO Bonds Series 2022B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	100,000	100,117
Waxahachie ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.92%		07/05/24	1,615,000	1,615,000
Wichita Falls Tex ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/01/25	145,000	145,386
Wylie ISD
ULT GO Refunding Bonds Series 2015C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		6.50%		08/15/24	195,000	195,611
						3,365,443,104
UTAH 0.4%
Intermountain Power Agency
Power Supply RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	8,420,000	8,420,000
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF MONTREAL)	(a)	4.00%		07/05/24	680,000	680,000
Salt Lake City
Airport RB Series 2017A & 2021A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.96%		07/05/24	8,940,000	8,940,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Utah Cnty
Hospital RB (IHC Health Services) Series 2016C (LIQ: BMO BANK NA)	(a)	3.85%		07/05/24	1,755,000	1,755,000
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.95%		07/05/24	1,000,000	1,000,000
Hospital RB (IHC Health Services) Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	4,875,000	4,875,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.95%		07/05/24	34,655,000	34,655,000
						60,325,000
VIRGINIA 0.7%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Health) Series 2018A (LIQ: TD BANK NA)	(a)	3.80%		07/05/24	32,985,000	32,985,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2016C	(a)	3.90%		07/05/24	11,160,000	11,160,000
Health Care RB (Inova Health) Series 2018C	(a)	3.90%		07/05/24	1,670,000	1,670,000
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2020A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	3,365,000	3,365,000
Sr Lien RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	12,495,000	12,495,000
Sr Lien RB Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,250,000	2,250,000
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2017B (LOC: TRUIST BANK)	(a)	4.90%		07/01/24	900,000	900,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2010C2 (LOC: TD BANK NA)	(a)	3.90%		07/05/24	5,150,000	5,150,000
Norfolk Economic Development Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2012B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.92%		07/05/24	7,000,000	7,000,000
Hospital Facilities RB (Sentara Health) Series 2016A	(a)	3.85%		07/05/24	2,905,000	2,905,000
Virginia Commonwealth Univ Health System Auth
Refunding RB Series 2024B (LOC: TD BANK NA)	(a)	4.95%		07/01/24	24,000,000	24,000,000
Williamsburg Economic Development Auth
Housing RB (Provident Group Williamsburg Properties) Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	4,050,000	4,050,000
						107,930,000
WASHINGTON 2.0%
Auburn SD #408
ULT GO Refunding Bonds Series 2022 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	1,000,000	1,005,916
Bellingham SD #501
ULT GO Refunding Bonds Series 2023 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	1,185,000	1,191,677
Bethel SD #403
ULT GO Bonds Series 2024 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	100,000	100,482
ULT GO Refunding Bonds Series 2014 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/24	150,000	150,000
Camas SD #117
ULT GO Bonds Series 2016 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	150,000	150,716
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Central Valley SD #356
ULT GO Bonds Series 2018 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	140,000	140,705
Clark Cnty SD
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	100,000	100,599
East Valley SD #90
ULT GO Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	355,000	357,066
Evergreen SD #114
ULT GO Bonds Series 2022 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	115,000	115,617
Highline SD #401
ULT GO Refunding Bonds Series 2022B (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	150,000	150,719
Issaquah SD #411
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	745,000	749,673
Kennewick SD #17
ULT GO Bonds Series 2021 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	115,000	115,700
Kent SD #415
ULT GO Bonds Series 2018 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	400,000	402,395
King Cnty
Jr Lien Sewer Refunding RB Series 2024 (LIQ: BANK OF AMERICA NA)	(a)	4.85%		07/01/24	57,280,000	57,280,000
Sewer RB Series 2018B		5.00%		07/01/24	155,000	155,000
Sewer RB Series 2023 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	4,310,000	4,310,000
Sewer Refunding RB Series 2014B		5.00%		07/01/24	185,000	185,000
King Cnty Housing Auth
RB (Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	(a)	3.91%		07/05/24	3,390,000	3,390,000
King Cnty SD #400 Mercer Island
ULT GO Refunding Bonds Series 2024 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	100,000	100,479
King Cnty SD #403 Renton
ULT GO Bonds Series 2023 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	400,000	402,517
King Cnty Sewer System
LT GO CP Series A		3.71%		08/27/24	25,000,000	25,000,000
Moses Lake SD #161
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	500,000	502,447
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	(a)	3.96%		07/05/24	6,125,000	6,125,000
Port of Seattle
Intermediate Lien RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.02%		07/05/24	2,585,000	2,585,000
Intermediate Lien RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.95%		07/05/24	5,420,000	5,420,000
Intermediate Lien RB Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.02%		07/05/24	6,320,000	6,320,000
Intermediate Lien Refunding RB Series 2021C		5.00%		08/01/24	5,290,000	5,294,298
Intermediate Lien Refunding RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/05/24	3,630,000	3,630,000
Sub Lien Refunding RB Series 2008 (LOC: BANK OF AMERICA NA)	(a)	3.85%		07/05/24	136,195,000	136,195,000
Seattle
Light & Power Refunding RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	3,330,000	3,330,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Shoreline SD #412
ULT GO Bonds Series 2018 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	275,000	276,601
Spokane & Whitman Cntys SD #360-316
ULT GO Refunding Bonds Series 2016 (GTY: WASHINGTON (STATE OF))		2.00%		12/01/24	100,000	99,164
Spokane SD #81
ULT GO Refunding Bonds Series 2023 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	100,000	100,477
Sumner SD #320
ULT GO Refunding RB Series 2016 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	185,000	186,108
Thurston Cnty SD #33 Tumwater
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	100,000	100,574
Washington
COP Series 2019A		5.00%		01/01/25	120,000	120,683
COP Series 2021B		5.00%		07/01/24	315,000	315,000
COP Series 2022A		5.00%		01/01/25	300,000	302,063
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.91%		07/05/24	11,625,000	11,625,000
GO Bonds Series 2016A1		5.00%		08/01/24	515,000	515,451
GO Bonds Series 2018A		5.00%		08/01/24	200,000	200,166
GO Bonds Series 2020A		5.00%		08/01/24	275,000	275,227
GO Bonds Series 2021A		5.00%		08/01/24	300,000	300,284
GO Bonds Series 2022C (LIQ: CITIBANK NA)	(b)(c)(d)	3.92%		07/05/24	5,500,000	5,500,000
GO Bonds Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	1,675,000	1,675,000
GO Bonds Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	1,665,000	1,665,000
GO Refunding Bonds Series R2015A		5.00%		07/01/24	500,000	500,000
GO Refunding Bonds Series R2015C		5.00%		07/01/24	1,500,000	1,500,000
GO Refunding Bonds Series R2015E		5.00%		07/01/24	115,000	115,000
GO Refunding Bonds Series R2016A		5.00%		07/01/24	300,000	300,000
GO Refunding Bonds Series R2016B		5.00%		07/01/24	450,000	450,000
GO Refunding Bonds Series R2017A		5.00%		08/01/24	185,000	185,173
GO Refunding Bonds Series R2018C		5.00%		08/01/24	325,000	325,272
GO Refunding Bonds Series R-2018D		5.00%		08/01/24	945,000	945,896
GO Refunding Bonds Series R-2020C		5.00%		07/01/24	595,000	595,000
GO Refunding Bonds Series R2021C		5.00%		08/01/24	275,000	275,233
GO Refunding Bonds Series R2021D		5.00%		07/01/24	4,750,000	4,750,000
GO Refunding Bonds Series R2022C		5.00%		07/01/24	410,000	410,000
GO Refunding Bonds Series R2023A		5.00%		08/01/24	215,000	215,186
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2015B		5.00%		07/01/24	895,000	895,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2016C		5.00%		07/01/24	340,000	340,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2020B		5.00%		01/01/25	165,000	166,069
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D		5.00%		07/01/24	1,175,000	1,175,000
Motor Vehicle Fuel Tax Refunding GO Bonds Series R2020D		5.00%		07/01/24	910,000	910,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	(a)	3.87%		07/05/24	15,300,000	15,300,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Washington State Housing Finance Commission
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.91%		07/05/24	5,425,000	5,425,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.91%		07/05/24	3,060,000	3,060,000
M/F Housing RB (Urban Center Apts) Series 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.31%		07/05/24	295,000	295,000
Whitman Cnty Wash SD#267 Pullman
ULT GO Refunding Bonds Series 2023 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	175,000	175,839
						326,521,472
WEST VIRGINIA 0.4%
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A	(a)	4.12%		07/05/24	39,800,000	39,800,000
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2008B (LOC: TRUIST BANK)	(a)	3.99%		07/05/24	23,240,000	23,240,000
						63,040,000
WISCONSIN 1.5%
Green Bay Redevelopment Auth
Exempt Facility RB (Green Bay Packaging Inc) Series 2019 (LOC: WELLS FARGO BANK NA)	(a)	4.00%		07/05/24	73,900,000	73,900,000
Univ Of Wisconsin Hospital Auth
Refunding RB Series 2009B (LOC: US BANK NATIONAL ASSOCIATION)	(a)	4.95%		07/01/24	1,900,000	1,900,000
Wisconsin Health & Educational Facilities Auth
RB (Univ of Wisconsin Medical Fdn) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	(a)	3.77%		07/05/24	6,000,000	6,000,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	4.05%		07/05/24	3,365,000	3,365,000
Home Ownership RB Series 2015C (LIQ: ROYAL BANK OF CANADA)	(a)	3.85%		07/05/24	27,490,000	27,490,000
Home Ownership RB Series 2024A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	7,295,000	7,295,000
Home Ownership RB Series 2024B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	7,500,000	7,500,000
Housing RB Series 2018A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	4,500,000	4,500,000
Housing RB Series 2022C (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.83%		07/05/24	4,650,000	4,650,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.90%		07/05/24	5,310,000	5,310,000
M/F Housing Bonds Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	3.85%		07/05/24	570,000	570,000
Wisconsin Public Finance Auth
Health System Refunding RB (Cone Health) Series 2023D (LOC: TRUIST BANK)	(a)	3.93%		07/05/24	60,190,000	60,190,000
Health System Refunding RB (Cone Health) Series 2023E (LOC: TRUIST BANK)	(a)	3.85%		07/05/24	38,600,000	38,600,000
Solid Waste Disposal RB (Coleman Ponderosa) Series 2023 (LOC: AGRIBANK FCB)	(a)	4.00%		07/05/24	10,000,000	10,000,000
						251,270,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WYOMING 1.0%
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	4.77%		07/01/24	63,430,000	63,430,000
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	4.84%		07/01/24	45,700,000	45,700,000
Sublette Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2014	(a)	4.84%		07/01/24	22,400,000	22,400,000
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	4.75%		07/01/24	2,000,000	2,000,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	(a)	4.02%		07/05/24	32,700,000	32,700,000
						166,230,000
MULTIPLE STATES 7.8%
AllianceBernstein National Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2024 (LOC: BANK OF AMERICA NA)	(a)(b)	3.98%		07/05/24	25,000,000	25,000,000
Blackrock Muni Assets Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	3.98%		07/05/24	70,000,000	70,000,000
Blackrock Muni Yield Quality Fund III
Variable Rate Demand Preferred Sahres Series W7 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.98%		07/05/24	74,000,000	74,000,000
Variable Rate Demand Preferred Shares Series W7A (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.98%		07/05/24	70,000,000	70,000,000
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.94%		07/05/24	58,400,000	58,400,000
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.94%		07/05/24	33,000,000	33,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.93%		07/05/24	80,500,000	80,500,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.93%		07/05/24	26,500,000	26,500,000
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.93%		07/05/24	264,800,000	264,800,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.93%		07/05/24	25,000,000	25,000,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(b)	3.94%		07/05/24	103,300,000	103,300,000
Nuveen Municipal Credit Opportunities Fund
Variable Rate Demand Preferred Shares Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.98%		07/05/24	61,400,000	61,400,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.98%		07/05/24	181,200,000	181,200,000
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	(a)(b)	3.98%		07/05/24	95,600,000	95,600,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.98%		07/05/24	29,200,000	29,200,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.98%		07/05/24	71,000,000	71,000,000
Variable Rate Demand Preferred Shares Series 2 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.98%		07/05/24	12,600,000	12,600,000
						1,281,500,000
Total Municipal Securities (Cost $16,694,040,164)						16,694,040,164
Total Investments in Securities (Cost $16,694,040,164)						16,694,040,164

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,864,510,000 or 23.5% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$16,694,040,164
Receivables:
Fund shares sold		131,035,745
Investments sold		89,175,000
Interest		79,711,879
Prepaid expenses	+	172,887
Total assets		16,994,135,675

Liabilities
Payables:
Investments bought - delayed-delivery		256,309,059
Investments bought		105,650,157
Fund shares redeemed		95,021,900
Due to custodian		79,059,277
Distributions to shareholders		21,622,647
Investment adviser and administrator fees		2,289,385
Shareholder service fees		72,345
Accrued expenses	+	311,855
Total liabilities		560,336,625
Net assets		$16,433,799,050

Net Assets by Source
Capital received from investors		$16,433,735,262
Total distributable earnings	+	63,788
Net assets		$16,433,799,050

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$4,014,445,311		4,013,411,514		$1.00
Ultra Shares	$12,419,353,739		12,416,148,612		$1.00

See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$267,747,333

Expenses
Investment adviser and administrator fees		14,693,422
Shareholder service fees:
Investor Shares		2,908,398
Registration fees		407,678
Portfolio accounting fees		121,452
Custodian fees		93,143
Shareholder reports		52,559
Professional fees		33,875
Independent trustees’ fees		28,275
Transfer agent fees		659
Other expenses	+	60,702
Total expenses		18,400,163
Expense reduction	–	779,957
Net expenses	–	17,620,206
Net investment income		250,127,127

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		60,157
Increase in net assets resulting from operations		$250,187,284
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$250,127,127	$473,751,965
Net realized gains	+	60,157	318,040
Increase in net assets from operations		$250,187,284	$474,070,005

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($60,580,796 )	($108,431,828 )
Ultra Shares	+	(189,542,871)	(365,521,336)
Total distributions		($250,123,667 )	($473,953,164 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		3,012,158,939	7,683,763,914
Ultra Shares	+	11,342,865,359	28,650,362,106
Total shares sold		14,355,024,298	36,334,126,020
Shares Reinvested
Investor Shares		39,541,474	76,224,652
Ultra Shares	+	127,325,734	270,193,609
Total shares reinvested		166,867,208	346,418,261
Shares Redeemed
Investor Shares		(3,040,214,579)	(6,711,058,724)
Ultra Shares	+	(11,598,236,638)	(27,954,683,454)
Total shares redeemed		(14,638,451,217)	(34,665,742,178)
Net transactions in fund shares		(116,559,711)	2,014,802,103

NET ASSETS
Beginning of period		$16,550,295,144	$14,535,376,200
Total increase (decrease)	+	(116,496,094)	2,014,918,944
End of period		$16,433,799,050	$16,550,295,144

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Distributions from net realized gains	—	(0.00)[2]	—	(0.00)[2]	—	—
Total distributions	(0.02)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.56%[3]	3.02%	0.90%	0.02%	0.34%	1.19%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%[4]	0.34%	0.31%[5,6]	0.11%[6]	0.31%[6,7]	0.35%
Gross operating expenses	0.36%[4]	0.38%	0.37%[5]	0.37%	0.49%	0.52%
Net investment income (loss)	3.12%[4]	2.97%	1.01%	0.01%	0.38%	1.17%
Net assets, end of period (x 1,000,000)	$1,138	$1,075	$875	$644	$835	$1,273

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.03	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]	0.00 [3]
Total from investment operations	0.02	0.03	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	—	(0.00)[3]	—	(0.00)[3]	—
Total distributions	(0.02)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.64%[4]	3.17%	1.03%	0.02%	0.01%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[5]	0.19%	0.19%[6,7]	0.11%[7]	0.19%[5,7]
Gross operating expenses	0.21%[5]	0.23%	0.22%[6]	0.22%	0.22%[5]
Net investment income (loss)	3.27%[5]	3.17%	1.50%	0.01%	0.02%[5]
Net assets, end of period (x 1,000,000)	$2,259	$2,065	$967	$161	$229

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.3% OF NET ASSETS
ALABAMA 4.1%
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	1,965,000	1,965,000
Black Belt Energy Gas District
Gas RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.93%		07/05/24	17,500,000	17,500,000
Gas RB Series 2023C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.93%		07/05/24	5,520,000	5,520,000
Gas Supply RB Series 2023B	(a)(b)(c)	3.91%		07/05/24	4,000,000	4,000,000
Energy Southeast Cooperative District
Energy Supply RB Series 2024B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.93%		07/05/24	7,085,000	7,085,000
Huntsville Health Care Auth
CP		3.63%		10/10/24	5,000,000	5,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(d)	3.93%		07/05/24	23,200,000	23,200,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(d)	3.93%		07/05/24	20,000,000	20,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	(d)	3.93%		07/05/24	38,520,000	38,520,000
Southeast Energy Auth
Commodity Supply RB (Project No 5) Series 2023A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	2,335,000	2,335,000
Commodity Supply RB Series 2023B	(a)(b)(c)	3.91%		07/05/24	4,000,000	4,000,000
The Southeast Alabama Gas District
Gas Supply Refunding RB Series 2024A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.93%		07/05/24	5,315,000	5,315,000
Gas Supply Refunding RB Series 2024B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.93%		07/05/24	3,125,000	3,125,000
						137,565,000
ALASKA 0.6%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	(d)	3.88%		07/05/24	1,200,000	1,200,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Valdez
Refunding RB (ExxonMobil) Series 1993B	(d)	4.75%		07/01/24	16,930,000	16,930,000
Terminal Refunding RB (Exxon) Series 1993C	(d)	4.75%		07/01/24	570,000	570,000
						18,700,000
ARIZONA 1.6%
Arizona Health Facilities Auth
RB (Banner Health) Series 2007B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.91%		07/05/24	10,000,000	10,000,000
Maricopa Cnty IDA
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	2,500,000	2,500,000
Hospital RB (HonorHealth) Series 2024C (LOC: ROYAL BANK OF CANADA)	(d)	3.85%		07/05/24	10,000,000	10,000,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023B (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.93%		07/05/24	5,050,000	5,050,000
Electric System RB Series 2023B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.90%		07/05/24	7,500,000	7,500,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: BANK OF NOVA SCOTIA)	(d)	3.95%		07/05/24	18,500,000	18,500,000
						53,550,000
CALIFORNIA 1.5%
California
GO Bonds		4.00%		10/01/24	100,000	100,022
California Health Facilities Financing Auth
CP (Stanford Health Care) Series 2008B2-1		3.70%		12/03/24	12,050,000	12,050,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004K		3.60%		10/17/24	6,000,000	6,000,000
RB (Kaiser Permanente) Series 2009B4		3.58%		10/16/24	7,595,000	7,593,316
Los Angeles USD
GO Bonds Series 2020C		5.00%		07/01/24	195,000	195,000
San Diego USD
GO Bonds Series 2022F2 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.91%		07/05/24	2,920,000	2,920,000
Santa Clara Valley Water District
CP Series A (LOC: MUFG BANK LTD)		3.65%		09/05/24	15,600,000	15,600,000
Univ of California
CP Notes Series 2009A		3.80%		08/15/24	8,000,000	8,000,000
						52,458,338
COLORADO 1.1%
Colorado
COP Series 2021S (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	4,540,000	4,540,000
Colorado Health Facilities Auth
Hospital RB (Advent Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	7,815,000	7,815,000
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	1,365,000	1,365,000
RB (Intermountain Healthcare) Series 2022A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	2,800,000	2,800,000
RB (Intermountain Healthcare) Series 2024C	(d)	3.88%		07/05/24	10,000,000	10,000,000
RB (Intermountain Healthcare) Series 2024D	(d)	4.85%		07/01/24	3,500,000	3,500,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Intermountain Healthcare) Series 2024E (LIQ: TD BANK NA)	(d)	4.95%		07/01/24	1,000,000	1,000,000
Refunding RB (SCL Health System) Series 2019A		5.00%		01/01/25	150,000	150,853
Denver
Dedicated Tax RB Series 2021A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.91%		07/05/24	4,000,000	4,000,000
Denver SD #1
GO Bonds Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	1,400,000	1,400,000
						36,570,853
CONNECTICUT 0.3%
Connecticut Development Auth
Refunding RB (Bradley Airport Hotel) Series 2006A (LOC: TD BANK NA)	(d)	3.98%		07/05/24	8,615,000	8,615,000
Connecticut HFA
Housing Mortgage Finance Bonds Series 2022A-3 (LIQ: TD BANK NA)	(d)	3.88%		07/05/24	700,000	700,000
						9,315,000
DISTRICT OF COLUMBIA 0.9%
District of Columbia
Income Tax Secured RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	4,480,000	4,480,000
District of Columbia Water & Sewer Auth
Extendible CP Series A		3.72%	07/10/24	03/03/25	6,300,000	6,300,000
Public Utility Sub Lien RB Series 2014B2 (LIQ: TD BANK NA)	(d)	3.93%		07/05/24	18,400,000	18,400,000
						29,180,000
FLORIDA 2.5%
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		3.67%		08/01/24	6,905,000	6,905,000
Florida
Bridge Construction Bonds Series 2018B		5.00%		07/01/24	1,395,000	1,395,000
Bridge Refunding RB Series 2019A		5.00%		07/01/24	380,000	380,000
Capital Outlay Refunding Bonds Series 2017A		5.00%		01/01/25	245,000	246,394
Florida Housing Finance Corp
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(d)	3.93%		07/05/24	3,520,000	3,520,000
Halifax Hospital Medical Center
Hospital Refunding RB Series 2008 (LOC: JPMORGAN CHASE BANK NA)	(d)	3.98%		07/05/24	1,550,000	1,550,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		3.70%		07/01/24	12,000,000	12,000,000
Manatee Cnty
Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.93%		07/05/24	5,000,000	5,000,000
Miami-Dade Cnty
GO Bonds Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	2,635,000	2,635,000
Special Obligation RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.94%		07/05/24	11,790,000	11,790,000
Transit System Sales Surtax RB Series 2020A & 2018 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	5,430,000	5,430,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	31,565,000	31,565,000
Orlando Utilities Commission
Utility System Refunding RB Series 2015B (LIQ: TD BANK NA)	(d)	4.15%		07/05/24	2,160,000	2,160,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
South Broward Hospital District
Hospital RB Series 2016A & 2018 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.91%		07/05/24	935,000	935,000
						85,511,394
GEORGIA 2.2%
Atlanta
Water & Wastewater CP Series 2021 (LOC: WELLS FARGO BANK NA)		3.82%		07/10/24	10,995,000	10,995,000
Atlanta Hartsfield-Jackson Airport
Airport CP Notes Series N1 (LOC: PNC BANK NA)		3.68%		07/02/24	555,000	555,000
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	3,810,000	3,810,000
Cobb Cnty SD
Construction Notes Series 2024		4.00%		12/16/24	26,550,000	26,635,431
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health) Series 2023A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.92%		07/05/24	3,650,000	3,650,000
Georgia Municipal Electric Auth
Plant Vogtle Units 3 & 4 Project M Bonds Series 2019A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.92%		07/05/24	5,000,000	5,000,000
Project One BAN Series B (LOC: TD BANK NA)		3.65%		08/21/24	9,000,000	9,000,000
Main Street Natural Gas Inc
Gas Supply RB Series 2023B	(a)(b)(c)	3.91%		07/05/24	4,000,000	4,000,000
Gas Supply RB Series 2023C	(a)(b)(c)	3.91%		07/05/24	2,710,000	2,710,000
Gas Supply RB Series 2023E2	(a)(b)(c)	3.91%		07/05/24	10,000,000	10,000,000
						76,355,431
IDAHO 0.2%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		3.70%		08/01/24	7,000,000	7,000,000
ILLINOIS 3.2%
Chicago Transit Auth
2nd Lien Sales Tax RB Series 2017 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	4,400,000	4,400,000
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		3.73%		08/05/24	6,626,000	6,626,000
RB (Adler Planetarium) Series 1997 (LOC: PNC BANK NA)	(d)	3.85%		07/05/24	1,000,000	1,000,000
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.05%		07/05/24	2,900,000	2,900,000
RB (Northshore Edward Elmhurst Health) Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	7,695,000	7,695,000
RB (Northshore Edward Elmhurst Health) Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.70%		07/01/24	32,955,000	32,955,000
RB (Northshore Edward Elmhurst Health) Series 2022E (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.70%		07/01/24	1,545,000	1,545,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	10,900,000	10,900,000
RB (Univ of Chicago Medical Center) Series 2022A & 2016B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	8,000,000	8,000,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.95%		07/01/24	1,550,000	1,550,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Refunding RB (Advocate Health) Series 2014 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.91%		07/05/24	3,460,000	3,460,000
Refunding RB (OSF Healthcare System) Series 2018C (LOC: PNC BANK NA)	(d)	4.85%		07/01/24	800,000	800,000
Illinois Housing Development Auth
RB Series 2023D (LIQ: CITIBANK NA)	(a)(b)(c)	3.91%		07/05/24	5,000,000	5,000,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.92%		07/05/24	6,665,000	6,665,000
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.94%		07/05/24	3,000,000	3,000,000
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.91%		07/05/24	2,165,000	2,165,000
Toll Highway Sr RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.94%		07/05/24	2,000,000	2,000,000
Toll Highway Sr RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.94%		07/05/24	1,975,000	1,975,000
Toll Highway Sr RB Series 2021A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.93%		07/05/24	2,665,000	2,665,000
Toll Highway Sr RB Series 2023A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.94%		07/05/24	2,650,000	2,650,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.04%		07/05/24	1,400,000	1,400,000
						109,351,000
INDIANA 3.5%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	(d)	3.92%		07/05/24	28,500,000	28,500,000
Economic Development RB (Cargill) Series 2011	(d)	3.92%		07/05/24	11,000,000	11,000,000
Environmental Refunding RB (Duke Energy Indiana) Series 2009A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	4.95%		07/01/24	42,760,000	42,760,000
Health Facilities RB (Baptist Healthcare) Series 2017A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	2,500,000	2,500,000
Hospital RB (Parkview Health System) Series 2009B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.95%		07/05/24	945,000	945,000
Refunding RB (Trinity Health) Series 2008D2		3.75%		12/05/24	10,000,000	10,000,000
Indiana Health Facility Financing Auth
RB (Ascension Health Credit Group) Series 2003E-6	(d)	3.82%		07/05/24	10,000,000	10,000,000
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2017B3 (LIQ: TD BANK NA)	(d)	4.95%		07/01/24	2,000,000	2,000,000
S/F Mortgage RB Series 2024A1 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	5,360,000	5,360,000
SF Mortgage RB Series 2024B1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	6,035,000	6,035,000
						119,100,000
IOWA 0.5%
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009A	(d)	3.91%		07/05/24	5,400,000	5,400,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(d)	3.92%		07/05/24	1,390,000	1,390,000
Midwestern Disaster Area RB (Cargill) Series 2012	(d)	3.92%		07/05/24	7,000,000	7,000,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(d)	4.00%		07/05/24	4,060,000	4,060,000
						17,850,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KENTUCKY 1.1%
Louisville & Jefferson Cnty Metro Government
Health System RB (Norton Healthcare) Series 2011A (LOC: PNC BANK NA)	(d)	3.85%		07/05/24	6,100,000	6,100,000
Health System RB (Norton Healthcare) Series 2023C (LOC: TRUIST BANK)	(d)	4.90%		07/01/24	5,000,000	5,000,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.77%		07/03/24	16,097,000	16,097,000
Public Energy Auth of Kentucky
Gas Supply RB Series 2024A1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.93%		07/05/24	5,105,000	5,105,000
Gas Supply Refunding RB Series 2023A1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.92%		07/05/24	4,765,000	4,765,000
						37,067,000
LOUISIANA 1.2%
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A	(d)	4.77%		07/01/24	6,200,000	6,200,000
Louisiana Public Facilities Auth
Hospital RB (Louisiana Children’s Medical Center) Series 2017A (LOC: UBS AG)	(d)	3.83%		07/05/24	24,900,000	24,900,000
Refunding RB (Christus Health) Series 2009B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.85%		07/05/24	3,000,000	3,000,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		4.00%		03/15/25	5,000,000	5,000,000
						39,100,000
MARYLAND 1.1%
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.00%		07/05/24	6,250,000	6,250,000
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.00%		07/05/24	6,695,000	6,695,000
Maryland Health & Higher Educational Facilities Auth
RB Series 1985B (LOC: TD BANK NA)	(d)	3.90%		07/05/24	10,390,000	10,390,000
Maryland Stadium Auth
RB (Baltimore City Public Schools) Series 2020A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	3,800,000	3,800,000
Montgomery Cnty
RB (Trinity Health) Series 2015MD (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	8,810,000	8,810,000
Washington Suburban Sanitary District
GO BAN Series B (LIQ: TD BANK NA)	(d)	4.88%		07/01/24	3,000,000	3,000,000
						38,945,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MASSACHUSETTS 4.0%
Massachusetts
Commonwealth Transportation Fund RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.77%		07/01/24	4,000,000	4,000,000
Commonwealth Transportation Fund RB Series 2023A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.88%		07/05/24	12,200,000	12,200,000
GO Bonds Series 2014C		5.00%		08/01/24	465,000	465,397
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	2,460,000	2,460,000
GO Bonds Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.90%		07/05/24	1,000,000	1,000,000
GO Refunding Bonds Series 2016A		5.00%		07/01/24	385,000	385,000
GO Refunding Bonds Series 2016B		5.00%		07/01/24	2,185,000	2,185,000
GO Refunding Bonds Series 2017C		5.00%		10/01/24	200,000	200,612
GO Refunding Bonds Series 2017D		5.00%		07/01/24	325,000	325,000
GO Refunding Bonds Series 2018B		5.00%		07/01/24	100,000	100,000
GO Refunding Bonds Series 2020B		5.00%		07/01/24	100,000	100,000
RB (Rail Enhancement) Series 2022A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.93%		07/05/24	7,320,000	7,320,000
Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: TD BANK NA)		3.75%		07/10/24	15,000,000	15,000,000
Sr Sales Tax Bonds Series 2005A		5.00%		07/01/24	1,715,000	1,715,000
Sr Sales Tax RB Series 2004C		5.50%		07/01/24	580,000	580,000
Massachusetts Dept of Transportation
Highway System Sub Refunding RB Series 2022A1 (LIQ: TD BANK NA)	(d)	3.75%		07/05/24	2,000,000	2,000,000
Massachusetts Development Finance Agency
RB (Chelsea Jewish Lifecare) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(d)	4.00%		07/05/24	4,875,000	4,875,000
RB (Children’s Hospital Issue) Series V 2024 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	4.99%		07/01/24	24,920,000	24,920,000
Massachusetts HFA
Housing Bonds Series 2024A1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.91%		07/05/24	1,215,000	1,215,000
Housing RB Series 2016I (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.95%		07/01/24	14,745,000	14,745,000
Housing RB Series 2018B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.80%		07/01/24	4,400,000	4,400,000
Massachusetts Water Resources Auth
Water CP Series 2016 (LOC: TD BANK NA)		3.55%		07/11/24	34,500,000	34,498,294
						134,689,303
MICHIGAN 1.9%
Lenawee Cnty Economic Development Corp
Refunding RB (Siena Heights Univ) Series 2009 (LOC: FEDERAL HOME LOAN BANKS)	(d)	3.91%		07/05/24	2,390,000	2,390,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		3.70%		09/03/24	21,690,000	21,690,000
Hospital Refunding RB (Henry Ford Health System) Series 2016 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	4,550,000	4,550,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.95%		07/01/24	1,045,000	1,045,000
Hospital Refunding RB (Trinity Health) Series MI2017A		5.00%		12/01/24	220,000	221,407
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F7 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	1,250,000	1,250,000
Refunding RB (Trinity Health) Series 2008C		5.00%		12/01/24	100,000	100,631
Michigan Housing Development Auth
S/F Mortgage RB Series 2006C (LIQ: TD BANK NA)	(d)	3.97%		07/05/24	9,760,000	9,760,000
S/F Mortgage RB Series 2023B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	2,000,000	2,000,000
S/F Mortgage RB Series 2024A (LIQ: BARCLAYS BANK PLC)	(d)	3.91%		07/05/24	1,955,000	1,955,000
Monroe Public Schools
School Building & Site Bonds Series 2020I (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.93%		07/05/24	3,000,000	3,000,000
Univ of Michigan
General RB Series 2009B		3.68%		08/07/24	10,000,000	10,000,000
General RB Series 2012A	(d)	3.69%		07/05/24	2,500,000	2,500,000
General RB Series 2017A (ESCROW) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.91%	07/01/24	07/05/24	5,760,000	5,760,000
						66,222,038
MINNESOTA 1.6%
Burnsville
M/F Housing Refunding RB (Bridgeway Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	3.96%		07/05/24	1,750,000	1,750,000
Eden Prairie
M/F Housing Refunding RB (Park At City West Apts) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.91%		07/05/24	14,805,000	14,805,000
Minneapolis
Student Residence RB Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.13%		07/05/24	4,490,000	4,490,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2008A	(d)	3.70%		07/05/24	22,400,000	22,400,000
Health Care Facilities RB (Mayo Clinic) Series 2016	(d)	3.70%		07/05/24	10,100,000	10,100,000
St. Louis Park
M/F Housing RB (Shoreham Project) Series 2015B (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.17%		07/05/24	1,100,000	1,100,000
						54,645,000
MISSISSIPPI 0.8%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		3.55%		08/01/24	1,350,000	1,350,000
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2011D	(d)	4.90%		07/01/24	5,365,000	5,365,000
IDRB (Chevron) Series 2007A	(d)	4.75%		07/01/24	8,700,000	8,700,000
IDRB (Chevron) Series 2007C	(d)	4.75%		07/01/24	720,000	720,000
IDRB (Chevron) Series 2007E	(d)	4.75%		07/01/24	700,000	700,000
IDRB (Chevron) Series 2010H	(d)	4.90%		07/01/24	1,010,000	1,010,000
IDRB (Chevron) Series 2011B	(d)	4.90%		07/01/24	3,940,000	3,940,000
Mississippi Home Corp
S/F Mortgage RB Series 2023C (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.92%		07/05/24	5,200,000	5,200,000
						26,985,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MISSOURI 1.0%
Kansas City
Special Obligation Refunding RB (H. Roe Bartle Convention Ctr) Series 2008F (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	4.41%	07/03/24	07/05/24	4,225,000	4,225,000
Missouri Development Finance Board
RB (Kopytek Printing) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.03%		07/05/24	1,120,000	1,120,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2008D	(d)	3.75%		07/05/24	1,785,000	1,785,000
Health Facilities RB (Mercy Health) Series 2023 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	3,520,000	3,520,000
Health Facilities RB (SSM Health) Series 2019A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.92%		07/05/24	4,000,000	4,000,000
RB (Ascension Health) Series 2003C2	(d)	3.95%		07/05/24	6,995,000	6,995,000
RB (Ascension Health) Series 2003C3	(d)	3.81%		07/05/24	8,000,000	8,000,000
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.91%		07/05/24	1,545,000	1,545,000
St. Louis IDA
Health Care Facilities RB (Mid-America Transplant) Series 2013 (LOC: BMO BANK NA)	(d)	4.90%		07/01/24	4,100,000	4,100,000
						35,290,000
NEBRASKA 0.2%
Central Plains Energy
Gas RB Series 2022-1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.93%		07/05/24	655,000	655,000
Nebraska Investment Finance Auth
SF Housing RB Series 2024C (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	1,910,000	1,910,000
Washington Cnty
IDRB (Cargill) Series 2010B	(d)	3.91%		07/05/24	3,500,000	3,500,000
						6,065,000
NEVADA 0.0%
Clark Cnty
Airport System Sub Lien RB Series 2008D2B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.85%		07/05/24	450,000	450,000
NEW HAMPSHIRE 1.6%
National Fin Auth Novant Health
Health Care Facilities RB (Novant Health) Series 2024B (LOC: TRUIST BANK)	(d)	4.75%		07/01/24	28,200,000	28,200,000
Health Care Facilities RB (Novant Health) Series 2024C (LOC: TRUIST BANK)	(d)	4.00%		07/05/24	27,000,000	27,000,000
						55,200,000
NEW JERSEY 0.3%
Brigantine NJ
Temporary Note		4.75%		09/25/24	5,000,000	5,012,122
Gloucester Cnty Improvement Auth
Loan RB (Rowan Univ) Series 2024 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	1,665,000	1,665,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Verona Township
BAN		4.25%		02/28/25	3,014,750	3,031,720
						9,708,842
NEW YORK 18.7%
Bethlehem CSD
BAN 2023B		4.75%		07/12/24	3,300,000	3,301,149
Cazenovia CSD
GO BAN 2023		4.75%		07/12/24	2,545,000	2,545,856
Cheektowaga-Maryvale UFSD
BAN 2023		5.00%		07/24/24	4,775,000	4,778,674
Colonie
BAN 2024		4.25%		03/07/25	8,787,275	8,844,104
Cornwall CSD
GO BAN Series 2024		4.50%		06/18/25	4,000,000	4,033,869
Fairpoint CSD
GO BAN 2024	(e)	4.50%		07/17/25	25,000,000	25,217,000
Farmingdale NY
BAN 2023B		5.00%		09/26/24	3,500,000	3,510,424
Frontier CSD
BAN 2024A		4.50%		06/26/25	12,000,000	12,107,349
Hyde Park CSD
BAN 2024		4.50%		06/25/25	4,000,000	4,036,077
Kingston
BAN 2023A		4.00%		08/15/24	2,705,000	2,705,000
Metropolitan Transportation Auth
Transportation RB Series 2005D1 (LOC: TRUIST BANK)	(d)	4.75%		07/01/24	19,385,000	19,385,000
Transportation RB Series 2015E3 (LOC: BANK OF AMERICA NA)	(d)	4.75%		07/01/24	20,300,000	20,300,000
Transportation Refunding RB Series 2002D-2A1 (LOC: TRUIST BANK)	(d)	4.75%		07/01/24	700,000	700,000
Transportation Refunding RB Series 2020B (LOC: ROYAL BANK OF CANADA)	(d)	4.90%		07/01/24	2,190,000	2,190,000
Minisink Valley CSD
BAN Series 2024		4.50%		06/20/25	4,500,000	4,537,054
New York City
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.95%		07/01/24	1,825,000	1,825,000
GO Bonds Fiscal 2012 Series A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.80%		07/05/24	6,100,000	6,100,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(d)	4.95%		07/01/24	3,000,000	3,000,000
GO Bonds Fiscal 2013 Series A-5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.85%		07/05/24	800,000	800,000
GO Bonds Fiscal 2017 Series A4 (LOC: CITIBANK NA)	(d)	3.98%		07/05/24	1,875,000	1,875,000
GO Bonds Fiscal 2018 Series 1		5.00%		08/01/24	590,000	590,611
GO Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	(d)	4.90%		07/01/24	15,700,000	15,700,000
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.90%		07/01/24	10,000,000	10,000,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.91%		07/05/24	3,000,000	3,000,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.75%		07/01/24	9,700,000	9,700,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.90%		07/01/24	14,750,000	14,750,000
GO Bonds Fiscal 2023 Series A3 (LIQ: BANK OF MONTREAL)	(d)	4.95%		07/01/24	5,100,000	5,100,000
GO Bonds Fiscal 2024 Series C (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.91%		07/05/24	1,925,000	1,925,000
New York City Housing Development Corp
M/F Housing RB Series 2018L2 (LIQ: TD BANK NA)	(d)	3.89%		07/05/24	1,170,000	1,170,000
M/F Housing RB Series 2021F3 (LIQ: BARCLAYS BANK PLC)	(d)	3.80%		07/05/24	3,260,000	3,260,000
M/F Housing RB Series 2022C3 (LIQ: BARCLAYS BANK PLC)	(d)	3.88%		07/05/24	5,000,000	5,000,000
M/F Housing RB Series 2022F3 (LIQ: UBS AG)	(d)	3.88%		07/05/24	10,000,000	10,000,000
M/F Housing RB Series 2023E3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.91%		07/05/24	1,600,000	1,600,000
M/F Housing RB Series 2024 A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	3,195,000	3,195,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series BB1 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.90%		07/05/24	2,085,000	2,085,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series FF1 (LIQ: BANK OF AMERICA NA)	(d)	4.75%		07/01/24	6,495,000	6,495,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series AA2 (LIQ: BARCLAYS BANK PLC)	(d)	3.80%		07/05/24	4,530,000	4,530,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	(d)	4.95%		07/01/24	250,000	250,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.95%		07/01/24	14,250,000	14,250,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB1 (LIQ: BANK OF AMERICA NA)	(d)	4.75%		07/01/24	1,600,000	1,600,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	(d)	4.90%		07/01/24	11,100,000	11,100,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	1,835,000	1,835,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.91%		07/05/24	3,205,000	3,205,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	2,255,000	2,255,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1&3 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	920,000	920,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	1,300,000	1,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series CC (LIQ: BARCLAYS BANK PLC)	(d)	4.90%		07/01/24	800,000	800,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.91%		07/05/24	8,445,000	8,445,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	500,000	500,000
Water & Sewer System RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	(d)	4.90%		07/01/24	3,000,000	3,000,000
Water & Sewer System RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.90%		07/01/24	30,000,000	30,000,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	2,445,000	2,445,000
Water & Sewer System RB Fiscal 2023 Series AA3 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	2,100,000	2,100,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A		5.00%		07/15/24	150,000	150,070
Future Tax Secured Sub Bonds Fiscal 2015 Series E4 (LIQ: BANK OF AMERICA NA)	(d)	4.75%		07/01/24	38,305,000	38,305,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.90%		07/01/24	990,000	990,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.70%		07/01/24	5,000,000	5,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	1,020,000	1,020,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A2 (LIQ: UBS AG)	(d)	4.95%		07/01/24	545,000	545,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.91%		07/05/24	1,300,000	1,300,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.90%		07/05/24	3,280,000	3,280,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.91%		07/05/24	2,905,000	2,905,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	8,475,000	8,475,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(a)(b)(c)	4.03%	07/05/24	07/18/24	1,675,000	1,675,000
Future Tax Secured Sub Bonds Fiscal Series 2017E1 & 2017B1 & 2018B1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	3,305,000	3,305,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 & 2024F1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	21,325,000	21,325,000
Future Tax Secured Sub RB Fiscal 2014 Series B3 (LIQ: BARCLAYS BANK PLC)	(d)	4.90%		07/01/24	12,740,000	12,740,000
New York State Dormitory Auth
State Personal Income Tax RB Series 2015B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	4.90%		07/01/24	10,005,000	10,005,000
State Personal Income Tax RB Series 2020A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.91%		07/05/24	180,000	180,000
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	5,335,000	5,335,000
State Personal Income Tax RB Series 2020A & 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	1,730,000	1,730,000
State Personal Income Tax RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	2,500,000	2,500,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	265,000	265,000
State Sales Tax RB Series 2018E (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.90%		07/05/24	4,475,000	4,475,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: MIZUHO BANK LTD)	(d)	3.80%		07/05/24	1,600,000	1,600,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State HFA
Housing RB (10 Barclay St) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	3.80%		07/05/24	18,900,000	18,900,000
New York State Power Auth
CP Series 1		3.65%		07/10/24	11,250,000	11,249,875
CP Series 1		3.62%		10/08/24	7,000,000	7,000,000
CP Series 1		3.62%		10/09/24	5,000,000	5,000,000
CP Series 1		3.62%		10/10/24	2,400,000	2,400,000
RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	4,935,000	4,935,000
RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	1,130,000	1,130,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	2,595,000	2,595,000
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	2,715,000	2,715,000
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	9,025,000	9,025,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.91%		07/05/24	2,000,000	2,000,000
State Personal Income Tax RB Series 2022C (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	3,000,000	3,000,000
State Personal Income Tax RB Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	1,970,000	1,970,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3C (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.98%		07/05/24	5,100,000	5,100,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.91%		07/05/24	895,000	895,000
North Hempstead
GO BAN 2023B		4.50%		09/20/24	5,500,000	5,507,945
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(d)	3.93%		07/05/24	26,300,000	26,300,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(d)	3.93%		07/05/24	6,000,000	6,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(d)	3.92%		07/05/24	7,100,000	7,100,000
Oneida Cnty
GO BAN 2024		3.75%		02/28/25	7,000,000	7,000,792
Penn Yan CSD
GO Ban Series 2024		4.50%		06/26/25	3,500,000	3,529,308
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.00%		07/05/24	2,785,000	2,785,000
Red Hook CSD
BAN Series 2024		4.50%		06/27/25	6,000,000	6,054,388
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Triborough Bridge & Tunnel Auth
General Refunding RB Series 2005B3 (LOC: BANK OF AMERICA NA)	(d)	4.75%		07/01/24	1,900,000	1,900,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	7,360,000	7,360,000
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	10,195,000	10,195,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.91%		07/05/24	1,050,000	1,050,000
Sales Tax RB Series 2023A & 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	10,690,000	10,690,000
Sales Tax RB Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	4,000,000	4,000,000
Sales Tax RB Series 2024A1 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.91%		07/05/24	2,000,000	2,000,000
Ulster Cnty
BAN 2023		5.25%		11/15/24	6,308,822	6,336,735
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.21%		07/05/24	2,465,000	2,465,000
West Genesee CSD
BAN Series 2024A		4.50%		06/26/25	5,065,000	5,108,362
						634,299,642
OHIO 2.6%
Akron, Bath & Copley Jt Township Hospital District
Hospital RB (Summa Health) Series 2017B (LOC: BMO BANK NA)	(d)	3.93%		07/05/24	3,040,000	3,040,000
RB (Concordia Lutheran Obligated Group) Series 2013A (LOC: TRUIST BANK)	(d)	3.79%		07/05/24	5,000,000	5,000,000
RB (Concordia Lutheran Obligated Group) Series 2018B (LOC: TRUIST BANK)	(d)	3.79%		07/05/24	7,400,000	7,400,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	2,460,000	2,460,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	7,730,000	7,730,000
Hospital Facilities RB (OhioHealth) Series 2018C	(d)	3.85%		07/05/24	7,975,000	7,975,000
Hospital Facilities Refunding RB (OhioHealth) Series 2011C	(d)	3.85%		07/05/24	10,510,000	10,510,000
Hamilton Cnty
Hospital Facilities RB (TriHealth) Series 2017A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	2,000,000	2,000,000
Montgomery Cnty
Hospital Facilities Refunding RB (Kettering Health) Series 1996 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	4.99%		07/01/24	755,000	755,000
Hospital Facilities Refunding RB (Kettering Health) Series 2012 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	4.99%		07/01/24	9,900,000	9,900,000
Ohio
Hospital RB (Cleveland Clinic Health System) Series 2019E (LIQ: PNC BANK NA)	(d)	4.85%		07/01/24	15,755,000	15,755,000
Hospital RB (University Hospitals Health System) Series 2012A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.92%		07/05/24	2,100,000	2,100,000
Hospital RB (University Hospitals Health System) Series 2023C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.92%		07/05/24	4,000,000	4,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		3.78%		07/15/24	395,000	395,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		3.63%		10/02/24	5,000,000	5,000,000
Ohio Hospital Facilities
Hospital Refunding RB (Cleveland Clinic Health System) Series 2017A		5.00%		01/01/25	500,000	503,500
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		3.75%		02/03/25	3,870,000	3,870,000
						88,393,500
OREGON 0.8%
Beaverton SD #48J
GO Bonds Series 2022B (GTY: OREGON (STATE OF)) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	2,665,000	2,665,000
Clackamas Cnty SD #62
GO Refunding Bonds Series 2018B (GTY: OREGON (STATE OF)) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.92%		07/05/24	3,910,000	3,910,000
Oregon
GO Bonds Series 2017H		5.00%		08/01/24	550,000	550,459
GO Refunding Bonds Series 2020N		5.00%		08/01/24	100,000	100,083
GO Refunding Bonds Series 2021H		2.00%		08/01/24	750,000	748,812
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		3.75%		07/31/24	15,520,000	15,520,000
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		3.65%		08/29/24	1,281,000	1,281,000
ULT GO Refunding Bonds Series 2015A		5.00%		08/01/24	200,000	200,169
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: US BANK NATIONAL ASSOCIATION)	(d)	4.30%		07/05/24	3,415,000	3,415,000
						28,390,523
PENNSYLVANIA 3.8%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.00%		07/05/24	4,790,000	4,790,000
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran Obligated Group) Series 2016A (LOC: TRUIST BANK)	(d)	3.79%		07/05/24	3,880,000	3,880,000
Beaver Cnty IDA
RB Series (Concordia Lutheran) 2018A (LOC: TRUIST BANK)	(d)	3.79%		07/05/24	6,750,000	6,750,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: TRUIST BANK)	(d)	3.79%		07/05/24	10,850,000	10,850,000
Butler Cnty Industrial Development Auth
RB (Concordia Lutheran Ministries) Series 2004A (LOC: TRUIST BANK)	(d)	3.79%		07/05/24	2,995,000	2,995,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	3.98%		07/05/24	2,940,000	2,940,000
Lancaster Industrial Development Auth
RB (The Mennonite Home) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.00%		07/05/24	9,000,000	9,000,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health Network) Series 2019A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.92%		07/05/24	5,705,000	5,705,000
Hospital RB (Lehigh Valley Health) Series 2012B (LOC: BANK OF AMERICA NA)	(a)(b)(c)	4.99%		07/01/24	31,135,000	31,135,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	4.00%		07/05/24	630,000	630,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	3.91%		07/05/24	4,185,000	4,185,000
Northampton Cnty General Purpose Auth
Hospital RB (St Luke’s Univ Health) Series 2024B (LOC: TD BANK NA)	(d)	4.95%		07/01/24	5,800,000	5,800,000
Pennsylvania Economic Development Financing Auth
RB (UPMC) Series 2023D1 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	400,000	400,000
Pennsylvania HFA
S/F Mortgage RB Series 2022140A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	6,580,000	6,580,000
S/F Mortgage RB Series 2023-142A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	1,000,000	1,000,000
S/F Mortgage RB Series 2023-143A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.91%		07/05/24	8,665,000	8,665,000
S/F Mortgage RB Series 2024-144A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	4,270,000	4,270,000
S/F Mortgage RB Series 2024-145A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.92%		07/05/24	1,000,000	1,000,000
Pennsylvania State Turnpike Commission
Turnpike Refunding RB Series 2023B (LOC: TD BANK NA)	(d)	3.95%		07/05/24	7,800,000	7,800,000
Philadelphia
GO Refunding Bonds Series 2009B (LOC: BARCLAYS BANK PLC)	(d)	3.85%		07/05/24	7,600,000	7,600,000
Philadelphia Water & Wastewater
Water & Wastewater Revenue CP Series A (LOC: BARCLAYS BANK PLC)		3.60%		07/09/24	2,900,000	2,900,000
						128,875,000
SOUTH CAROLINA 1.5%
Charleston County SD
GO BAN Series 2024B		4.50%		11/14/24	10,000,000	10,031,877
GO BAN Series 2024B		4.75%		05/08/25	15,000,000	15,145,589
Patriots Energy Group Financing Agency
Gas Supply RB Series 2023A1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.93%		07/05/24	12,000,000	12,000,000
Gas Supply RB Series 2023B1	(a)(b)(c)	3.91%		07/05/24	5,295,000	5,295,000
Gas Supply RB Series 2023B1&B2	(a)(b)(c)	3.91%		07/05/24	6,665,000	6,665,000
South Carolina Housing Finance & Development Auth
M/F Rental Housing RB (Franklin Square Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.93%		07/05/24	870,000	870,000
South Carolina Jobs Economic Development Auth
1st Lien Economic Development RB (Port Royal Village Apts) Series 2021A (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.12%		07/05/24	2,070,000	2,070,000
						52,077,466
SOUTH DAKOTA 0.7%
South Dakota Housing Development Auth
Homeowner Mortgage RB Series 2015E (LIQ: BANK OF AMERICA NA)	(d)	3.83%		07/05/24	23,200,000	23,200,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TENNESSEE 2.9%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	(d)	3.99%		07/05/24	2,860,000	2,860,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.92%		07/05/24	7,000,000	7,000,000
Johnson City Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2022C (LOC: TRUIST BANK)	(d)	3.81%		07/05/24	465,000	465,000
Hospital Refunding RB (Ballad Health) Series 2022B (LOC: TRUIST BANK)	(d)	3.95%		07/05/24	40,735,000	40,735,000
Memphis
GO CP Series A (LIQ: TD BANK NA)		3.75%		09/10/24	10,000,000	10,000,000
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2015C		4.00%		07/01/24	250,000	250,000
GO Bonds Series 2017		5.00%		07/01/24	100,000	100,000
GO Bonds Series 2018		5.00%		07/01/24	375,000	375,000
GO CP Series 2024 (LIQ: TD BANK NA)		3.75%		07/17/24	7,000,000	7,000,000
GO CP Series 2024 (LIQ: TD BANK NA)		3.60%		07/29/24	20,000,000	20,000,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	3,100,000	3,100,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	(d)	3.90%		07/05/24	4,850,000	4,850,000
Tennessee Energy Acquisition Corp
Commodity Project RB Series 2021A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.93%		07/05/24	2,500,000	2,500,000
						99,235,000
TEXAS 23.0%
Aledo ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	700,000	700,000
Alief ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	200,000	201,748
Arlington Higher Education Finance Corp
Education RB (Riverwalk Education Foundation) Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.85%		07/05/24	9,225,000	9,225,000
Bastrop ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.92%		07/05/24	4,800,000	4,800,000
Bridge ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.91%		07/05/24	2,605,000	2,605,000
Brownsville
Utilities System CP Series A (LOC: PNC BANK NA)		3.63%		10/10/24	5,000,000	5,000,000
Utilities System CP Series A (LOC: PNC BANK NA)		3.69%		10/10/24	5,000,000	5,000,000
Carthage ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	400,000	400,716
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chapel Hill ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	3,600,000	3,600,000
College Station ISD
ULT Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	145,000	145,177
Corpus Christi ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	250,000	250,324
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	295,000	295,383
Crowley ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.91%		07/05/24	2,000,000	2,000,000
Cuero ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	105,000	105,129
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		3.71%		08/07/24	6,950,000	6,950,000
Sr Sub Lien Sales Tax Revenue CP Series I		3.65%		09/12/24	6,150,000	6,150,000
Dallas ISD
ULT GO Refunding Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	3,750,000	3,750,000
Denison ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	190,000	190,233
Denton ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	150,000	150,180
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	2,000,000	2,000,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	4,000,000	4,000,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	3,240,000	3,240,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.90%		07/05/24	8,000,000	8,000,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.92%		07/05/24	400,000	400,000
Eagle Mountain-Saginaw ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	415,000	415,539
Eanes ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	150,000	150,129
El Paso ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.50%		08/15/24	150,000	149,736
ULT Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	750,000	750,939
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
El Paso Tx Water and Sewer System
Water & Sewer System Refunding RB Series 2022 (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(a)(b)(c)	4.08%	07/05/24	09/03/24	4,700,000	4,700,000
Forney ISD
ULT GO Series 2022B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.91%		07/05/24	2,775,000	2,775,000
Fort Bend ISD
ULT GO Refunding Bonds Series 2017B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	100,000	100,127
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	520,000	520,675
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	150,000	150,182
Frisco ISD
ULT GO Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	280,000	280,339
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	120,000	120,147
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	170,000	170,198
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	100,000	100,126
Harris Cnty
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.75%		08/07/24	5,180,000	5,180,000
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.80%		08/07/24	5,050,000	5,050,000
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.65%		08/08/24	19,790,000	19,790,000
Toll Road System 1st Lien CP Series K2 (LOC: BARCLAYS BANK PLC)		3.65%		07/30/24	5,000,000	5,000,000
Toll Road System 1st Lien CP Series K2 (LOC: BARCLAYS BANK PLC)		3.65%		08/29/24	3,835,000	3,835,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	4.03%		07/05/24	4,000,000	4,000,000
Hospital RB (Memorial Hermann Health) Series 2024D	(d)	4.15%		07/05/24	10,000,000	10,000,000
Hospital RB (Texas Childrens Hospital) Series 2021C (LIQ: BANK OF AMERICA NA)	(d)	4.60%		07/01/24	7,090,000	7,090,000
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	8,245,000	8,245,000
Refunding RB (Methodist Hospital) Series 2009C1		4.60%		07/01/24	103,000,000	103,000,000
Refunding RB (Methodist Hospital) Series 2009C2		4.60%		07/01/24	25,000,000	25,000,000
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	(d)	4.75%		07/01/24	950,000	950,000
Harris Cnty Toll Road Auth
1st Lien Refunding RB Series 2021 (LIQ: UBS AG)	(a)(b)(c)	5.00%		07/01/24	8,760,000	8,760,000
Hearne ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/25	250,000	250,028
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.91%		07/05/24	12,500,000	12,500,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Houston Combined Utility System
1st Lien Refunding RB Series 2004B4 (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.93%		07/05/24	33,100,000	33,100,000
Huckabay Tex ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	200,000	200,250
Humble ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.91%		07/05/24	2,050,000	2,050,000
Klein ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	180,000	180,221
Lamar Consolidated ISD
ULT Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.91%		07/05/24	5,250,000	5,250,000
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	3,000,000	3,000,000
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.92%		07/05/24	3,105,000	3,105,000
Lewisville ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	490,000	490,595
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	230,000	230,279
ULT GO Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	160,000	160,207
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	100,000	100,128
Lockhart ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	300,000	300,260
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2023 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	6,265,000	6,265,000
Transmission Contract Revenue CP (LOC: JPMORGAN CHASE BANK NA)		3.75%		07/30/24	22,400,000	22,399,594
Lower Neches Valley Auth
RB (ExxonMobil) Series 2012	(d)	4.79%		07/01/24	400,000	400,000
Lower Neches Valley Auth Industrial Development Corp
Exempt Facilities Refunding RB (ExxonMobil) Series 2001A	(d)	4.77%		07/01/24	2,455,000	2,455,000
RB (ExxonMobil) Series 2010	(d)	4.80%		07/01/24	1,410,000	1,410,000
Magnolia ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	430,000	430,558
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	160,000	160,207
Midway ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	475,000	475,402
Mount Vernon ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	160,000	160,208
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nixon-Smiley Consolidated ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	240,000	240,311
North East ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	325,000	325,302
ULT GO Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	160,000	160,145
North Texas Municipal Water District
Water System RB Extendable CP		3.95%	07/09/24	02/14/25	8,000,000	8,000,000
Northside ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	300,000	300,381
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	415,000	415,530
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Ave Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.91%		07/05/24	12,485,000	12,485,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total USA) Series 2011	(d)	3.90%		07/05/24	28,315,000	28,315,000
Exempt Facilities RB (Total USA) Series 2012A	(d)	3.90%		07/05/24	10,000,000	10,000,000
Exempt Facilities RB (Total USA) Series 2012B	(d)	3.90%		07/05/24	4,000,000	4,000,000
Princeton ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.90%		07/05/24	6,250,000	6,250,000
Red Oak ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.91%		07/05/24	3,380,000	3,380,000
Roma ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/25	240,000	238,795
Round Rock ISD
ULT GO Refunding Bonds Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/24	950,000	950,807
San Antonio
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		3.80%		08/01/24	7,825,000	7,825,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.67%		07/10/24	11,395,000	11,395,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.65%		08/08/24	15,000,000	15,000,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.65%		08/15/24	5,000,000	5,000,000
Water System Jr Lien Refunding RB Series 2023A & 2022B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	4,635,000	4,635,000
San Antonio Electric & Gas
Electric & Gas System Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.91%		07/05/24	8,000,000	8,000,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	3,325,000	3,325,000
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	3.91%		07/05/24	1,800,000	1,800,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Antonio ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	175,000	175,214
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	3.93%		07/05/24	9,225,000	9,225,000
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	325,000	325,407
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	500,000	500,617
San Benito Consolidated ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	235,000	236,848
San Marcos Consolidated ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	165,000	165,239
Seguin ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	120,000	120,147
Socorro ISD
ULT GO Refunding Bonds Series 2015B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	440,000	440,571
ULT GO Refunding Bonds Series 2017B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	375,000	375,471
Southwest ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/25	885,000	891,531
Spring ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	210,000	210,285
ULT Refunding GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	200,000	200,285
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	2,260,000	2,260,000
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.91%		07/05/24	2,745,000	2,745,000
Hospital Refunding RB (Baylor Scott & White Health) Series 2019B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	6,000,000	6,000,000
RB (Christus Health) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	3,425,000	3,425,000
RB (Christus Health) Series 2022A, 2018B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	1,500,000	1,500,000
RB (Texas Health Resources) Series 2008A	(d)	3.82%		07/05/24	35,960,000	35,960,000
RB (Texas Health Resources) Series 2008B	(d)	4.00%		07/05/24	1,165,000	1,165,000
RB (Texas Health Resources) Series 2008C	(d)	3.82%		07/05/24	710,000	710,000
Texas
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.00%		07/05/24	3,270,000	3,270,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.00%		07/05/24	4,560,000	4,560,000
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.00%		07/05/24	9,865,000	9,865,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.00%		07/05/24	6,260,000	6,260,000
Veterans Bonds Series 2016 (LIQ: TD BANK NA)	(d)	3.91%		07/05/24	13,475,000	13,475,000
Veterans Bonds Series 2021 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	4.00%		07/05/24	6,110,000	6,110,000
Veterans Bonds Series 2022 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	4.00%		07/05/24	7,580,000	7,580,000
Water Financial Assistance GO Refunding Bonds Series 2018A		5.00%		08/01/24	270,000	270,331
Water Financial Assistance Refunding Bonds Series 2018B-3 (ESCROW)		5.00%		08/01/24	390,000	390,372
Water GO Bonds Series 2016A		5.00%		08/01/24	135,000	135,116
Texas City ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	580,000	580,795
Texas Municipal Gas Acquisition & Supply Corp IV
Gas Supply RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.93%		07/05/24	4,360,000	4,360,000
Texas Public Finance Auth
CP Series 2019A		3.75%		08/08/24	2,900,000	2,900,000
Texas Transportation Commission
Mobility Fund Refunding Bonds Series 2014A		5.00%		10/01/24	400,000	401,521
State Highway Fund 1st Tier RB Series 2014B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	3.93%		07/05/24	13,000,000	13,000,000
State Highway Fund 1st Tier RB Series 2016A		5.00%		10/01/24	200,000	200,635
Texas Water Dev Brd
State Water Implementation Fund RB Series 2021		5.00%		10/15/24	105,000	105,424
State Water Implementation Fund RB Series 2021 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.91%		07/05/24	2,000,000	2,000,000
State Water Implementation Fund RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	2,565,000	2,565,000
State Water Implementation Fund RB Series 2022 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	3.91%		07/05/24	3,625,000	3,625,000
State Water Implementation Fund RB Series 2022 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.92%		07/05/24	5,000,000	5,000,000
State Water Implementation Fund RB Series 2023A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(a)(b)(c)	4.03%	07/05/24	07/11/24	2,560,000	2,560,000
State Water Implementation Fund RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.91%		07/05/24	2,600,000	2,600,000
Tioga ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	100,000	100,180
Univ of Texas
CP Notes Series A		3.68%		08/20/24	10,000,000	10,000,000
CP Notes Series A		3.66%		08/28/24	5,000,000	5,000,000
CP Notes Series A		3.58%		10/31/24	5,000,000	4,998,741
Permanent Univ Fund Bonds Series 2014B		5.00%		07/01/24	170,000	170,000
Permanent University Fund Bonds Series 2016A (GTY: TEXAS PERMANENT UNIVERSITY FUND)		5.00%		07/01/24	300,000	300,000
Refunding RB Series 2010B		5.00%		08/15/24	245,000	245,349
Refunding RB Series 2014B		5.00%		08/15/24	175,000	175,219
Refunding RB Series 2016I		5.00%		08/15/24	2,080,000	2,083,156
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017C		5.00%		08/15/24	240,000	240,305
Revenue Financing CP Series A		3.55%		08/15/24	12,500,000	12,500,000
Revenue Financing CP Series A		3.68%		08/19/24	3,000,000	3,000,000
Revenue Financing CP Series A		3.50%		10/08/24	3,000,000	2,998,731
Revenue Financing CP Series A		3.60%		10/09/24	5,000,000	5,000,000
Revenue Financing CP Series A		3.48%		10/15/24	5,000,000	5,000,000
Revenue Financing CP Series A		3.50%		10/17/24	3,704,000	3,704,000
Revenue Financing CP Series A		3.48%		10/18/24	1,400,000	1,400,000
Revenue Financing CP Series A		3.60%		11/18/24	5,000,000	5,000,000
Revenue Financing CP Series A		3.60%		11/21/24	3,653,000	3,653,000
Revenue Financing CP Series A		3.90%		11/21/24	4,000,000	4,000,000
Revenue Financing CP Series A		3.85%		11/22/24	14,200,000	14,200,000
Revenue Financing CP Series A		3.80%		12/16/24	10,000,000	10,000,000
Van Tex ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/25	125,000	124,994
Waxahachie ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.92%		07/05/24	3,125,000	3,125,000
Wylie ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	4,030,000	4,030,000
Yoakum Tex ISD
ULT GO Refunding Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/25	965,000	972,588
Ysleta ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	3.91%		07/05/24	4,000,000	4,000,000
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	4,335,000	4,335,000
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/24	195,000	195,248
						781,553,555
UTAH 0.1%
Utah Cnty
Hospital RB (IHC Health Services) Series 2016C (LIQ: BMO BANK NA)	(d)	3.85%		07/05/24	3,600,000	3,600,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(d)	3.95%		07/05/24	890,000	890,000
						4,490,000
VIRGINIA 0.8%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Health) Series 2018A (LIQ: TD BANK NA)	(d)	3.80%		07/05/24	1,975,000	1,975,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2016C	(d)	3.90%		07/05/24	595,000	595,000
Health Care RB (Inova Health) Series 2018C	(d)	3.90%		07/05/24	1,615,000	1,615,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	3.91%		07/05/24	5,500,000	5,500,000
Sr Lien RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.80%		07/01/24	5,000,000	5,000,000
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2017B (LOC: TRUIST BANK)	(d)	4.90%		07/01/24	1,295,000	1,295,000
Norfolk Economic Development Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2012B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	3.92%		07/05/24	4,000,000	4,000,000
Williamsburg Economic Development Auth
Housing RB (Provident Group Williamsburg Properties) Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	5,800,000	5,800,000
						25,780,000
WASHINGTON 2.1%
Bainbridge Island SD #303
GO Refunding Bonds Series 2012 (GTY: WASHINGTON (STATE OF))		3.00%		12/01/24	150,000	149,660
Bellingham SD #501
ULT GO Bonds Series 2019 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	100,000	100,529
ULT GO Refunding Bonds Series 2023 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	125,000	125,787
Bethel SD #403
ULT GO Refunding Bonds Series 2020 (GTY: WASHINGTON (STATE OF))		2.00%		12/01/24	385,000	382,627
Central Kitsap SD No 401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF))		2.00%		12/01/24	100,000	99,384
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Tax RB Series 2016S1 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	(a)(b)(c)	4.08%	07/05/24	11/01/24	5,860,000	5,860,000
Grant Cnty Wash SD#1
ULT GO Bonds Series 2013 (GTY: WASHINGTON (STATE OF))		4.13%		12/01/24	200,000	200,040
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	235,000	236,122
ULT GO Refunding Bonds Series 2022B (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	250,000	251,322
Kennewick SD #17
ULT GO Bonds Series 2019 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	150,000	150,716
Kent SD #415
ULT GO Bonds Series 2018 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	125,000	125,596
King Cnty
Jr Lien Sewer Refunding RB Series 2024 (LIQ: BANK OF AMERICA NA)	(d)	4.85%		07/01/24	3,950,000	3,950,000
Sewer Improvement Refunding RB Series 2015B		5.00%		07/01/24	630,000	630,000
Sewer RB Series 2018B		5.00%		07/01/24	110,000	110,000
Sewer Refunding RB Series 2014B		5.00%		07/01/24	250,000	250,000
Sewer Refunding RB Series 2016B		5.00%		07/01/24	1,105,000	1,105,000
King Cnty SD #403 Renton
ULT GO Bonds Series 2023 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	290,000	291,522
King Cnty Sewer System
LT GO CP Series A		3.62%		07/18/24	16,600,000	16,600,000
LT GO CP Series A		3.71%		08/27/24	5,000,000	5,000,000
King County SD #210 Federal Way
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/24	155,000	155,104
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lake Washington SD #414
ULT GO Refunding Bonds Series 2016 (GTY: WASHINGTON (STATE OF))		1.75%		12/01/24	100,000	99,181
Peninsula SD #401
ULT GO Refunding Bonds Series 2020 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	250,000	251,573
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: ROYAL BANK OF CANADA)	(d)	3.93%		07/05/24	1,820,000	1,820,000
Snohomish Cnty SD #4 Lake Stevens
ULT GO Refunding Bonds Series 2014		4.00%		12/01/24	250,000	250,044
Thurston Cnty SD #33 Tumwater
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	110,000	110,524
Washington
COP Series 2016B		5.00%		07/01/24	320,000	320,000
COP Series 2019D		5.00%		07/01/24	310,000	310,000
COP Series 2021C		5.00%		01/01/25	235,000	236,337
COP Series 2022B		5.00%		07/01/24	570,000	570,000
GO Bonds Series 2016A1		5.00%		08/01/24	910,000	910,817
GO Bonds Series 2018A		5.00%		08/01/24	125,000	125,153
GO Bonds Series 2021A		5.00%		08/01/24	475,000	475,391
GO Bonds Series 2022C (LIQ: CITIBANK NA)	(a)(b)(c)	3.93%		07/05/24	5,300,000	5,300,000
GO Bonds Series 2024A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	3.91%		07/05/24	1,665,000	1,665,000
GO Refunding Bonds Series R2015A		5.00%		07/01/24	1,575,000	1,575,000
GO Refunding Bonds Series R2015C		5.00%		07/01/24	685,000	685,000
GO Refunding Bonds Series R2017A		5.00%		08/01/24	135,000	135,118
GO Refunding Bonds Series R2018C		5.00%		08/01/24	610,000	610,508
GO Refunding Bonds Series R-2018D		5.00%		08/01/24	225,000	225,242
GO Refunding Bonds Series R2021C (LIQ: CITIBANK NA)	(a)(b)(c)	3.90%		07/05/24	3,200,000	3,200,000
GO Refunding Bonds Series R2022C		5.00%		07/01/24	530,000	530,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2015B		5.00%		07/01/24	1,295,000	1,295,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D		5.00%		07/01/24	300,000	300,000
Motor Vehicle Fuel Tax Refunding GO Bonds Series R2020D		5.00%		07/01/24	300,000	300,000
Washington Health Care Facilities Auth
Health Care Facilities RB (Fred Hutchinson Cancer Ctr) Series 2020 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	3.92%		07/05/24	5,510,000	5,510,000
Washington State Housing Finance Commission
M/F Housing RB (Redmond Ridge Apts) Series 2017 (LOC: FEDERAL HOME LOAN BANKS)	(d)	4.50%		07/05/24	7,565,000	7,565,000
Whitman Cnty Wash SD#267 Pullman
ULT GO Refunding Bonds Series 2023 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/24	125,000	125,727
						70,274,024
WISCONSIN 0.4%
Univ Of Wisconsin Hospital Auth
Refunding RB Series 2009B (LOC: US BANK NATIONAL ASSOCIATION)	(d)	4.95%		07/01/24	12,000,000	12,000,000
Wisconsin Health & Educational Facilities Auth
RB (Bellin Memorial Hospital) Series 2022B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	3.91%		07/05/24	1,450,000	1,450,000
						13,450,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MULTIPLE STATES 5.9%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	3.94%		07/05/24	2,400,000	2,400,000
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(d)	3.94%		07/05/24	7,000,000	7,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(d)	3.93%		07/05/24	51,800,000	51,800,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(d)	3.93%		07/05/24	13,500,000	13,500,000
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	(a)(d)	3.93%		07/05/24	71,000,000	71,000,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(d)	3.94%		07/05/24	55,500,000	55,500,000
						201,200,000
Total Municipal Securities (Cost $3,408,092,909)						3,408,092,909
Total Investments in Securities (Cost $3,408,092,909)						3,408,092,909

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,177,645,000 or 34.7% of net assets.

(b)	Variable rate security; rate shown is effective rate at period end.
(c)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$3,408,092,909
Receivables:
Investments sold		63,491,424
Interest		20,164,065
Fund shares sold		12,934,977
Prepaid expenses	+	164,636
Total assets		3,504,848,011

Liabilities
Payables:
Due to custodian		64,249,771
Investments bought - delayed-delivery		25,217,000
Investments bought		7,090,000
Fund shares redeemed		6,429,016
Distributions to shareholders		4,357,983
Investment adviser and administrator fees		426,217
Shareholder service fees		21,180
Accrued expenses	+	126,282
Total liabilities		107,917,449
Net assets		$3,396,930,562

Net Assets by Source
Capital received from investors		$3,396,873,908
Total distributable earnings	+	56,654
Net assets		$3,396,930,562

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,137,667,801		1,137,419,070		$1.00
Ultra Shares	$2,259,262,761		2,258,880,349		$1.00

See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$52,106,315

Expenses
Investment adviser and administrator fees		2,860,487
Shareholder service fees:
Investor Shares		810,988
Registration fees		203,194
Portfolio accounting fees		59,338
Independent trustees’ fees		22,238
Custodian fees		19,457
Professional fees		17,366
Shareholder reports		8,539
Transfer agent fees		659
Other expenses	+	10,641
Total expenses		4,012,907
Expense reduction	–	338,774
Net expenses	–	3,674,133
Net investment income		48,432,182

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		56,654
Increase in net assets resulting from operations		$48,488,836
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$48,432,182	$71,969,258
Net realized gains	+	56,654	74,351
Increase in net assets from operations		$48,488,836	$72,043,609

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($16,859,713 )	($28,727,531 )
Ultra Shares	+	(31,572,469)	(43,284,907)
Total distributions		($48,432,182 )	($72,012,438 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		677,819,457	1,475,733,130
Ultra Shares	+	2,334,327,948	4,377,378,012
Total shares sold		3,012,147,405	5,853,111,142
Shares Reinvested
Investor Shares		11,321,038	20,329,843
Ultra Shares	+	19,545,805	30,855,164
Total shares reinvested		30,866,843	51,185,007
Shares Redeemed
Investor Shares		(626,568,662)	(1,296,350,073)
Ultra Shares	+	(2,160,001,276)	(3,309,897,947)
Total shares redeemed		(2,786,569,938)	(4,606,248,020)
Net transactions in fund shares		256,444,310	1,298,048,129

NET ASSETS
Beginning of period		$3,140,429,598	$1,842,350,298
Total increase	+	256,500,964	1,298,079,300
End of period		$3,396,930,562	$3,140,429,598

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund each offer two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Municipal Money Fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in money market securities from states and municipal agencies around the country and from U.S. territories and possessions.
The Schwab AMT Tax-Free Money Fund’s goal is to seek the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in money market securities from states and municipal agencies around the country and from U.S. territories and possessions.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2024, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the funds.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

 3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	69%	73%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	11%	12%

	(JPMorgan Chase Bank NA)	(JPMorgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares. An investment in the funds is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors is not required to reimburse the fund for losses , and you should not expect that the sponsors will provide financial support to the funds at any time , including during periods of market stress.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees on fund redemptions if the fund’s board or its delegate determines that the fee is in the best interests of the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.

Government Securities Risk. U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective.  A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State and Regional Risk. State and regional factors could affect a fund’s performance.  To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate.  National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.  Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price.  In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. On July 12, 2023, the SEC adopted amendments to the rules that govern money market funds. These amendments may affect a fund’s investment strategies, performance, yield, expenses and operations.
Money Market Fund Risk. The funds are not designed to offer capital appreciation.  In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended June 30, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Municipal Money Fund	$147,218,798	$50,935,645	$0
Schwab AMT Tax-Free Money Fund	11,900,927	79,378,518	0
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

 8. Federal Income Taxes:
As of June 30, 2024, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab Municipal Money Fund	$16,694,040,164
Schwab AMT Tax-Free Money Fund	3,408,092,909
As of December, 31, 2023, the funds had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2024. The tax basis components of distributions paid during the fiscal year ended December 31, 2023, were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Municipal Money Fund	$460,040,909	$13,912,255	$—
Schwab AMT Tax-Free Money Fund	70,593,532	1,375,726	43,180
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended December 31, 2023, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Funds for so long as the investment adviser serves as the adviser of the Funds, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

MFR25720-22
00301191

Semiannual Holdings and Financial Statements | June 30, 2024
Schwab Municipal Money Funds

Schwab California Municipal
Money Fund
Schwab New York Municipal
Money Fund

In This Report

Financial Statements and Portfolio Holdings
Schwab California Municipal Money Fund	2
Schwab New York Municipal Money Fund	23
Financial Notes	40
Investment Advisory Agreement Approval	48
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
1

Schwab California Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Less distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.01)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.45%[3]	2.58%	0.87%	0.03%	0.32%	1.10%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%[4]	0.34%	0.30%[5,6]	0.10%[6]	0.28%[6,7]	0.35%
Gross operating expenses	0.35%[4]	0.35%	0.35%[5]	0.35%	0.46%	0.49%
Net investment income (loss)	2.89%[4]	2.53%	0.92%	0.01%	0.37%	1.08%
Net assets, end of period (x 1,000,000)	$2,499	$2,483	$2,604	$2,224	$3,405	$6,168

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
2
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.03	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.02	0.03	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	—	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.02)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.52%[4]	2.73%	0.99%	0.03%	0.01%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[5]	0.19%	0.19%[6,7]	0.09%[7]	0.16%[5,7]
Gross operating expenses	0.20%[5]	0.20%	0.20%[6]	0.20%	0.20%[5]
Net investment income (loss)	3.05%[5]	2.68%	1.45%	0.01%	0.01%[5]
Net assets, end of period (x 1,000,000)	$6,297	$5,562	$5,456	$778	$375

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
3

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 102.9% OF NET ASSETS
CALIFORNIA 99.7%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.77%		07/05/24	56,250,000	56,250,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.92%		07/05/24	10,175,000	10,175,000
M/F Housing RB (Lakeside Village) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.70%		07/05/24	8,550,000	8,550,000
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF MONTREAL)	(a)	3.88%		07/05/24	4,460,000	4,460,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF MONTREAL)	(a)	3.85%		07/05/24	440,000	440,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.62%		07/05/24	5,500,000	5,500,000
Bay Area Toll Auth
Toll Bridges RB Series 2024B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.10%		07/05/24	3,000,000	3,000,000
Toll Bridge RB Series 2007A2 (LOC: MUFG BANK LTD)	(a)	3.03%		07/05/24	60,920,000	60,920,000
Toll Bridge RB Series 2007B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.26%		07/05/24	54,125,000	54,125,000
Toll Bridge RB Series 2007D2 (LOC: BANK OF AMERICA NA)	(a)	3.06%		07/05/24	85,490,000	85,490,000
Toll Bridge RB Series 2007G1 (LOC: BANK OF AMERICA NA)	(a)	2.85%		07/05/24	14,490,000	14,490,000
Toll Bridge RB Series 2023A (LOC: BARCLAYS BANK PLC)	(a)	4.55%		07/01/24	27,245,000	27,245,000
Toll Bridge RB Series 2023B (LOC: BARCLAYS BANK PLC)	(a)	4.65%		07/01/24	93,835,000	93,835,000
Toll Bridge RB Series 2024A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.03%		07/05/24	66,000,000	66,000,000
Toll Bridge RB Series 2024D (LOC: TD BANK NA)	(a)	4.70%		07/01/24	82,780,000	82,780,000
Toll Bridge RB Series 2024G (LOC: BANK OF AMERICA NA)	(a)	3.06%		07/05/24	64,600,000	64,600,000
Toll Bridge RB Series 2024I (LOC: TD BANK NA)	(a)	4.55%		07/01/24	2,000,000	2,000,000
Toll Bridges RB Series 2024C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.06%		07/05/24	14,000,000	14,000,000
Toll Bridges RB Series 2024E (LOC: BANK OF AMERICA NA)	(a)	4.55%		07/01/24	2,385,000	2,385,000
See financial notes
4
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California
GO Bond Series 2003C4 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.90%		07/05/24	18,365,000	18,365,000
GO Bonds		5.00%		08/01/24	1,375,000	1,376,176
GO Bonds		5.00%		09/01/24	25,300,000	25,368,527
GO Bonds		4.00%		10/01/24	700,000	700,287
GO Bonds (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/05/24	9,800,000	9,800,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.55%		07/01/24	20,100,000	20,100,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.89%		07/05/24	6,200,000	6,200,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.88%		07/05/24	2,625,000	2,625,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		07/05/24	2,665,000	2,665,000
GO Bonds (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,375,000	2,375,000
GO Bonds Series		5.00%		09/01/24	220,000	220,392
GO Bonds Series 2003C1 (LOC: TD BANK NA)	(a)	3.00%		07/05/24	22,100,000	22,100,000
GO Bonds Series 2004A2 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	4.40%		07/01/24	4,475,000	4,475,000
GO Bonds Series 2004A3 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	4.50%		07/01/24	1,030,000	1,030,000
GO Bonds Series 2004A9 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	2.95%		07/05/24	15,295,000	15,295,000
GO Bonds Series 2005A21 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.60%		07/05/24	76,755,000	76,755,000
GO Bonds Series 2005B1 (LOC: WELLS FARGO BANK NA)	(a)	3.00%		07/05/24	58,435,000	58,435,000
GO Bonds Series 2005B5 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	4.40%		07/01/24	13,520,000	13,520,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		3.55%		07/09/24	30,935,000	30,935,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		3.50%		08/01/24	11,975,000	11,975,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		3.65%		08/01/24	25,125,000	25,124,979
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		3.65%		08/01/24	15,995,000	15,995,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		3.70%		08/01/24	50,000,000	50,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		3.65%		08/06/24	31,510,000	31,510,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		3.50%		09/04/24	15,730,000	15,730,000
GO CP Series A4 (LOC: TD BANK NA)		3.70%		08/07/24	16,965,000	16,965,000
GO CP Series A4 (LOC: TD BANK NA)		3.62%		08/21/24	5,085,000	5,085,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		3.50%		08/07/24	9,120,000	9,120,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		3.60%		07/23/24	50,000,000	50,000,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		3.50%		09/03/24	16,450,000	16,450,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		3.50%		08/29/24	29,660,000	29,660,000
GO CP Series A8 (LOC: BANK OF MONTREAL)		3.55%		08/08/24	23,450,000	23,450,000
GO Refunding Bonds		5.00%		08/01/24	12,120,000	12,132,173
GO Refunding Bonds		5.00%		09/01/24	4,490,000	4,498,116
GO Refunding Bonds		4.00%		10/01/24	2,145,000	2,147,146
GO Refunding Bonds		5.00%		10/01/24	565,000	566,625
GO Refunding Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.55%		07/01/24	15,000,000	15,000,000
GO Refunding Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		07/05/24	1,705,000	1,705,000
Lease RB Series 2021B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		07/05/24	7,500,000	7,500,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
5

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Community Choice Financing Auth
Clean Energy RB Series 2021B1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	9,920,000	9,920,000
Clean Energy RB Series 2023D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	2,000,000	2,000,000
Clean Energy RB Series 2023F (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	3,750,000	3,750,000
Clean Energy RB Series 2024A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.90%		07/05/24	22,375,000	22,375,000
California Dept of Water Resources
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		3.58%		07/17/24	10,857,000	10,857,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		3.60%		07/17/24	20,323,000	20,323,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.60%		07/11/24	1,509,000	1,509,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.60%		07/16/24	10,103,000	10,103,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.60%		07/25/24	41,600,000	41,600,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.55%		08/01/24	29,842,000	29,842,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.55%		08/02/24	40,756,000	40,756,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.55%		08/05/24	38,081,000	38,081,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.55%		08/06/24	25,765,000	25,765,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.58%		08/08/24	50,966,000	50,966,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.58%		08/15/24	36,572,000	36,572,000
Water Revenue CP Series 4 (LIQ: JPMORGAN CHASE BANK NA)		3.67%		08/22/24	33,613,000	33,613,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		3.60%		07/18/24	20,563,000	20,563,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		3.55%		08/02/24	14,194,000	14,194,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		3.55%		08/06/24	14,175,000	14,175,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		3.60%		08/08/24	6,962,000	6,962,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		3.58%		08/15/24	4,000,000	4,000,000
California Educational Facilities Auth
CP Notes (Stanford Univ) Series S1		3.10%		11/01/24	40,000,000	39,966,614
CP Notes (Stanford Univ) Series S3		3.45%		11/18/24	38,000,000	38,000,000
CP Notes (Stanford Univ) Series S4		3.10%		11/01/24	1,200,000	1,200,000
CP Notes (Stanford Univ) Series S4		3.48%		01/10/25	32,800,000	32,800,000
RB (California Institute of Technology) Series 2006A	(a)	2.96%		07/05/24	33,405,000	33,405,000
RB (California Institute of Technology) Series 2006B	(a)	2.85%		07/05/24	37,255,000	37,255,000
RB (Stanford Univ) Series U6 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.87%		07/05/24	54,045,000	54,045,000
RB (Stanford Univ) Series V1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	4.85%		07/01/24	7,175,000	7,175,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	(a)	3.98%		07/05/24	8,000,000	8,000,000
IDRB (J Harris Industrial Water Treatment) Series 2015 (LOC: CITY NATIONAL BANK)	(a)(b)	3.98%		07/05/24	4,910,000	4,910,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: BANK OF MONTREAL)	(a)	3.05%		07/05/24	72,750,000	72,750,000
RB (Adventist Health) Series 2023B (LOC: BARCLAYS BANK PLC)	(a)	4.60%		07/01/24	4,100,000	4,100,000
RB (Cedars-Sinai Health System) Series 2021A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/05/24	2,600,000	2,600,000
RB (Cedars-Sinai Health System) Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.55%		07/01/24	23,860,000	23,860,000
RB (Cedars-Sinai Medical Ctr) Series 2021A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/05/24	22,885,000	22,885,000
RB (Dignity Health) Series 2012A (GTY: MIZUHO BANK LTD)	(b)(c)(d)	4.08%		07/05/24	34,234,000	34,234,000
See financial notes
6
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Kaiser Permanente) Series 2006E		3.65%		09/05/24	15,525,000	15,525,000
RB (Kaiser Permanente) Series 2006E		3.63%		10/16/24	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	4.03%	07/05/24	11/01/24	2,190,000	2,190,000
RB (Scripps Health) Series 2024C1	(a)	2.90%		07/05/24	25,400,000	25,400,000
RB (Scripps Health) Series 2024C2	(a)	3.20%		07/05/24	90,800,000	90,800,000
Refunding RB (Stanford Hospital) Series 2008B1	(a)	2.95%		07/05/24	35,000,000	35,000,000
Refunding RB (Sutter Health) Series 2017A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		07/05/24	1,000,000	1,000,000
Refunding RB CP Notes (Stanford Hospital) Series 2008B2-1		3.40%		09/03/24	42,050,000	42,050,000
California Infrastructure & Economic Development Bank
1st Lien Toll Bridges RB Series 2003A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	11,250,000	11,250,000
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF MONTREAL)	(a)	3.61%		07/05/24	960,000	960,000
RB (Brightline West Passenger Rail) Series 2020A (ESCROW)		3.95%		01/30/25	40,000,000	40,000,000
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)	4.10%		07/05/24	7,745,000	7,745,000
California Municipal Finance Auth
Recovery Zone Facility RB (Chevron) Series 2010A	(a)	4.55%		07/01/24	116,600,000	116,600,000
Recovery Zone Facility RB (Chevron) Series 2010B	(a)	4.55%		07/01/24	5,705,000	5,705,000
Recovery Zone Facility RB (Chevron) Series 2010C	(a)	4.55%		07/01/24	32,725,000	32,725,000
Refunding RB (ExxonMobil) Series 2007	(a)	4.67%		07/01/24	15,885,000	15,885,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF MONTREAL)	(a)	3.71%		07/05/24	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	(a)	2.80%		07/05/24	5,480,000	5,480,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	(a)	3.71%		07/05/24	6,000,000	6,000,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.80%		07/05/24	2,860,000	2,860,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	(a)	2.80%		07/05/24	5,665,000	5,665,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: COBANK ACB)	(a)	3.71%		07/05/24	3,800,000	3,800,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	(a)	3.71%		07/05/24	2,500,000	2,500,000
Solid Waste Disposal RB (JDS Ranch) Series 2003 (LOC: WELLS FARGO BANK NA)	(a)	3.88%		07/05/24	2,350,000	2,350,000
Solid Waste Disposal RB (P & D Dairy Poso Creek Family Dairy LLC) Series 2003 (LOC: BMO BANK NA)	(a)	3.71%		07/05/24	3,000,000	3,000,000
Solid Waste Disposal RB (Recology) Series 2018A (LOC: WELLS FARGO BANK NA)	(a)(b)	3.52%		07/05/24	62,850,000	62,850,000
Solid Waste Disposal RB (Sierra Pacific Ind) Series 2014 (LOC: WELLS FARGO BANK NA)	(a)	2.70%		07/05/24	30,000,000	30,000,000
Solid Waste Disposal RB (T & W Farms) Series 2002 (LOC: BANK OF AMERICA NA)	(a)	3.71%		07/05/24	2,940,000	2,940,000
Solid Waste Disposal RB (Vanderham Family Trust-Koetsier & Son Dairy) Series 2003 (LOC: COBANK ACB)	(a)	3.71%		07/05/24	2,000,000	2,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
7

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Public Finance Auth
RB (Hoag Memorial Hospital Presbyterian) Series 2022B (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.50%		07/01/24	83,750,000	83,750,000
RB (Hoag Memorial Hospital Presbyterian) Series 2022B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.50%		07/01/24	84,800,000	84,800,000
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/05/24	12,000,000	12,000,000
RB (Sharp Healthcare) Series 2024B (LOC: ROYAL BANK OF CANADA)	(a)	2.90%		07/05/24	22,000,000	22,000,000
RB (Sharp Healthcare) Series 2024C (LOC: ROYAL BANK OF CANADA)	(a)	4.65%		07/01/24	57,100,000	57,100,000
RB (Sharp Healthcare) Series 2024D (LOC: TD BANK NA)	(a)	3.00%		07/05/24	37,100,000	37,100,000
RB (Sharp Healthcare) Series 2024E (LOC: TD BANK NA)	(a)	4.70%		07/01/24	60,025,000	60,025,000
California Public Works Board
Lease RB (California Air Resources Board) Series 2022D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/05/24	14,255,000	14,255,000
Lease RB Series 2023D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.93%		07/05/24	2,300,000	2,300,000
California State Univ
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		3.50%		07/10/24	22,396,000	22,396,000
RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/05/24	6,745,000	6,745,000
RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/05/24	8,075,000	8,075,000
California Statewide Communities Development Auth
M/F Housing RB (Avian Glen Apts) Series 2004CC (LOC: CITIBANK NA)	(a)	3.96%		07/05/24	3,290,000	3,290,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.90%		07/05/24	8,700,000	8,700,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.87%		07/05/24	15,000,000	15,000,000
M/F Housing RB (David Ave Apt) Series 2007WW (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.04%		07/05/24	5,300,000	5,300,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.62%		07/05/24	29,990,000	29,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.62%		07/05/24	1,210,000	1,210,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.62%		07/05/24	30,000,000	30,000,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.62%		07/05/24	4,600,000	4,600,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.77%		07/05/24	1,625,000	1,625,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.04%		07/05/24	10,620,000	10,620,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.90%		07/05/24	5,500,000	5,500,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.62%		07/05/24	5,050,000	5,050,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.77%		07/05/24	2,620,000	2,620,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.87%		07/05/24	3,000,000	3,000,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	(a)	3.84%		07/05/24	4,840,000	4,840,000
See financial notes
8
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.87%		07/05/24	11,385,000	11,385,000
M/F Housing RB (Wilshire Court Apts) Series 2003M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.77%		07/05/24	20,290,000	20,290,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	(a)	3.84%		07/05/24	2,070,000	2,070,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.96%		07/05/24	7,000,000	7,000,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.94%		07/05/24	26,245,000	26,245,000
M/F Housing Refunding RB (Lexington Apts) Series 2024A (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.90%		07/05/24	8,690,000	8,690,000
M/F Housing Refunding RB (Regency Park Apts) Series 2024B (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.90%		07/05/24	13,770,000	13,770,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.90%		07/05/24	15,650,000	15,650,000
M/F Housing Refunding RB (Uptown Newport Apts) Series 2021A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.94%		07/05/24	13,730,000	13,730,000
RB (Kaiser Permanente) Series 2004E		3.70%		08/06/24	25,540,000	25,540,000
RB (Kaiser Permanente) Series 2004E		3.65%		09/12/24	25,325,000	25,325,000
RB (Kaiser Permanente) Series 2004E		3.64%		09/17/24	45,015,000	45,015,000
RB (Kaiser Permanente) Series 2004I		3.65%		09/04/24	13,800,000	13,800,000
RB (Kaiser Permanente) Series 2004I		3.65%		09/11/24	27,955,000	27,955,000
RB (Kaiser Permanente) Series 2004I		3.60%		10/03/24	29,590,000	29,590,000
RB (Kaiser Permanente) Series 2004I		3.60%		10/09/24	24,800,000	24,800,000
RB (Kaiser Permanente) Series 2004K		3.60%		10/02/24	41,320,000	41,320,000
RB (Kaiser Permanente) Series 2004K		3.58%		10/08/24	50,080,000	50,080,000
RB (Kaiser Permanente) Series 2006D		3.65%		09/11/24	17,500,000	17,500,000
RB (Kaiser Permanente) Series 2008B		3.75%		08/06/24	22,000,000	22,000,000
RB (Kaiser Permanente) Series 2008B		3.60%		09/12/24	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2008C		3.65%		09/12/24	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2008C		3.60%		10/02/24	38,425,000	38,425,000
RB (Kaiser Permanente) Series 2009B1		3.60%		09/12/24	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2009B2		3.70%		08/06/24	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B3		3.60%		09/10/24	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B5		3.65%		09/12/24	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B6		3.55%		09/05/24	3,900,000	3,900,000
RB (Kaiser Permanente) Series 2009B6		3.65%		09/05/24	7,800,000	7,800,000
RB (Rady Children’s Hospital) Series 2008B (LOC: WELLS FARGO BANK NA)	(a)	4.50%		07/01/24	13,500,000	13,500,000
Chino Valley USD
GO Bonds Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.89%		07/05/24	3,075,000	3,075,000
Chula Vista
M/F Housing Refunding RB (Teresina Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.36%		07/05/24	37,940,000	37,940,000
Contra Costa Water District
Extendible CP		3.75%	08/21/24	02/14/25	11,000,000	11,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
9

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
East Bay Municipal Utility District
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		3.75%		08/07/24	17,000,000	17,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		3.53%		09/05/24	19,860,000	19,860,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		3.85%		11/12/24	6,960,000	6,960,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		3.85%		11/14/24	45,000,000	45,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		3.73%		01/16/25	2,600,000	2,600,000
Water System RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.89%		07/05/24	2,400,000	2,400,000
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018A (LIQ: BANK OF AMERICA NA)	(a)	4.45%		07/01/24	3,500,000	3,500,000
Water & Wastewater Refunding RB Series 2024A (LIQ: BANK OF AMERICA NA)	(a)	4.50%		07/01/24	26,375,000	26,375,000
Elk Grove USD
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	(b)(c)(d)	4.70%		07/01/24	12,410,000	12,410,000
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		3.65%		09/12/24	30,500,000	30,500,000
Irvine
Limited Obligation Bonds (Assessment District 87-8) (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	4.55%		07/01/24	6,886,000	6,886,000
Limited Obligation Bonds (Assessment District 93-14) (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	4.55%		07/01/24	34,052,000	34,052,000
Limited Obligation Bonds (Assessment District No 00-18) Series A (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	4.55%		07/01/24	6,533,000	6,533,000
Irvine Ranch Water District
Consolidated Refunding Bonds Series 2008A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.14%		07/05/24	12,455,000	12,455,000
GO Refunding Bonds Series 2011A1 (LOC: BANK OF AMERICA NA)	(a)	4.65%		07/01/24	13,460,000	13,460,000
GO Refunding Bonds Series 2011A2 (LOC: BANK OF AMERICA NA)	(a)	4.65%		07/01/24	25,840,000	25,840,000
Irvine Reassessment District No 4-20
Limited Obligation Bonds Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	4.55%		07/01/24	4,536,000	4,536,000
Long Beach Finance Auth
Lease RB Series 2023 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	6,670,000	6,670,000
Long Beach USD
GO Bonds Series C (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	1,360,000	1,360,000
GO Refunding Bonds Series 2016		5.00%		08/01/24	625,000	625,587
Los Angeles
TRAN 2024	(e)	5.00%		06/26/25	100,000,000	101,474,000
Wastewater System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		3.53%		09/04/24	29,200,000	29,200,000
Wastewater System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		3.53%		09/05/24	42,000,000	42,000,000
Wastewater System CP Series A2 (LOC: TORONTO-DOMINION BANK/THE)		3.55%		09/10/24	75,000,000	75,000,000
Los Angeles CCD
GO Bonds Series C1		5.00%		08/01/24	3,590,000	3,593,807
GO Refunding Bonds Series 2015A (ESCROW)		5.00%		08/01/24	28,315,000	28,351,750
Los Angeles Cnty
TRAN Series 2024-2025	(e)	5.00%		06/30/25	25,000,000	25,422,500
See financial notes
10
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: BANK OF MONTREAL)		3.65%		07/18/24	14,000,000	14,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		3.60%		07/18/24	59,130,000	59,130,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		3.65%		07/18/24	49,000,000	49,000,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		3.60%		07/18/24	45,193,000	45,193,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		3.65%		07/18/24	67,578,000	67,578,000
Lease Revenue CP Series D (LOC: STATE STREET BANK AND TRUST COMPANY)		3.65%		07/18/24	47,275,000	47,275,000
Los Angeles Cnty Facilities Inc
Lease RB (Vermont Corridor Cnty Administration Building) Series 2018A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.93%		07/05/24	2,500,000	2,500,000
Lease RB (Vermont Corridor Cnty Administration Building) Series 2018A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	1,670,000	1,670,000
Los Angeles Cnty Metropolitan Transportation Auth
1st Tier Sr SalesTax RB Series 2017A		5.00%		07/01/24	200,000	200,000
Sr Sales Tax RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.89%		07/05/24	1,400,000	1,400,000
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2021F (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.89%		07/05/24	3,970,000	3,970,000
Los Angeles Dept of Airports
Sub RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,860,000	2,860,000
Sr RB Series 2020C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.55%		07/01/24	8,000,000	8,000,000
Sr RB Series 2020C & 2022H (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.65%		07/01/24	9,440,000	9,440,000
Sr RB Series 2022G (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	4,975,000	4,975,000
Sr RB Series 2022G (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.93%		07/05/24	2,250,000	2,250,000
Sr RB Series 2022G (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.93%		07/05/24	2,800,000	2,800,000
Sr RB Series 2022G (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.94%		07/05/24	1,500,000	1,500,000
Sr RB Series 2022H (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.55%		07/01/24	6,005,000	6,005,000
Sub RB Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.93%		07/05/24	2,200,000	2,200,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.94%		07/05/24	4,000,000	4,000,000
Sub RB Series 2017A & 2018D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.93%		07/05/24	11,000,000	11,000,000
Sub RB Series 2017A, 2018C, 2019F, 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.93%		07/05/24	5,790,000	5,790,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	1,690,000	1,690,000
Sub RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.93%		07/05/24	1,670,000	1,670,000
Sub RB Series 2018D (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.93%		07/05/24	5,510,000	5,510,000
Sub RB Series 2018D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.93%		07/05/24	4,000,000	4,000,000
Sub RB Series 2019E (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.89%		07/05/24	3,000,000	3,000,000
Sub RB Series 2021D & Sr RB Series 2022G (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.93%		07/05/24	6,450,000	6,450,000
Sub Refunding RB Series 2016B & 2018A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		07/05/24	8,780,000	8,780,000
Sub Refunding RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.96%		07/05/24	5,600,000	5,600,000
Sub Revenue CP Series A1 (LOC: PNC BANK NA)		3.75%		08/05/24	13,085,000	13,085,000
Sub Revenue CP Series A2 (LOC: BARCLAYS BANK PLC)		3.75%		08/06/24	16,000,000	16,000,000
Sub Revenue CP Series A3 (LOC: BANK OF AMERICA NA)		3.55%		09/04/24	51,086,000	51,086,000
Sub Revenue CP Series B1 (LOC: PNC BANK NA)		3.60%		09/04/24	74,217,000	74,217,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
11

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sub Revenue CP Series B2 (LOC: BARCLAYS BANK PLC)		3.80%		08/06/24	59,180,000	59,180,000
Sub Revenue CP Series B2 (LOC: BARCLAYS BANK PLC)		3.70%		08/08/24	27,376,000	27,376,000
Sub Revenue CP Series B3 (LOC: BANK OF AMERICA NA)		3.60%		09/04/24	19,731,000	19,731,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B (LIQ: BARCLAYS BANK PLC)	(a)	3.10%		07/05/24	21,200,000	21,200,000
Power System RB Series 2001B3 (LIQ: BARCLAYS BANK PLC)	(a)	4.55%		07/01/24	20,400,000	20,400,000
Power System RB Series 2001B5 (LIQ: BARCLAYS BANK PLC)	(a)	2.80%		07/05/24	13,000,000	13,000,000
Power System RB Series 2001B6 (LIQ: BARCLAYS BANK PLC)	(a)	4.65%		07/01/24	7,800,000	7,800,000
Power System RB Series 2001B7 (LIQ: BARCLAYS BANK PLC)	(a)	2.80%		07/05/24	550,000	550,000
Power System RB Series 2001B8 (LIQ: BARCLAYS BANK PLC)	(a)	2.85%		07/05/24	4,000,000	4,000,000
Power System RB Series 2002A (LIQ: BANK OF AMERICA NA)	(a)	4.67%		07/01/24	16,400,000	16,400,000
Power System RB Series 2002A5 (LIQ: BANK OF AMERICA NA)	(a)	4.65%		07/01/24	11,795,000	11,795,000
Power System RB Series 2002A6 (LIQ: BANK OF AMERICA NA)	(a)	4.67%		07/01/24	10,450,000	10,450,000
Power System RB Series 2002A7 (LIQ: BANK OF AMERICA NA)	(a)	4.70%		07/01/24	39,025,000	39,025,000
Power System RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.89%		07/05/24	2,670,000	2,670,000
Power System RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.89%		07/05/24	4,800,000	4,800,000
Power System RB Series 2019B		5.00%		07/01/24	550,000	550,000
Power System RB Series 2021A1 (LIQ: ROYAL BANK OF CANADA)	(a)	4.55%		07/01/24	36,935,000	36,935,000
Power System RB Series 2021A2 (LIQ: ROYAL BANK OF CANADA)	(a)	4.65%		07/01/24	12,800,000	12,800,000
Power System RB Series 2021A3 (LIQ: ROYAL BANK OF CANADA)	(a)	4.56%		07/01/24	12,600,000	12,600,000
Power System RB Series 2021C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.55%		07/01/24	13,165,000	13,165,000
Power System RB Series 2021C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.89%		07/05/24	7,000,000	7,000,000
Power System RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/05/24	5,885,000	5,885,000
Power System RB Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.89%		07/05/24	1,830,000	1,830,000
Power System RB Series 2022E		5.00%		07/01/24	175,000	175,000
Power System RB Series 2023A		5.00%		07/01/24	250,000	250,000
Power System RB Series 2023C1 (LIQ: TD BANK NA)	(a)	4.65%		07/01/24	77,700,000	77,700,000
Power System RB Series 2023C2 (LIQ: TD BANK NA)	(a)	4.70%		07/01/24	80,950,000	80,950,000
Power System RB Series 2023F1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.65%		07/01/24	35,075,000	35,075,000
Water System RB Series 2001B1 (LIQ: PNC BANK NA)	(a)	2.80%		07/05/24	10,000,000	10,000,000
Water System RB Series 2001B2 (LIQ: PNC BANK NA)	(a)	4.60%		07/01/24	2,500,000	2,500,000
Water System RB Series 2001B3 (LIQ: PNC BANK NA)	(a)	2.85%		07/05/24	8,000,000	8,000,000
Water System RB Series 2001B4 (LIQ: BARCLAYS BANK PLC)	(a)	4.65%		07/01/24	42,700,000	42,700,000
Water System RB Series 2018A		5.00%		07/01/24	210,000	210,000
Water System RB Series 2018A (LIQ: UBS AG)	(b)(c)(d)	3.90%		07/05/24	5,965,000	5,965,000
Water System RB Series 2021A1 (LIQ: TD BANK NA)	(a)	4.70%		07/01/24	94,680,000	94,680,000
Water System RB Series 2021A2 (LIQ: TD BANK NA)	(a)	4.70%		07/01/24	9,500,000	9,500,000
Water System RB Series 2022B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		07/05/24	6,250,000	6,250,000
Los Angeles Harbor Dept
Refunding RB Series 2016C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.89%		07/05/24	3,000,000	3,000,000
Los Angeles IDA
RB (AAA Packing & Shipping) Series 2000 (LOC: CITY NATIONAL BANK)	(a)	3.56%		07/05/24	1,725,000	1,725,000
See financial notes
12
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: BMO BANK NA)		3.60%		08/06/24	8,000,000	8,000,000
Lease Revenue CP Series A1 (LOC: BMO BANK NA)		3.55%		08/07/24	15,000,000	15,000,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		3.60%		07/16/24	15,797,000	15,797,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		3.58%		08/06/24	6,428,000	6,428,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		3.65%		07/11/24	14,000,000	14,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		3.60%		07/17/24	18,860,000	18,860,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		3.58%		08/06/24	18,000,000	18,000,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		3.65%		08/08/24	10,000,000	10,000,000
Los Angeles USD
COP Series 2023A		5.00%		10/01/24	260,000	260,726
GO Bonds Series 2020C		5.00%		07/01/24	17,410,000	17,410,000
GO Bonds Series 2020RYQ		5.00%		07/01/24	270,000	270,000
GO Bonds Series 2020RYQ (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/05/24	19,570,000	19,570,000
GO Bonds Series 2022QRR (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.88%		07/05/24	4,925,000	4,925,000
GO Bonds Series 2023QRR (LIQ: CITIBANK NA)	(b)(c)(d)	3.89%		07/05/24	9,625,000	9,625,000
GO Refunding Bonds Series 2014B		5.00%		07/01/24	885,000	885,000
GO Refunding Bonds Series 2014C		5.00%		07/01/24	3,420,000	3,420,000
GO Refunding Bonds Series 2014D		5.00%		07/01/24	5,000,000	5,000,000
GO Refunding Bonds Series 2016A		5.00%		07/01/24	300,000	300,000
GO Refunding Bonds Series 2017A		5.00%		07/01/24	13,715,000	13,715,000
GO Refunding Bonds Series 2019A		5.00%		07/01/24	2,500,000	2,500,000
GO Refunding Bonds Series 2021A		5.00%		07/01/24	4,420,000	4,420,000
Los Rios CCD
GO Bonds Series 2008E		3.00%		08/01/24	5,000,000	4,997,073
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.92%		07/05/24	13,000,000	13,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.91%		07/05/24	30,000,000	30,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.91%		07/05/24	35,000,000	35,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.97%		07/05/24	61,600,000	61,600,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.95%		07/05/24	11,000,000	11,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	3.97%		07/05/24	58,800,000	58,800,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)	3.95%		07/05/24	57,000,000	57,000,000
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.65%		07/08/24	12,900,000	12,900,000
Revenue COP Series 2003A (LOC: BANK OF AMERICA NA)	(a)	2.95%		07/05/24	57,095,000	57,095,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
13

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pasadena
Refunding COP Series 2008A (LOC: BANK OF AMERICA NA)	(a)	3.35%		07/05/24	75,390,000	75,390,000
Pasadena CCD
GO Bonds Series 2023A1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		07/05/24	9,010,000	9,010,000
Regents of the University of California
Medical Center Pooled RB Series 2022P (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.55%		07/01/24	15,140,000	15,140,000
Medical Center Pooled RB Series 2022P (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	1,875,000	1,875,000
Riverside
Water Refunding RB Series 2011A (LOC: PNC BANK NA)	(a)	4.65%		07/01/24	23,950,000	23,950,000
Riverside Cnty
Teeter Plan Obligation Notes Series 2023A		3.88%		10/18/24	27,915,000	27,928,884
TRAN Series 2024	(e)	5.00%		06/30/25	102,500,000	104,232,250
Sacramento Cnty Housing Auth
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.90%		07/05/24	46,090,000	46,090,000
Sacramento Housing Auth
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.77%		07/05/24	10,050,000	10,050,000
Sacramento Municipal Utility District
Electric RB Series 2020H (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	2,665,000	2,665,000
Electric RB Series 2020H (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		07/05/24	2,700,000	2,700,000
Sub Electric Refunding RB Series 2023C (LIQ: TD BANK NA)	(a)	4.65%		07/01/24	70,650,000	70,650,000
Sacramento Municipal Utility District Financing Auth
Refunding RB (Cosumnes Project) Series 2015		5.00%		07/01/24	660,000	660,000
Sacramento Water Revenue
Water RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	3,800,000	3,800,000
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2019B & 2021B (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.94%		07/05/24	7,235,000	7,235,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2016A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.90%		07/01/24	3,730,000	3,730,000
Sub Sales Tax Revenue CP Series B (LOC: BANK OF AMERICA NA)		3.78%		08/22/24	18,546,000	18,546,000
San Diego Cnty Water Auth
CP Notes Series 11 (LIQ: BANK OF AMERICA NA)		3.55%		08/15/24	15,000,000	15,000,000
CP Notes Series 11 (LIQ: BANK OF AMERICA NA)		3.75%		01/16/25	22,000,000	22,000,000
CP Series 11 (LIQ: BANK OF AMERICA NA)		3.55%		09/05/24	13,400,000	13,400,000
CP Series 11 (LIQ: BANK OF AMERICA NA)		3.56%		09/11/24	15,100,000	15,100,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		3.63%		07/11/24	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		3.75%		08/05/24	14,115,000	14,115,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		3.75%		08/06/24	10,885,000	10,885,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		3.70%		08/14/24	35,000,000	35,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		3.50%		10/02/24	15,000,000	15,000,000
San Diego Housing Auth
M/F Housing RB (Courthouse Commons) Series 2020F (LOC: MIZUHO BANK LTD)	(a)	3.35%		07/05/24	21,750,000	21,750,000
M/F Housing RB (Park & Market Apts) Series 2017A (LOC: BANK OF AMERICA NA)	(a)(b)	3.35%		07/05/24	35,125,000	35,125,000
See financial notes
14
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Diego Public Facilities Financing Auth
Lease Revenue CP Series A (LOC: WELLS FARGO BANK NA)		3.70%		07/08/24	21,550,000	21,550,000
Lease Revenue CP Series A (LOC: WELLS FARGO BANK NA)		3.72%		07/08/24	23,500,000	23,500,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		3.70%		08/06/24	43,361,000	43,361,000
San Diego USD
GO Bonds Series 2017 & 2019 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	8,000,000	8,000,000
GO Bonds Series 2022 F2		5.00%		07/01/24	4,980,000	4,980,000
GO Bonds Series 2022F2 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.89%		07/05/24	2,000,000	2,000,000
GO Bonds Series 2022O2		5.00%		07/01/24	300,000	300,000
GO Bonds Series 2023A3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.89%		07/05/24	2,725,000	2,725,000
GO Refunding Bonds Series 2004D1		5.50%		07/01/24	500,000	500,000
GO Refunding Bonds Series 2005E2		5.50%		07/01/24	260,000	260,000
ULT GO Refunding Bonds Series 1998C2		5.50%		07/01/24	1,050,000	1,050,000
ULT GO Refunding Bonds Series 2015R4		4.00%		07/01/24	190,000	190,000
San Francisco
COP (49 S. Van Ness) Series 2019A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	3,135,000	3,135,000
Lease Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		3.55%		07/01/24	12,049,000	12,049,000
San Francisco Airport Commission
RB 2nd Series 2016C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	1,975,000	1,975,000
RB 2nd Series 2017B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.93%		07/05/24	17,000,000	17,000,000
RB 2nd Series 2018B (LOC: BARCLAYS BANK PLC)	(a)	3.10%		07/05/24	35,250,000	35,250,000
RB 2nd Series 2018C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.11%		07/05/24	13,980,000	13,980,000
RB 2nd Series 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/05/24	15,330,000	15,330,000
RB 2nd Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/05/24	18,755,000	18,755,000
RB 2nd Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.82%		07/01/24	9,500,000	9,500,000
RB 2nd Series 2019A & 2019E & 2022A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.93%		07/05/24	4,580,000	4,580,000
RB 2nd Series 2019A&E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/05/24	11,350,000	11,350,000
RB 2nd Series 2019A, 2019E, 2018D, 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/05/24	67,405,000	67,405,000
RB 2nd Series 2019E, 2019A, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/05/24	43,395,000	43,395,000
RB 2nd Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/05/24	21,275,000	21,275,000
Refunding RB 2nd Series 2017D		5.00%		05/01/25	1,105,000	1,116,096
Refunding RB 2nd Series 2019H		5.00%		05/01/25	1,325,000	1,338,305
Refunding RB 2nd Series 2023C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/05/24	13,000,000	13,000,000
Sub CP Notes A-2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.85%		08/27/24	12,000,000	12,000,000
Sub CP Notes A6 (LOC: BANK OF AMERICA NA)		3.85%		08/27/24	18,750,000	18,750,000
Sub CP Notes B6 (LOC: BANK OF AMERICA NA)		3.75%		08/27/24	9,000,000	9,000,000
Sub CP Series A1 (LOC: BANK OF AMERICA NA)		3.85%		08/27/24	50,000,000	50,000,000
Sub CP Series A3 (LOC: BMO BANK NA)		3.75%		08/27/24	45,000,000	45,000,000
Sub CP Series A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.85%		08/27/24	94,250,000	94,250,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
15

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2022D1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/05/24	12,000,000	12,000,000
GO Bonds Series 2022D1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.55%		07/01/24	4,375,000	4,375,000
GO Bonds Series 2022D1 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		07/05/24	3,750,000	3,750,000
GO Bonds Series 2022D1 & 2019B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.89%		07/05/24	3,045,000	3,045,000
San Francisco Finance Corp
Lease Refunding RB Series 20081 (LOC: TD BANK NA)	(a)	2.73%		07/05/24	21,500,000	21,500,000
Lease Refunding RB Series 20082 (LOC: TD BANK NA)	(a)	2.63%		07/05/24	20,900,000	20,900,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)	(a)	3.00%		07/05/24	1,860,000	1,860,000
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		3.70%		07/09/24	5,435,000	5,435,000
Wastewater CP Notes Series A2 (LOC: BANK OF AMERICA NA)		3.75%		08/01/24	25,000,000	25,000,000
Wastewater CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.65%		09/17/24	40,000,000	40,000,000
Wastewater CP Series A6 (LIQ: STATE STREET BANK AND TRUST COMPANY)		3.65%		07/10/24	76,073,000	76,073,000
Wastewater RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.89%		07/05/24	2,130,000	2,130,000
Water CP Series A1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.60%		09/12/24	12,500,000	12,500,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.63%		07/10/24	75,000,000	75,000,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.62%		08/06/24	35,000,000	35,000,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.54%		07/05/24	100,000,000	100,000,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.70%		07/05/24	20,000,000	20,000,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		07/05/24	4,695,000	4,695,000
M/F Housing Refunding RB (Las Ventanas Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.83%		07/05/24	25,900,000	25,900,000
Sub Airport CP Notes Series A1 (LOC: BANK OF AMERICA NA)		3.60%		07/16/24	6,114,000	6,114,000
San Mateo Cnty Jt Powers Financing Auth
Lease RB Series 2007A (LOC: WELLS FARGO BANK NA)	(a)	3.15%		07/05/24	3,575,000	3,575,000
Lease RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/05/24	9,045,000	9,045,000
San Mateo Cnty Transportation Auth
Sub Sales Tax RB Series 2020A (LOC: BANK OF AMERICA NA)	(a)	3.18%		07/05/24	43,650,000	43,650,000
San Rafael Redevelopment Agency
MF Hsg RB (San Rafael Commons Apts) Ser 2001A (LOC: CITIBANK NA)	(a)	3.94%		07/05/24	1,820,000	1,820,000
Santa Clara Cnty Housing Auth
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.91%		07/05/24	3,261,000	3,261,000
See financial notes
16
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Santa Clara Valley Water District
CP Series A (LOC: MUFG BANK LTD)		3.63%		09/05/24	40,440,000	40,440,000
CP Series A (LOC: MUFG BANK LTD)		3.65%		09/05/24	5,000,000	5,000,000
Santa Cruz Cnty Successor Redevelopment Agency
M/F Housing RB (Shaffer Road Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.77%		07/05/24	20,425,000	20,425,000
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2017A		2.25%		07/01/24	660,000	660,000
Sub Water Refunding RB Series 2017B (ESCROW)		4.00%		08/01/24	125,000	125,003
Sub Water Refunding RB Series 2017B (ESCROW)		5.00%		08/01/24	150,000	150,084
Sub Water Refunding RB Series 2024B1 (LIQ: BANK OF AMERICA NA)	(a)	3.45%		07/05/24	20,000,000	20,000,000
Water RB Series 2015A		5.00%		07/01/24	450,000	450,000
Water RB Series 2017A (LIQ: PNC BANK NA)	(a)	4.45%		07/01/24	21,075,000	21,075,000
Water Refunding RB Series 2016B2 (LIQ: TD BANK NA)	(a)	4.70%		07/01/24	3,750,000	3,750,000
Water Refunding RB Series 2020C		5.00%		07/01/24	400,000	400,000
Southern California Public Power Auth
Refunding RB (Canyon Power) Series 2022B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.26%		07/05/24	61,250,000	61,250,000
Refunding RB (Linden Wind Energy) Series 2024A (LOC: PNC BANK NA)	(a)	4.65%		07/01/24	9,740,000	9,740,000
Univ of California
CP Notes Series 2009A		3.70%		07/11/24	7,470,000	7,470,000
CP Notes Series 2009A		3.65%		07/15/24	7,500,000	7,500,000
CP Notes Series 2009A		3.68%		07/16/24	30,000,000	30,000,000
CP Notes Series 2009A		3.70%		08/06/24	6,500,000	6,500,000
CP Notes Series 2009A		3.85%		08/06/24	10,000,000	10,000,000
CP Notes Series 2009A		3.60%		08/07/24	70,000,000	70,000,000
CP Notes Series 2009A		3.65%		08/07/24	18,500,000	18,500,000
CP Notes Series 2009A		3.80%		08/07/24	25,000,000	25,000,000
CP Notes Series 2009A		3.55%		08/13/24	30,000,000	30,000,000
CP Notes Series 2009A		3.58%		08/13/24	46,750,000	46,750,000
CP Notes Series 2009A		3.65%		08/13/24	7,000,000	7,000,000
CP Notes Series 2009A		3.55%		08/14/24	19,320,000	19,320,000
CP Notes Series 2009A		3.60%		08/14/24	7,500,000	7,500,000
CP Notes Series 2009A		3.60%		08/15/24	10,000,000	10,000,000
CP Notes Series 2009A		3.73%		11/12/24	30,620,000	30,620,000
CP Notes Series 2009A		3.75%		12/19/24	22,380,000	22,380,000
General RB Series 2018AZ (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/05/24	2,000,000	2,000,000
General RB Series 2018AZ (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.89%		07/05/24	2,000,000	2,000,000
General RB Series 2022BK (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/05/24	18,500,000	18,500,000
General RB Series 2023BN (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.88%		07/05/24	5,690,000	5,690,000
Limited Project RB Series 2017M (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.48%		07/01/24	12,650,000	12,650,000
Limited Project RB Series 2018O (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		07/05/24	2,500,000	2,500,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/05/24	1,875,000	1,875,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
17

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Medical Center Pooled RB Series 2022P (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/05/24	10,500,000	10,500,000
Medical Center Pooled RB Series 2022P (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	8,765,000	8,765,000
Ventura USD
GO Bonds Series A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	6,220,000	6,220,000
Washington Township Health Care District
GO Bonds Series 2015B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	3,800,000	3,800,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	3.70%		07/05/24	3,095,000	3,095,000
						8,771,165,100
COLORADO 0.6%
Colorado Health Facilities Auth
RB (Intermountain Healthcare) Series 2022E	(a)	4.65%		07/01/24	53,315,000	53,315,000
ILLINOIS 0.1%
Illinois Finance Auth
Variable Rate Demand RB Series 2010B (LOC: TD BANK NA)	(a)	4.90%		07/01/24	11,900,000	11,900,000
NEW YORK 2.2%
Metropolitan Transportation Auth
Transportation Refunding RB Series 2020B (LOC: ROYAL BANK OF CANADA)	(a)	4.90%		07/01/24	15,800,000	15,800,000
New York City
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.95%		07/01/24	10,000,000	10,000,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.75%		07/01/24	11,415,000	11,415,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series BB1 (LIQ: UBS AG)	(a)	4.80%		07/01/24	50,135,000	50,135,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.95%		07/01/24	24,730,000	24,730,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA6 (LIQ: MIZUHO BANK LTD)	(a)	4.65%		07/01/24	20,210,000	20,210,000
Water & Sewer System RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)	4.90%		07/01/24	5,775,000	5,775,000
Water & Sewer System RB Fiscal 2023 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)	4.70%		07/01/24	8,100,000	8,100,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2014 Series D3 (LIQ: MIZUHO BANK LTD)	(a)	4.90%		07/01/24	18,500,000	18,500,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.70%		07/01/24	15,000,000	15,000,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A3 (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	4.90%		07/01/24	12,125,000	12,125,000
						191,790,000
See financial notes
18
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
OHIO 0.1%
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2013B2 (LIQ: TD BANK NA)	(a)	4.95%		07/01/24	8,800,000	8,800,000
TEXAS 0.1%
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Methodist Hospitals of Dallas) Series 2008B (LOC: TD BANK NA)	(a)	4.75%		07/01/24	9,700,000	9,700,000
WISCONSIN 0.1%
Wisconsin Public Finance Auth
Health System Refunding RB (Cone Health) Series 2023C (LOC: TD BANK NA)	(a)	4.73%		07/01/24	7,565,000	7,565,000
Total Municipal Securities (Cost $9,054,235,100)						9,054,235,100
Total Investments in Securities (Cost $9,054,235,100)						9,054,235,100

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,289,999,000 or 14.7% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
19

Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$9,054,235,100
Cash		40,891
Receivables:
Interest		35,071,462
Fund shares sold		32,234,303
Prepaid expenses	+	52,621
Total assets		9,121,634,377

Liabilities
Payables:
Investments bought - delayed-delivery		231,128,750
Investments bought		59,456,718
Fund shares redeemed		22,665,897
Distributions to shareholders		10,666,000
Investment adviser and administrator fees		1,238,706
Shareholder service fees		48,779
Accrued expenses	+	317,456
Total liabilities		325,522,306
Net assets		$8,796,112,071

Net Assets by Source
Capital received from investors		$8,795,819,682
Total distributable earnings	+	292,389
Net assets		$8,796,112,071

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$2,499,032,191		2,498,394,827		$1.00
Ultra Shares	$6,297,079,880		6,295,475,221		$1.00

See financial notes
20
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$133,502,080

Expenses
Investment adviser and administrator fees		7,842,715
Shareholder service fees:
Investor Shares		1,825,110
Portfolio accounting fees		77,500
Registration fees		58,090
Custodian fees		42,053
Professional fees		32,094
Independent trustees’ fees		24,740
Shareholder reports		15,453
Transfer agent fees		650
Other expenses	+	29,397
Total expenses		9,947,802
Expense reduction	–	277,615
Net expenses	–	9,670,187
Net investment income		123,831,893

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		292,390
Increase in net assets resulting from operations		$124,124,283
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
21

Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$123,831,893	$234,403,267
Net realized gains	+	292,390	912,481
Increase in net assets from operations		$124,124,283	$235,315,748

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($35,149,806 )	($69,867,142 )
Ultra Shares	+	(88,718,977)	(165,164,884)
Total distributions		($123,868,783 )	($235,032,026 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		1,323,747,642	3,479,000,275
Ultra Shares	+	4,254,885,831	9,253,572,975
Total shares sold		5,578,633,473	12,732,573,250
Shares Reinvested
Investor Shares		24,166,845	52,337,407
Ultra Shares	+	63,624,002	129,002,978
Total shares reinvested		87,790,847	181,340,385
Shares Redeemed
Investor Shares		(1,332,318,407)	(3,651,541,397)
Ultra Shares	+	(3,583,368,494)	(9,277,212,685)
Total shares redeemed		(4,915,686,901)	(12,928,754,082)
Net transactions in fund shares		750,737,419	(14,840,447)

NET ASSETS
Beginning of period		$8,045,119,152	$8,059,675,877
Total increase (decrease)	+	750,992,919	(14,556,725)
End of period		$8,796,112,071	$8,045,119,152

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
22
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Distributions from net realized gains	—	—	—	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.02)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.55%[3]	3.03%	0.92%	0.06%	0.34%	1.18%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34%[4]	0.34%	0.31%[5,6]	0.12%[6]	0.30%[6,7]	0.35%
Gross operating expenses	0.36%[4]	0.36%	0.37%[5]	0.38%	0.49%	0.51%
Net investment income (loss)	3.10%[4]	3.00%	1.05%	0.01%	0.43%	1.16%
Net assets, end of period (x 1,000,000)	$976	$989	$702	$470	$668	$1,466

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
23

Schwab New York Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.03	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]	0.00 [3]
Total from investment operations	0.02	0.03	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	—	—	—	(0.00)[3]	(0.00)[3]
Total distributions	(0.02)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.63%[4]	3.19%	1.05%	0.06%	0.02%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[5]	0.19%	0.19%[6,7]	0.12%[7]	0.19%[5]
Gross operating expenses	0.21%[5]	0.21%	0.22%[6]	0.23%	0.22%[5]
Net investment income (loss)	3.25%[5]	3.13%	1.60%	0.01%	0.03%[5]
Net assets, end of period (x 1,000,000)	$1,493	$1,394	$1,058	$98	$119

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
24
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 101.3% OF NET ASSETS
NEW YORK 101.3%
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)	3.85%		07/05/24	2,165,000	2,165,000
Bethlehem CSD
BAN 2023B		4.75%		07/12/24	2,310,000	2,310,804
Cazenovia CSD
GO BAN 2023		4.75%		07/12/24	5,000,000	5,001,682
Cheektowaga-Maryvale UFSD
BAN 2023		5.00%		07/24/24	8,000,000	8,006,155
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.00%		07/05/24	7,910,000	7,910,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.00%		07/05/24	9,725,000	9,725,000
Cornwall CSD
GO BAN Series 2024		4.50%		06/18/25	2,000,000	2,016,935
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.00%		07/05/24	10,255,000	10,255,000
Eastchester UFSD
GO BAN 2024		4.25%		01/24/25	29,500,000	29,663,119
Farmingdale NY
BAN 2023B		5.00%		09/26/24	10,000,000	10,029,784
Frontier CSD
BAN 2024A		4.50%		06/26/25	10,415,000	10,508,170
Hudson Yards Infrastructure
2nd Indenture RB Fiscal 2017 Series A (LIQ: CITIBANK NA)	(b)(c)(d)	3.90%		07/05/24	15,000,000	15,000,000
2nd Indenture RB Fiscal 2017 Series A (LIQ: CITIBANK NA)	(b)(c)(d)	3.91%		07/05/24	12,500,000	12,500,000
Hyde Park CSD
BAN 2024		4.50%		06/25/25	3,375,000	3,405,440
Kingston
BAN 2024A		4.25%		03/05/25	11,500,000	11,570,740
BAN 2024B		4.50%		04/17/25	15,000,000	15,105,762
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
25

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.21%		07/05/24	9,100,000	9,100,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	(a)	3.95%		07/05/24	665,000	665,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	(a)	3.93%		07/05/24	2,335,000	2,335,000
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(a)	4.95%		07/01/24	5,170,000	5,170,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2A (LOC: TD BANK NA)	(a)	4.95%		07/01/24	6,325,000	6,325,000
Transportation RB Series 2005D1 (LOC: TRUIST BANK)	(a)	4.75%		07/01/24	17,900,000	17,900,000
Transportation Refunding RB Series 2002D2B (LOC: TRUIST BANK)	(a)	4.75%		07/01/24	700,000	700,000
Minisink Valley CSD
BAN Series 2024		4.50%		06/20/25	5,114,823	5,156,939
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.00%		07/05/24	6,695,000	6,695,000
New Hartford CSD
BAN 2024		4.50%		06/27/25	10,000,000	10,078,151
New Rochelle CSD
BAN 2024A		4.25%		04/03/25	17,700,000	17,815,151
New York City
GO Bonds Fiscal 2006 Series E4 (LOC: BANK OF AMERICA NA)	(a)	3.82%		07/05/24	2,000,000	2,000,000
GO Bonds Fiscal 2008 Series J4		5.00%		08/01/24	285,000	285,238
GO Bonds Fiscal 2010 Series G4 (LIQ: BARCLAYS BANK PLC)	(a)	3.80%		07/05/24	1,700,000	1,700,000
GO Bonds Fiscal 2012 Series A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.80%		07/05/24	1,700,000	1,700,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D-3A (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	4.90%		07/01/24	5,855,000	5,855,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	1,900,000	1,900,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(a)	4.95%		07/01/24	1,800,000	1,800,000
GO Bonds Fiscal 2013 Series A-5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.85%		07/05/24	1,530,000	1,530,000
GO Bonds Fiscal 2013 Series F3 (LIQ: BANK OF AMERICA NA)	(a)	4.75%		07/01/24	17,795,000	17,795,000
GO Bonds Fiscal 2014 Series J		5.00%		08/01/24	200,000	200,165
GO Bonds Fiscal 2015 Series 1		5.00%		08/01/24	600,000	600,553
GO Bonds Fiscal 2015 Series A		5.00%		08/01/24	1,045,000	1,045,918
GO Bonds Fiscal 2015 Series C		5.00%		08/01/24	1,155,000	1,156,166
GO Bonds Fiscal 2015 Series D		2.75%		08/01/24	625,000	624,332
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	(a)	4.90%		07/01/24	400,000	400,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	7,830,000	7,830,000
GO Bonds Fiscal 2016 Series A		5.00%		08/01/24	930,000	930,832
GO Bonds Fiscal 2016 Series C		5.00%		08/01/24	230,000	230,209
GO Bonds Fiscal 2016 Series D		5.00%		08/01/24	100,000	100,083
GO Bonds Fiscal 2016 Series E		5.00%		08/01/24	480,000	480,407
GO Bonds Fiscal 2017 Series A6 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.90%		07/01/24	480,000	480,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF MONTREAL)	(a)	4.92%		07/01/24	2,200,000	2,200,000
See financial notes
26
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2017 Series C		5.00%		08/01/24	1,070,000	1,070,916
GO Bonds Fiscal 2018 Series C		5.00%		08/01/24	4,295,000	4,299,341
Go Bonds Fiscal 2018 Series D		4.00%		08/01/24	700,000	700,075
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	6,850,000	6,850,000
GO Bonds Fiscal 2018 Series E4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.95%		07/01/24	6,550,000	6,550,000
GO Bonds Fiscal 2018 Series E5 (LOC: TD BANK NA)	(a)	4.95%		07/01/24	2,350,000	2,350,000
GO Bonds Fiscal 2018 Series F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,515,000	2,515,000
GO Bonds Fiscal 2019 Series A		5.00%		08/01/24	2,710,000	2,712,661
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.90%		07/01/24	3,100,000	3,100,000
GO Bonds Fiscal 2019 Series E		5.00%		08/01/24	350,000	350,308
GO Bonds Fiscal 2020 Series C		5.00%		08/01/24	1,030,000	1,030,850
GO Bonds Fiscal 2020 Series D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	8,650,000	8,650,000
Go Bonds Fiscal 2021 Series A1		5.00%		08/01/24	580,000	580,540
GO Bonds Fiscal 2021 Series C		5.00%		08/01/24	600,000	600,520
GO Bonds Fiscal 2021 Series F1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	1,875,000	1,875,000
GO Bonds Fiscal 2022 Series B1		5.00%		08/01/24	110,000	110,091
GO Bonds Fiscal 2022 Series C		5.00%		08/01/24	200,000	200,164
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	3,485,000	3,485,000
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.75%		07/01/24	19,060,000	19,060,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.90%		07/01/24	8,900,000	8,900,000
GO Bonds Fiscal 2023 Series A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	13,500,000	13,500,000
GO Bonds Fiscal 2023 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	900,000	900,000
GO Bonds Fiscal 2023 Series B1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		07/05/24	1,875,000	1,875,000
GO Bonds Fiscal 2023 Series C		5.00%		08/01/24	480,000	480,474
GO Bonds Fiscal 2023 Series E1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	5,800,000	5,800,000
GO Bonds Fiscal 2024 Series A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		07/05/24	2,000,000	2,000,000
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.04%)	(c)	3.92%	07/05/24	11/12/24	12,370,000	12,370,000
New York City Housing Development Corp
M/F Housing RB (90 West St) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		07/05/24	6,000,000	6,000,000
M/F Housing RB (Atlantic Court Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.27%		07/05/24	48,300,000	48,300,000
M/F Housing RB (Linden Plaza) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.78%		07/05/24	290,000	290,000
M/F Housing RB Series 2018L2 (LIQ: TD BANK NA)	(a)	3.89%		07/05/24	1,800,000	1,800,000
M/F Housing RB Series 2020I3 (LIQ: TD BANK NA)	(a)	3.89%		07/05/24	1,275,000	1,275,000
M/F Housing RB Series 2022C3 (LIQ: BARCLAYS BANK PLC)	(a)	3.88%		07/05/24	3,900,000	3,900,000
M/F Housing RB Series 2022F3 (LIQ: UBS AG)	(a)	3.88%		07/05/24	88,340,000	88,340,000
M/F Housing RB Series 2023 E1A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	4,000,000	4,000,000
M/F Housing RB Series 2023A3 (LIQ: TD BANK NA)	(a)	3.89%		07/05/24	4,775,000	4,775,000
M/F Housing RB Series 2023B2 (LIQ: TD BANK NA)	(a)	3.78%		07/05/24	5,700,000	5,700,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
27

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Housing RB Series 2023E3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.91%		07/05/24	8,000,000	8,000,000
M/F Housing RB Series B1A & C1A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.68%		07/01/24	4,200,000	4,200,000
M/F Mortgage RB (East Clarke Place Associates) Series 2005A (LOC: JPMORGAN CHASE BANK NA)	(a)	3.95%		07/05/24	1,430,000	1,430,000
M/F Mortgage RB (Granville Payne Apts) Series 2006A (LOC: CITIBANK NA)	(a)	3.83%		07/05/24	4,960,000	4,960,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)	(a)	3.78%		07/05/24	11,580,000	11,580,000
M/F Mortgage RB (West 26th Street) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.90%		07/05/24	16,535,000	16,535,000
M/F Rental Housing RB (Sierra Development) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.27%		07/05/24	11,000,000	11,000,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.99%		07/05/24	44,000,000	44,000,000
New York City Municipal Water Finance Auth
Water & Sewer 2nd Resolution RB Fiscal 2023 Series DD (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		07/05/24	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series AA2 (LIQ: BARCLAYS BANK PLC)	(a)	3.80%		07/05/24	7,910,000	7,910,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	(a)	4.95%		07/01/24	400,000	400,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	(a)	4.95%		07/01/24	1,500,000	1,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.95%		07/01/24	6,560,000	6,560,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB1 (LIQ: BANK OF AMERICA NA)	(a)	4.75%		07/01/24	4,200,000	4,200,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	(a)	4.90%		07/01/24	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD Fiscal 2018 Series BB1&CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	9,995,000	9,995,000
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series DD1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	1,665,000	1,665,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	2,665,000	2,665,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	7,815,000	7,815,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	3,165,000	3,165,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 & 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	8,000,000	8,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series CC1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	3,345,000	3,345,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	1,875,000	1,875,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	1,875,000	1,875,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series CC (LIQ: BARCLAYS BANK PLC)	(a)	4.90%		07/01/24	9,600,000	9,600,000
See financial notes
28
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		07/05/24	2,030,000	2,030,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	24,550,000	24,550,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	1,700,000	1,700,000
Water & Sewer System RB Fiscal 2010 Series CC (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.95%		07/01/24	160,000	160,000
Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD BANK NA)	(a)	4.95%		07/01/24	4,070,000	4,070,000
Water & Sewer System RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)	4.90%		07/01/24	6,450,000	6,450,000
Water & Sewer System RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	4.95%		07/01/24	3,375,000	3,375,000
Water & Sewer System RB Fiscal 2019 Series BB (LIQ: TD BANK NA)	(a)	3.89%		07/05/24	2,500,000	2,500,000
Water & Sewer System RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	1,000,000	1,000,000
Water & Sewer System RB Fiscal 2021 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	3,615,000	3,615,000
Water & Sewer System RB Fiscal 2023 Series AA3 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	5,600,000	5,600,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2015 Series S1		5.00%		07/15/24	1,365,000	1,365,677
Building Aid RB Fiscal 2015 Series S2		5.00%		07/15/24	2,175,000	2,176,028
Building Aid RB Fiscal 2018 Series S4A		5.00%		07/15/24	2,945,000	2,946,319
Building Aid RB Fiscal 2019 Series S3A		5.00%		07/15/24	7,090,000	7,093,210
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	6,450,000	6,450,000
Building Aid RB Fiscal 2023 Series S1A		5.00%		07/15/24	1,035,000	1,035,409
Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: MIZUHO BANK LTD)	(a)	3.85%		07/05/24	17,000,000	17,000,000
Future Tax Secured Sub Bonds Fiscal 2015 Series C		5.00%		11/01/24	100,000	100,375
Future Tax Secured Sub Bonds Fiscal 2015 Series E4 (LIQ: BANK OF AMERICA NA)	(a)	4.75%		07/01/24	2,600,000	2,600,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A1		5.00%		08/01/24	425,000	425,395
Future Tax Secured Sub Bonds Fiscal 2016 Series D		5.00%		11/01/24	150,000	150,563
Future Tax Secured Sub Bonds Fiscal 2017 Series C		5.00%		11/01/24	100,000	100,419
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.90%		07/01/24	985,000	985,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C7 (LIQ: TD BANK NA)	(a)	4.95%		07/01/24	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B1		5.00%		08/01/24	225,000	225,186
Future Tax Secured Sub Bonds Fiscal 2022 Series B1		5.00%		08/01/24	390,000	390,361
Future Tax Secured Sub Bonds Fiscal 2022 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	900,000	900,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A3 (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	4.90%		07/01/24	33,910,000	33,910,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1		5.00%		11/01/24	200,000	200,916
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
29

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	1,970,000	1,970,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,400,000	2,400,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	8,190,000	8,190,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,700,000	2,700,000
Future Tax Secured Sub Bonds Fiscal 2024 Series B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	7,605,000	7,605,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	2,755,000	2,755,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	11,250,000	11,250,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		07/05/24	3,475,000	3,475,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	4.03%	07/05/24	07/18/24	8,000,000	8,000,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 & 2024F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	29,690,000	29,690,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.04%)	(c)	3.92%	07/05/24	07/15/24	12,560,000	12,560,000
New York Power Auth
Green Transmission RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	6,665,000	6,665,000
New York State Dormitory Auth
CP Notes		3.65%		08/06/24	7,725,000	7,725,000
CP Notes		3.50%		09/05/24	7,500,000	7,500,000
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	19,000,000	19,000,000
RB (Catholic Health System) Series 2019B (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.02%		07/05/24	34,000,000	34,000,000
RB (Columbia Univ) Series 2015A, 2016A2, 2017A, 2018A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	4.95%		07/01/24	13,770,000	13,770,000
RB (Columbia Univ) Series 2015B		5.00%		10/01/24	125,000	125,386
RB (Columbia Univ) Series 2016A2		5.00%		10/01/24	110,000	110,342
RB (Memorial Sloan-Kettering Cancer Center) Series 20221B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	5,215,000	5,215,000
RB (Northwell Health) Series 2022A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.93%		07/05/24	6,830,000	6,830,000
RB (NYU Langone Hospitals) Series 2020A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	705,000	705,000
RB (Royal Charter Properties-East) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.19%		07/05/24	950,000	950,000
State Personal Income Tax RB Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	13,280,000	13,280,000
State Personal Income Tax RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		07/05/24	7,000,000	7,000,000
State Personal Income Tax RB Series 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	3,330,000	3,330,000
See financial notes
30
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2020A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	1,680,000	1,680,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	2,000,000	2,000,000
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	490,000	490,000
State Personal Income Tax RB Series 2020A & 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	3,455,000	3,455,000
State Personal Income Tax RB Series 2021A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.90%		07/05/24	4,000,000	4,000,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	8,870,000	8,870,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	4,000,000	4,000,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,035,000	2,035,000
State Personal Income Tax RB Series 2022A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	5,625,000	5,625,000
State Personal Income Tax RB Series 2024A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	1,970,000	1,970,000
State Sales Tax RB Series 2018C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	6,970,000	6,970,000
State Sales Tax RB Series 2018E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,350,000	2,350,000
State Sales Tax RB Series 2018E (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.90%		07/05/24	22,870,000	22,870,000
State Sales Tax RB Series 2018E (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,125,000	2,125,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: MIZUHO BANK LTD)	(a)	3.80%		07/05/24	2,300,000	2,300,000
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: BANK OF NOVA SCOTIA)	(a)	3.85%		07/05/24	48,100,000	48,100,000
New York State Environmental Facilities Corp
State Revolving Funds RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	5,340,000	5,340,000
State Revolving Funds RB Series 2022B (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		07/05/24	7,125,000	7,125,000
New York State HFA
Housing RB (1500 Lexington Ave) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.85%		07/05/24	15,900,000	15,900,000
Housing RB (250 W 50th St) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.27%		07/05/24	28,100,000	28,100,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.95%		07/05/24	32,975,000	32,975,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.90%		07/05/24	72,050,000	72,050,000
Housing RB (360 W 43rd St) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/05/24	11,100,000	11,100,000
Housing RB (39th St) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	4.27%		07/05/24	13,100,000	13,100,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/05/24	18,900,000	18,900,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.88%		07/05/24	42,375,000	42,375,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
31

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.78%		07/05/24	20,500,000	20,500,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.95%		07/05/24	2,000,000	2,000,000
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		07/05/24	38,145,000	38,145,000
Housing RB (Clinton Green North) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		07/05/24	35,300,000	35,300,000
Housing RB (East 84th St) Series 1995A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.99%		07/05/24	15,000,000	15,000,000
Housing RB (Grace Towers) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	4.27%		07/05/24	11,530,000	11,530,000
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	3.90%		07/05/24	2,100,000	2,100,000
Housing RB (McCarthy Manor Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.76%		07/05/24	4,305,000	4,305,000
Housing RB (The Helena Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.78%		07/05/24	28,000,000	28,000,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.95%		07/05/24	11,700,000	11,700,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/05/24	17,900,000	17,900,000
Housing RB (W. 23rd St.) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.92%		07/05/24	13,000,000	13,000,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	(a)	3.98%		07/05/24	4,800,000	4,800,000
Housing RB (Worth Street) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	3.95%		07/05/24	500,000	500,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 210 (LIQ: ROYAL BANK OF CANADA)	(a)	3.90%		07/05/24	16,000,000	16,000,000
Homeowner Mortgage RB Series 236 (LIQ: UBS AG)	(a)	3.85%		07/05/24	31,180,000	31,180,000
Homeowner Mortgage RB Series 240		0.85%		10/01/24	1,970,000	1,953,866
Homeowner Mortgage RB Series 249 (LIQ: TD BANK NA)	(a)	3.95%		07/05/24	12,560,000	12,560,000
Homeowner Mortgage RB Series 258 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	2,365,000	2,365,000
New York State Power Auth
CP Series 1		3.65%		07/10/24	11,500,000	11,500,000
CP Series 1		3.62%		10/08/24	2,900,000	2,900,000
CP Series 1		3.62%		10/10/24	900,000	900,000
CP Series 2		3.64%		07/09/24	46,528,000	46,528,000
CP Series 2		3.60%		08/06/24	3,000,000	3,000,000
CP Series 2		3.75%		08/08/24	17,368,000	17,368,000
RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	14,770,000	14,770,000
RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,580,000	2,580,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	790,000	790,000
State Personal Income Tax RB Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	8,545,000	8,545,000
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	29,225,000	29,225,000
See financial notes
32
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.91%		07/05/24	5,500,000	5,500,000
State Personal Income Tax RB Series 2022C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	10,000,000	10,000,000
State Personal Income Tax RB Series 2022C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.93%		07/05/24	2,150,000	2,150,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3C (LIQ: JPMORGAN CHASE BANK NA)	(a)	3.98%		07/05/24	6,085,000	6,085,000
State Personal Income Tax RB Series 2020C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	3,390,000	3,390,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	7,190,000	7,190,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.91%		07/05/24	8,000,000	8,000,000
State Personal Income Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		07/05/24	3,880,000	3,880,000
State Sales Tax RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	1,825,000	1,825,000
State Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	4,000,000	4,000,000
State Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	25,000,000	25,000,000
State Sales Tax RB Series 2023A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	4.03%	07/05/24	07/18/24	24,465,000	24,465,000
State Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	5,000,000	5,000,000
Niskayuna CSD
GO BAN 2024		4.50%		06/27/25	10,000,000	10,093,563
North Hempstead
GO BAN 2023B		4.50%		09/20/24	7,000,000	7,010,111
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	3.93%		07/05/24	14,200,000	14,200,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	3.93%		07/05/24	5,200,000	5,200,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	3.92%		07/05/24	40,000,000	40,000,000
NYC Housing Dev Corp
M/F Mortgage RB (State Renaissance Court) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	3.83%		07/05/24	27,400,000	27,400,000
Onondaga Cnty IDA
IDRB (G.A. Braun Inc) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.05%		07/05/24	4,070,000	4,070,000
Oyster Bay-East Norwich CSD
BAN 2024	(e)	4.50%		07/09/25	23,500,000	23,703,980
Penn Yan CSD
GO Ban Series 2024		4.50%		06/26/25	4,520,062	4,557,912
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.95%		07/05/24	1,700,000	1,700,000
Consolidated Bonds 200th Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	1,875,000	1,875,000
Consolidated Bonds 207th Series		5.00%		09/15/24	950,000	952,780
Consolidated Bonds 209th Series		5.00%		07/15/24	615,000	615,230
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
33

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.83%		07/01/24	3,930,000	3,930,000
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.93%		07/05/24	1,745,000	1,745,000
Consolidated Bonds 221st & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.94%		07/05/24	5,040,000	5,040,000
Consolidated Bonds 221st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.94%		07/05/24	6,815,000	6,815,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.95%		07/05/24	1,310,000	1,310,000
Consolidated Bonds 226th Series		5.00%		10/15/24	145,000	145,434
Consolidated Bonds 232nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.94%		07/05/24	640,000	640,000
Consolidated Bonds 234th Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.92%		07/05/24	2,130,000	2,130,000
Consolidated Bonds 236th & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.94%		07/05/24	3,850,000	3,850,000
Consolidated Bonds 236th Series (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.94%		07/05/24	7,600,000	7,600,000
Consolidated Bonds 241st Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	1,400,000	1,400,000
Consolidated Bonds 242nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.94%		07/05/24	2,400,000	2,400,000
Consolidated Bonds 242nd Series (LIQ: CITIBANK NA)	(b)(c)(d)	3.91%		07/05/24	7,500,000	7,500,000
Red Hook CSD
BAN Series 2024		4.50%		06/27/25	4,560,000	4,601,335
Rensselaer Cnty IDA
Civic Facility RB (Sage Colleges) Series 2002A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.00%		07/05/24	2,050,000	2,050,000
Sayville UFSD
BAN Series 2024		4.50%		05/08/25	15,000,000	15,108,509
Spencerport CSD
BAN 2024	(e)	4.50%		06/27/25	16,900,000	17,038,073
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: BARCLAYS BANK PLC)	(a)	4.90%		07/01/24	1,035,000	1,035,000
General RB Series 2005A (LOC: BARCLAYS BANK PLC)	(a)	3.80%		07/05/24	1,155,000	1,155,000
General RB Series 2016A		5.00%		11/15/24	195,000	195,822
General RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	1,250,000	1,250,000
General RB Series 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	3,305,000	3,305,000
General RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	4,800,000	4,800,000
General RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	1,665,000	1,665,000
General RB Series 2021A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,750,000	2,750,000
General RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		07/05/24	10,365,000	10,365,000
General RB Series 2022A 2023B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	8,225,000	8,225,000
General RB Series 2023B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	12,965,000	12,965,000
General RB Series 2023B1 & 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	3,120,000	3,120,000
General Refunding RB Series 2005B3 (LOC: BANK OF AMERICA NA)	(a)	4.75%		07/01/24	27,025,000	27,025,000
General Refunding RB Series 2005B4A (LOC: TD BANK NA)	(a)	4.95%		07/01/24	7,790,000	7,790,000
General Refunding RB Series 2023A		5.00%		11/15/24	295,000	296,309
Payroll Mobility Tax BAN 2022A		5.00%		08/15/24	6,570,000	6,578,106
Payroll Mobility Tax BAN 2022B		5.00%		12/16/24	2,860,000	2,876,523
Payroll Mobility Tax Sr Lien Bonds Series 2021B1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.91%		07/05/24	2,665,000	2,665,000
Payroll Mobility Tax Sr Lien Bonds Series 2022A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	4,050,000	4,050,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	1,040,000	1,040,000
See financial notes
34
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	345,000	345,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	3.91%		07/05/24	3,000,000	3,000,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	1,875,000	1,875,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.91%		07/05/24	8,610,000	8,610,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	4,555,000	4,555,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	4,840,000	4,840,000
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023A		5.00%		11/15/24	570,000	572,462
Payroll Mobility Tax Sr Lien Refunding RB Series 2023C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	4,025,000	4,025,000
Payroll Mobility Tax Sr. Lien Bonds Series 2021A1 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		07/05/24	20,380,000	20,380,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022A (LIQ: MORGAN STANLEY BANK NA) (SIFMA Municipal Swap Index + 0.15%)	(b)(c)(d)	4.03%	07/05/24	07/25/24	22,360,000	22,360,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	2,670,000	2,670,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	4,100,000	4,100,000
Sales Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	13,000,000	13,000,000
Sales Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.92%		07/05/24	5,000,000	5,000,000
Sales Tax RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	3.91%		07/05/24	23,290,000	23,290,000
Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.91%		07/05/24	8,335,000	8,335,000
Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	3.91%		07/05/24	19,715,000	19,715,000
Sales Tax RB Series 2024A1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	4.90%		07/01/24	7,500,000	7,500,000
Sales Tax RB Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.80%		07/01/24	9,000,000	9,000,000
Sales Tax RB Series 2024A1 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	3.91%		07/05/24	3,000,000	3,000,000
Tuckahoe UFSD
BAN 2024		4.50%		04/24/25	12,643,000	12,728,284
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	4.21%		07/05/24	555,000	555,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
35

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
West Genesee CSD
BAN Series 2024A		4.50%		06/26/25	3,850,000	3,882,960
						2,501,006,520
Total Municipal Securities (Cost $2,501,006,520)						2,501,006,520
Total Investments in Securities (Cost $2,501,006,520)						2,501,006,520

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $932,245,000 or 37.8% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
UFSD —	Union free school district
VRDN —	Variable rate demand note

At June 30, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
36
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$2,501,006,520
Cash		3,261,999
Receivables:
Interest		14,016,485
Fund shares sold		8,074,552
Prepaid expenses	+	43,220
Total assets		2,526,402,776

Liabilities
Payables:
Investments bought - delayed-delivery		40,742,053
Investments bought		6,966,542
Fund shares redeemed		6,605,205
Distributions to shareholders		3,216,602
Investment adviser and administrator fees		333,308
Shareholder service fees		18,018
Accrued expenses	+	118,809
Total liabilities		58,000,537
Net assets		$2,468,402,239

Net Assets by Source
Capital received from investors		$2,468,311,249
Total distributable earnings	+	90,990
Net assets		$2,468,402,239

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$975,682,242		975,452,741		$1.00
Ultra Shares	$1,492,719,997		1,492,403,116		$1.00

See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
37

Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$41,189,678

Expenses
Investment adviser and administrator fees		2,273,933
Shareholder service fees:
Investor Shares		716,592
Registration fees		62,016
Portfolio accounting fees		49,874
Independent trustees’ fees		21,966
Professional fees		19,125
Custodian fees		17,419
Shareholder reports		6,745
Transfer agent fees		660
Other expenses	+	7,797
Total expenses		3,176,127
Expense reduction	–	185,446
Net expenses	–	2,990,681
Net investment income		38,198,997

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		97,577
Increase in net assets resulting from operations		$38,296,574
See financial notes
38
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$38,198,997	$65,521,877
Net realized gains	+	97,577	32,681
Increase in net assets from operations		$38,296,574	$65,554,558

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($14,799,360 )	($25,905,622 )
Ultra Shares	+	(23,400,057)	(39,615,836)
Total distributions		($38,199,417 )	($65,521,458 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		629,647,464	1,490,519,963
Ultra Shares	+	1,212,357,434	2,918,814,507
Total shares sold		1,842,004,898	4,409,334,470
Shares Reinvested
Investor Shares		10,662,854	20,861,277
Ultra Shares	+	15,866,921	31,572,272
Total shares reinvested		26,529,775	52,433,549
Shares Redeemed
Investor Shares		(653,638,253)	(1,224,542,428)
Ultra Shares	+	(1,130,034,336)	(2,613,427,831)
Total shares redeemed		(1,783,672,589)	(3,837,970,259)
Net transactions in fund shares		84,862,084	623,797,760

NET ASSETS
Beginning of period		$2,383,442,998	$1,759,612,138
Total increase	+	84,959,241	623,830,860
End of period		$2,468,402,239	$2,383,442,998

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
39

Schwab Municipal Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund each offer two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab California Municipal Money Fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in money market securities from California issuers and from municipal agencies, U.S. territories and possessions.
The Schwab New York Municipal Money Fund’s goal is to seek current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in money market securities from New York issuers and from municipal agencies, U.S. territories and possessions.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
40
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2024, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the funds.
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
41

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
42
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

 3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	79%	84%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	13%	14% 13%
	(Bank of America NA)	(Federal National Mortgage Association)
(JPMorgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares. An investment in the funds is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors is not required to reimburse the fund for losses, and you should not expect that the sponsors will provide financial support to the funds at any time, including during periods of market stress.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees on fund redemptions if the fund’s board or its delegate determines that the fee is in the best interests of the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also could be low or even negative. In addition, a fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
43

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause a fund to lose money or underperform. A fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Government Securities Risk. U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State Risk. Schwab New York Municipal Money Fund and Schwab California Municipal Money Fund invest primarily in securities issued by the state of New York and its municipalities and the state of California and its municipalities, respectively. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of a fund’s portfolio. Further, a fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain New York and California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the states of New York and California and/or their municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
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Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. On July 12, 2023, the SEC adopted amendments to the rules that govern money market funds. These amendments may affect the fund’s investment strategies, performance, yield, expenses and operations.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment advisor and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
45

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended June 30, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab California Municipal Money Fund	$12,598,470	$59,788,801	$0
Schwab New York Municipal Money Fund	28,437,409	10,052,642	0
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
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Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of June 30, 2024, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab California Municipal Money Fund	$9,054,235,100
Schwab New York Municipal Money Fund	2,501,006,520
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2023, the funds had capital loss carryforwards as follows:

Schwab California Municipal Money Fund	$—
Schwab New York Municipal Money Fund	6,586
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2024. The tax basis components of distributions paid during the fiscal year ended December 31, 2023, were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME
Schwab California Municipal Money Fund	$218,781,408	$16,250,618
Schwab New York Municipal Money Fund	63,687,403	1,834,055
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended December 31, 2023, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
47

Schwab Municipal Money Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s
48
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Funds for so long as the investment adviser serves as the adviser to the Funds, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
49

Schwab Municipal Money Funds
such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

MFR13603-28
00301190

Semiannual Holdings and Financial Statements | June 30, 2024
Schwab Retirement Government Money Fund

In This Report

Financial Statements and Portfolio Holdings	2
Financial Notes	15
Investment Advisory Agreement Approval	21
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
1

Schwab Retirement Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—
Total from investment operations	0.03	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Less distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.03)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.61%[3]	4.97%	1.47%	0.01%	0.40%	2.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[4]	0.19%	0.17%[5,6]	0.07%[6]	0.18%[6]	0.19%
Gross operating expenses	0.20%[4]	0.21%	0.21%[5]	0.21%	0.31%	0.35%
Net investment income (loss)	5.20%[4]	4.87%	1.50%	0.01%	0.38%	2.01%
Net assets, end of period (x 1,000,000)	$2,098	$1,947	$1,661	$1,610	$1,804	$2,072

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
2
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 28.5% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
(SOFR + 0.09%)	(a)	5.43%		07/01/24	4,000,000	4,000,000
		5.40%		07/11/24	2,600,000	2,596,302
(SOFR + 0.08%)	(a)	5.42%	07/01/24	07/22/24	2,000,000	1,999,964
(SOFR + 0.10%)	(a)	5.44%	07/01/24	08/08/24	600,000	600,000
		5.32%		08/12/24	1,700,000	1,689,845
		3.38%		08/26/24	5,800,000	5,782,373
		5.04%		09/17/24	3,400,000	3,364,272
		5.50%		09/20/24	1,400,000	1,383,589
(SOFR + 0.18%)	(a)	5.52%	07/01/24	10/16/24	5,400,000	5,400,362
(SOFR + 0.13%)	(a)	5.47%	07/01/24	11/01/24	5,100,000	5,100,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	11/07/24	2,100,000	2,100,000
		0.88%		11/18/24	2,600,000	2,558,575
		5.28%		12/02/24	2,500,000	2,445,031
		4.95%		12/17/24	1,700,000	1,662,412
(SOFR + 0.11%)	(a)	5.45%	07/01/24	12/26/24	4,700,000	4,699,115
		4.63%		01/02/25	1,600,000	1,598,731
(SOFR + 0.15%)	(a)	5.49%	07/01/24	01/03/25	1,800,000	1,800,000
		1.13%		01/06/25	11,500,000	11,287,406
(SOFR + 0.12%)	(a)	5.46%	07/01/24	01/21/25	6,600,000	6,600,000
(SOFR + 0.17%)	(a)	5.51%	07/01/24	01/23/25	1,600,000	1,600,000
(SOFR + 0.13%)	(a)	5.47%	07/01/24	03/07/25	3,000,000	3,000,000
		5.00%		04/04/25	600,000	599,668
(SOFR + 0.14%)	(a)	5.48%	07/01/24	04/21/25	3,600,000	3,600,000
(SOFR + 0.15%)	(a)	5.49%	07/01/24	04/28/25	2,800,000	2,800,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	05/02/25	9,300,000	9,300,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	05/15/25	900,000	900,000
(SOFR + 0.13%)	(a)	5.47%	07/01/24	05/20/25	5,100,000	5,100,000
(SOFR + 0.15%)	(a)	5.49%	07/01/24	05/27/25	1,500,000	1,500,000
(SOFR + 0.17%)	(a)	5.51%	07/01/24	06/02/25	5,600,000	5,600,000
(EFFR + 0.14%)	(a)	5.47%	07/01/24	06/11/25	5,500,000	5,500,000
(SOFR + 0.05%)	(a)	5.39%	07/01/24	06/20/25	1,100,000	1,100,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	06/24/25	3,200,000	3,200,000
(3 mo. US TBILL + 0.16%)	(a)	5.47%	07/02/24	06/30/25	5,600,000	5,600,000
(SOFR + 0.17%)	(a)	5.51%	07/01/24	06/30/25	5,200,000	5,200,000
(3 mo. US TBILL + 0.18%)	(a)	5.49%	07/02/24	07/17/25	5,700,000	5,700,000
See financial notes
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
3

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.16%)	(a)	5.50%	07/01/24	07/21/25	1,100,000	1,100,000
(SOFR + 0.05%)	(a)	5.39%	07/01/24	08/06/25	3,300,000	3,300,000
(EFFR + 0.14%)	(a)	5.47%	07/01/24	08/20/25	2,900,000	2,900,000
(EFFR + 0.13%)	(a)	5.46%	07/01/24	09/15/25	3,400,000	3,400,000
(EFFR + 0.15%)	(a)	5.48%	07/01/24	09/26/25	2,000,000	2,000,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	10/06/25	5,600,000	5,602,969
(SOFR + 0.16%)	(a)	5.50%	07/01/24	10/17/25	3,500,000	3,500,000
(SOFR + 0.13%)	(a)	5.47%	07/01/24	10/21/25	6,800,000	6,800,000
(SOFR + 0.12%)	(a)	5.46%	07/01/24	10/29/25	5,000,000	5,002,280
(EFFR + 0.14%)	(a)	5.47%	07/01/24	11/10/25	1,300,000	1,301,334
(SOFR + 0.16%)	(a)	5.50%	07/01/24	11/14/25	6,000,000	6,000,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	11/28/25	1,000,000	1,000,000
(SOFR + 0.15%)	(a)	5.49%	07/01/24	12/15/25	500,000	500,000
(SOFR + 0.08%)	(a)	5.42%	07/01/24	01/28/26	3,200,000	3,200,000
(EFFR + 0.10%)	(a)	5.43%	07/01/24	04/01/26	2,900,000	2,900,000
(SOFR + 0.10%)	(a)	5.44%	07/01/24	04/17/26	3,200,000	3,200,000
(SOFR + 0.10%)	(a)	5.43%	07/05/24	05/05/26	3,000,000	3,000,000
(SOFR + 0.11%)	(a)	5.45%	07/01/24	05/06/26	5,600,000	5,600,000
(SOFR + 0.09%)	(a)	5.42%	07/01/24	05/07/26	3,300,000	3,300,000
(EFFR + 0.10%)	(a)	5.43%	07/01/24	05/08/26	4,800,000	4,800,000
(SOFR + 0.10%)	(a)	5.44%	07/01/24	06/24/26	4,500,000	4,500,000
(SOFR + 0.11%)	(a)	5.45%	07/01/24	06/24/26	3,000,000	3,000,000
FEDERAL HOME LOAN BANKS
		3.00%		07/08/24	3,400,000	3,398,479
		5.44%		07/11/24	900,000	898,710
		5.31%		07/12/24	11,800,000	11,781,301
		5.33%		07/19/24	6,400,000	6,383,184
		5.10%		07/22/24	5,100,000	5,085,289
(SOFR + 0.10%)	(a)	5.44%	07/01/24	07/26/24	5,200,000	5,200,000
		5.45%		08/13/24	5,400,000	5,400,000
		1.50%		08/15/24	2,100,000	2,090,262
		5.31%		08/15/24	3,400,000	3,378,283
		5.32%		09/04/24	3,400,000	3,367,752
(SOFR + 0.10%)	(a)	5.44%	07/01/24	09/04/24	4,000,000	4,000,000
		2.88%		09/13/24	2,200,000	2,188,672
		4.88%		09/13/24	3,800,000	3,797,053
		5.46%		09/27/24	4,300,000	4,245,447
(SOFR + 0.01%)	(a)	5.35%	07/01/24	10/02/24	8,200,000	8,200,000
		4.50%		10/03/24	3,400,000	3,391,895
(SOFR + 0.01%)	(a)	5.35%	07/01/24	10/03/24	7,300,000	7,300,000
(SOFR + 0.01%)	(a)	5.35%	07/01/24	10/07/24	4,100,000	4,100,000
		5.40%		10/10/24	2,600,000	2,600,000
		4.97%		10/11/24	8,300,000	8,187,473
(SOFR + 0.01%)	(a)	5.35%	07/01/24	10/25/24	4,900,000	4,900,000
(SOFR + 0.03%)	(a)	5.37%	07/01/24	10/25/24	4,900,000	4,900,000
		4.95%		10/30/24	12,300,000	12,102,800
		5.19%		10/30/24	3,400,000	3,399,761
		4.94%		10/31/24	1,600,000	1,574,190
		5.28%		11/01/24	8,600,000	8,599,032
(SOFR + 0.03%)	(a)	5.37%	07/01/24	11/14/24	8,100,000	8,100,000
See financial notes
4
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.97%		11/18/24	5,640,000	5,535,817
(SOFR + 0.12%)	(a)	5.46%	07/01/24	11/18/24	2,800,000	2,800,000
(SOFR + 0.01%)	(a)	5.35%	07/01/24	11/19/24	6,400,000	6,400,000
		2.75%		12/13/24	1,000,000	990,391
		4.70%		12/18/24	8,300,000	8,123,625
		4.83%		01/02/25	1,700,000	1,699,679
		4.79%		01/03/25	4,100,000	4,002,980
		4.76%		01/10/25	6,600,000	6,439,183
		4.77%		01/21/25	11,600,000	11,598,734
		4.80%		01/23/25	4,900,000	4,899,587
		4.91%		01/23/25	4,100,000	3,989,967
		5.20%		01/29/25	5,700,000	5,531,831
		5.21%		01/31/25	6,600,000	6,403,049
		4.90%		02/07/25	4,900,000	4,759,524
		5.04%		02/07/25	10,900,000	10,578,813
		5.04%		02/10/25	8,500,000	8,247,353
		5.00%		02/13/25	4,900,000	4,753,084
		5.05%		02/14/25	6,500,000	6,302,194
(SOFR + 0.04%)	(a)	5.38%	07/01/24	03/14/25	3,200,000	3,200,000
		5.24%		04/01/25	6,700,000	6,445,028
		5.41%		04/04/25	6,400,000	6,400,000
		5.41%		04/07/25	5,600,000	5,600,000
		0.50%		04/14/25	6,465,000	6,231,486
		5.38%		04/14/25	8,000,000	8,000,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	04/21/25	2,700,000	2,700,000
		5.24%		04/23/25	4,900,000	4,699,160
		5.36%		04/25/25	4,800,000	4,800,000
(SOFR + 0.12%)	(a)	5.46%	07/01/24	05/01/25	2,900,000	2,900,000
		5.43%		05/02/25	2,400,000	2,400,000
		5.45%		05/12/25	4,800,000	4,800,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	05/14/25	5,500,000	5,500,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	05/19/25	9,500,000	9,500,000
		5.50%		05/20/25	3,200,000	3,200,000
		5.18%		05/21/25	3,300,000	3,153,876
		5.54%		06/02/25	4,100,000	4,100,000
		5.15%		06/04/25	300,000	286,226
		5.48%		06/09/25	4,500,000	4,500,000
(SOFR + 0.12%)	(a)	5.46%	07/01/24	06/16/25	8,600,000	8,600,000
(SOFR + 0.14%)	(a)	5.48%	07/01/24	06/17/25	9,000,000	9,000,000
		5.17%		07/07/25	2,900,000	2,900,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	07/10/25	3,200,000	3,203,313
		5.24%		07/11/25	3,000,000	3,000,000
		5.50%		07/11/25	3,000,000	3,000,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	07/28/25	3,700,000	3,700,000
(SOFR + 0.16%)	(a)	5.50%	07/01/24	08/22/25	5,400,000	5,400,000
(SOFR + 0.19%)	(a)	5.53%	07/01/24	10/24/25	3,500,000	3,500,000
(SOFR + 0.19%)	(a)	5.53%	07/01/24	10/30/25	1,700,000	1,700,000
(SOFR + 0.20%)	(a)	5.54%	07/01/24	11/14/25	3,400,000	3,400,000
(SOFR + 0.21%)	(a)	5.55%	07/01/24	12/26/25	3,400,000	3,400,000
See financial notes
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
5

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERAL HOME LOAN MORTGAGE CORPORATION
		5.36%		11/22/24	1,000,000	999,949
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		1.75%		07/02/24	2,600,000	2,599,748
		2.63%		09/06/24	3,100,000	3,084,153
		1.63%		01/07/25	1,400,000	1,377,503
		4.58%		06/17/25	3,300,000	3,158,877
(SOFR + 0.10%)	(a)	5.44%	07/01/24	06/18/26	3,000,000	3,000,000
Total U.S. Government Agency Debt (Cost $597,938,941)						597,938,941

U.S. TREASURY DEBT 5.7% OF NET ASSETS
UNITED STATES TREASURY
		1.75%		07/31/24	3,000,000	2,991,004
		3.00%		07/31/24	4,200,000	4,191,885
		0.38%		08/15/24	5,100,000	5,069,947
		0.38%		09/15/24	5,300,000	5,248,272
		2.13%		09/30/24	5,000,000	4,963,074
		0.63%		10/15/24	3,000,000	2,961,606
		1.50%		10/31/24	400,000	395,230
		0.75%		11/15/24	6,300,000	6,199,690
		2.25%		11/15/24	4,200,000	4,158,726
		1.50%		11/30/24	5,400,000	5,326,192
		2.25%		12/31/24	3,100,000	3,060,261
(3 mo. US TBILL + 0.20%)	(a)	5.51%	07/01/24	01/31/25	16,400,000	16,408,882
		2.75%		02/28/25	2,400,000	2,364,297
		1.75%		03/15/25	2,400,000	2,345,746
(3 mo. US TBILL + 0.17%)	(a)	5.47%	07/01/24	04/30/25	11,600,000	11,604,435
(3 mo. US TBILL + 0.13%)	(a)	5.43%	07/01/24	07/31/25	17,200,000	17,197,352
(3 mo. US TBILL + 0.17%)	(a)	5.48%	07/01/24	10/31/25	12,100,000	12,091,073
(3 mo. US TBILL + 0.25%)	(a)	5.55%	07/01/24	01/31/26	12,400,000	12,421,392
(3 mo. US TBILL + 0.15%)	(a)	5.46%	07/01/24	04/30/26	500,000	500,057
Total U.S. Treasury Debt (Cost $119,499,121)						119,499,121

VARIABLE RATE DEMAND NOTES 0.4% OF NET ASSETS
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(b)	5.45%		07/05/24	3,100,000	3,100,000
GINA RISTOW BELLING 2022
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(b)	5.45%		07/05/24	900,000	900,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(b)	5.45%		07/05/24	4,200,000	4,200,000
Total Variable Rate Demand Notes (Cost $8,200,000)						8,200,000
See financial notes
6
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 65.4% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 36.2%
BANCO SANTANDER SA
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	6,002,665	6,000,000
(Collateralized by U.S. Government Agency Securities valued at $6,180,223, 0.00%, due 12/14/29)
BANK OF MONTREAL
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	6,002,665	6,000,000
(Collateralized by U.S. Government Agency Securities valued at $6,182,745, 4.00% - 5.00%, due 12/20/40 - 06/20/49)
BARCLAYS BANK PLC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	28,012,437	28,000,000
(Collateralized by U.S. Government Agency Securities valued at $28,852,810, 4.50%, due 11/01/52)
BOFA SECURITIES INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	3,001,333	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,090,001, 2.00% - 6.48%, due 02/25/44 - 01/20/73)
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	6,002,665	6,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $6,120,281, 2.80% - 3.75%, due 12/31/30 - 11/16/47)
Issued 05/17/24, repurchase date 08/15/24		5.34%		07/05/24	11,079,952	11,000,000
(Collateralized by U.S. Government Agency Securities valued at $11,330,001, 4.50% - 7.50%, due 11/15/32 - 06/20/70)
Issued 05/31/24, repurchase date 08/29/24		5.35%		07/05/24	3,015,604	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,090,001, 3.00% - 10.95%, due 10/25/26 - 07/15/51)
Issued 06/03/24, repurchase date 08/02/24		5.35%		07/05/24	49,233,022	49,000,000
(Collateralized by U.S. Government Agency Securities valued at $50,470,001, 2.50% - 7.00%, due 12/15/41 - 01/20/66)
Issued 06/04/24, repurchase date 09/03/24		5.35%		07/05/24	3,013,821	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,090,001, 2.50% - 6.00%, due 06/15/28 - 02/20/54)
Issued 06/17/24, repurchase date 09/16/24		5.37%		07/05/24	3,008,055	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,090,001, 2.50% - 6.52%, due 02/15/28 - 04/20/67)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	3,001,333	3,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,089,930, 0.25% - 7.00%, due 12/31/24 - 06/01/54)
Issued 06/13/24, repurchase date 07/15/24		5.33%		07/05/24	22,071,659	22,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $22,659,998, 1.50% - 7.00%, due 11/30/29 - 06/01/54)
See financial notes
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
7

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/17/24, repurchase date 08/02/24		5.33%		07/05/24	16,042,640	16,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $16,479,788, 2.00% - 7.00%, due 08/15/33 - 06/01/54)
Issued 06/20/24, repurchase date 07/22/24		5.33%		07/05/24	22,048,858	22,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $22,659,850, 2.00% - 7.00%, due 05/31/31 - 06/01/54)
CITIGROUP GLOBAL MARKETS INC
Issued 06/07/24, repurchase date 07/08/24		5.35%		07/05/24	25,104,028	25,000,000
(Collateralized by U.S. Government Agency Securities valued at $26,250,896, 4.50% - 6.88%, due 10/20/53)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/28/24, repurchase date 07/01/24		5.34%		07/01/24	9,004,005	9,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $9,311,574, 1.13% - 6.00%, due 02/15/31 - 06/01/54)
FICC - BANK OF NEW YORK
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	38,016,847	38,000,000
(Collateralized by U.S. Government Agency Securities valued at $39,140,000, 1.50% - 6.50%, due 01/01/35 - 04/01/54)
GOLDMAN SACHS & CO LLC
Issued 06/24/24, repurchase date 07/01/24		5.33%		07/01/24	50,051,819	50,000,000
(Collateralized by U.S. Government Agency Securities valued at $51,000,000, 2.75% - 7.50%, due 12/01/28 - 10/15/59)
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	39,017,322	39,000,000
(Collateralized by U.S. Government Agency Securities valued at $39,780,000, 2.50% - 6.50%, due 01/01/34 - 06/01/54)
Issued 06/27/24, repurchase date 07/03/24		5.33%		07/03/24	130,115,483	130,000,000
(Collateralized by U.S. Government Agency Securities valued at $132,600,000, 2.00% - 6.50%, due 06/01/29 - 08/15/57)
Issued 06/26/24, repurchase date 07/03/24		5.34%		07/03/24	45,046,725	45,000,000
(Collateralized by U.S. Government Agency Securities valued at $45,900,820, 2.50% - 7.50%, due 10/01/28 - 03/15/58)
JP MORGAN SECURITIES LLC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,000,443	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 2.50% - 7.50%, due 04/20/28 - 11/20/53)
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	57,025,317	57,000,000
(Collateralized by U.S. Government Agency Securities valued at $58,710,000, 2.00% - 7.00%, due 09/15/27 - 03/20/64)
Issued 04/09/24, repurchase date 10/16/24	(a)	5.49%	07/01/24	10/01/24	18,480,375	18,000,000
(Collateralized by U.S. Government Agency Securities valued at $18,540,000, 0.00% - 6.00%, due 02/25/33 - 08/25/56) (SOFR + 0.15%)
Issued 06/28/24, repurchase date 01/03/25	(a)	5.49%	07/01/24	10/01/24	15,217,312	15,000,000
(Collateralized by U.S. Government Agency Securities valued at $15,450,000, 5.50% - 11.44%, due 05/25/29 - 05/20/35) (SOFR + 0.15%)
See financial notes
8
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
MIZUHO SECURITIES USA LLC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	3,001,333	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,096, 1.75%, due 01/15/34)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	3,001,330	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,092,985, 4.00% - 6.40%, due 05/20/52 - 12/15/58)
RBC DOMINION SECURITIES INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	22,009,772	22,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $22,546,933, 0.25% - 6.73%, due 06/30/25 - 08/20/63)
Issued 06/13/24, repurchase date 08/01/24		5.33%		07/05/24	11,035,829	11,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $11,371,093, 0.00% - 6.58%, due 07/15/24 - 05/20/54)
ROYAL BANK OF CANADA
Issued 05/02/24, repurchase date 10/31/24		5.33%		07/05/24	49,464,302	49,000,000
(Collateralized by U.S. Government Agency Securities valued at $51,829,970, 1.50% - 7.50%, due 02/01/31 - 05/01/54)
Issued 04/29/24, repurchase date 08/01/24		5.34%		07/05/24	30,298,150	30,000,000
(Collateralized by U.S. Government Agency Securities valued at $31,330,849, 2.00% - 7.00%, due 02/25/26 - 05/01/54)
Issued 05/31/24, repurchase date 07/31/24		5.34%		07/05/24	12,062,300	12,000,000
(Collateralized by U.S. Treasury Securities valued at $12,350,798, 5.34% - 5.45%, due 07/31/24 - 10/31/24)
WELLS FARGO BANK NA
Issued 06/25/24, repurchase date 07/02/24		5.34%		07/02/24	11,011,422	11,000,000
(Collateralized by U.S. Government Agency Securities valued at $11,451,879, 4.00% - 5.50%, due 10/01/42 - 07/01/53)
WELLS FARGO SECURITIES LLC
Issued 06/25/24, repurchase date 07/02/24		5.34%		07/02/24	11,011,422	11,000,000
(Collateralized by U.S. Government Agency Securities valued at $11,451,879, 4.00%, due 06/01/54)
						760,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 29.2%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	6,002,660	6,000,000
(Collateralized by U.S. Treasury Securities valued at $6,120,014, 0.38% - 4.88%, due 04/30/26 - 11/15/52)
BANCO SANTANDER SA
Issued 06/28/24, repurchase date 07/01/24		5.31%		07/01/24	5,002,213	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,100,039, 0.00% - 3.50%, due 09/12/24 - 02/15/47)
BARCLAYS BANK PLC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	7,003,103	7,000,000
(Collateralized by U.S. Treasury Securities valued at $7,143,264, 4.75%, due 07/31/25)
See financial notes
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
9

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	13,554,074	13,548,068
(Collateralized by U.S. Treasury Securities valued at $13,825,164, 0.63%, due 07/31/26)
Issued 06/13/24, repurchase date 08/01/24		5.33%		07/05/24	30,097,717	30,000,000
(Collateralized by U.S. Treasury Securities valued at $30,822,074, 0.63%, due 07/31/26)
BNP PARIBAS SA
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	10,004,433	10,000,000
(Collateralized by U.S. Treasury Securities valued at $10,204,586, 0.13% - 2.38%, due 01/15/30 - 02/15/42)
BOFA SECURITIES INC
Issued 04/24/24, repurchase date 07/23/24		5.35%		07/05/24	6,064,200	6,000,000
(Collateralized by U.S. Treasury Securities valued at $6,120,014, 1.25%, due 04/15/28)
Issued 06/24/24, repurchase date 09/23/24		5.35%		07/05/24	5,008,174	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,100,002, 0.25% - 4.13%, due 08/31/25 - 05/15/49)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	8,003,547	8,000,000
(Collateralized by U.S. Treasury Securities valued at $8,160,002, 0.13% - 4.63%, due 07/15/25 - 08/15/53)
CITIGROUP GLOBAL MARKETS INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	19,008,423	19,000,000
(Collateralized by U.S. Treasury Securities valued at $19,380,045, 1.75% - 4.88%, due 10/31/28 - 02/28/29)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	9,003,990	9,000,000
(Collateralized by U.S. Treasury Securities valued at $9,184,136, 4.25%, due 12/31/25)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	1,000,443	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,550, 4.25%, due 12/31/25)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	2,000,888	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,027, 0.00% - 4.50%, due 10/15/24 - 11/15/33)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/28/24, repurchase date 07/01/24		5.30%		07/01/24	183,080,825	183,000,000
(Collateralized by U.S. Treasury Securities valued at $183,080,872, 1.63%, due 05/15/31)
FICC - BANK OF NEW YORK
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	48,021,280	48,000,000
(Collateralized by U.S. Treasury Securities valued at $48,960,045, 4.63%, due 05/15/54)
JP MORGAN SECURITIES LLC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	168,074,480	168,000,000
(Collateralized by U.S. Treasury Securities valued at $171,360,007, 0.00% - 6.88%, due 08/31/24 - 02/15/44)
See financial notes
10
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	50,022,167	50,000,000
(Collateralized by U.S. Treasury Securities valued at $51,000,026, 0.50%, due 10/31/27)
MUFG SECURITIES AMERICAS INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	14,006,207	14,000,000
(Collateralized by U.S. Treasury Securities valued at $14,280,025, 3.13% - 7.63%, due 02/15/25 - 02/15/43)
RBC DOMINION SECURITIES INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	5,002,217	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,102,264, 0.13% - 6.00%, due 02/15/25 - 08/15/51)
Issued 06/13/24, repurchase date 08/01/24		5.33%		07/05/24	24,078,173	24,000,000
(Collateralized by U.S. Treasury Securities valued at $24,657,601, 0.00% - 4.88%, due 07/25/24 - 05/15/54)
						613,548,068
Total Repurchase Agreements (Cost $1,373,548,068)						1,373,548,068
Total Investments in Securities (Cost $2,099,186,130)						2,099,186,130

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At June 30, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
11

Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$725,638,062
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		1,373,548,068
Cash		1,645,844
Receivables:
Interest		7,033,017
Fund shares sold		240,702
Prepaid expenses	+	22,411
Total assets		2,108,128,104

Liabilities
Payables:
Investments bought		4,645,844
Distributions to shareholders		3,867,383
Fund shares redeemed		955,349
Investment adviser and administrator fees		280,152
Accrued expenses	+	105,944
Total liabilities		9,854,672
Net assets		$2,098,273,432

Net Assets by Source
Capital received from investors		$2,098,271,142
Total distributable earnings	+	2,290
Net assets		$2,098,273,432

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,098,273,432		2,098,268,934		$1.00

See financial notes
12
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$53,543,945

Expenses
Investment adviser and administrator fees		1,888,007
Portfolio accounting fees		43,434
Registration fees		24,865
Independent trustees’ fees		21,808
Professional fees		21,051
Custodian fees		20,302
Shareholder reports		5,901
Transfer agent fees		669
Other expenses	+	6,226
Total expenses		2,032,263
Expense reduction	–	144,256
Net expenses	–	1,888,007
Net investment income		51,655,938

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		1,484
Increase in net assets resulting from operations		$51,657,422
See financial notes
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
13

Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$51,655,938	$88,262,956
Net realized gains	+	1,484	15,244
Increase in net assets from operations		$51,657,422	$88,278,200

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($51,655,144 )	($88,277,273 )

TRANSACTIONS IN FUND SHARES*
Shares sold		308,916,713	609,494,467
Shares reinvested		17,785,218	33,322,800
Shares redeemed	+	(175,572,940)	(356,730,840)
Net transactions in fund shares		151,128,991	286,086,427

NET ASSETS
Beginning of period		$1,947,142,163	$1,661,054,809
Total increase	+	151,131,269	286,087,354
End of period		$2,098,273,432	$1,947,142,163

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
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Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Retirement Government Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Retirement Government Money Fund offers one share class.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Retirement Government Money Fund seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities, such as: U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/ or U.S. government securities, obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs), and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2024, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2024, the fund had investments in repurchase agreements with a gross value of $1,373,548,068 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is
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Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

 3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy.
Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party ( i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
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Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Regulation Risk. On July 12, 2023, the SEC adopted amendments to the rules that govern money market funds. These amendments may affect the fund’s investment strategies, performance, yield, expenses and operations.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2024, the fund had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
19

Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

 6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024.Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2024, the tax basis cost of the fund’s investments was $2,099,186,130.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2024. The tax basis components of distributions paid during the fiscal year ended December 31, 2023, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$88,277,273
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2023, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Retirement Government Money Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
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Schwab Retirement Government Money Fund
financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has shared any economies of scale with the Fund by investing in the investment adviser’s infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
22
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
23

MFR92571-08
00301192

Semiannual Holdings and Financial Statements | June 30, 2024
Schwab Variable Share Price Money Fund

In This Report

Financial Statements and Portfolio Holdings	2
Financial Notes	17
Investment Advisory Agreement Approval	26
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements
1

Schwab Variable Share Price Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Ultra Shares	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$1.0005	$1.0003	$1.0003	$1.0003	$1.0004	$1.0002
Income (loss) from investment operations:
Net investment income (loss)[1]	0.0263	0.0506	0.0204	0.0003	0.0057	0.0217
Net realized and unrealized gains (losses)	(0.0003)	0.0001	(0.0038)[2]	(0.0000)[3]	(0.0008)	0.0005
Total from investment operations	0.0260	0.0507	0.0166	0.0003	0.0049	0.0222
Less distributions:
Distributions from net investment income	(0.0263)	(0.0505)	(0.0166)	(0.0003)	(0.0050)	(0.0220)
Distributions from net realized gains	—	—	—	—	—	(0.0000)[3]
Total distributions	(0.0263)	(0.0505)	(0.0166)	(0.0003)	(0.0050)	(0.0220)
Net asset value at end of period	$1.0002	$1.0005	$1.0003	$1.0003	$1.0003	$1.0004
Total return	2.64%[4]	5.20%	1.64%	0.03%	0.49%	2.24%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19%[5]	0.19%	0.18%[6,7]	0.11%[7]	0.18%[7]	0.19%
Gross operating expenses	0.20%[5]	0.20%	0.21%[6]	0.21%	0.31%	0.34%
Net investment income (loss)	5.32%[5]	5.06%	2.04%	0.03%	0.57%	2.17%
Net assets, end of period (x 1,000,000)	$5,777	$5,763	$4,878	$2,693	$3,414	$5,388

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Per share amount was less than $0.00005.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
2
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) monthly on Form N-MFP, which is available immediately upon filing. The fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus.
For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT 5.3% OF NET ASSETS
BANK OF AMERICA NA
		5.34%		07/05/24	135,000,000	135,001,350
		5.72%		07/22/24	5,000,000	5,000,521
		5.80%		08/09/24	25,000,000	25,005,739
		6.00%		08/16/24	1,000,000	1,000,412
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
		5.93%		07/19/24	10,000,000	10,002,263
COOPERATIEVE RABOBANK UA (LONDON BRANCH)
		5.38%		07/05/24	11,000,000	10,999,478
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
		5.70%		07/22/24	5,000,000	5,000,674
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)
		5.33%		07/02/24	4,000,000	3,999,992
		5.33%		07/05/24	24,000,000	24,000,173
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)
		5.33%		07/02/24	9,000,000	8,999,991
		5.33%		07/05/24	8,000,000	7,999,975
MUFG BANK LTD (NEW YORK BRANCH)
(SOFR + 0.25%)	(a)	5.59%	07/01/24	07/08/24	5,000,000	5,000,175
ROYAL BANK OF CANADA (NEW YORK BRANCH)
		5.72%		08/16/24	45,000,000	45,009,882
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.27%)	(a)	5.61%	07/01/24	07/02/24	2,000,000	2,000,032
(SOFR + 0.25%)	(a)	5.59%	07/01/24	07/08/24	2,000,000	2,000,076
TORONTO-DOMINION BANK (NEW YORK BRANCH)
		5.85%		07/12/24	5,000,000	5,000,589
		5.92%		07/26/24	1,000,000	1,000,305
(SOFR + 0.60%)	(a)	5.94%	07/01/24	07/31/24	8,000,000	8,003,630
Total Certificates Of Deposit (Cost $305,000,000)						305,025,257

See financial notes
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements
3

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ASSET-BACKED COMMERCIAL PAPER 2.8% OF NET ASSETS
ANTALIS SA	(b)(c)	5.36%		07/05/24	6,000,000	5,993,776
ATLANTIC ASSET SECURITIZATION LLC	(b)(c)	5.32%		07/01/24	1,000,000	999,556
BARCLAYS US CCP FUNDING LLC
	(b)(c)	5.35%		07/02/24	2,000,000	1,998,820
	(b)(c)	5.34%		07/03/24	25,000,000	24,981,552
	(b)(c)	5.35%		07/05/24	30,000,000	29,968,967
CAFCO LLC	(b)(c)	5.32%		07/01/24	2,000,000	1,999,112
CHARTA LLC	(b)(c)	5.32%		07/01/24	1,000,000	999,556
CRC FUNDING LLC	(b)(c)	5.32%		07/01/24	2,000,000	1,999,112
GREAT BEAR FUNDING LLC / GREAT BEAR FUNDING DAC
	(b)(c)	5.35%		07/02/24	18,000,000	17,989,328
	(b)(c)	5.34%		07/03/24	8,000,000	7,994,068
	(b)(c)	5.35%		07/08/24	2,000,000	1,997,021
LMA AMERICAS LLC	(b)(c)	5.32%		07/01/24	3,000,000	2,998,663
LONGSHIP FUNDING LLC
	(b)(c)	5.32%		07/01/24	10,000,000	9,995,572
	(b)(c)	5.35%		07/03/24	1,000,000	999,261
MANHATTAN ASSET FUNDING COMPANY LLC	(b)(c)	5.32%		07/01/24	1,000,000	999,556
OLD LINE FUNDING LLC	(b)(c)	5.37%		07/15/24	50,000,000	49,873,861
STARBIRD FUNDING CORP
(SOFR + 0.24%)	(a)(b)(c)	5.58%	07/01/24	07/08/24	2,000,000	2,000,079
Total Asset-Backed Commercial Paper (Cost $163,861,419)						163,787,860

FINANCIAL COMPANY COMMERCIAL PAPER 2.8% OF NET ASSETS
BARCLAYS BANK UK PLC
	(c)	5.35%		07/02/24	3,000,000	2,998,230
	(c)	5.34%		07/03/24	6,000,000	5,995,573
	(c)	5.35%		07/05/24	48,000,000	47,950,346
BNP PARIBAS SA	(c)	5.31%		07/01/24	71,000,000	70,968,693
ROYAL BANK OF CANADA
(SOFR + 0.64%)	(a)(c)	5.98%	07/01/24	07/05/24	10,000,000	10,000,902
See financial notes
4
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SKANDINAVISKA ENSKILDA BANKEN AB
	(c)	5.87%		07/03/24	11,000,000	10,991,922
	(c)	5.79%		08/08/24	10,000,000	9,940,191
Total Financial Company Commercial Paper (Cost $158,907,265)						158,845,857

NON-FINANCIAL COMPANY COMMERCIAL PAPER 1.5% OF NET ASSETS
UNITEDHEALTH GROUP INC
	(c)	5.33%		07/01/24	2,000,000	1,999,114
	(c)	5.33%		07/03/24	85,000,000	84,937,203
Total Non-Financial Company Commercial Paper (Cost $86,974,831)						86,936,317

U.S. GOVERNMENT AGENCY DEBT 3.6% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
(SOFR + 0.10%)	(a)	5.43%	07/05/24	05/05/26	8,300,000	8,300,736
(SOFR + 0.10%)	(a)	5.44%	07/01/24	06/24/26	12,200,000	12,207,667
(SOFR + 0.11%)	(a)	5.45%	07/01/24	06/24/26	8,100,000	8,101,328
FEDERAL HOME LOAN BANKS
		5.32%		09/04/24	9,700,000	9,604,908
		5.21%		01/31/25	50,000,000	48,491,548
		5.24%		04/01/25	19,300,000	18,577,534
		5.18%		05/21/25	50,000,000	47,813,188
		5.48%		06/09/25	12,600,000	12,600,203
		5.17%		07/07/25	8,300,000	8,264,775
		5.24%		07/11/25	8,200,000	8,170,485
		5.50%		07/11/25	8,200,000	8,174,908
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		4.58%		06/17/25	9,200,000	8,801,912
(SOFR + 0.10%)	(a)	5.44%	07/01/24	06/18/26	8,100,000	8,101,469
Total U.S. Government Agency Debt (Cost $207,274,038)						207,210,661

NON-NEGOTIABLE TIME DEPOSITS 15.0% OF NET ASSETS
ABN AMRO BANK NV
		5.33%		07/02/24	3,000,000	3,000,000
		5.33%		07/03/24	35,000,000	35,000,000
		5.33%		07/05/24	48,000,000	48,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)
		5.31%		07/01/24	10,000,000	10,000,000
BANCO SANTANDER SA (NEW YORK BRANCH)
		5.33%		07/01/24	37,000,000	37,000,000
		5.33%		07/05/24	19,000,000	19,000,000
See financial notes
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements
5

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANQUE FEDERATIVE DU CREDIT MUTUEL SA
		5.33%		07/01/24	6,000,000	6,000,000
		5.34%		07/01/24	10,000,000	10,000,000
		5.34%		07/02/24	9,000,000	9,000,000
		5.34%		07/03/24	53,000,000	53,000,000
		5.34%		07/05/24	8,000,000	8,000,000
CANADIAN IMPERIAL BANK OF COMMERCE
		5.31%		07/01/24	115,000,000	115,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)
		5.32%		07/01/24	6,000,000	6,000,000
DBS BANK LTD
		5.34%		07/01/24	8,000,000	8,000,000
		5.34%		07/03/24	7,000,000	7,000,000
		5.34%		07/05/24	7,000,000	7,000,000
DNB BANK ASA (NEW YORK BRANCH)
		5.31%		07/01/24	10,000,000	10,000,000
DZ BANK AG (NEW YORK BRANCH)
		5.31%		07/01/24	57,000,000	57,000,000
ING BANK NV
		5.33%		07/01/24	19,000,000	19,000,000
		5.33%		07/02/24	22,000,000	22,000,000
		5.33%		07/03/24	8,000,000	8,000,000
		5.33%		07/05/24	14,000,000	14,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)
		5.33%		07/01/24	2,000,000	2,000,000
		5.33%		07/05/24	7,000,000	7,000,000
ROYAL BANK OF CANADA
		5.32%		07/01/24	23,000,000	23,000,000
SANTANDER UK PLC
		5.31%		07/01/24	57,000,000	57,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
		5.31%		07/01/24	123,000,000	123,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
		5.31%		07/01/24	144,000,000	144,000,000
Total Non-Negotiable Time Deposits (Cost $867,000,000)						867,000,000

VARIABLE RATE DEMAND NOTES 1.3% OF NET ASSETS
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	(d)	5.54%		07/05/24	1,000,000	1,000,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	(d)	5.45%		07/05/24	4,000,000	4,000,000
See financial notes
6
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COLORADO HOUSING & FINANCE AUTH
S/F MORTGAGE BONDS CLASS II SERIES 2023A2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		07/05/24	10,000,000	10,000,000
S/F MORTGAGE CLASS I BONDS SERIES 2023N2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		07/05/24	1,000,000	1,000,000
S/F MORTGAGE CLASS II RB SERIES 2023F2 (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		07/05/24	590,000	590,000
CONNECTICUT DEVELOPMENT AUTH
RB (BRADLEY AIRPORT HOTEL) SERIES 2006B (LOC: TD BANK NA)	(d)	5.64%		07/05/24	3,590,000	3,590,000
CYNTHIA REESE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2023 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		07/05/24	1,000,000	1,000,000
GREYSHOE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		07/05/24	1,000,000	1,000,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	(d)	5.33%		07/05/24	1,000,000	1,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.34%		07/05/24	1,000,000	1,000,000
TAXABLE RB SERIES 2023J (LIQ: ROYAL BANK OF CANADA)	(d)	5.35%		07/05/24	500,000	500,000
J MACE MEEKS 2022 INSURANCE TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		07/05/24	4,970,000	4,970,000
JEFFERSON MENIFEE LLC
TAXABLE VARIABLE RATE DEMAND M/F HOUSING RB (JEFFERSON MENIFEE APTS) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		07/05/24	150,000	150,000
KEEP MEMORY ALIVE
TAXABLE VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: PNC BANK NA)	(d)	5.38%		07/05/24	950,000	950,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF MONTREAL)	(d)	5.50%		07/05/24	940,000	940,000
MOUNTAIN BANYAN QUALIFIED OPPORTUNITY ZONE BUSINESS LLC
TAXABLE M/F HOUSING RB SERIES 2023A (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		07/05/24	1,000,000	1,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (29 FLATBUSH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(d)	5.35%		07/05/24	2,290,000	2,290,000
NORTH TEXAS HIGHER EDUCATION AUTH INC
TAXABLE NOTES SERIES 2023-1 (LOC: ROYAL BANK OF CANADA)	(d)	5.38%		07/05/24	875,000	875,000
NUVEEN CREDIT STRATEGIES INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SOCIETE GENERALE SA)	(c)(d)	5.50%		07/05/24	1,000,000	1,000,000
NUVEEN FLOATING RATE INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	5.50%		07/05/24	1,000,000	1,000,000
See financial notes
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements
7

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NUVEEN PREFERRED & INCOME OPPORTUNITIES FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(d)	5.50%		07/05/24	1,500,000	1,500,000
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES B (LOC: BARCLAYS BANK PLC)	(c)(d)	5.50%		07/05/24	3,000,000	3,000,000
NUVEEN VARIABLE RATE PREFERRED & INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: TORONTO-DOMINION BANK/THE)	(c)(d)	5.56%		07/05/24	1,250,000	1,250,000
PHILIP BRYAN WISE 2022 TRUST IRREVOCABLE
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		07/05/24	5,410,000	5,410,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	(d)	5.35%		07/05/24	24,000,000	24,000,000
SRMHAYWARD LLC
TAXABLE VARIABLE RATE DEMAND RB (BELLARA SR LIVING) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS)	(d)	5.45%		07/05/24	110,000	110,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: UBS AG)	(d)	5.33%		07/05/24	2,000,000	2,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	(d)	5.40%		07/05/24	1,000,000	1,000,000
Total Variable Rate Demand Notes (Cost $76,125,000)						76,125,000

OTHER INSTRUMENTS 0.1% OF NET ASSETS
BANK OF AMERICA NA
(SOFR + 0.60%)	(a)	5.94%	07/01/24	08/05/24	4,000,000	4,002,072
Total Other Instruments (Cost $4,000,000)						4,002,072

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 64.7% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 26.8%
BANCO SANTANDER SA
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	16,007,107	16,000,000
(Collateralized by U.S. Government Agency Securities valued at $16,480,000, 2.00% - 7.50%, due 08/01/29 - 06/01/50)
BANK OF MONTREAL
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	16,007,107	16,000,000
(Collateralized by U.S. Government Agency Securities valued at $16,487,320, 3.50% - 7.00%, due 07/20/40 - 05/20/64)
See financial notes
8
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BARCLAYS BANK PLC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	79,035,089	79,000,000
(Collateralized by U.S. Government Agency Securities valued at $81,406,142, 4.50%, due 11/01/52)
BOFA SECURITIES INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	7,003,109	7,000,000
(Collateralized by U.S. Government Agency Securities valued at $7,210,001, 2.00% - 7.65%, due 01/15/26 - 03/20/70)
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	17,007,551	17,000,000
(Collateralized by U.S. Treasury Securities valued at $17,340,047, 1.50%, due 11/30/28)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	7,003,109	7,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $7,210,045, 0.63% - 7.00%, due 07/31/26 - 06/01/54)
CITIGROUP GLOBAL MARKETS INC
Issued 06/07/24, repurchase date 07/08/24		5.35%		07/05/24	71,295,439	71,000,000
(Collateralized by U.S. Government Agency Securities valued at $74,550,667, 4.50% - 6.88%, due 09/20/53 - 10/20/53)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/28/24, repurchase date 07/01/24		5.34%		07/01/24	25,011,125	25,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $26,110,539, 1.00% - 7.50%, due 12/20/34 - 06/20/54)
FICC - BANK OF NEW YORK
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	107,047,437	107,000,000
(Collateralized by U.S. Government Agency Securities valued at $110,210,145, 1.50% - 7.00%, due 02/01/36 - 06/01/54)
GOLDMAN SACHS & CO LLC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	100,044,417	100,000,000
(Collateralized by U.S. Government Agency Securities valued at $102,010,389, 2.00% - 7.00%, due 06/01/30 - 10/15/58)
Issued 06/26/24, repurchase date 07/03/24		5.34%		07/03/24	768,797,440	768,000,000
(Collateralized by U.S. Government Agency Securities valued at $784,321,220, 2.00% - 7.50%, due 09/01/25 - 03/16/65)
JP MORGAN SECURITIES LLC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	4,001,773	4,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,120,000, 2.00% - 4.00%, due 09/20/50 - 10/20/62)
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	158,070,178	158,000,000
(Collateralized by U.S. Government Agency Securities valued at $162,740,000, 1.50% - 6.50%, due 04/01/26 - 05/20/64)
MIZUHO SECURITIES USA LLC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	9,003,998	9,000,000
(Collateralized by U.S. Treasury Securities valued at $9,180,087, 1.75%, due 01/15/34)
See financial notes
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements
9

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	8,003,547	8,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $8,191,722, 2.25% - 7.00%, due 11/15/24 - 06/20/50)
RBC DOMINION SECURITIES INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	62,027,538	62,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $63,617,094, 0.13% - 6.73%, due 02/28/25 - 08/20/63)
Issued 06/13/24, repurchase date 08/01/24		5.33%		07/05/24	31,100,974	31,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $32,054,398, 0.13% - 6.69%, due 10/15/24 - 05/20/54)
WELLS FARGO BANK NA
Issued 06/25/24, repurchase date 07/02/24		5.34%		07/02/24	31,032,188	31,000,000
(Collateralized by U.S. Government Agency Securities valued at $32,273,477, 5.50% - 6.00%, due 04/01/53 - 03/01/54)
WELLS FARGO SECURITIES LLC
Issued 06/25/24, repurchase date 07/02/24		5.34%		07/02/24	31,032,188	31,000,000
(Collateralized by U.S. Government Agency Securities valued at $32,273,476, 3.00% - 6.50%, due 09/01/31 - 06/01/54)
						1,547,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 36.0%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	17,007,537	17,000,000
(Collateralized by U.S. Treasury Securities valued at $17,602,636, 0.13% - 4.88%, due 03/15/25 - 02/15/54)
BANCO SANTANDER SA
Issued 06/28/24, repurchase date 07/01/24		5.31%		07/01/24	13,005,753	13,000,000
(Collateralized by U.S. Treasury Securities valued at $13,260,011, 0.63% - 4.13%, due 07/31/24 - 02/15/43)
BARCLAYS BANK PLC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	20,008,867	20,000,000
(Collateralized by U.S. Treasury Securities valued at $20,409,054, 0.63%, due 07/31/26)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	9,872,777	9,868,402
(Collateralized by U.S. Treasury Securities valued at $10,070,251, 0.63% - 4.75%, due 07/31/25 - 07/31/26)
Issued 06/13/24, repurchase date 08/01/24		5.33%		07/05/24	20,065,144	20,000,000
(Collateralized by U.S. Treasury Securities valued at $20,548,019, 0.63%, due 07/31/26)
BNP PARIBAS SA
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	27,011,970	27,000,000
(Collateralized by U.S. Treasury Securities valued at $27,552,222, 0.13% - 5.45%, due 10/15/24 - 11/15/51)
See financial notes
10
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	23,010,197	23,000,000
(Collateralized by U.S. Treasury Securities valued at $23,460,046, 1.00% - 5.00%, due 08/31/25 - 02/15/53)
CITIGROUP GLOBAL MARKETS INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	53,023,497	53,000,000
(Collateralized by U.S. Treasury Securities valued at $54,060,035, 0.88% - 4.88%, due 10/31/28 - 02/28/29)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	25,011,083	25,000,000
(Collateralized by U.S. Treasury Securities valued at $25,511,310, 4.25%, due 12/31/25)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	4,001,773	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,081,895, 4.25%, due 12/31/25)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/28/24, repurchase date 07/01/24		5.33%		07/01/24	7,003,109	7,000,000
(Collateralized by U.S. Treasury Securities valued at $7,140,096, 0.00% - 4.25%, due 01/23/25 - 02/15/54)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/28/24, repurchase date 07/01/24		5.30%		07/01/24	1,000,441,667	1,000,000,000
(Collateralized by U.S. Treasury Securities valued at $1,000,441,700, 0.38%, due 08/15/24)
FICC - BANK OF NEW YORK
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	133,058,963	133,000,000
(Collateralized by U.S. Treasury Securities valued at $135,660,027, 4.63%, due 02/28/26 - 05/15/54)
JP MORGAN SECURITIES LLC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	31,013,743	31,000,000
(Collateralized by U.S. Treasury Securities valued at $31,620,004, 1.50% - 6.88%, due 03/31/25 - 10/15/27)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	467,207,037	467,000,000
(Collateralized by U.S. Treasury Securities valued at $476,340,031, 0.00% - 1.88%, due 07/25/24 - 02/15/32)
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	181,080,243	181,000,000
(Collateralized by U.S. Treasury Securities valued at $184,620,070, 1.25% - 4.25%, due 02/15/25 - 02/28/29)
MUFG SECURITIES AMERICAS INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	39,017,290	39,000,000
(Collateralized by U.S. Treasury Securities valued at $39,780,012, 2.25% - 3.63%, due 08/15/46 - 05/15/53)
RBC DOMINION SECURITIES INC
Issued 06/28/24, repurchase date 07/01/24		5.32%		07/01/24	13,005,763	13,000,000
(Collateralized by U.S. Treasury Securities valued at $13,265,879, 0.63% - 4.25%, due 01/15/25 - 02/15/54)
						2,082,868,402
See financial notes
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements
11

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
OTHER REPURCHASE AGREEMENTS** 1.9%
BARCLAYS BANK PLC
Issued 06/28/24, repurchase date 07/01/24		5.40%		07/01/24	19,008,550	19,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $20,529,234, 0.00%, due 12/31/00)
BNP PARIBAS SA
Issued 06/25/24, repurchase date 07/02/24		5.42%		07/02/24	23,024,239	22,999,880
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $26,477,876, 4.04% - 11.34%, due 10/25/33 - 01/25/64)
Issued 06/25/24, repurchase date 07/02/24		5.47%		07/02/24	11,011,700	10,999,874
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $12,662,257, 0.01% - 14.00%, due 09/15/24 - 12/31/00)
Issued 06/27/24, repurchase date 07/03/24		5.42%		07/03/24	4,003,613	3,999,965
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $4,203,796, 3.60% - 6.55%, due 09/15/43 - 05/22/64)
Issued 06/27/24, repurchase date 07/03/24		5.47%		07/03/24	6,005,470	5,999,887
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $6,906,291, 9.00% - 11.19%, due 03/25/32 - 07/25/33)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/24/24, repurchase date 07/01/24		5.37%		07/01/24	22,022,972	21,999,919
(Collateralized by U.S. Treasury Securities, common stocks,
ETFs, corporate bonds, asset backed securities, or
non-agency collateralized mortgage obligations valued at
$23,178,415, 2.41% - 9.63%, due 05/05/25 - 03/24/51)

MIZUHO SECURITIES USA LLC
Issued 06/28/24, repurchase date 07/01/24		5.42%		07/01/24	8,003,613	8,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $8,640,003, 0.00%, due 12/31/00)
See financial notes
12
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements

Schwab Variable Share Price Money Fund
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
RBC CAPITAL MARKETS LLC
Issued 06/27/24, repurchase date 07/03/24		5.42%		07/03/24	17,015,357	16,999,853
(Collateralized by U.S. Treasury and U.S. Government Agency
Securities, common stocks, ETFs, corporate bonds, asset
backed securities, or non-agency collateralized mortgage
obligations valued at $17,802,594, 2.10% - 6.60%, due
10/20/28 - 06/01/77)

						109,999,378
Total Repurchase Agreements (Cost $3,739,868,402)						3,739,867,780
Total Investments in Securities (Cost $5,609,010,955)						5,608,800,804

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**
Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs,
American depositary receipts and perpetual bonds, are represented by 12/31/00.

(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Credit-enhanced or liquidity-enhanced.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $417,320,034 or 7.2% of net assets.

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

ETF —	Exchange-Traded Fund
FICC —	Fixed Income Clearing Corp
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At June 30, 2024, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements
13

Schwab Variable Share Price Money Fund
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,869,142,553)		$1,868,933,024
Repurchase agreements, at value - unaffiliated issuers (cost $3,739,868,402)		3,739,867,780
Cash		202,029,908
Receivables:
Fund shares sold		17,537,889
Interest		7,798,704
Prepaid expenses	+	171,451
Total assets		5,836,338,756

Liabilities
Payables:
Fund shares redeemed		32,603,287
Investments bought		15,300,000
Distributions to shareholders		10,764,501
Investment adviser and administrator fees		776,068
Accrued expenses	+	164,979
Total liabilities		59,608,835
Net assets		$5,776,729,921

Net Assets by Source
Capital received from investors		$5,776,913,826
Total distributable loss	+	(183,905)
Net assets		$5,776,729,921

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Ultra Shares	$5,776,729,921		5,775,317,702		$1.0002

See financial notes
14
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements

Schwab Variable Share Price Money Fund
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$154,705,744
Other Interest	+	5,486,977
Total investment income		160,192,721

Expenses
Investment adviser and administrator fees		5,528,371
Registration fees		182,231
Portfolio accounting fees		61,592
Custodian fees		57,740
Professional fees		45,872
Independent trustees’ fees		23,518
Shareholder reports		8,853
Transfer agent fees		323
Other expenses	+	15,094
Total expenses		5,923,594
Expense reduction	–	395,223
Net expenses	–	5,528,371
Net investment income		154,664,350

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		164,016
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(1,511,305)
Net realized and unrealized losses		(1,347,289)
Increase in net assets resulting from operations		$153,317,061
See financial notes
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements
15

Schwab Variable Share Price Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$154,664,350	$260,644,947
Net realized gains		164,016	50,452
Net change in unrealized appreciation (depreciation)	+	(1,511,305)	701,700
Increase in net assets from operations		$153,317,061	$261,397,099

DISTRIBUTIONS TO SHAREHOLDERS
Ultra Shares		($154,661,949 )	($260,617,440 )

TRANSACTIONS IN FUND SHARES
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Ultra Shares		4,143,598,435	$4,145,052,587	9,572,001,472	$9,574,709,689
Shares Reinvested
Ultra Shares		109,456,006	109,490,710	199,735,044	199,794,794
Shares Redeemed
Ultra Shares	+	(4,237,902,886)	(4,239,338,463)	(8,887,970,807)	(8,890,462,883)
Net transactions in fund shares		15,151,555	$15,204,834	883,765,709	$884,041,600

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,760,166,147	$5,762,869,975	4,876,400,438	$4,878,048,716
Total increase	+	15,151,555	13,859,946	883,765,709	884,821,259
End of period		5,775,317,702	$5,776,729,921	5,760,166,147	$5,762,869,975
See financial notes
16
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements

Schwab Variable Share Price Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Variable Share Price Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Government Money Fund	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Variable Share Price Money Fund	Schwab New York Municipal Money Fund
Schwab Variable Share Price Money Fund currently offers one class of shares, Ultra Shares.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Variable Share Price Money Fund’s goal is to seek current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as: commercial paper, including asset-backed commercial paper,  promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) (U.S. government securities).

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements
17

Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable.  For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours.  Fair value determinations are made in good faith in accordance with adopted valuation procedures.  The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value.  The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments— Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs), and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)— Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments)— Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2024, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of  the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2024, the fund had investments in repurchase agreements with a gross value of $3,739,867,780 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund.  Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares. The SEC adopted amendments to the rules that govern money market funds that, beginning October 2, 2024, will generally require the fund to impose a fee when net sales of fund shares exceed certain levels. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as
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Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements

Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Sector Risk. The fund may invest a significant portion of its assets in securities issued by companies in the financials sector. Accordingly, the fund may be more susceptible to developments that affect that sector than other funds that do not invest as substantially in that sector.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective.  The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.  The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price.  To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions.  The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements
21

Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.
Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.
Money Market Fund Regulation Risk. On July 12, 2023, the SEC adopted amendments to the rules that govern money market funds. These amendments may affect the fund’s investment strategies, performance, yield, expenses and operations.
Money Market Fund Risk. The fund is not designed to offer capital appreciation.  In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual class operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
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Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements

Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of June 30, 2024:
Schwab Balanced Fund	0.3%
Schwab MarketTrack Balanced Portfolio	0.3%
Schwab MarketTrack Conservative Portfolio	0.1%
Schwab MarketTrack Growth Portfolio	0.5%
Schwab Monthly Income Fund - Flexible Payout	0.0%*
Schwab Monthly Income Fund - Income Payout	0.0%*
Schwab Monthly Income Fund - Target Payout	0.0%*
Schwab Target 2010 Fund	0.0%*
Schwab Target 2015 Fund	0.0%*
Schwab Target 2020 Fund	0.1%
Schwab Target 2025 Fund	0.1%
Schwab Target 2030 Fund	0.2%
Schwab Target 2035 Fund	0.1%
Schwab Target 2040 Fund	0.1%
Schwab Target 2045 Fund	0.0%*
Schwab Target 2050 Fund	0.0%*
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.1%
Schwab Target 2030 Index Fund	0.2%
Schwab Target 2035 Index Fund	0.1%
Schwab Target 2040 Index Fund	0.1%
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab Target 2055 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.1%
Schwab VIT Growth Portfolio	0.1%

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2024, the fund had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

 5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024.Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$5,609,010,955	$79,507	($289,658 )	($210,151 )

Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2023, the fund had capital loss carryforwards of $167,678.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2024. The tax basis components of distributions paid during the fiscal year ended December 31, 2023, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$260,617,440
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2023, the fund did not incur any interest or penalties.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

 8. Subsequent Events:
The Board has determined that it is in the best interest of the Schwab Variable Share Price Money Fund (the Acquired Fund), a series of the Trust, and its shareholders to reorganize with and into the Schwab Government Money Fund (the Surviving Fund). Accordingly, the Board has approved an Agreement and Plan of Reorganization (the Plan of Reorganization) that would provide for the reorganization of the Acquired Fund into the Surviving Fund. The Surviving Fund has a substantially similar investment objective to that of the Acquired Fund.
The Plan of Reorganization approved by the Board sets forth the terms by which the Acquired Fund will transfer its assets and liabilities to the Surviving Fund in exchange for Ultra Shares of the Surviving Fund, and subsequently distribute those Surviving Fund shares to shareholders of the Acquired Fund (the Reorganization). After the Reorganization is consummated, shareholders of the Acquired Fund will become shareholders of the Surviving Fund. The Reorganization is intended to be tax-free, meaning that shareholders of the Acquired Fund will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes.
Shareholder approval of the Reorganization is not required.  Shareholders of the Acquired Fund will receive a prospectus/information statement prior to the Reorganization that describes the investment objective, strategies, expenses and risks of an investment in the Surviving Fund and provides further details about the Reorganization. It is expected that the Reorganization will occur on or about September 9, 2024. The investment adviser will bear the costs associated with the Reorganization.
Other than the planned reorganization as discussed above, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements
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Schwab Variable Share Price Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Variable Share Price Money Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall
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Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements

Schwab Variable Share Price Money Fund
financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not
Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements
27

Schwab Variable Share Price Money Fund
identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Schwab Variable Share Price Money Fund | Semiannual Holdings and Financial Statements

MFR92570-08
00301193

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	August 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	August 16, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer

Date:	August 16, 2024